UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21634

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments.

March 31, 2017 :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (51.0%)
3M Co. (Industrial Conglomerates)	1,200	$229,596
Abbott Laboratories (Health Care Equipment & Supplies)	3,500	155,435
AbbVie, Inc. (Biotechnology)	3,250	211,770
Accenture PLC - Class A (IT Services)	1,275	152,847
Activision Blizzard, Inc. (Software)	1,400	69,804
Acuity Brands, Inc. (Electrical Equipment)	100	20,400
Adobe Systems, Inc.* (Software)	1,000	130,130
Advance Auto Parts, Inc. (Specialty Retail)	150	22,239
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,575	22,916
Aetna, Inc. (Health Care Providers & Services)	725	92,473
Affiliated Managers Group, Inc. (Capital Markets)	125	20,493
Aflac, Inc. (Insurance)	825	59,747
Agilent Technologies, Inc. (Life Sciences Tools & Services)	650	34,366
Air Products & Chemicals, Inc. (Chemicals)	450	60,881
Akamai Technologies, Inc.* (Internet Software & Services)	350	20,895
Alaska Air Group, Inc. (Airlines)	250	23,055
Albemarle Corp. (Chemicals)	225	23,769
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	175	19,341
Alexion Pharmaceuticals, Inc.* (Biotechnology)	450	54,558
Allegion PLC (Building Products)	200	15,140
Allergan PLC (Pharmaceuticals)	675	161,271
Alliance Data Systems Corp. (IT Services)	125	31,125
Alliant Energy Corp. (Electric Utilities)	475	18,815
Alphabet, Inc.* - Class A (Internet Software & Services)	600	508,680
Alphabet, Inc.* - Class C (Internet Software & Services)	600	497,736
Altria Group, Inc. (Tobacco)	3,950	282,109
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	800	709,231
Ameren Corp. (Multi-Utilities)	500	27,295
American Airlines Group, Inc. (Airlines)	1,025	43,358
American Electric Power Co., Inc. (Electric Utilities)	1,000	67,130
American Express Co. (Consumer Finance)	1,550	122,620
American International Group, Inc. (Insurance)	1,900	118,616
American Tower Corp. (Equity Real Estate Investment Trusts)	875	106,347
American Water Works Co., Inc. (Water Utilities)	350	27,220
Ameriprise Financial, Inc. (Capital Markets)	325	42,146
AmerisourceBergen Corp. (Health Care Providers & Services)	325	28,763
AMETEK, Inc. (Electrical Equipment)	475	25,688
Amgen, Inc. (Biotechnology)	1,500	246,104
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	625	44,481
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,125	69,750
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	750	61,463
Anthem, Inc. (Health Care Providers & Services)	525	86,825
Aon PLC (Insurance)	525	62,312
Apache Corp. (Oil, Gas & Consumable Fuels)	775	39,827
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	325	14,414
Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,650	1,529,978
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,200	85,580
Archer-Daniels-Midland Co. (Food Products)	1,150	52,946
Arconic, Inc. (Aerospace & Defense)	900	23,706
Arthur J. Gallagher & Co. (Insurance)	375	21,203
Assurant, Inc. (Insurance)	125	11,959
AT&T, Inc. (Diversified Telecommunication Services)	12,475	518,337
Autodesk, Inc.* (Software)	400	34,588
Automatic Data Processing, Inc. (IT Services)	900	92,151
AutoNation, Inc.* (Specialty Retail)	125	5,286
AutoZone, Inc.* (Specialty Retail)	50	36,153
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	275	50,490
Avery Dennison Corp. (Containers & Packaging)	175	14,105
Baker Hughes, Inc. (Energy Equipment & Services)	875	52,343
Ball Corp. (Containers & Packaging)	350	25,991
Bank of America Corp. (Banks)	20,375	480,646
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	150	37,281
Baxter International, Inc. (Health Care Equipment & Supplies)	1,000	51,860
BB&T Corp. (Banks)	1,650	73,755
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	425	77,962
Bed Bath & Beyond, Inc. (Specialty Retail)	300	11,838
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,850	641,718
Best Buy Co., Inc. (Specialty Retail)	550	27,033
Biogen, Inc.* (Biotechnology)	450	123,039
BlackRock, Inc. - Class A (Capital Markets)	250	95,878
BorgWarner, Inc. (Auto Components)	400	16,716
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	325	43,033
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,775	69,014
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,400	184,892
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	825	180,642

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Brown-Forman Corp. - Class B (Beverages)	350	$16,163
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	275	21,255
CA, Inc. (Software)	625	19,825
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	975	23,312
Campbell Soup Co. (Food Products)	400	22,896
Capital One Financial Corp. (Consumer Finance)	975	84,494
Cardinal Health, Inc. (Health Care Providers & Services)	650	53,008
CarMax, Inc.* (Specialty Retail)	375	22,208
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	850	50,074
Caterpillar, Inc. (Machinery)	1,200	111,311
CBOE Holdings, Inc. (Capital Markets)	175	14,187
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	600	20,874
CBS Corp. - Class B (Media)	750	52,020
Celgene Corp.* (Biotechnology)	1,575	195,977
Centene Corp.* (Health Care Providers & Services)	350	24,941
CenterPoint Energy, Inc. (Multi-Utilities)	875	24,124
CenturyLink, Inc. (Diversified Telecommunication Services)	1,100	25,927
Cerner Corp.* (Health Care Technology)	600	35,310
CF Industries Holdings, Inc. (Chemicals)	475	13,941
Charter Communications, Inc.* - Class A (Media)	425	139,111
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,550	9,207
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,850	413,374
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	50	22,276
Chubb, Ltd. (Insurance)	950	129,437
Church & Dwight Co., Inc. (Household Products)	525	26,182
Cigna Corp. (Health Care Providers & Services)	525	76,907
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	200	23,898
Cincinnati Financial Corp. (Insurance)	300	21,681
Cintas Corp. (Commercial Services & Supplies)	175	22,145
Cisco Systems, Inc. (Communications Equipment)	10,175	343,915
Citigroup, Inc. (Banks)	5,625	336,488
Citizens Financial Group, Inc. (Banks)	1,025	35,414
Citrix Systems, Inc.* (Software)	325	27,102
CME Group, Inc. (Capital Markets)	700	83,160
CMS Energy Corp. (Multi-Utilities)	575	25,726
Coach, Inc. (Textiles, Apparel & Luxury Goods)	575	23,764
Cognizant Technology Solutions Corp.* (IT Services)	1,225	72,912
Colgate-Palmolive Co. (Household Products)	1,800	131,742
Comcast Corp. - Class A (Media)	9,625	361,803
Comerica, Inc. (Banks)	350	24,003
ConAgra Foods, Inc. (Food Products)	850	34,289
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	300	38,502
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,500	124,675
Consolidated Edison, Inc. (Multi-Utilities)	625	48,538
Constellation Brands, Inc. - Class A (Beverages)	350	56,725
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,875	50,625
Costco Wholesale Corp. (Food & Staples Retailing)	900	150,921
Coty, Inc. (Personal Products)	950	17,224
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	725	68,475
CSRA, Inc. (IT Services)	300	8,787
CSX Corp. (Road & Rail)	1,875	87,281
Cummins, Inc. (Machinery)	325	49,140
CVS Health Corp. (Food & Staples Retailing)	2,075	162,888
D.R. Horton, Inc. (Household Durables)	700	23,317
Danaher Corp. (Health Care Equipment & Supplies)	1,250	106,913
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	250	20,918
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	325	22,090
Deere & Co. (Machinery)	600	65,316
Delphi Automotive PLC (Auto Components)	550	44,270
Delta Air Lines, Inc. (Airlines)	1,475	67,791
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	475	29,659
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,075	44,849
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	325	34,577
Discover Financial Services (Consumer Finance)	775	53,002
Discovery Communications, Inc.* - Class A (Media)	300	8,727
Discovery Communications, Inc.* - Class C (Media)	450	12,740
Dish Network Corp.* - Class A (Media)	450	28,571
Dollar General Corp. (Multiline Retail)	525	36,608
Dollar Tree, Inc.* (Multiline Retail)	475	37,269
Dominion Resources, Inc. (Multi-Utilities)	1,275	98,901
Dover Corp. (Machinery)	325	26,114
Dr. Pepper Snapple Group, Inc. (Beverages)	375	36,720
DTE Energy Co. (Multi-Utilities)	375	38,291
Duke Energy Corp. (Electric Utilities)	1,425	116,863
E*TRADE Financial Corp.* (Capital Markets)	550	19,190
E.I. du Pont de Nemours & Co. (Chemicals)	1,750	140,577
Eastman Chemical Co. (Chemicals)	300	24,240
Eaton Corp. PLC (Electrical Equipment)	925	68,589
eBay, Inc.* (Internet Software & Services)	2,050	68,819
Ecolab, Inc. (Chemicals)	525	65,804
Edison International (Electric Utilities)	650	51,747
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	425	39,980
Electronic Arts, Inc.* (Software)	625	55,950

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Eli Lilly & Co. (Pharmaceuticals)	1,975	$166,117
Emerson Electric Co. (Electrical Equipment)	1,300	77,817
Entergy Corp. (Electric Utilities)	375	28,485
Envision Healthcare Corp.* (Health Care Providers & Services)	250	15,330
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,175	114,621
EQT Corp. (Oil, Gas & Consumable Fuels)	350	21,385
Equifax, Inc. (Professional Services)	250	34,184
Equinix, Inc. (Equity Real Estate Investment Trusts)	150	60,055
Equity Residential (Equity Real Estate Investment Trusts)	750	46,665
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	125	28,941
Eversource Energy (Electric Utilities)	650	38,207
Exelon Corp. (Electric Utilities)	1,875	67,463
Expedia, Inc. (Internet & Direct Marketing Retail)	250	31,543
Expeditors International of Washington, Inc. (Air Freight & Logistics)	375	21,184
Express Scripts Holding Co.* (Health Care Providers & Services)	1,225	80,740
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	250	18,598
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,425	690,933
F5 Networks, Inc.* (Communications Equipment)	125	17,821
Facebook, Inc.* - Class A (Internet Software & Services)	4,775	678,288
Fastenal Co. (Trading Companies & Distributors)	600	30,900
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	150	20,025
FedEx Corp. (Air Freight & Logistics)	500	97,575
Fidelity National Information Services, Inc. (IT Services)	675	53,744
Fifth Third Bancorp (Banks)	1,525	38,735
First Horizon National Corp. (Banks)	1	10
FirstEnergy Corp. (Electric Utilities)	900	28,638
Fiserv, Inc.* (IT Services)	425	49,007
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	275	9,977
Flowserve Corp. (Machinery)	275	13,316
Fluor Corp. (Construction & Engineering)	275	14,471
FMC Corp. (Chemicals)	275	19,137
Foot Locker, Inc. (Specialty Retail)	275	20,573
Ford Motor Co. (Automobiles)	7,925	92,247
Fortive Corp. (Machinery)	600	36,132
Fortune Brands Home & Security, Inc. (Building Products)	300	18,255
Franklin Resources, Inc. (Capital Markets)	700	29,498
Freeport-McMoRan, Inc.* (Metals & Mining)	2,700	36,072
Garmin, Ltd. (Household Durables)	225	11,500
General Dynamics Corp. (Aerospace & Defense)	575	107,640
General Electric Co. (Industrial Conglomerates)	17,725	528,204
General Mills, Inc. (Food Products)	1,175	69,337
General Motors Co. (Automobiles)	2,775	98,124
Genuine Parts Co. (Distributors)	300	27,723
GGP, Inc. (Equity Real Estate Investment Trusts)	1,175	27,237
Gilead Sciences, Inc. (Biotechnology)	2,650	179,988
Global Payments, Inc. (IT Services)	300	24,204
H & R Block, Inc. (Diversified Consumer Services)	425	9,881
Halliburton Co. (Energy Equipment & Services)	1,750	86,118
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	775	16,089
Harley-Davidson, Inc. (Automobiles)	350	21,175
Harris Corp. (Communications Equipment)	250	27,818
Hartford Financial Services Group, Inc. (Insurance)	750	36,053
Hasbro, Inc. (Leisure Products)	225	22,460
HCA Holdings, Inc.* (Health Care Providers & Services)	575	51,169
HCP, Inc. (Equity Real Estate Investment Trusts)	950	29,716
Helmerich & Payne, Inc. (Energy Equipment & Services)	225	14,978
Henry Schein, Inc.* (Health Care Providers & Services)	150	25,496
Hess Corp. (Oil, Gas & Consumable Fuels)	550	26,516
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,375	79,987
Hologic, Inc.* (Health Care Equipment & Supplies)	575	24,466
Honeywell International, Inc. (Industrial Conglomerates)	1,550	193,549
Hormel Foods Corp. (Food Products)	550	19,047
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,500	27,990
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,450	61,686
Humana, Inc. (Health Care Providers & Services)	300	61,842
Huntington Bancshares, Inc. (Banks)	2,200	29,458
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	175	27,057
Illinois Tool Works, Inc. (Machinery)	625	82,793
Illumina, Inc.* (Life Sciences Tools & Services)	300	51,192
Incyte Corp.* (Biotechnology)	350	46,785
Ingersoll-Rand PLC (Machinery)	525	42,693
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,600	346,271
Intercontinental Exchange, Inc. (Capital Markets)	1,200	71,844
International Business Machines Corp. (IT Services)	1,750	304,745
International Flavors & Fragrances, Inc. (Chemicals)	150	19,880
International Paper Co. (Containers & Packaging)	825	41,894
Intuit, Inc. (Software)	500	57,995
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	75	57,485
Invesco, Ltd. (Capital Markets)	825	25,270
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	500	17,835

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
J.B. Hunt Transport Services, Inc. (Road & Rail)	175	$16,055
Jacobs Engineering Group, Inc. (Construction & Engineering)	250	13,820
Johnson & Johnson (Pharmaceuticals)	5,525	688,139
Johnson Controls International PLC (Building Products)	1,900	80,028
JPMorgan Chase & Co. (Banks)	7,250	636,839
Juniper Networks, Inc. (Communications Equipment)	775	21,568
Kansas City Southern Industries, Inc. (Road & Rail)	225	19,296
Kellogg Co. (Food Products)	525	38,120
KeyCorp (Banks)	2,175	38,672
Kimberly-Clark Corp. (Household Products)	725	95,432
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	875	19,329
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,900	84,786
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	325	30,898
Kohl’s Corp. (Multiline Retail)	350	13,934
L Brands, Inc. (Specialty Retail)	500	23,550
L3 Technologies, Inc. (Aerospace & Defense)	150	24,794
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	200	28,694
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	325	41,717
Leggett & Platt, Inc. (Household Durables)	275	13,838
Lennar Corp. - Class A (Household Durables)	425	21,756
Leucadia National Corp. (Diversified Financial Services)	650	16,900
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	600	34,332
Lincoln National Corp. (Insurance)	450	29,453
LKQ Corp.* (Distributors)	625	18,294
Lockheed Martin Corp. (Aerospace & Defense)	500	133,800
Loews Corp. (Insurance)	550	25,724
Lowe’s Cos., Inc. (Specialty Retail)	1,750	143,867
LyondellBasell Industries N.V. - Class A (Chemicals)	675	61,553
M&T Bank Corp. (Banks)	325	50,287
Macy’s, Inc. (Multiline Retail)	625	18,525
Mallinckrodt PLC* (Pharmaceuticals)	225	10,028
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,725	27,255
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,075	54,331
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	651	61,295
Marsh & McLennan Cos., Inc. (Insurance)	1,050	77,584
Martin Marietta Materials, Inc. (Construction Materials)	125	27,281
Masco Corp. (Building Products)	650	22,094
MasterCard, Inc. - Class A (IT Services)	1,925	216,505
Mattel, Inc. (Leisure Products)	700	17,927
McCormick & Co., Inc. (Food Products)	225	21,949
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,675	217,096
McKesson Corp. (Health Care Providers & Services)	425	63,011
Mead Johnson Nutrition Co. - Class A (Food Products)	375	33,405
Medtronic PLC (Health Care Equipment & Supplies)	2,775	223,554
Merck & Co., Inc. (Pharmaceuticals)	5,575	354,236
MetLife, Inc. (Insurance)	2,200	116,203
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	50	23,946
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	325	12,386
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	450	33,201
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,100	60,690
Microsoft Corp. (Software)	15,700	1,034,001
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	225	22,892
Mohawk Industries, Inc.* (Household Durables)	125	28,686
Molson Coors Brewing Co. - Class B (Beverages)	375	35,891
Mondelez International, Inc. - Class A (Food Products)	3,100	133,547
Monsanto Co. (Chemicals)	900	101,880
Monster Beverage Corp.* (Beverages)	825	38,090
Moody’s Corp. (Capital Markets)	325	36,413
Morgan Stanley (Capital Markets)	2,925	125,306
Motorola Solutions, Inc. (Communications Equipment)	325	28,022
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	325	9,292
Mylan N.V.* (Pharmaceuticals)	925	36,066
National Oilwell Varco, Inc. (Energy Equipment & Services)	775	31,070
Navient Corp. (Consumer Finance)	600	8,856
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	550	23,018
Netflix, Inc.* (Internet & Direct Marketing Retail)	875	129,334
Newell Rubbermaid, Inc. (Household Durables)	975	45,990
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	400	14,764
Newmont Mining Corp. (Metals & Mining)	1,075	35,432
News Corp. - Class A (Media)	775	10,075
News Corp. - Class B (Media)	250	3,375
NextEra Energy, Inc. (Electric Utilities)	950	121,951
Nielsen Holdings PLC (Professional Services)	675	27,884
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,700	150,470
NiSource, Inc. (Multi-Utilities)	650	15,464
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	875	30,048
Nordstrom, Inc. (Multiline Retail)	225	10,478
Norfolk Southern Corp. (Road & Rail)	600	67,182
Northern Trust Corp. (Capital Markets)	425	36,797
Northrop Grumman Corp. (Aerospace & Defense)	350	83,244

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	650	$12,155
Nucor Corp. (Metals & Mining)	650	38,818
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,200	130,716
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,550	98,208
Omnicom Group, Inc. (Media)	475	40,950
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	425	23,562
Oracle Corp. (Software)	6,100	272,121
O’Reilly Automotive, Inc.* (Specialty Retail)	175	47,222
PACCAR, Inc. (Machinery)	725	48,720
Parker-Hannifin Corp. (Machinery)	275	44,088
Patterson Cos., Inc. (Health Care Providers & Services)	175	7,915
Paychex, Inc. (IT Services)	650	38,285
PayPal Holdings, Inc.* (IT Services)	2,275	97,871
Pentair PLC (Machinery)	350	21,973
People’s United Financial, Inc. (Banks)	650	11,830
PepsiCo, Inc. (Beverages)	2,900	324,394
PerkinElmer, Inc. (Life Sciences Tools & Services)	225	13,064
Perrigo Co. PLC (Pharmaceuticals)	300	19,917
Pfizer, Inc. (Pharmaceuticals)	12,100	413,941
PG&E Corp. (Electric Utilities)	1,025	68,019
Philip Morris International, Inc. (Tobacco)	3,150	355,635
Phillips 66 (Oil, Gas & Consumable Fuels)	900	71,298
Pinnacle West Capital Corp. (Electric Utilities)	225	18,761
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	350	65,181
PNC Financial Services Group, Inc. (Banks)	1,000	120,240
PPG Industries, Inc. (Chemicals)	525	55,167
PPL Corp. (Electric Utilities)	1,375	51,411
Praxair, Inc. (Chemicals)	575	68,195
Principal Financial Group, Inc. (Insurance)	550	34,711
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,075	55,771
Prudential Financial, Inc. (Insurance)	875	93,344
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,025	45,459
Public Storage (Equity Real Estate Investment Trusts)	300	65,672
PulteGroup, Inc. (Household Durables)	575	13,541
PVH Corp. (Textiles, Apparel & Luxury Goods)	150	15,521
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	250	17,140
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,000	172,020
Quanta Services, Inc.* (Construction & Engineering)	300	11,133
Quest Diagnostics, Inc. (Health Care Providers & Services)	275	27,002
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	125	10,203
Range Resources Corp. (Oil, Gas & Consumable Fuels)	375	10,913
Raymond James Financial, Inc. (Capital Markets)	250	19,065
Raytheon Co. (Aerospace & Defense)	600	91,500
Realty Income Corp. (Equity Real Estate Investment Trusts)	550	32,742
Red Hat, Inc.* (Software)	350	30,275
Regency Centers Corp. (Equity Real Estate Investment Trusts)	300	19,917
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	150	58,127
Regions Financial Corp. (Banks)	2,450	35,599
Republic Services, Inc. - Class A (Commercial Services & Supplies)	475	29,835
Reynolds American, Inc. (Tobacco)	1,675	105,559
Robert Half International, Inc. (Professional Services)	250	12,208
Rockwell Automation, Inc. (Electrical Equipment)	250	38,928
Rockwell Collins, Inc. (Aerospace & Defense)	275	26,719
Roper Technologies, Inc. (Industrial Conglomerates)	200	41,298
Ross Stores, Inc. (Specialty Retail)	800	52,696
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	350	34,339
Ryder System, Inc. (Road & Rail)	100	7,544
S&P Global, Inc. (Capital Markets)	525	68,639
Salesforce.com, Inc.* (Software)	1,325	109,299
SCANA Corp. (Multi-Utilities)	300	19,605
Schlumberger, Ltd. (Energy Equipment & Services)	2,825	220,632
Scripps Networks Interactive, Inc. - Class A (Media)	200	15,674
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	600	27,558
Sealed Air Corp. (Containers & Packaging)	400	17,432
Sempra Energy (Multi-Utilities)	500	55,249
Signet Jewelers, Ltd. (Specialty Retail)	150	10,391
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	650	111,819
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	375	36,743
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	200	21,324
Snap-on, Inc. (Machinery)	125	21,084
Southwest Airlines Co. (Airlines)	1,250	67,200
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,000	8,170
Stanley Black & Decker, Inc. (Machinery)	300	39,861
Staples, Inc. (Specialty Retail)	1,325	11,620
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,950	172,250
State Street Corp. (Capital Markets)	725	57,717
Stericycle, Inc.* (Commercial Services & Supplies)	175	14,506
Stryker Corp. (Health Care Equipment & Supplies)	625	82,281
SunTrust Banks, Inc. (Banks)	1,000	55,300
Symantec Corp. (Software)	1,250	38,350
Synchrony Financial (Consumer Finance)	1,575	54,023
Synopsys, Inc.* (Software)	300	21,639
Sysco Corp. (Food & Staples Retailing)	1,000	51,920

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
T. Rowe Price Group, Inc. (Capital Markets)	500	$34,075
Target Corp. (Multiline Retail)	1,125	62,088
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	725	54,049
TechnipFMC PLC* (Energy Equipment & Services)	950	30,875
TEGNA, Inc. (Media)	425	10,889
Teradata Corp.* (IT Services)	275	8,558
Tesoro Corp. (Oil, Gas & Consumable Fuels)	250	20,265
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,025	163,134
Textron, Inc. (Aerospace & Defense)	550	26,175
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,350	15,093
The Allstate Corp. (Insurance)	750	61,118
The Bank of New York Mellon Corp. (Capital Markets)	2,100	99,183
The Boeing Co. (Aerospace & Defense)	1,150	203,388
The Charles Schwab Corp. (Capital Markets)	2,475	101,005
The Clorox Co. (Household Products)	250	33,708
The Coca-Cola Co. (Beverages)	7,850	333,153
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	100	19,989
The Dow Chemical Co. (Chemicals)	2,275	144,553
The Dun & Bradstreet Corp. (Professional Services)	75	8,096
The Estee Lauder Cos., Inc. - Class A (Personal Products)	450	38,155
The Gap, Inc. (Specialty Retail)	450	10,931
The Goldman Sachs Group, Inc. (Capital Markets)	750	172,289
The Goodyear Tire & Rubber Co. (Auto Components)	500	18,000
The Hershey Co. (Food Products)	275	30,044
The Home Depot, Inc. (Specialty Retail)	2,475	363,403
The Interpublic Group of Cos., Inc. (Media)	800	19,656
The JM Smucker Co. - Class A (Food Products)	225	29,493
The Kraft Heinz Co. (Food Products)	1,200	108,972
The Kroger Co. (Food & Staples Retailing)	1,875	55,294
The Macerich Co. (Equity Real Estate Investment Trusts)	250	16,100
The Mosaic Co. (Chemicals)	700	20,426
The NASDAQ OMX Group, Inc. (Capital Markets)	225	15,626
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	100	177,997
The Procter & Gamble Co. (Household Products)	5,200	467,219
The Progressive Corp. (Insurance)	1,175	46,037
The Sherwin-Williams Co. (Chemicals)	175	54,283
The Southern Co. (Electric Utilities)	2,025	100,804
The TJX Cos., Inc. (Specialty Retail)	1,325	104,780
The Travelers Cos., Inc. (Insurance)	575	69,310
The Walt Disney Co. (Media)	2,950	334,500
The Western Union Co. (IT Services)	975	19,841
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,675	49,563
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	800	122,879
Tiffany & Co. (Specialty Retail)	225	21,443
Time Warner, Inc. (Media)	1,575	153,892
Torchmark Corp. (Insurance)	225	17,334
Total System Services, Inc. (IT Services)	325	17,375
Tractor Supply Co. (Specialty Retail)	275	18,967
TransDigm Group, Inc. (Aerospace & Defense)	100	22,016
Transocean, Ltd.* (Energy Equipment & Services)	800	9,960
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	225	9,711
Twenty-First Century Fox, Inc. - Class A (Media)	2,150	69,639
Twenty-First Century Fox, Inc. - Class B (Media)	1,000	31,780
Tyson Foods, Inc. - Class A (Food Products)	575	35,483
U.S. Bancorp (Banks)	3,225	166,088
UDR, Inc. (Equity Real Estate Investment Trusts)	550	19,943
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	125	35,654
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	375	7,418
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	375	6,863
Union Pacific Corp. (Road & Rail)	1,650	174,768
United Continental Holdings, Inc.* (Airlines)	575	40,618
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,400	150,220
United Rentals, Inc.* (Trading Companies & Distributors)	175	21,884
United Technologies Corp. (Aerospace & Defense)	1,525	171,119
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,925	315,718
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	175	21,779
Unum Group (Insurance)	475	22,273
V.F. Corp. (Textiles, Apparel & Luxury Goods)	675	37,104
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	925	61,318
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	200	18,226
Ventas, Inc. (Equity Real Estate Investment Trusts)	725	47,154
VeriSign, Inc.* (Internet Software & Services)	175	15,244
Verisk Analytics, Inc.* - Class A (Professional Services)	325	26,371
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,275	403,406
Vertex Pharmaceuticals, Inc.* (Biotechnology)	500	54,675
Viacom, Inc. - Class B (Media)	700	32,634
Visa, Inc. - Class A (IT Services)	3,775	335,483
Vornado Realty Trust (Equity Real Estate Investment Trusts)	350	35,109
Vulcan Materials Co. (Construction Materials)	275	33,132

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
W.W. Grainger, Inc. (Trading Companies & Distributors)	100	$23,276
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,725	143,261
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,050	219,844
Waste Management, Inc. (Commercial Services & Supplies)	825	60,158
Waters Corp.* (Life Sciences Tools & Services)	175	27,354
WEC Energy Group, Inc. (Multi-Utilities)	650	39,410
Wells Fargo & Co. (Banks)	9,150	509,288
Welltower, Inc. (Equity Real Estate Investment Trusts)	725	51,345
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	575	47,455
WestRock Co. (Containers & Packaging)	500	26,015
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,525	51,820
Whirlpool Corp. (Household Durables)	150	25,700
Whole Foods Market, Inc. (Food & Staples Retailing)	650	19,318
Willis Towers Watson PLC (Insurance)	250	32,723
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	225	18,965
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	150	17,192
Xcel Energy, Inc. (Electric Utilities)	1,025	45,561
Xerox Corp. (Technology Hardware, Storage & Peripherals)	1,725	12,662
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	500	28,945
XL Group, Ltd. (Insurance)	550	21,923
Xylem, Inc. (Machinery)	375	18,833
Yahoo!, Inc.* (Internet Software & Services)	1,775	82,378
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	675	43,133
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	400	48,844
Zions Bancorp (Banks)	400	16,800
Zoetis, Inc. (Pharmaceuticals)	1,000	53,370
TOTAL COMMON STOCKS (Cost $12,287,759)		41,156,338

	Principal Amount	Value
Repurchase Agreements (48.3%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $38,893,251	$38,891,000	$38,891,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,891,000)		38,891,000

TOTAL INVESTMENT SECURITIES (Cost $51,178,759) - 99.3%		80,047,338
Net other assets (liabilities) - 0.7%		548,298

NET ASSETS - 100.0%		$80,595,636

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $2,083,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	195	6/19/17	$22,995,375	$(25,736)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	4/27/17	1.51%	$5,635,151	$48,308
S&P 500	UBS AG	4/27/17	1.36%	10,652,099	113,757
				$16,287,250	$162,065

^	Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP Bull invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$914,101	1.1%
Air Freight & Logistics	290,234	0.4%
Airlines	242,022	0.3%
Auto Components	78,986	0.1%
Automobiles	211,546	0.3%
Banks	2,659,452	3.3%
Beverages	841,136	1.0%
Biotechnology	1,171,023	1.5%
Building Products	135,517	0.2%
Capital Markets	1,167,781	1.4%
Chemicals	874,286	1.1%
Commercial Services & Supplies	126,644	0.2%
Communications Equipment	439,144	0.5%
Construction & Engineering	39,424	NM
Construction Materials	60,413	0.1%
Consumer Finance	322,995	0.4%
Containers & Packaging	125,437	0.2%
Distributors	46,017	0.1%
Diversified Consumer Services	9,881	NM
Diversified Financial Services	658,618	0.8%
Diversified Telecommunication Services	982,002	1.2%
Electric Utilities	823,855	1.1%
Electrical Equipment	231,422	0.3%
Electronic Equipment, Instruments & Components	159,132	0.2%
Energy Equipment & Services	445,976	0.6%
Equity Real Estate Investment Trusts	1,184,676	1.5%
Food & Staples Retailing	803,446	1.0%
Food Products	629,528	0.8%
Health Care Equipment & Supplies	1,070,006	1.3%
Health Care Providers & Services	1,083,703	1.3%
Health Care Technology	35,310	NM
Hotels, Restaurants & Leisure	657,538	0.8%
Household Durables	184,328	0.2%
Household Products	754,283	0.9%
Independent Power & Renewable Electricity Producers	27,248	NM
Industrial Conglomerates	992,647	1.1%
Insurance	1,108,745	1.4%
Internet & Direct Marketing Retail	1,057,816	1.3%
Internet Software & Services	1,872,040	2.3%
IT Services	1,523,440	1.9%
Leisure Products	40,387	0.1%
Life Sciences Tools & Services	272,801	0.3%
Machinery	621,374	0.8%
Media	1,326,036	1.7%
Metals & Mining	110,322	0.1%
Multiline Retail	178,902	0.2%
Multi-Utilities	438,062	0.5%
Oil, Gas & Consumable Fuels	2,269,803	2.8%
Personal Products	55,379	0.1%
Pharmaceuticals	2,087,977	2.7%
Professional Services	108,743	0.1%
Real Estate Management & Development	20,874	NM
Road & Rail	372,126	0.5%
Semiconductors & Semiconductor Equipment	1,412,076	1.8%
Software	1,901,079	2.4%
Specialty Retail	989,854	1.2%
Technology Hardware, Storage & Peripherals	1,782,344	2.2%
Textiles, Apparel & Luxury Goods	279,818	0.3%
Tobacco	743,303	0.9%
Trading Companies & Distributors	76,060	0.1%
Water Utilities	27,220	NM
Other**	39,439,298	49.0%
Total	$80,595,636	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (99.1%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $45,607,639	$45,605,000	$45,605,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,605,000)		45,605,000

TOTAL INVESTMENT SECURITIES (Cost $45,605,000) - 99.1%		45,605,000
Net other assets (liabilities) - 0.9%		404,205

NET ASSETS - 100.0%		$46,009,205

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $5,081,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	33	6/19/17	$5,669,730	$28,150

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	4/27/17	1.41%	$24,378,038	$404,576
S&P MidCap 400	UBS AG	4/27/17	1.41%	15,947,451	263,329
				$40,325,489	$667,905

^	Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (26.5%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	150	$1,530
2U, Inc.* (Internet Software & Services)	125	4,958
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	350	5,235
8x8, Inc.* (Software)	300	4,575
A. Schulman, Inc. (Chemicals)	100	3,145
A10 Networks, Inc.* (Software)	225	2,059
AAON, Inc. (Building Products)	125	4,419
AAR Corp. (Aerospace & Defense)	125	4,204
Aaron’s, Inc. (Specialty Retail)	225	6,692
Abercrombie & Fitch Co. - Class A (Specialty Retail)	225	2,684
ABM Industries, Inc. (Commercial Services & Supplies)	175	7,629
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	875	1,768
Acacia Research Corp.* (Professional Services)	275	1,581
Acadia Realty Trust (Equity Real Estate Investment Trusts)	225	6,764
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	100	2,420
Acceleron Pharma, Inc.* (Biotechnology)	100	2,647
ACCO Brands Corp.* (Commercial Services & Supplies)	350	4,603
Accuray, Inc.* (Health Care Equipment & Supplies)	350	1,663
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	325	1,024
Aceto Corp. (Health Care Providers & Services)	100	1,581
Achillion Pharmaceuticals, Inc.* (Biotechnology)	400	1,684
ACI Worldwide, Inc.* (Software)	350	7,487
Acorda Therapeutics, Inc.* (Biotechnology)	150	3,150
Actua Corp.* (Internet Software & Services)	175	2,459
Actuant Corp. - Class A (Machinery)	200	5,270
Acxiom Corp.* (IT Services)	250	7,118
ADTRAN, Inc. (Communications Equipment)	175	3,631
Aduro Biotech, Inc.* (Biotechnology)	150	1,613
Advanced Drainage Systems, Inc. (Building Products)	125	2,738
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	125	8,570
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,975	28,735
Advaxis, Inc.* (Biotechnology)	175	1,430
Adverum Biotechnologies, Inc.* (Biotechnology)	250	675
Aegion Corp.* (Construction & Engineering)	125	2,864
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	100	4,535
Aerohive Networks, Inc.* (Communications Equipment)	150	632
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	200	4,340
Aevi Genomic Medicine, Inc.* (Biotechnology)	175	326
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	125	2,256
Agenus, Inc.* (Biotechnology)	350	1,320
Agree Realty Corp. (Equity Real Estate Investment Trusts)	75	3,597
AgroFresh Solutions, Inc.* (Chemicals)	175	765
Aimmune Therapeutics, Inc.* (Biotechnology)	125	2,716
Air Methods Corp.* (Health Care Providers & Services)	125	5,375
Air Transport Services Group, Inc.* (Air Freight & Logistics)	200	3,210
Aircastle, Ltd. (Trading Companies & Distributors)	175	4,223
AK Steel Holding Corp.* (Metals & Mining)	800	5,752
Akebia Therapeutics, Inc.* (Biotechnology)	175	1,610
Albany International Corp. - Class A (Machinery)	100	4,605
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	125	1,754
Alder Biopharmaceuticals, Inc.* (Biotechnology)	150	3,120
Alexander & Baldwin, Inc. (Real Estate Management & Development)	150	6,677
Allegheny Technologies, Inc. (Metals & Mining)	350	6,286
ALLETE, Inc. (Electric Utilities)	150	10,157
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	175	2,133
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	225	3,431
Altra Industrial Motion Corp. (Machinery)	100	3,895
AMAG Pharmaceuticals, Inc.* (Biotechnology)	125	2,819
Ambac Financial Group, Inc.* (Insurance)	175	3,301
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	100	5,471
Amedisys, Inc.* (Health Care Providers & Services)	100	5,109
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	125	5,230
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	250	4,695
American Eagle Outfitters, Inc. (Specialty Retail)	525	7,365
American Equity Investment Life Holding Co. (Insurance)	275	6,498
American Outdoor Brands Corp.* (Leisure Products)	175	3,467
American Software, Inc. - Class A (Software)	125	1,285
American States Water Co. (Water Utilities)	125	5,537
American Vanguard Corp. (Chemicals)	125	2,075
Ameris Bancorp (Banks)	125	5,763
Amicus Therapeutics, Inc.* (Biotechnology)	475	3,387

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	375	$4,346
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	150	6,089
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	150	2,175
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	300	240
Amplify Snack Brands, Inc.* (Food Products)	125	1,050
Anavex Life Sciences Corp.* (Biotechnology)	225	1,292
Angie’s List, Inc.* (Internet Software & Services)	200	1,140
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	125	2,169
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	100	7,930
Anthera Pharmaceuticals, Inc.* (Biotechnology)	300	128
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	400	2,220
Apogee Enterprises, Inc. (Building Products)	100	5,961
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	200	3,762
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	125	7,731
Aptevo Therapeutics, Inc.* (Biotechnology)	50	103
Aratana Therapeutics, Inc.* (Pharmaceuticals)	200	1,060
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	275	949
ArcBest Corp. (Road & Rail)	100	2,600
Archrock, Inc. (Energy Equipment & Services)	275	3,410
Ardelyx, Inc.* (Biotechnology)	150	1,898
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,025	1,497
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	125	1,673
Argo Group International Holdings, Ltd. (Insurance)	100	6,780
Arlington Asset Investment Corp. - Class A (Capital Markets)	100	1,413
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	125	1,736
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	125	2,839
Armstrong Flooring, Inc.* (Building Products)	100	1,842
Array BioPharma, Inc.* (Biotechnology)	600	5,363
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	275	509
Ascena Retail Group, Inc.* (Specialty Retail)	575	2,450
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	125	1,326
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	325	2,070
Aspen Technology, Inc.* (Software)	250	14,729
Asterias Biotherapeutics, Inc.* (Biotechnology)	275	935
Astoria Financial Corp. (Thrifts & Mortgage Finance)	300	6,153
Atara Biotherapeutics, Inc.* (Biotechnology)	100	2,055
Athersys, Inc.* (Biotechnology)	525	898
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	600	1,590
Atlantica Yield PLC (Independent Power & Renewable Electricity Producers)	200	4,192
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	75	4,159
AtriCure, Inc.* (Health Care Equipment & Supplies)	125	2,394
Atwood Oceanics, Inc.* (Energy Equipment & Services)	225	2,144
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	200	932
Avista Corp. (Multi-Utilities)	200	7,810
Avon Products, Inc.* (Personal Products)	1,400	6,160
AVX Corp. (Electronic Equipment, Instruments & Components)	175	2,867
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,350
AxoGen, Inc.* (Health Care Equipment & Supplies)	150	1,568
Axovant Sciences, Ltd.* (Biotechnology)	125	1,868
AZZ, Inc. (Electrical Equipment)	75	4,463
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	200	5,226
B&G Foods, Inc. - Class A (Food Products)	200	8,050
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	150	1,401
Balchem Corp. (Chemicals)	100	8,242
Banc of California, Inc. (Banks)	175	3,623
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	100	2,774
BancorpSouth, Inc. (Banks)	275	8,319
Bank Mutual Corp. (Thrifts & Mortgage Finance)	200	1,880
Bank of the Ozarks, Inc. (Banks)	250	13,002
Bankrate, Inc.* (Internet Software & Services)	200	1,930
Banner Corp. (Banks)	100	5,564
Barnes & Noble Education, Inc.* (Specialty Retail)	175	1,678
Barnes & Noble, Inc. (Specialty Retail)	225	2,081
Barnes Group, Inc. (Machinery)	150	7,700
Barracuda Networks, Inc.* (Software)	100	2,311
Bazaarvoice, Inc.* (Internet Software & Services)	400	1,720
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	175	8,603
Beazer Homes USA, Inc.* (Household Durables)	175	2,123
Belden, Inc. (Electronic Equipment, Instruments & Components)	125	8,649
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	300	3,630
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	175	5,565
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	250	4,000
Berkshire Hills Bancorp, Inc. (Banks)	100	3,605

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
BGC Partners, Inc. - Class A (Capital Markets)	675		$7,668
Big Lots, Inc. (Multiline Retail)	150		7,302
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	225		1,024
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	425		3,570
Bio-Path Holdings, Inc.* (Pharmaceuticals)	500		414
BioScrip, Inc.* (Health Care Providers & Services)	400		680
Biostage, Inc.* (Biotechnology)	—	(a)	—	(b)
BioTelemetry, Inc.* (Health Care Providers & Services)	125		3,619
BioTime, Inc.* (Biotechnology)	425		1,466
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	75		3,030
Black Hills Corp. (Multi-Utilities)	150		9,971
Blackbaud, Inc. (Software)	150		11,500
Blackhawk Network Holdings, Inc.* (IT Services)	175		7,105
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	350		6,906
Blucora, Inc.* (Internet Software & Services)	175		3,028
Blue Hills Bancorp, Inc. (Banks)	100		1,785
Bluebird Bio, Inc.* (Biotechnology)	125		11,362
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	200		4,520
BNC Bancorp (Banks)	125		4,381
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	175		2,273
Boise Cascade Co.* (Paper & Forest Products)	150		4,005
Boston Private Financial Holdings, Inc. (Banks)	275		4,510
Bottomline Technologies, Inc.* (Software)	150		3,548
Box, Inc.* - Class A (Internet Software & Services)	200		3,262
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	275		6,053
Brady Corp. - Class A (Commercial Services & Supplies)	150		5,798
Briggs & Stratton Corp. (Machinery)	150		3,368
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	125		9,061
Brightcove, Inc.* (Internet Software & Services)	150		1,335
Bristow Group, Inc. (Energy Equipment & Services)	150		2,282
BroadSoft, Inc.* (Software)	100		4,020
Brookline Bancorp, Inc. (Banks)	250		3,913
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	250		5,600
Builders FirstSource, Inc.* (Building Products)	300		4,470
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	75		5,746
CACI International, Inc.* - Class A (IT Services)	75		8,798
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	200		3,080
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	225		2,149
Caesarstone, Ltd.* (Building Products)	75		2,719
CalAmp Corp.* (Communications Equipment)	150		2,519
Caleres, Inc. (Specialty Retail)	150		3,963
Calgon Carbon Corp. (Chemicals)	175		2,555
California Resources Corp.* (Oil, Gas & Consumable Fuels)	125		1,880
California Water Service Group (Water Utilities)	150		5,378
Calix, Inc.* (Communications Equipment)	200		1,450
Callaway Golf Co. (Leisure Products)	325		3,598
Callidus Software, Inc.* (Software)	200		4,270
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	400		5,264
Cal-Maine Foods, Inc. (Food Products)	100		3,680
Cambrex Corp.* (Life Sciences Tools & Services)	100		5,505
Cantel Medical Corp. (Health Care Equipment & Supplies)	100		8,009
Capital Senior Living Corp.* (Health Care Providers & Services)	125		1,758
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	400		5,852
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	325		3,426
Cardinal Financial Corp. (Banks)	125		3,743
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	125		3,534
Cardtronics PLC* - Class A (IT Services)	150		7,013
Career Education Corp.* (Diversified Consumer Services)	300		2,610
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	200		3,364
Carpenter Technology Corp. (Metals & Mining)	150		5,595
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	175		5,016
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	150		2,123
Cascade Bancorp* (Banks)	200		1,542
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	175		2,469
Castlight Health, Inc.* - Class B (Health Care Technology)	250		913
Catalent, Inc.* (Pharmaceuticals)	300		8,495
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	150		1,728
Cathay General Bancorp, Inc. (Banks)	225		8,478
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	200		14,331
CBIZ, Inc.* (Professional Services)	200		2,710
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	550		5,247
CEB, Inc. (Professional Services)	100		7,859
CECO Environmental Corp. (Commercial Services & Supplies)	150		1,577
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	325		1,632
Celadon Group, Inc. (Road & Rail)	125		819
Celldex Therapeutics, Inc.* (Biotechnology)	400		1,444
Cempra, Inc.* (Pharmaceuticals)	150		563

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CenterState Banks, Inc. (Banks)	175	$4,533
Central European Media Enterprises, Ltd.* - Class A (Media)	475	1,473
Central Garden & Pet Co.* - Class A (Household Products)	125	4,340
Central Pacific Financial Corp. (Banks)	100	3,054
Century Aluminum Co.* (Metals & Mining)	225	2,855
Cerus Corp.* (Health Care Equipment & Supplies)	375	1,669
ChannelAdvisor Corp.* (Internet Software & Services)	100	1,115
Chart Industries, Inc.* (Machinery)	100	3,494
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	125	2,469
Chegg, Inc.* (Diversified Consumer Services)	350	2,954
Chemical Financial Corp. (Banks)	200	10,229
Chemtura Corp.* (Chemicals)	200	6,680
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	200	4,792
Chico’s FAS, Inc. (Specialty Retail)	425	6,035
Chimerix, Inc.* (Biotechnology)	275	1,755
ChromaDex Corp.* (Life Sciences Tools & Services)	275	740
Ciena Corp.* (Communications Equipment)	425	10,033
Cimpress N.V.* (Internet Software & Services)	75	6,463
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	150	2,655
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	200	12,137
Citizens, Inc.* (Insurance)	200	1,486
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	425	1,084
Cliffs Natural Resources, Inc.* (Metals & Mining)	625	5,131
Clovis Oncology, Inc.* (Biotechnology)	125	7,958
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	225	3,611
CNO Financial Group, Inc. (Insurance)	550	11,274
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,475	787
CoBiz Financial, Inc. (Banks)	150	2,520
Codexis, Inc.* (Chemicals)	225	1,080
Coeur Mining, Inc.* (Metals & Mining)	500	4,040
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	125	5,380
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	75	15,422
Coherus Biosciences, Inc.* (Biotechnology)	125	2,644
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	125	2,308
Colony Starwood Homes (Equity Real Estate Investment Trusts)	200	6,790
Columbia Banking System, Inc. (Banks)	175	6,823
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	75	4,406
Comfort Systems USA, Inc. (Construction & Engineering)	125	4,581
Commercial Metals Co. (Metals & Mining)	350	6,696
Community Bank System, Inc. (Banks)	125	6,873
Community Health Systems, Inc.* (Health Care Providers & Services)	350	3,105
CommVault Systems, Inc.* (Software)	125	6,350
ConforMIS, Inc.* (Health Care Equipment & Supplies)	200	1,044
CONMED Corp. (Health Care Equipment & Supplies)	100	4,441
ConnectOne Bancorp, Inc. (Banks)	125	3,031
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	175	4,099
Continental Building Products, Inc.* (Building Products)	125	3,063
Convergys Corp. (IT Services)	275	5,816
Cooper Tire & Rubber Co. (Auto Components)	175	7,761
Corcept Therapeutics, Inc.* (Pharmaceuticals)	325	3,562
Core-Mark Holding Co., Inc. (Distributors)	150	4,679
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	100	9,005
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	575	753
Cornerstone OnDemand, Inc.* (Internet Software & Services)	150	5,833
Costamare, Inc. (Marine)	125	833
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	650	5,376
Cowen Group, Inc.* - Class A (Capital Markets)	100	1,495
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	125	2,738
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	250	1,768
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	125	1,795
CryoLife, Inc.* (Health Care Equipment & Supplies)	150	2,498
CSG Systems International, Inc. (IT Services)	100	3,781
CTS Corp. (Electronic Equipment, Instruments & Components)	125	2,663
Cubic Corp. (Aerospace & Defense)	75	3,960
Curis, Inc.* (Biotechnology)	700	1,946
Curtiss-Wright Corp. (Aerospace & Defense)	125	11,407
Customers Bancorp, Inc.* (Banks)	100	3,153
CVB Financial Corp. (Banks)	325	7,179
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	500	3,975
Cytokinetics, Inc.* (Biotechnology)	175	2,249
CytRx Corp.* (Biotechnology)	450	200
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	200	1,890
Dana Holding Corp. (Auto Components)	475	9,172
Darling Ingredients, Inc.* (Food Products)	500	7,260
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	125	7,635
Dean Foods Co. (Food Products)	300	5,898
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	100	5,973
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	100	1,805

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	125	$1,658
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	225	5,461
Deluxe Corp. (Commercial Services & Supplies)	150	10,825
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,125	2,903
Denny’s Corp.* (Hotels, Restaurants & Leisure)	275	3,402
Depomed, Inc.* (Pharmaceuticals)	200	2,510
Destination XL Group, Inc.* (Specialty Retail)	225	641
DeVry Education Group, Inc. (Diversified Consumer Services)	200	7,090
DHI Group, Inc.* (Internet Software & Services)	225	889
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	375	1,676
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	625	6,969
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	200	6,139
Digi International, Inc.* (Communications Equipment)	125	1,488
DigitalGlobe, Inc.* (Aerospace & Defense)	200	6,550
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	125	2,538
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	150	3,608
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	150	2,393
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	150	1,580
Dorman Products, Inc.* (Auto Components)	75	6,160
Douglas Dynamics, Inc. (Machinery)	75	2,299
DSW, Inc. - Class A (Specialty Retail)	225	4,653
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	225	11,157
Durect Corp.* (Pharmaceuticals)	850	893
Dycom Industries, Inc.* (Construction & Engineering)	100	9,295
Dynavax Technologies Corp.* (Biotechnology)	150	893
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	375	2,948
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	225	1,595
Eagle Bancorp, Inc.* (Banks)	100	5,970
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	100	1,979
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	100	7,353
Ebix, Inc. (Software)	75	4,594
Echo Global Logistics, Inc.* (Air Freight & Logistics)	100	2,135
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	275	699
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	200	8,170
Egalet Corp.* (Pharmaceuticals)	175	893
El Paso Electric Co. (Electric Utilities)	125	6,313
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	125	2,366
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	175	1,220
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	150	7,324
Ellie Mae, Inc.* (Software)	100	10,026
EMCOR Group, Inc. (Construction & Engineering)	175	11,016
EMCORE Corp. (Communications Equipment)	175	1,575
Emergent BioSolutions, Inc.* (Biotechnology)	100	2,904
Employers Holdings, Inc. (Insurance)	100	3,795
Encore Capital Group, Inc.* (Consumer Finance)	100	3,080
Endocyte, Inc.* (Pharmaceuticals)	275	707
Endologix, Inc.* (Health Care Equipment & Supplies)	275	1,991
Endurance International Group Holdings, Inc.* (Internet Software & Services)	225	1,766
Energy Recovery, Inc.* (Machinery)	175	1,456
EnerNOC, Inc.* (Software)	175	1,050
EnerSys (Electrical Equipment)	125	9,867
Ennis, Inc. (Commercial Services & Supplies)	100	1,700
Enova International, Inc.* (Consumer Finance)	150	2,228
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	450	10,530
Entercom Communications Corp. - Class A (Media)	125	1,788
Entravision Communications Corp. - Class A (Media)	275	1,705
Envestnet, Inc.* (Internet Software & Services)	125	4,038
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	225	1,883
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	200	950
EPAM Systems, Inc.* (IT Services)	150	11,327
Epizyme, Inc.* (Biotechnology)	175	3,001
Eros International PLC* (Media)	125	1,288
ESCO Technologies, Inc. (Machinery)	75	4,358
Essendant, Inc. (Commercial Services & Supplies)	125	1,894
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	250	9,042
Esterline Technologies Corp.* (Aerospace & Defense)	100	8,604
Ethan Allen Interiors, Inc. (Household Durables)	100	3,065
Etsy, Inc.* (Internet & Direct Marketing Retail)	350	3,721
EverBank Financial Corp. (Thrifts & Mortgage Finance)	325	6,331
Evercore Partners, Inc. - Class A (Capital Markets)	125	9,738
EVERTEC, Inc. (IT Services)	225	3,578
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	175	1,400
Exact Sciences Corp.* (Biotechnology)	325	7,676

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Exar Corp.* (Semiconductors & Semiconductor Equipment)	200	$2,602
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	850	527
Exelixis, Inc.* (Biotechnology)	725	15,710
ExlService Holdings, Inc.* (IT Services)	100	4,736
Exponent, Inc. (Professional Services)	75	4,466
Express, Inc.* (Specialty Retail)	250	2,278
Exterran Corp.* (Energy Equipment & Services)	150	4,718
Extreme Networks, Inc.* (Communications Equipment)	450	3,380
EZCORP, Inc.* - Class A (Consumer Finance)	225	1,834
F.N.B. Corp. (Banks)	650	9,666
Fabrinet* (Electronic Equipment, Instruments & Components)	125	5,254
Fair Isaac Corp. (Software)	100	12,894
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	275	2,016
Farmers National Banc Corp. (Banks)	125	1,794
FCB Financial Holdings, Inc.* - Class A (Banks)	100	4,955
Federal Signal Corp. (Machinery)	225	3,107
FelCor Lodging Trust, Inc. (Equity Real Estate Investment Trusts)	475	3,567
Ferro Corp.* (Chemicals)	275	4,177
Ferroglobe PLC (Metals & Mining)	250	2,583
FibroGen, Inc.* (Biotechnology)	175	4,314
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	100	2,420
Financial Engines, Inc. (Capital Markets)	175	7,621
Finisar Corp.* (Communications Equipment)	350	9,568
First BanCorp.* (Banks)	475	2,684
First Busey Corp. (Banks)	125	3,675
First Commonwealth Financial Corp. (Banks)	325	4,310
First Financial Bancorp (Banks)	200	5,490
First Financial Bankshares, Inc. (Banks)	200	8,020
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	350	9,320
First Merchants Corp. (Banks)	150	5,898
First Midwest Bancorp, Inc. (Banks)	250	5,920
First Potomac Realty Trust (Equity Real Estate Investment Trusts)	225	2,313
FirstCash, Inc. (Consumer Finance)	100	4,915
Five Below, Inc.* (Specialty Retail)	175	7,578
Five Prime Therapeutics, Inc.* (Biotechnology)	100	3,615
Five9, Inc.* (Internet Software & Services)	150	2,469
Flotek Industries, Inc.* (Chemicals)	200	2,558
Fluidigm Corp.* (Life Sciences Tools & Services)	150	854
Flushing Financial Corp. (Banks)	100	2,687
FNFV Group* (Diversified Financial Services)	250	3,312
Forestar Group, Inc.* (Real Estate Management & Development)	150	2,048
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	225	2,666
Fortress Biotech, Inc.* (Biotechnology)	325	1,203
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	200	4,140
Forward Air Corp. (Air Freight & Logistics)	100	4,757
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	150	2,618
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	200	4,566
Fox Factory Holding Corp.* (Auto Components)	100	2,870
Francesca’s Holdings Corp.* (Specialty Retail)	175	2,686
Franklin Electric Co., Inc. (Machinery)	150	6,458
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	325	3,946
Fred’s, Inc. - Class A (Multiline Retail)	150	1,965
Fresh Del Monte Produce, Inc. (Food Products)	100	5,923
Freshpet, Inc.* (Food Products)	125	1,375
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	250	1,685
FTI Consulting, Inc.* (Professional Services)	125	5,146
FuelCell Energy, Inc.* (Electrical Equipment)	175	241
Fulton Financial Corp. (Banks)	525	9,371
FutureFuel Corp. (Chemicals)	125	1,773
GAIN Capital Holdings, Inc. (Capital Markets)	200	1,666
Galena Biopharma, Inc.* (Biotechnology)	50	31
Gannett Co., Inc. (Media)	375	3,143
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	175	2,686
GATX Corp. (Trading Companies & Distributors)	125	7,620
GCP Applied Technologies, Inc.* (Chemicals)	225	7,346
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	200	1,134
Generac Holdings, Inc.* (Electrical Equipment)	200	7,456
General Cable Corp. (Electrical Equipment)	175	3,141
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	125	2,600
Genesis Healthcare, Inc.* (Health Care Providers & Services)	450	1,188
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	175	2,244
Gentherm, Inc.* (Auto Components)	125	4,906
Genworth Financial, Inc.* - Class A (Insurance)	1,625	6,695
Geron Corp.* (Biotechnology)	650	1,476
Getty Realty Corp. (Equity Real Estate Investment Trusts)	100	2,527
Gibraltar Industries, Inc.* (Building Products)	100	4,120
Gigamon, Inc.* (Software)	100	3,555
GigPeak, Inc.* (Semiconductors & Semiconductor Equipment)	400	1,232
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	125	2,736
Glacier Bancorp, Inc. (Banks)	250	8,483
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	100	2,067

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Global Eagle Entertainment, Inc.* (Media)	225	$718
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	175	4,214
Globalstar, Inc.* (Diversified Telecommunication Services)	1,550	2,480
Globant SA* (Software)	100	3,640
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	225	6,665
Glu Mobile, Inc.* (Software)	550	1,249
GNC Holdings, Inc. - Class A (Specialty Retail)	225	1,656
Gogo, Inc.* (Internet Software & Services)	225	2,475
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	300	8,378
Gold Resource Corp. (Metals & Mining)	325	1,469
GoPro, Inc.* - Class A (Household Durables)	350	3,045
Government Properties Income Trust (Equity Real Estate Investment Trusts)	225	4,709
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	425	11,177
Grand Canyon Education, Inc.* (Diversified Consumer Services)	150	10,742
Granite Construction, Inc. (Construction & Engineering)	125	6,274
Gray Television, Inc.* (Media)	225	3,263
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	300	1,200
Great Western Bancorp, Inc. (Banks)	175	7,422
Green Brick Partners, Inc.* (Household Durables)	150	1,493
Green Dot Corp.* - Class A (Consumer Finance)	150	5,003
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	125	3,094
Greenhill & Co., Inc. (Capital Markets)	100	2,930
Greenlight Capital Re, Ltd.* - Class A (Insurance)	125	2,763
Greif, Inc. - Class A (Containers & Packaging)	100	5,509
Griffon Corp. (Building Products)	125	3,081
GrubHub, Inc.* (Internet Software & Services)	250	8,222
GTT Communications, Inc.* (Internet Software & Services)	100	2,435
GUESS?, Inc. (Specialty Retail)	200	2,230
Guidance Software, Inc.* (Software)	150	885
H&E Equipment Services, Inc. (Trading Companies & Distributors)	125	3,065
H.B. Fuller Co. (Chemicals)	150	7,734
Haemonetics Corp.* (Health Care Equipment & Supplies)	175	7,100
Halozyme Therapeutics, Inc.* (Biotechnology)	375	4,859
Halyard Health, Inc.* (Health Care Equipment & Supplies)	150	5,714
Hancock Holding Co. (Banks)	250	11,387
Hanmi Financial Corp. (Banks)	125	3,844
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	125	2,525
Harmonic, Inc.* (Communications Equipment)	425	2,529
Harsco Corp.* (Machinery)	325	4,144
Hawaiian Holdings, Inc.* (Airlines)	175	8,129
HC2 Holdings, Inc. (Construction & Engineering)	225	1,395
Headwaters, Inc.* (Construction Materials)	250	5,870
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	325	10,562
Healthcare Services Group, Inc. (Commercial Services & Supplies)	225	9,694
HealthEquity, Inc.* (Health Care Providers & Services)	150	6,367
HealthSouth Corp. (Health Care Providers & Services)	275	11,772
HealthStream, Inc.* (Health Care Technology)	100	2,423
Heartland Express, Inc. (Road & Rail)	175	3,509
Hecla Mining Co. (Metals & Mining)	1,200	6,348
Helen of Troy, Ltd.* (Household Durables)	75	7,064
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	375	2,914
Heritage Commerce Corp. (Banks)	125	1,763
Heritage Financial Corp. (Banks)	125	3,094
Heritage Insurance Holdings, Inc. (Insurance)	125	1,596
Herman Miller, Inc. (Commercial Services & Supplies)	200	6,310
Heron Therapeutics, Inc.* (Biotechnology)	125	1,875
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	150	2,819
HFF, Inc. - Class A (Real Estate Management & Development)	125	3,459
Hibbett Sports, Inc.* (Specialty Retail)	75	2,213
Hill International, Inc.* (Professional Services)	225	934
Hillenbrand, Inc. (Machinery)	175	6,274
Hilltop Holdings, Inc. (Banks)	250	6,868
HMS Holdings Corp.* (Health Care Technology)	275	5,591
HNI Corp. (Commercial Services & Supplies)	150	6,914
Home BancShares, Inc. (Banks)	375	10,150
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	100	2,795
Hope Bancorp, Inc. (Banks)	250	4,793
Horace Mann Educators Corp. (Insurance)	125	5,131
Horizon Pharma PLC* (Pharmaceuticals)	500	7,390
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	150	665
Hortonworks, Inc.* (Internet Software & Services)	175	1,717
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	400	4,060
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	700	1,589
HRG Group, Inc.* (Household Products)	375	7,245
HSN, Inc. (Internet & Direct Marketing Retail)	100	3,710
Hub Group, Inc.* - Class A (Air Freight & Logistics)	100	4,640
Hubspot, Inc.* (Software)	100	6,055
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	250	8,660
IBERIABANK Corp. (Banks)	125	9,888

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	200	$1,504
IDACORP, Inc. (Electric Utilities)	150	12,443
Idera Pharmaceuticals, Inc.* (Biotechnology)	650	1,606
Ignyta, Inc.* (Biotechnology)	200	1,720
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	200	7,210
ILG, Inc. (Hotels, Restaurants & Leisure)	350	7,336
IMAX Corp.* (Media)	200	6,799
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	175	1,516
ImmunoGen, Inc.* (Biotechnology)	425	1,645
Immunomedics, Inc.* (Biotechnology)	500	3,235
Impax Laboratories, Inc.* (Pharmaceuticals)	225	2,846
Imperva, Inc.* (Software)	100	4,105
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	125	5,731
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	200	1,102
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	200	1,874
Independent Bank Corp. (Banks)	75	4,875
Infinera Corp.* (Communications Equipment)	450	4,604
Infinity Pharmaceuticals, Inc.* (Biotechnology)	600	1,938
Information Services Group, Inc.* (IT Services)	250	788
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	150	2,700
Ingevity Corp.* (Chemicals)	150	9,128
InnerWorkings, Inc.* (Commercial Services & Supplies)	175	1,743
Innospec, Inc. (Chemicals)	75	4,856
Innoviva, Inc.* (Pharmaceuticals)	275	3,803
Inovio Pharmaceuticals, Inc.* (Biotechnology)	250	1,655
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	125	6,103
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	125	5,136
Insmed, Inc.* (Biotechnology)	225	3,940
Insulet Corp.* (Health Care Equipment & Supplies)	175	7,540
Insys Therapeutics, Inc.* (Biotechnology)	125	1,314
Integer Holdings Corp.* (Health Care Equipment & Supplies)	100	4,020
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	200	8,425
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	400	9,468
Intelsat S.A.* (Diversified Telecommunication Services)	325	1,349
InterDigital, Inc. (Communications Equipment)	100	8,630
Interface, Inc. (Commercial Services & Supplies)	225	4,286
International Bancshares Corp. (Banks)	175	6,195
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	50	956
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	100	3,695
Intersect ENT, Inc.* (Pharmaceuticals)	125	2,144
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	125	2,031
Invacare Corp. (Health Care Equipment & Supplies)	150	1,785
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	325	4,105
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	350	5,397
Investment Technology Group, Inc. (Capital Markets)	125	2,531
Investors Bancorp, Inc. (Banks)	900	12,941
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	450	2,669
Invitae Corp.* (Biotechnology)	125	1,383
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	200	810
Iridium Communications, Inc.* (Diversified Telecommunication Services)	300	2,895
iRobot Corp.* (Household Durables)	100	6,614
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	425	7,250
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	100	2,636
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	275	3,245
Itron, Inc.* (Electronic Equipment, Instruments & Components)	100	6,070
Ixia* (Communications Equipment)	250	4,913
IXYS Corp. (Semiconductors & Semiconductor Equipment)	125	1,819
j2 Global, Inc. (Internet Software & Services)	150	12,586
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	100	10,171
Janus Capital Group, Inc. (Capital Markets)	450	5,940
Jive Software, Inc.* (Software)	325	1,398
John Bean Technologies Corp. (Machinery)	100	8,794
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	251	639
Joy Global, Inc. (Machinery)	300	8,474
K12, Inc.* (Diversified Consumer Services)	150	2,873
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	100	2,051
Kaman Corp. - Class A (Trading Companies & Distributors)	100	4,813
KapStone Paper & Packaging Corp. (Paper & Forest Products)	275	6,353
Karyopharm Therapeutics, Inc.* (Biotechnology)	150	1,926
KB Home (Household Durables)	275	5,467
KCG Holdings, Inc.* - Class A (Capital Markets)	200	3,566
Kearny Financial Corp. (Thrifts & Mortgage Finance)	300	4,515
Kelly Services, Inc. - Class A (Professional Services)	125	2,733
Kemper Corp. (Insurance)	125	4,988
Kennametal, Inc. (Machinery)	250	9,807
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	275	6,105

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	325	$2,002
Kforce, Inc. (Professional Services)	100	2,375
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	125	2,119
Kimball International, Inc. - Class B (Commercial Services & Supplies)	150	2,475
Kindred Healthcare, Inc. (Health Care Providers & Services)	300	2,505
Kite Pharma, Inc.* (Biotechnology)	125	9,810
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	250	5,375
KLX, Inc.* (Aerospace & Defense)	175	7,823
Knight Transportation, Inc. (Road & Rail)	225	7,053
Knoll, Inc. (Commercial Services & Supplies)	150	3,572
Knowles Corp.* (Electronic Equipment, Instruments & Components)	300	5,685
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	425	1,743
Korn/Ferry International (Professional Services)	200	6,298
Kraton Performance Polymers, Inc.* (Chemicals)	100	3,092
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	275	2,140
Kronos Worldwide, Inc. (Chemicals)	175	2,875
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	300	4,056
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	150	2,166
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	525	1,302
Lakeland Bancorp, Inc. (Banks)	150	2,940
Landec Corp.* (Food Products)	125	1,500
Lannett Co., Inc.* (Pharmaceuticals)	100	2,235
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	325	9,408
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	450	3,114
La-Z-Boy, Inc. (Household Durables)	150	4,050
LCI Industries (Auto Components)	75	7,485
LegacyTexas Financial Group, Inc. (Banks)	150	5,985
LendingClub Corp.* (Consumer Finance)	1,050	5,764
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	175	2,510
Lexington Realty Trust (Equity Real Estate Investment Trusts)	725	7,236
Liberty Braves Group* - Class C (Media)	125	2,956
Liberty Media Group* - Class A (Media)	100	3,270
Liberty Media Group* - Class C (Media)	175	5,976
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	225	3,173
Limelight Networks, Inc.* (Internet Software & Services)	625	1,613
Lion Biotechnologies, Inc.* (Biotechnology)	200	1,490
Liquidity Services, Inc.* (Internet Software & Services)	150	1,200
Lithia Motors, Inc. - Class A (Specialty Retail)	75	6,424
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	75	11,992
LivePerson, Inc.* (Internet Software & Services)	250	1,713
LogMeIn, Inc. (Internet Software & Services)	75	7,312
Louisiana-Pacific Corp.* (Paper & Forest Products)	450	11,169
LSI Industries, Inc. (Electrical Equipment)	125	1,261
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	125	5,988
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	125	2,624
Lumentum Holdings, Inc.* (Communications Equipment)	175	9,336
Luminex Corp. (Life Sciences Tools & Services)	150	2,756
M.D.C. Holdings, Inc. (Household Durables)	125	3,756
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	75	3,623
M/I Homes, Inc.* (Household Durables)	100	2,450
Macatawa Bank Corp. (Banks)	175	1,729
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	275	7,409
MacroGenics, Inc.* (Biotechnology)	125	2,325
Magellan Health, Inc.* (Health Care Providers & Services)	75	5,179
Maiden Holdings, Ltd. (Insurance)	225	3,150
MainSource Financial Group, Inc. (Banks)	100	3,293
MannKind Corp.* (Biotechnology)	275	407
ManTech International Corp. - Class A (IT Services)	75	2,597
Marchex, Inc.* - Class B (Internet Software & Services)	275	748
MarineMax, Inc.* (Specialty Retail)	100	2,165
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	75	7,495
Marten Transport, Ltd. (Road & Rail)	100	2,345
Masimo Corp.* (Health Care Equipment & Supplies)	125	11,657
Masonite International Corp.* (Building Products)	100	7,924
MasTec, Inc.* (Construction & Engineering)	225	9,011
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	250	5,948
Matrix Service Co.* (Energy Equipment & Services)	125	2,063
Matson, Inc. (Marine)	150	4,764
Matthews International Corp. - Class A (Commercial Services & Supplies)	100	6,765
MAXIMUS, Inc. (IT Services)	200	12,439
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	200	5,610
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	200	1,162
MB Financial, Inc. (Banks)	225	9,635
MBIA, Inc.* (Insurance)	450	3,812
McDermott International, Inc.* (Energy Equipment & Services)	800	5,399

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
McGrath RentCorp (Commercial Services & Supplies)	75	$2,518
MDC Partners, Inc. - Class A (Media)	175	1,645
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	725	9,344
MediciNova, Inc.* (Biotechnology)	175	1,048
Medidata Solutions, Inc.* (Health Care Technology)	175	10,095
MeetMe, Inc.* (Internet Software & Services)	250	1,473
Mercury Systems, Inc.* (Aerospace & Defense)	125	4,881
Meredith Corp. (Media)	125	8,074
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	175	3,203
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	150	2,070
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	150	4,335
Meritage Homes Corp.* (Household Durables)	125	4,600
Meritor, Inc.* (Machinery)	325	5,567
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	450	1,386
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	125	5,700
MGE Energy, Inc. (Electric Utilities)	100	6,500
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,075	10,889
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	350	18,035
MiMedx Group, Inc.* (Biotechnology)	375	3,574
Minerals Technologies, Inc. (Chemicals)	100	7,660
Mitek System, Inc.* (Software)	175	1,164
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	175	12,030
Mobile Mini, Inc. (Commercial Services & Supplies)	150	4,575
MobileIron, Inc.* (Software)	325	1,414
Model N, Inc.* (Software)	100	1,045
Modine Manufacturing Co.* (Auto Components)	200	2,440
Molina Healthcare, Inc.* (Health Care Providers & Services)	125	5,700
Momenta Pharmaceuticals, Inc.* (Biotechnology)	250	3,338
MoneyGram International, Inc.* (IT Services)	175	2,942
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	225	3,211
Monogram Residential Trust, Inc. (Equity Real Estate Investment Trusts)	525	5,234
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	125	11,512
Monotype Imaging Holdings, Inc. (Software)	150	3,015
Monro Muffler Brake, Inc. (Specialty Retail)	100	5,210
Moog, Inc.* - Class A (Aerospace & Defense)	100	6,735
MRC Global, Inc.* (Trading Companies & Distributors)	300	5,499
MSA Safety, Inc. (Commercial Services & Supplies)	100	7,069
MSG Networks, Inc.* - Class A (Media)	200	4,670
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	175	2,931
Mueller Industries, Inc. (Machinery)	175	5,990
Mueller Water Products, Inc. - Class A (Machinery)	500	5,910
Myriad Genetics, Inc.* (Biotechnology)	200	3,840
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	100	3,046
Natera, Inc.* (Biotechnology)	125	1,109
National Bank Holdings Corp. (Banks)	100	3,250
National CineMedia, Inc. (Media)	225	2,842
National General Holdings Corp. (Insurance)	175	4,158
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	125	9,078
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	100	2,390
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	150	2,364
Natus Medical, Inc.* (Health Care Equipment & Supplies)	100	3,925
Nautilus, Inc.* (Leisure Products)	125	2,281
Navigant Consulting, Inc.* (Professional Services)	175	4,001
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	600	1,032
Navistar International Corp.* (Machinery)	200	4,924
NBT Bancorp, Inc. (Banks)	150	5,561
NCI Building Systems, Inc.* (Building Products)	125	2,144
Nektar Therapeutics* (Pharmaceuticals)	400	9,387
Neogen Corp.* (Health Care Equipment & Supplies)	125	8,193
NeoGenomics, Inc.* (Life Sciences Tools & Services)	225	1,775
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	150	1,352
NETGEAR, Inc.* (Communications Equipment)	100	4,955
NetScout Systems, Inc.* (Communications Equipment)	300	11,384
NeuStar, Inc.* - Class A (IT Services)	175	5,801
Nevro Corp.* (Health Care Equipment & Supplies)	75	7,028
New Jersey Resources Corp. (Gas Utilities)	250	9,900
New Media Investment Group, Inc. (Media)	150	2,132
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	675	11,461
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	275	2,805
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	400	2,468
Newpark Resources, Inc.* (Energy Equipment & Services)	350	2,835
NewStar Financial, Inc. (Diversified Financial Services)	125	1,323
Nexstar Broadcasting Group, Inc. - Class A (Media)	100	7,014
NIC, Inc. (Internet Software & Services)	200	4,040

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NII Holdings, Inc.* (Wireless Telecommunication Services)	325	$423
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	250	3,125
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	250	2,850
NN, Inc. (Machinery)	100	2,520
Nobilis Health Corp.* (Health Care Providers & Services)	400	680
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	300	2,454
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	250	650
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	150	2,703
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	225	2,608
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	325	5,473
Northwest Natural Gas Co. (Gas Utilities)	75	4,433
NorthWestern Corp. (Multi-Utilities)	150	8,805
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	125	3,319
Novavax, Inc.* (Biotechnology)	850	1,088
Novocure, Ltd.* (Health Care Equipment & Supplies)	200	1,620
NOW, Inc.* (Trading Companies & Distributors)	325	5,512
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	150	2,609
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	225	3,983
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	100	5,549
NuVasive, Inc.* (Health Care Equipment & Supplies)	150	11,201
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	200	5,366
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	550	7,842
Oclaro, Inc.* (Communications Equipment)	400	3,928
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	675	3,692
Office Depot, Inc. (Specialty Retail)	1,750	8,163
OFG Bancorp (Banks)	200	2,360
Oil States International, Inc.* (Energy Equipment & Services)	175	5,800
Old National Bancorp (Banks)	425	7,374
Old Second Bancorp, Inc. (Banks)	175	1,969
Olin Corp. (Chemicals)	500	16,434
OM Asset Management PLC (Capital Markets)	150	2,268
Omeros Corp.* (Pharmaceuticals)	150	2,268
Omnicell, Inc.* (Health Care Technology)	125	5,081
OMNOVA Solutions, Inc.* (Chemicals)	200	1,980
On Assignment, Inc.* (Professional Services)	150	7,280
On Deck Capital, Inc.* (Diversified Financial Services)	250	1,260
ONE Gas, Inc. (Gas Utilities)	150	10,139
Ophthotech Corp.* (Biotechnology)	100	366
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	250	3,233
ORBCOMM, Inc.* (Diversified Telecommunication Services)	250	2,388
Organovo Holdings, Inc.* (Biotechnology)	425	1,352
Orion Marine Group, Inc.* (Construction & Engineering)	200	1,494
Oritani Financial Corp. (Thrifts & Mortgage Finance)	150	2,550
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	125	7,134
Otonomy, Inc.* (Biotechnology)	100	1,225
Otter Tail Corp. (Electric Utilities)	125	4,738
OvaScience, Inc.* (Biotechnology)	200	374
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	150	579
Owens & Minor, Inc. (Health Care Providers & Services)	200	6,919
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	125	1,936
P.H. Glatfelter Co. (Paper & Forest Products)	150	3,261
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	275	1,422
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	200	1,370
Pacific Premier Bancorp, Inc.* (Banks)	100	3,855
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	125	5,700
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	75	6,003
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	125	2,061
PAREXEL International Corp.* (Life Sciences Tools & Services)	150	9,466
Park Sterling Corp. (Banks)	225	2,770
Parker Drilling Co.* (Energy Equipment & Services)	600	1,050
Parkway, Inc. (Equity Real Estate Investment Trusts)	75	1,492
Party City Holdco, Inc.* (Specialty Retail)	125	1,756
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	200	4,026
Paycom Software, Inc.* (Software)	150	8,627
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	150	9,352
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,828
PDL BioPharma, Inc. (Biotechnology)	675	1,532
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	225	6,572
Pegasystems, Inc. (Software)	125	5,481
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	250	4,608
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	225	3,407
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	225	3,994
Penumbra, Inc.* (Health Care Equipment & Supplies)	75	6,259
Perficient, Inc.* (IT Services)	125	2,170

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Performance Food Group Co.* (Food & Staples Retailing)	125	$2,975
PGT, Inc.* (Building Products)	200	2,150
PharmAthene, Inc. (Biotechnology)	425	345
PharMerica Corp.* (Health Care Providers & Services)	100	2,340
PHH Corp.* (Thrifts & Mortgage Finance)	200	2,546
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	250	2,675
Physicians Realty Trust (Equity Real Estate Investment Trusts)	425	8,445
Pier 1 Imports, Inc. (Specialty Retail)	325	2,327
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	225	4,392
Pinnacle Financial Partners, Inc. (Banks)	125	8,306
Pioneer Energy Services Corp.* (Energy Equipment & Services)	325	1,300
Planet Payment, Inc.* (IT Services)	250	995
Plantronics, Inc. (Communications Equipment)	100	5,411
Plexus Corp.* (Electronic Equipment, Instruments & Components)	100	5,780
Plug Power, Inc.* (Electrical Equipment)	850	1,173
Ply Gem Holdings, Inc.* (Building Products)	100	1,970
PNM Resources, Inc. (Electric Utilities)	250	9,250
PolyOne Corp. (Chemicals)	250	8,523
Portland General Electric Co. (Electric Utilities)	275	12,215
Portola Pharmaceuticals, Inc.* (Biotechnology)	175	6,857
Potbelly Corp.* (Hotels, Restaurants & Leisure)	125	1,738
Potlatch Corp. (Equity Real Estate Investment Trusts)	125	5,713
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	100	6,575
PRA Group, Inc.* (Consumer Finance)	150	4,973
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	75	4,892
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	100	1,321
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	150	8,333
Primerica, Inc. (Insurance)	150	12,329
Primoris Services Corp. (Construction & Engineering)	150	3,483
PrivateBancorp, Inc. (Banks)	250	14,842
Progenics Pharmaceuticals, Inc.* (Biotechnology)	325	3,068
Progress Software Corp. (Software)	175	5,084
Proofpoint, Inc.* (Software)	125	9,294
PROS Holdings, Inc.* (Software)	100	2,419
Prosperity Bancshares, Inc. (Banks)	200	13,941
Prothena Corp. PLC* (Biotechnology)	125	6,973
Proto Labs, Inc.* (Machinery)	75	3,833
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	200	5,170
PTC Therapeutics, Inc.* (Biotechnology)	175	1,722
Puma Biotechnology, Inc.* (Biotechnology)	100	3,720
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	225	2,212
Q2 Holdings, Inc.* (Internet Software & Services)	100	3,485
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	150	7,313
Quad/Graphics, Inc. (Commercial Services & Supplies)	100	2,524
Quality Systems, Inc.* (Health Care Technology)	200	3,048
Qualys, Inc.* (Software)	100	3,790
Quanex Building Products Corp. (Building Products)	125	2,531
Quidel Corp.* (Health Care Equipment & Supplies)	100	2,264
QuinStreet, Inc.* (Internet Software & Services)	300	1,170
Quorum Health Corp.* (Health Care Providers & Services)	150	816
Quotient Technology, Inc.* (Internet Software & Services)	225	2,149
Radian Group, Inc. (Thrifts & Mortgage Finance)	675	12,122
Radiant Logistics, Inc.* (Air Freight & Logistics)	275	1,375
Radio One, Inc.* - Class D (Media)	250	825
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	225	900
Radius Health, Inc.* (Biotechnology)	100	3,865
RadNet, Inc.* (Health Care Providers & Services)	225	1,328
RAIT Financial Trust (Equity Real Estate Investment Trusts)	450	1,440
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	350	4,599
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	250	3,505
Raven Industries, Inc. (Industrial Conglomerates)	125	3,631
Rayonier Advanced Materials, Inc. (Chemicals)	175	2,354
RBC Bearings, Inc.* (Machinery)	75	7,282
Real Industry, Inc.* (Metals & Mining)	150	428
RealNetworks, Inc.* (Internet Software & Services)	200	968
RealPage, Inc.* (Software)	175	6,108
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	100	2,218
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	250	4,153
Regis Corp.* (Diversified Consumer Services)	150	1,758
Regulus Therapeutics, Inc.* (Biotechnology)	225	371
Renasant Corp. (Banks)	125	4,961
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	200	2,090
Rent-A-Center, Inc. (Specialty Retail)	200	1,774
Repligen Corp.* (Biotechnology)	125	4,399
Republic First Bancorp, Inc.* (Banks)	250	2,075
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	125	1,221
Resources Connection, Inc. (Professional Services)	150	2,513

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Restoration Hardware, Inc.* (Specialty Retail)	125	$5,783
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	300	6,309
RetailMeNot, Inc.* (Internet Software & Services)	175	1,418
Retrophin, Inc.* (Biotechnology)	125	2,308
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	225	5,067
Rexnord Corp.* (Machinery)	275	6,347
Rigel Pharmaceuticals, Inc.* (Biotechnology)	525	1,738
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	175	1,894
RingCentral, Inc.* - Class A (Software)	200	5,660
RLI Corp. (Insurance)	125	7,503
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	375	8,816
Roadrunner Transportation Systems, Inc.* (Road & Rail)	175	1,202
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	225	1,409
RPX Corp.* (Professional Services)	200	2,400
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	250	10,357
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	325	1,300
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	325	913
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,800
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	100	3,308
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	125	2,506
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	125	7,729
S&T Bancorp, Inc. (Banks)	125	4,325
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	225	6,284
Sage Therapeutics, Inc.* (Biotechnology)	100	7,106
Saia, Inc.* (Road & Rail)	100	4,430
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	225	2,147
Sandy Spring Bancorp, Inc. (Banks)	75	3,074
Sangamo BioSciences, Inc.* (Biotechnology)	300	1,560
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	225	9,135
Sapiens International Corp. N.V. (Software)	125	1,610
Sarepta Therapeutics, Inc.* (Biotechnology)	150	4,439
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	75	2,944
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	100	2,065
Scholastic Corp. (Media)	100	4,257
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	100	4,142
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	175	1,715
Science Applications International Corp. (IT Services)	125	9,300
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	200	4,730
Scorpio Bulkers, Inc.* (Marine)	325	2,990
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	600	2,664
Seacoast Banking Corp. of Florida* (Banks)	125	2,998
Seadrill, Ltd.* (Energy Equipment & Services)	1,250	2,063
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	225	4,111
Select Comfort Corp.* (Specialty Retail)	150	3,719
Select Income REIT (Equity Real Estate Investment Trusts)	200	5,158
Select Medical Holdings Corp.* (Health Care Providers & Services)	350	4,673
Selective Insurance Group, Inc. (Insurance)	175	8,251
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	150	5,400
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	200	6,760
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	225	403
Sensient Technologies Corp. (Chemicals)	125	9,908
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	175	681
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	75	3,236
ServiceSource International, Inc.* (IT Services)	325	1,261
ServisFirst Bancshares, Inc. (Banks)	150	5,457
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	150	4,207
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	200	2,940
ShoreTel, Inc.* (Communications Equipment)	275	1,691
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	100	4,829
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	200	1,250
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	125	9,194
Silver Bay Realty Trust Corp. (Equity Real Estate Investment Trusts)	125	2,684
Silver Spring Networks, Inc.* (Software)	150	1,694
Simmons First National Corp. - Class A (Banks)	100	5,515
Simpson Manufacturing Co., Inc. (Building Products)	125	5,386
Sinclair Broadcast Group, Inc. - Class A (Media)	200	8,099
SkyWest, Inc. (Airlines)	175	5,994
Smart & Final Stores, Inc.* (Food & Staples Retailing)	100	1,210
Snyder’s-Lance, Inc. (Food Products)	250	10,078
Sonic Automotive, Inc. - Class A (Specialty Retail)	125	2,506
Sonic Corp. (Hotels, Restaurants & Leisure)	150	3,804

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sonus Networks, Inc.* (Communications Equipment)	200	$1,318
Sorrento Therapeutics, Inc.* (Biotechnology)	175	691
Sotheby’s* - Class A (Diversified Consumer Services)	175	7,959
South Jersey Industries, Inc. (Gas Utilities)	250	8,913
South State Corp. (Banks)	75	6,701
Southside Bancshares, Inc. (Banks)	100	3,357
Southwest Gas Corp. (Gas Utilities)	150	12,436
Spartan Motors, Inc. (Auto Components)	200	1,600
SpartanNash Co. (Food & Staples Retailing)	125	4,374
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	275	1,788
Spire, Inc. (Gas Utilities)	125	8,438
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	150	717
SPX Corp.* (Machinery)	150	3,638
SPX FLOW, Inc.* (Machinery)	125	4,339
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	600	5,064
STAAR Surgical Co.* (Health Care Equipment & Supplies)	225	2,205
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	225	5,630
Stage Stores, Inc. (Specialty Retail)	200	518
State Bank Financial Corp. (Banks)	125	3,265
State National Cos., Inc. (Insurance)	150	2,160
Steelcase, Inc. - Class A (Commercial Services & Supplies)	275	4,606
Stein Mart, Inc. (Specialty Retail)	175	527
Sterling Bancorp (Banks)	400	9,480
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	200	7,709
Stewart Information Services Corp. (Insurance)	75	3,314
Stifel Financial Corp.* (Capital Markets)	200	10,038
Stillwater Mining Co.* (Metals & Mining)	400	6,907
Stoneridge, Inc.* (Auto Components)	125	2,268
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	175	3,586
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	125	1,375
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	300	4,794
Summit Materials, Inc.* - Class A (Construction Materials)	200	4,942
Sun Hydraulics Corp. (Machinery)	75	2,708
SunCoke Energy, Inc.* (Metals & Mining)	275	2,464
Sunrun, Inc.* (Electrical Equipment)	275	1,485
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	675	10,347
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	125	3,169
Superior Industries International, Inc. (Auto Components)	100	2,535
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	175	5,478
SUPERVALU, Inc.* (Food & Staples Retailing)	875	3,378
Swift Transportation Co.* (Road & Rail)	250	5,135
Sykes Enterprises, Inc.* (IT Services)	125	3,675
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	125	6,189
Synchronoss Technologies, Inc.* (Software)	125	3,050
Synergy Pharmaceuticals, Inc.* (Biotechnology)	675	3,146
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	100	11,193
Syntel, Inc. (IT Services)	100	1,683
Synthetic Biologics, Inc.* (Biotechnology)	525	331
Tailored Brands, Inc. (Specialty Retail)	200	2,988
Take-Two Interactive Software, Inc.* (Software)	250	14,817
TASER International, Inc.* (Aerospace & Defense)	175	3,988
Taylor Morrison Home Corp.* - Class A (Household Durables)	125	2,665
Team, Inc.* (Commercial Services & Supplies)	100	2,705
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	100	9,390
Teekay Corp. (Oil, Gas & Consumable Fuels)	200	1,830
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	525	1,076
Teledyne Technologies, Inc.* (Aerospace & Defense)	100	12,645
Telenav, Inc.* (Software)	200	1,730
Teligent, Inc.* (Pharmaceuticals)	225	1,757
Tenneco, Inc. (Auto Components)	175	10,924
TerraForm Global, Inc.* - Class A (Independent Power & Renewable Electricity Producers)	475	2,280
Terraform Power, Inc.* (Independent Power & Renewable Electricity Producers)	325	4,020
TerraVia Holdings, Inc.* (Chemicals)	475	344
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	150	4,200
TESARO, Inc.* (Biotechnology)	75	11,539
Tesco Corp.* (Energy Equipment & Services)	200	1,610
Tetra Tech, Inc. (Commercial Services & Supplies)	175	7,149
TETRA Technologies, Inc.* (Energy Equipment & Services)	325	1,323
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	250	2,298
Texas Capital Bancshares, Inc.* (Banks)	150	12,517
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	200	8,905
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	125	1,913
TG Therapeutics, Inc.* (Biotechnology)	200	2,330
The Advisory Board Co.* (Professional Services)	125	5,850
The Andersons, Inc. (Food & Staples Retailing)	100	3,790
The Bancorp, Inc.* (Banks)	200	1,020
The Brink’s Co. (Commercial Services & Supplies)	150	8,017
The Buckle, Inc. (Specialty Retail)	100	1,860
The Cato Corp. - Class A (Specialty Retail)	100	2,196

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	150	$9,503
The Chemours Co. (Chemicals)	575	22,137
The E.W. Scripps Co.* - Class A (Media)	200	4,688
The Ensign Group, Inc. (Health Care Providers & Services)	175	3,290
The Finish Line, Inc. - Class A (Specialty Retail)	150	2,135
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	225	10,432
The Greenbrier Cos., Inc. (Machinery)	100	4,310
The Hackett Group, Inc. (IT Services)	100	1,949
The KEYW Holding Corp.* (Aerospace & Defense)	175	1,652
The Manitowoc Co., Inc.* (Machinery)	475	2,708
The Medicines Co.* (Pharmaceuticals)	200	9,779
The New York Times Co. - Class A (Media)	400	5,760
The Rubicon Project, Inc.* (Software)	150	884
The Spectranetics Corp.* (Health Care Equipment & Supplies)	150	4,369
The St Joe Co.* (Real Estate Management & Development)	175	2,984
TherapeuticsMD, Inc.* (Pharmaceuticals)	500	3,600
Theravance Biopharma, Inc.* (Pharmaceuticals)	125	4,603
Thermon Group Holdings, Inc.* (Electrical Equipment)	125	2,605
Third Point Reinsurance, Ltd.* (Insurance)	250	3,025
Tidewater, Inc.* (Energy Equipment & Services)	275	316
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	175	3,038
Tile Shop Holdings, Inc. (Specialty Retail)	125	2,406
Time, Inc. (Media)	325	6,289
TimkenSteel Corp.* (Metals & Mining)	175	3,309
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	200	1,460
Titan International, Inc. (Machinery)	225	2,327
Tivity Health, Inc.* (Health Care Providers & Services)	150	4,365
TiVo Corp. (Software)	400	7,500
TopBuild Corp.* (Household Durables)	125	5,875
TowneBank (Banks)	175	5,670
TransEnterix, Inc.* (Health Care Equipment & Supplies)	650	787
Travelport Worldwide, Ltd. (IT Services)	375	4,414
Tredegar Corp. (Chemicals)	100	1,755
Trevena, Inc.* (Biotechnology)	225	826
Trex Co., Inc.* (Building Products)	100	6,939
TRI Pointe Group, Inc.* (Household Durables)	475	5,957
TriMas Corp.* (Machinery)	150	3,113
TriNet Group, Inc.* (Professional Services)	150	4,335
Trinseo SA (Chemicals)	100	6,710
Triple-S Management Corp.* (Health Care Providers & Services)	100	1,757
Triumph Group, Inc. (Aerospace & Defense)	150	3,863
Tronc, Inc.* (Media)	125	1,740
Tronox, Ltd. - Class A (Chemicals)	325	5,996
Trovagene, Inc.* (Biotechnology)	200	230
TrueBlue, Inc.* (Professional Services)	150	4,103
TrueCar, Inc.* (Internet Software & Services)	225	3,481
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	350	2,748
Trustmark Corp. (Banks)	225	7,153
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	275	4,436
Tuesday Morning Corp.* (Multiline Retail)	225	844
Tutor Perini Corp.* (Construction & Engineering)	125	3,975
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	200	9,597
Ubiquiti Networks, Inc.* (Communications Equipment)	100	5,026
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	200	3,374
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	125	8,472
UMB Financial Corp. (Banks)	150	11,296
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	125	1,901
Umpqua Holdings Corp. (Banks)	675	11,974
Union Bankshares Corp. (Banks)	150	5,277
Unisys Corp.* (IT Services)	225	3,139
Unit Corp.* (Energy Equipment & Services)	175	4,228
United Bankshares, Inc. (Banks)	200	8,450
United Community Banks, Inc. (Banks)	225	6,230
United Community Financial Corp. (Thrifts & Mortgage Finance)	225	1,877
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	200	3,402
United Natural Foods, Inc.* (Food & Staples Retailing)	150	6,484
Univar, Inc.* (Trading Companies & Distributors)	150	4,599
Universal American Corp.* (Health Care Providers & Services)	250	2,493
Universal Corp. (Tobacco)	75	5,306
Universal Display Corp. (Electronic Equipment, Instruments & Components)	125	10,763
Universal Insurance Holdings, Inc. (Insurance)	125	3,063
Urban Edge Properties (Equity Real Estate Investment Trusts)	275	7,233
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	100	2,056
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	250	1,063
Valhi, Inc. (Chemicals)	400	1,312
Valley National Bancorp (Banks)	775	9,145
Vanda Pharmaceuticals, Inc.* (Biotechnology)	150	2,100
VASCO Data Security International, Inc.* (Software)	125	1,688
Vector Group, Ltd. (Tobacco)	275	5,720
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	150	4,478
Verint Systems, Inc.* (Software)	200	8,674
Versartis, Inc.* (Biotechnology)	125	2,669
ViaSat, Inc.* (Communications Equipment)	125	7,978
Viavi Solutions, Inc.* (Communications Equipment)	750	8,040
VirnetX Holding Corp.* (Software)	275	633

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Virtu Financial, Inc. - Class A (Capital Markets)	100	$1,700
Virtusa Corp.* (IT Services)	100	3,022
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	425	6,991
Vital Therapies, Inc.* (Biotechnology)	150	600
Vitamin Shoppe, Inc.* (Specialty Retail)	100	2,015
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	250	700
Vocera Communications, Inc.* (Health Care Technology)	125	3,104
Vonage Holdings Corp.* (Diversified Telecommunication Services)	650	4,108
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	375	1,039
Wabash National Corp. (Machinery)	225	4,655
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	250	4,250
WageWorks, Inc.* (Professional Services)	125	9,037
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	100	4,169
Washington Federal, Inc. (Thrifts & Mortgage Finance)	275	9,102
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	575	4,997
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	225	7,038
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	100	1,825
Watts Water Technologies, Inc. - Class A (Machinery)	100	6,235
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	100	4,049
Web.com Group, Inc.* (Internet Software & Services)	150	2,895
WebMD Health Corp.* (Internet Software & Services)	125	6,584
Webster Financial Corp. (Banks)	275	13,760
Weight Watchers International, Inc.* (Diversified Consumer Services)	125	1,946
Werner Enterprises, Inc. (Road & Rail)	150	3,930
WesBanco, Inc. (Banks)	125	4,764
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	200	2,280
West Corp. (Commercial Services & Supplies)	150	3,663
Westamerica Bancorp (Banks)	75	4,187
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	175	1,710
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	225	7,890
WGL Holdings, Inc. (Gas Utilities)	150	12,379
Whitestone REIT (Equity Real Estate Investment Trusts)	125	1,730
Willbros Group, Inc.* (Energy Equipment & Services)	325	891
William Lyon Homes* - Class A (Household Durables)	100	2,062
Windstream Holdings, Inc. (Diversified Telecommunication Services)	675	3,679
Winnebago Industries, Inc. (Automobiles)	100	2,925
Wintrust Financial Corp. (Banks)	150	10,367
WisdomTree Investments, Inc. (Capital Markets)	375	3,405
WMIH Corp.* (Insurance)	825	1,196
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	300	7,491
Woodward, Inc. (Machinery)	150	10,187
World Wrestling Entertainment, Inc. - Class A (Media)	125	2,778
Worthington Industries, Inc. (Metals & Mining)	150	6,764
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	325	10,113
WSFS Financial Corp. (Thrifts & Mortgage Finance)	100	4,595
Xactly Corp.* (Internet Software & Services)	100	1,190
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	250	2,223
Xencor, Inc.* (Biotechnology)	125	2,990
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	325	5,548
Xenith Bankshares, Inc.* (Banks)	50	1,269
XO Group, Inc.* (Internet Software & Services)	100	1,721
Xperi Corp. (Semiconductors & Semiconductor Equipment)	150	5,093
XPO Logistics, Inc.* (Air Freight & Logistics)	300	14,367
YRC Worldwide, Inc.* (Road & Rail)	150	1,652
Zafgen, Inc.* (Biotechnology)	175	816
ZAGG, Inc.* (Household Durables)	200	1,440
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	125	6,951
Zendesk, Inc.* (Software)	250	7,010
ZIOPHARM Oncology, Inc.* (Biotechnology)	450	2,853
ZixCorp.* (Software)	300	1,443
Zogenix, Inc.* (Pharmaceuticals)	150	1,628
TOTAL COMMON STOCKS (Cost $3,832,127)		5,245,204

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*^+(c) (Biotechnology)	493	—
Dyax Corp.*^+(d) (Biotechnology)	450	500
TOTAL CONTINGENT RIGHTS (Cost $—)		500

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance+ (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements (71.9%)(e)(f)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $14,255,825	$14,255,000	$14,255,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,255,000)		14,255,000

TOTAL INVESTMENT SECURITIES (Cost $18,087,127) - 98.4%		19,500,704
Net other assets (liabilities) - 1.6%		321,149

NET ASSETS - 100.0%		$19,821,853

*	Non-income producing security.
^	The Advisor has deemed these securities to be illiquid. As of March 31, 2017, these securities represented less than 0.005% of the net assets of the Fund.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of March 31, 2017, these securities represented less than 0.005% of the net assets of the Fund.
(a)	Number of shares is less than 0.50.
(b)	Amount is less than $0.50.
(c)	No explicit expiration date, expiration is subject to contingencies. Rights entitle the Fund to cash based on certain commercial sales milestones.
(d)

No explicit expiration date, expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(e)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $1,455,000.

(f)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	36	6/19/17	$2,491,020	$38,111

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	4/27/17	1.11%	$6,417,709	$135,611
Russell 2000 Index	UBS AG	4/27/17	0.96%	5,691,791	120,364
				$12,109,500	$255,975

^	Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$85,072	0.4%
Air Freight & Logistics	34,643	0.2%
Airlines	14,123	0.1%
Auto Components	62,816	0.3%
Automobiles	2,925	NM
Banks	532,637	2.8%
Biotechnology	281,934	1.4%
Building Products	61,457	0.3%
Capital Markets	67,531	0.3%
Chemicals	153,194	0.8%
Commercial Services & Supplies	122,029	0.6%
Communications Equipment	114,019	0.6%
Construction & Engineering	54,588	0.3%
Construction Materials	10,812	0.1%
Consumer Finance	27,797	0.1%
Containers & Packaging	5,509	NM
Distributors	4,679	NM
Diversified Consumer Services	51,053	0.3%
Diversified Financial Services	7,355	NM
Diversified Telecommunication Services	31,633	0.2%
Electric Utilities	61,616	0.3%
Electrical Equipment	33,093	0.2%
Electronic Equipment, Instruments & Components	165,490	0.8%
Energy Equipment & Services	61,866	0.3%
Equity Real Estate Investment Trusts	401,210	2.0%
Food & Staples Retailing	22,211	0.1%
Food Products	44,814	0.2%
Gas Utilities	66,638	0.3%
Health Care Equipment & Supplies	174,711	0.9%
Health Care Providers & Services	92,876	0.5%
Health Care Technology	30,255	0.2%
Hotels, Restaurants & Leisure	138,688	0.7%
Household Durables	63,315	0.3%
Household Products	11,585	0.1%
Independent Power & Renewable Electricity Producers	33,482	0.2%
Industrial Conglomerates	3,631	NM
Insurance	106,268	0.5%
Internet & Direct Marketing Retail	26,561	0.1%
Internet Software & Services	113,000	0.6%
IT Services	115,447	0.6%
Leisure Products	9,346	NM
Life Sciences Tools & Services	39,198	0.2%
Machinery	170,096	0.8%
Marine	8,587	NM
Media	93,192	0.5%
Metals & Mining	68,692	0.3%
Mortgage Real Estate Investment Trusts	63,203	0.3%
Multiline Retail	10,111	0.1%
Multi-Utilities	26,586	0.1%
Oil, Gas & Consumable Fuels	128,403	0.6%
Paper & Forest Products	28,930	0.1%
Personal Products	6,160	NM
Pharmaceuticals	105,441	0.5%
Professional Services	73,621	0.4%
Real Estate Management & Development	21,273	0.1%
Road & Rail	32,675	0.2%
Semiconductors & Semiconductor Equipment	245,725	1.3%
Software	215,419	1.1%
Specialty Retail	114,696	0.6%
Technology Hardware, Storage & Peripherals	37,039	0.2%
Textiles, Apparel & Luxury Goods	34,886	0.2%
Thrifts & Mortgage Finance	129,612	0.7%
Tobacco	11,026	0.1%
Trading Companies & Distributors	61,406	0.3%
Water Utilities	10,915	0.1%
Wireless Telecommunication Services	6,903	NM
Other**	14,576,149	73.5%
Total	$19,821,853	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (9.9%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $253,015	$253,000	$253,000
TOTAL REPURCHASE AGREEMENTS (Cost $253,000)		253,000

TOTAL INVESTMENT SECURITIES (Cost $253,000) - 9.9%		253,000
Net other assets (liabilities) - 90.1%(c)		2,309,036

NET ASSETS - 100.0%		$2,562,036

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $54,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Amount includes $2,309,998 of net capital shares receivable as of March 31, 2017.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	4/27/17	1.46%	$124,867	$658
Dow Jones Industrial Average	UBS AG	4/27/17	1.36%	2,430,789	(656)
				$2,555,656	$2

^	Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (64.6%)
Activision Blizzard, Inc. (Software)	4,590	$228,857
Adobe Systems, Inc.* (Software)	3,030	394,294
Akamai Technologies, Inc.* (Internet Software & Services)	1,050	62,685
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,380	167,311
Alphabet, Inc.* - Class A (Internet Software & Services)	1,830	1,551,474
Alphabet, Inc.* - Class C (Internet Software & Services)	2,130	1,766,963
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,910	2,579,832
American Airlines Group, Inc. (Airlines)	3,090	130,707
Amgen, Inc. (Biotechnology)	4,500	738,316
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,890	154,886
Apple, Inc. (Technology Hardware, Storage & Peripherals)	32,130	4,615,796
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,600	256,740
Autodesk, Inc.* (Software)	1,350	116,735
Automatic Data Processing, Inc. (IT Services)	2,760	282,596
Baidu, Inc.*ADR (Internet Software & Services)	1,680	289,834
Biogen, Inc.* (Biotechnology)	1,320	360,914
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,050	92,169
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,460	538,642
CA, Inc. (Software)	2,550	80,886
Celgene Corp.* (Biotechnology)	4,770	593,531
Cerner Corp.* (Health Care Technology)	2,010	118,289
Charter Communications, Inc.* - Class A (Media)	1,650	540,078
Check Point Software Technologies, Ltd.* (Software)	1,050	107,793
Cintas Corp. (Commercial Services & Supplies)	630	79,720
Cisco Systems, Inc. (Communications Equipment)	30,660	1,036,308
Citrix Systems, Inc.* (Software)	960	80,054
Cognizant Technology Solutions Corp.* (IT Services)	3,720	221,414
Comcast Corp. - Class A (Media)	28,980	1,089,357
Costco Wholesale Corp. (Food & Staples Retailing)	2,700	452,763
CSX Corp. (Road & Rail)	5,670	263,938
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	2,580	126,807
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,410	88,040
Discovery Communications, Inc.* - Class A (Media)	930	27,054
Discovery Communications, Inc.* - Class C (Media)	1,410	39,917
Dish Network Corp.* - Class A (Media)	1,380	87,616
Dollar Tree, Inc.* (Multiline Retail)	1,440	112,982
eBay, Inc.* (Internet Software & Services)	6,660	223,576
Electronic Arts, Inc.* (Software)	1,890	169,193
Expedia, Inc. (Internet & Direct Marketing Retail)	840	105,983
Express Scripts Holding Co.* (Health Care Providers & Services)	3,720	245,185
Facebook, Inc.* - Class A (Internet Software & Services)	14,430	2,049,781
Fastenal Co. (Trading Companies & Distributors)	1,770	91,155
Fiserv, Inc.* (IT Services)	1,320	152,209
Gilead Sciences, Inc. (Biotechnology)	8,010	544,039
Hasbro, Inc. (Leisure Products)	750	74,865
Henry Schein, Inc.* (Health Care Providers & Services)	480	81,586
Hologic, Inc.* (Health Care Equipment & Supplies)	1,710	72,761
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	540	83,489
Illumina, Inc.* (Life Sciences Tools & Services)	900	153,576
Incyte Corp.* (Biotechnology)	1,170	156,394
Intel Corp. (Semiconductors & Semiconductor Equipment)	28,950	1,044,227
Intuit, Inc. (Software)	1,560	180,944
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	240	183,953
J.B. Hunt Transport Services, Inc. (Road & Rail)	690	63,301
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	5,610	174,527
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	960	91,267
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	990	127,076
Liberty Global PLC* - Class A (Media)	1,560	55,957
Liberty Global PLC* - Class C (Media)	3,870	135,605
Liberty Interactive Corp.* - Class G (Internet & Direct Marketing Retail)	2,610	52,252
Liberty LiLAC Group* - Class A (Media)	300	6,672
Liberty LiLAC Group* - Class C (Media)	750	17,280
Liberty Ventures* - Class A (Internet & Direct Marketing Retail)	510	22,685
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,340	220,381
Mattel, Inc. (Leisure Products)	2,100	53,781
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,740	78,230
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,320	97,390
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,750	195,075
Microsoft Corp. (Software)	47,340	3,117,813
Mondelez International, Inc. - Class A (Food Products)	9,360	403,229
Monster Beverage Corp.* (Beverages)	3,510	162,057
Mylan N.V.* (Pharmaceuticals)	3,270	127,497

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Netease.com, Inc.ADR (Internet Software & Services)	450	$127,800
Netflix, Inc.* (Internet & Direct Marketing Retail)	2,640	390,218
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,380	70,007
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,480	379,076
O’Reilly Automotive, Inc.* (Specialty Retail)	570	153,809
PACCAR, Inc. (Machinery)	2,160	145,152
Paychex, Inc. (IT Services)	2,190	128,991
PayPal Holdings, Inc.* (IT Services)	7,410	318,779
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,060	519,500
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	630	244,131
Ross Stores, Inc. (Specialty Retail)	2,400	158,087
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,800	82,674
Shire Pharmaceuticals Group PLCADR (Biotechnology)	510	88,857
Sirius XM Holdings, Inc. (Media)	28,890	148,784
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,140	111,697
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,940	522,007
Symantec Corp. (Software)	3,780	115,970
Tesla Motors, Inc.* (Automobiles)	930	258,819
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,120	493,027
The Kraft Heinz Co. (Food Products)	7,440	675,626
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	300	533,991
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,070	327,471
Tractor Supply Co. (Specialty Retail)	810	55,866
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	810	34,960
Twenty-First Century Fox, Inc. - Class A (Media)	6,450	208,916
Twenty-First Century Fox, Inc. - Class B (Media)	4,890	155,404
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	390	111,240
Verisk Analytics, Inc.* - Class A (Professional Services)	1,020	82,763
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,530	167,306
Viacom, Inc. - Class B (Media)	2,130	99,301
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,670	70,568
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,600	548,130
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,770	146,078
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,530	88,572
Yahoo!, Inc.* (Internet Software & Services)	5,850	271,499
TOTAL COMMON STOCKS (Cost $12,012,534)		38,325,365

	Principal Amount	Value
Repurchase Agreements (34.8%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $20,699,198	$20,698,000	$20,698,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,698,000)		20,698,000

TOTAL INVESTMENT SECURITIES (Cost $32,710,534) - 99.4%		59,023,365
Net other assets (liabilities) - 0.6%		386,135

NET ASSETS - 100.0%		$59,409,500

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $1,655,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	81	6/19/17	$8,807,130	$111,303

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	4/27/17	1.51%	$4,368,237	$71,481
NASDAQ-100 Index	UBS AG	4/27/17	1.36%	7,897,638	82,267
				$12,265,875	$153,748

^	Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP NASDAQ-100 invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Airlines	$130,707	0.2%
Automobiles	258,819	0.4%
Beverages	162,057	0.3%
Biotechnology	3,152,968	5.3%
Commercial Services & Supplies	79,720	0.1%
Communications Equipment	1,036,308	1.7%
Food & Staples Retailing	1,000,893	1.7%
Food Products	1,078,855	1.8%
Health Care Equipment & Supplies	428,243	0.7%
Health Care Providers & Services	326,771	0.6%
Health Care Technology	118,289	0.2%
Hotels, Restaurants & Leisure	812,395	1.4%
Internet & Direct Marketing Retail	4,021,255	6.8%
Internet Software & Services	6,343,612	10.7%
IT Services	1,103,989	1.9%
Leisure Products	128,646	0.2%
Life Sciences Tools & Services	153,576	0.3%
Machinery	145,152	0.2%
Media	2,611,941	4.4%
Multiline Retail	112,982	0.2%
Pharmaceuticals	127,497	0.2%
Professional Services	82,763	0.1%
Road & Rail	327,239	0.6%
Semiconductors & Semiconductor Equipment	4,175,405	7.0%
Software	4,592,539	7.7%
Specialty Retail	479,002	0.8%
Technology Hardware, Storage & Peripherals	4,844,548	8.2%
Trading Companies & Distributors	91,155	0.2%
Wireless Telecommunication Services	398,039	0.7%
Other**	21,084,135	35.4%
Total	$59,409,500	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
3M Co. (Industrial Conglomerates)	456	$87,246
Abbott Laboratories (Health Care Equipment & Supplies)	3,876	172,133
Affiliated Managers Group, Inc. (Capital Markets)	152	24,919
Aflac, Inc. (Insurance)	912	66,047
Agilent Technologies, Inc. (Life Sciences Tools & Services)	228	12,054
Air Products & Chemicals, Inc. (Chemicals)	228	30,846
Alaska Air Group, Inc. (Airlines)	76	7,009
Allegion PLC (Building Products)	76	5,753
Allergan PLC (Pharmaceuticals)	760	181,579
Alliance Data Systems Corp. (IT Services)	76	18,924
Alliant Energy Corp. (Electric Utilities)	304	12,041
Ameren Corp. (Multi-Utilities)	532	29,042
American Airlines Group, Inc. (Airlines)	1,140	48,222
American Electric Power Co., Inc. (Electric Utilities)	1,064	71,426
American Express Co. (Consumer Finance)	912	72,148
American International Group, Inc. (Insurance)	2,052	128,106
Ameriprise Financial, Inc. (Capital Markets)	152	19,711
AmerisourceBergen Corp. (Health Care Providers & Services)	380	33,630
AMETEK, Inc. (Electrical Equipment)	532	28,771
Amgen, Inc. (Biotechnology)	760	124,693
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	608	37,696
Anthem, Inc. (Health Care Providers & Services)	608	100,550
Apache Corp. (Oil, Gas & Consumable Fuels)	304	15,623
Archer-Daniels-Midland Co. (Food Products)	1,292	59,484
Arconic, Inc. (Aerospace & Defense)	988	26,024
Assurant, Inc. (Insurance)	152	14,542
AT&T, Inc. (Diversified Telecommunication Services)	13,680	568,404
Autodesk, Inc.* (Software)	152	13,143
AutoNation, Inc.* (Specialty Retail)	152	6,428
Avery Dennison Corp. (Containers & Packaging)	76	6,126
Baker Hughes, Inc. (Energy Equipment & Services)	532	31,824
Ball Corp. (Containers & Packaging)	380	28,219
Bank of America Corp. (Banks)	22,344	527,095
Baxter International, Inc. (Health Care Equipment & Supplies)	1,064	55,179
BB&T Corp. (Banks)	1,824	81,533
Bed Bath & Beyond, Inc. (Specialty Retail)	304	11,996
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	4,256	709,390
Best Buy Co., Inc. (Specialty Retail)	380	18,677
BlackRock, Inc. - Class A (Capital Markets)	152	58,294
BorgWarner, Inc. (Auto Components)	456	19,056
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	152	20,126
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,672	90,923
Brown-Forman Corp. - Class B (Beverages)	152	7,019
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	152	11,749
CA, Inc. (Software)	684	21,696
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	532	12,720
Campbell Soup Co. (Food Products)	152	8,700
Capital One Financial Corp. (Consumer Finance)	1,064	92,207
Cardinal Health, Inc. (Health Care Providers & Services)	684	55,780
CarMax, Inc.* (Specialty Retail)	228	13,502
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	912	53,726
Caterpillar, Inc. (Machinery)	608	56,399
CBOE Holdings, Inc. (Capital Markets)	76	6,161
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	380	13,220
Centene Corp.* (Health Care Providers & Services)	380	27,079
CenterPoint Energy, Inc. (Multi-Utilities)	380	10,477
CenturyLink, Inc. (Diversified Telecommunication Services)	1,216	28,661
CF Industries Holdings, Inc. (Chemicals)	532	15,614
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	912	5,417
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,180	448,807
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	76	33,860
Chubb, Ltd. (Insurance)	1,064	144,970
Church & Dwight Co., Inc. (Household Products)	228	11,370
Cigna Corp. (Health Care Providers & Services)	608	89,066
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	76	9,081
Cincinnati Financial Corp. (Insurance)	152	10,985
Cisco Systems, Inc. (Communications Equipment)	11,172	377,615
Citigroup, Inc. (Banks)	6,156	368,252
Citizens Financial Group, Inc. (Banks)	684	23,632
CME Group, Inc. (Capital Markets)	304	36,115
CMS Energy Corp. (Multi-Utilities)	608	27,202
Coach, Inc. (Textiles, Apparel & Luxury Goods)	304	12,564
Cognizant Technology Solutions Corp.* (IT Services)	380	22,618
Colgate-Palmolive Co. (Household Products)	836	61,187
Comerica, Inc. (Banks)	152	10,424
ConAgra Foods, Inc. (Food Products)	912	36,790
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	152	19,508
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,736	136,444

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Consolidated Edison, Inc. (Multi-Utilities)	684		$53,119
Costco Wholesale Corp. (Food & Staples Retailing)	988		165,678
Coty, Inc. (Personal Products)	608		11,023
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	304		28,713
CSRA, Inc. (IT Services)	152		4,452
CSX Corp. (Road & Rail)	760		35,378
CVS Health Corp. (Food & Staples Retailing)	2,280		178,980
D.R. Horton, Inc. (Household Durables)	760		25,316
Danaher Corp. (Health Care Equipment & Supplies)	608		52,002
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	380		25,829
Deere & Co. (Machinery)	304		33,093
Delphi Automotive PLC (Auto Components)	608		48,938
Delta Air Lines, Inc. (Airlines)	1,596		73,352
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	532		33,218
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	532		22,195
Dish Network Corp.* - Class A (Media)	228		14,476
Dominion Resources, Inc. (Multi-Utilities)	760		58,953
Dover Corp. (Machinery)	380		30,533
Dr. Pepper Snapple Group, Inc. (Beverages)	152		14,884
DTE Energy Co. (Multi-Utilities)	380		38,802
Duke Energy Corp. (Electric Utilities)	1,596		130,887
E.I. du Pont de Nemours & Co. (Chemicals)	988		79,367
Eastman Chemical Co. (Chemicals)	304		24,563
Eaton Corp. PLC (Electrical Equipment)	988		73,259
eBay, Inc.* (Internet Software & Services)	1,368		45,924
Ecolab, Inc. (Chemicals)	228		28,578
Edison International (Electric Utilities)	760		60,504
Eli Lilly & Co. (Pharmaceuticals)	1,216		102,278
Emerson Electric Co. (Electrical Equipment)	760		45,494
Entergy Corp. (Electric Utilities)	380		28,865
Envision Healthcare Corp.* (Health Care Providers & Services)	152		9,321
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	608		59,310
EQT Corp. (Oil, Gas & Consumable Fuels)	152		9,287
Equity Residential (Equity Real Estate Investment Trusts)	304		18,915
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	76		17,596
Eversource Energy (Electric Utilities)	684		40,206
Exelon Corp. (Electric Utilities)	2,052		73,831
Expeditors International of Washington, Inc. (Air Freight & Logistics)	152		8,586
Express Scripts Holding Co.* (Health Care Providers & Services)	1,368		90,165
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	9,272		760,396
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	76		10,146
Fifth Third Bancorp (Banks)	1,672		42,469
First Horizon National Corp. (Banks)	—	(a)	9
FirstEnergy Corp. (Electric Utilities)	988		31,438
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	76		2,757
Flowserve Corp. (Machinery)	304		14,720
Fluor Corp. (Construction & Engineering)	304		15,996
FMC Corp. (Chemicals)	76		5,289
Foot Locker, Inc. (Specialty Retail)	152		11,371
Ford Motor Co. (Automobiles)	8,664		100,849
Fortune Brands Home & Security, Inc. (Building Products)	76		4,625
Franklin Resources, Inc. (Capital Markets)	760		32,026
Freeport-McMoRan, Inc.* (Metals & Mining)	1,140		15,230
General Electric Co. (Industrial Conglomerates)	10,336		308,013
General Mills, Inc. (Food Products)	608		35,878
General Motors Co. (Automobiles)	3,040		107,494
Genuine Parts Co. (Distributors)	304		28,093
H & R Block, Inc. (Diversified Consumer Services)	456		10,602
Halliburton Co. (Energy Equipment & Services)	836		41,140
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	380		7,889
Hartford Financial Services Group, Inc. (Insurance)	836		40,187
HCA Holdings, Inc.* (Health Care Providers & Services)	304		27,053
HCP, Inc. (Equity Real Estate Investment Trusts)	1,064		33,282
Helmerich & Payne, Inc. (Energy Equipment & Services)	228		15,178
Henry Schein, Inc.* (Health Care Providers & Services)	152		25,835
Hess Corp. (Oil, Gas & Consumable Fuels)	608		29,312
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,724		88,259
Hologic, Inc.* (Health Care Equipment & Supplies)	228		9,701
Honeywell International, Inc. (Industrial Conglomerates)	684		85,411
Hormel Foods Corp. (Food Products)	608		21,055
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,800		67,944
Huntington Bancshares, Inc. (Banks)	2,432		32,564
Illumina, Inc.* (Life Sciences Tools & Services)	76		12,969
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,472		197,375
International Business Machines Corp. (IT Services)	836		145,581
International Flavors & Fragrances, Inc. (Chemicals)	76		10,072
International Paper Co. (Containers & Packaging)	912		46,311
Invesco, Ltd. (Capital Markets)	912		27,935
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	228		8,133
Jacobs Engineering Group, Inc. (Construction & Engineering)	304		16,806
Johnson & Johnson (Pharmaceuticals)	2,356		293,439
Johnson Controls International PLC (Building Products)	2,128		89,631
JPMorgan Chase & Co. (Banks)	7,980		700,964
Juniper Networks, Inc. (Communications Equipment)	380		10,575

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Kansas City Southern Industries, Inc. (Road & Rail)	228		$19,553
Kellogg Co. (Food Products)	228		16,555
KeyCorp (Banks)	1,216		21,620
Kimberly-Clark Corp. (Household Products)	380		50,019
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,256		92,525
Kohl’s Corp. (Multiline Retail)	380		15,128
L Brands, Inc. (Specialty Retail)	304		14,318
L3 Technologies, Inc. (Aerospace & Defense)	76		12,562
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	76		10,904
Leggett & Platt, Inc. (Household Durables)	152		7,649
Lennar Corp. - Class A (Household Durables)	456		23,343
Leucadia National Corp. (Diversified Financial Services)	684		17,784
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	304		17,395
Lincoln National Corp. (Insurance)	532		34,819
Loews Corp. (Insurance)	608		28,436
Lowe’s Cos., Inc. (Specialty Retail)	684		56,232
LyondellBasell Industries N.V. - Class A (Chemicals)	760		69,304
M&T Bank Corp. (Banks)	380		58,797
Macy’s, Inc. (Multiline Retail)	684		20,274
Mallinckrodt PLC* (Pharmaceuticals)	228		10,162
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,900		30,020
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,140		57,616
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	—	(a)	29
Masco Corp. (Building Products)	304		10,333
Mattel, Inc. (Leisure Products)	304		7,785
McCormick & Co., Inc. (Food Products)	76		7,414
McDonald’s Corp. (Hotels, Restaurants & Leisure)	684		88,653
McKesson Corp. (Health Care Providers & Services)	456		67,607
Mead Johnson Nutrition Co. - Class A (Food Products)	152		13,540
Medtronic PLC (Health Care Equipment & Supplies)	3,040		244,903
Merck & Co., Inc. (Pharmaceuticals)	2,356		149,700
MetLife, Inc. (Insurance)	2,432		128,458
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,280		65,892
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	76		7,732
Mohawk Industries, Inc.* (Household Durables)	76		17,441
Molson Coors Brewing Co. - Class B (Beverages)	380		36,370
Mondelez International, Inc. - Class A (Food Products)	3,420		147,333
Monsanto Co. (Chemicals)	304		34,413
Monster Beverage Corp.* (Beverages)	380		17,545
Morgan Stanley (Capital Markets)	3,192		136,745
Mylan N.V.* (Pharmaceuticals)	988		38,522
National Oilwell Varco, Inc. (Energy Equipment & Services)	836		33,515
Navient Corp. (Consumer Finance)	684		10,096
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	228		9,542
Newell Rubbermaid, Inc. (Household Durables)	456		21,510
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	152		5,610
News Corp. - Class A (Media)	836		10,868
News Corp. - Class B (Media)	304		4,104
NextEra Energy, Inc. (Electric Utilities)	532		68,293
Nielsen Holdings PLC (Professional Services)	304		12,558
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,292		72,004
NiSource, Inc. (Multi-Utilities)	684		16,272
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	532		18,269
Nordstrom, Inc. (Multiline Retail)	228		10,618
Norfolk Southern Corp. (Road & Rail)	684		76,588
Northern Trust Corp. (Capital Markets)	152		13,160
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	684		12,791
Nucor Corp. (Metals & Mining)	304		18,155
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	988		62,600
Omnicom Group, Inc. (Media)	152		13,104
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	152		8,427
Oracle Corp. (Software)	2,812		125,444
PACCAR, Inc. (Machinery)	380		25,536
Parker-Hannifin Corp. (Machinery)	76		12,184
Patterson Cos., Inc. (Health Care Providers & Services)	152		6,875
Pentair PLC (Machinery)	380		23,856
People’s United Financial, Inc. (Banks)	684		12,449
PepsiCo, Inc. (Beverages)	1,368		153,024
PerkinElmer, Inc. (Life Sciences Tools & Services)	228		13,238
Perrigo Co. PLC (Pharmaceuticals)	304		20,183
Pfizer, Inc. (Pharmaceuticals)	5,852		200,197
PG&E Corp. (Electric Utilities)	1,140		75,650
Philip Morris International, Inc. (Tobacco)	1,520		171,608
Phillips 66 (Oil, Gas & Consumable Fuels)	988		78,269
Pinnacle West Capital Corp. (Electric Utilities)	228		19,011
PNC Financial Services Group, Inc. (Banks)	1,064		127,935
PPG Industries, Inc. (Chemicals)	304		31,944
PPL Corp. (Electric Utilities)	1,520		56,833
Praxair, Inc. (Chemicals)	304		36,054
Principal Financial Group, Inc. (Insurance)	608		38,371
Prudential Financial, Inc. (Insurance)	988		105,400
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,140		50,559
Public Storage (Equity Real Estate Investment Trusts)	152		33,274
PulteGroup, Inc. (Household Durables)	608		14,318
PVH Corp. (Textiles, Apparel & Luxury Goods)	152		15,727
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	304		20,842
Quest Diagnostics, Inc. (Health Care Providers & Services)	152		14,925

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	152	$12,406
Range Resources Corp. (Oil, Gas & Consumable Fuels)	228	6,635
Raymond James Financial, Inc. (Capital Markets)	152	11,592
Raytheon Co. (Aerospace & Defense)	228	34,770
Realty Income Corp. (Equity Real Estate Investment Trusts)	228	13,573
Regency Centers Corp. (Equity Real Estate Investment Trusts)	152	10,091
Regions Financial Corp. (Banks)	2,660	38,650
Robert Half International, Inc. (Professional Services)	304	14,845
Rockwell Collins, Inc. (Aerospace & Defense)	76	7,384
Roper Technologies, Inc. (Industrial Conglomerates)	76	15,693
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	152	14,913
Ryder System, Inc. (Road & Rail)	152	11,467
SCANA Corp. (Multi-Utilities)	304	19,866
Schlumberger, Ltd. (Energy Equipment & Services)	1,672	130,583
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	684	31,416
Sealed Air Corp. (Containers & Packaging)	228	9,936
Sempra Energy (Multi-Utilities)	532	58,786
Signet Jewelers, Ltd. (Specialty Retail)	152	10,529
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	228	39,223
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	228	24,309
Snap-on, Inc. (Machinery)	76	12,819
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	456	3,726
Stanley Black & Decker, Inc. (Machinery)	152	20,196
Staples, Inc. (Specialty Retail)	1,444	12,664
State Street Corp. (Capital Markets)	836	66,554
Stericycle, Inc.* (Commercial Services & Supplies)	152	12,599
SunTrust Banks, Inc. (Banks)	1,064	58,839
Symantec Corp. (Software)	684	20,985
Synchrony Financial (Consumer Finance)	1,748	59,956
Sysco Corp. (Food & Staples Retailing)	532	27,621
T. Rowe Price Group, Inc. (Capital Markets)	152	10,359
Target Corp. (Multiline Retail)	1,216	67,111
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	380	28,329
TechnipFMC PLC* (Energy Equipment & Services)	1,064	34,580
TEGNA, Inc. (Media)	456	11,683
Teradata Corp.* (IT Services)	304	9,460
Tesoro Corp. (Oil, Gas & Consumable Fuels)	228	18,482
Textron, Inc. (Aerospace & Defense)	608	28,935
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,444	16,144
The Allstate Corp. (Insurance)	836	68,126
The Bank of New York Mellon Corp. (Capital Markets)	2,280	107,684
The Boeing Co. (Aerospace & Defense)	456	80,648
The Clorox Co. (Household Products)	152	20,494
The Coca-Cola Co. (Beverages)	4,180	177,399
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	76	15,192
The Dow Chemical Co. (Chemicals)	2,508	159,359
The Estee Lauder Cos., Inc. - Class A (Personal Products)	228	19,332
The Gap, Inc. (Specialty Retail)	456	11,076
The Goldman Sachs Group, Inc. (Capital Markets)	836	192,047
The Goodyear Tire & Rubber Co. (Auto Components)	532	19,152
The Interpublic Group of Cos., Inc. (Media)	380	9,337
The JM Smucker Co. - Class A (Food Products)	228	29,886
The Kraft Heinz Co. (Food Products)	1,292	117,327
The Kroger Co. (Food & Staples Retailing)	2,052	60,513
The Macerich Co. (Equity Real Estate Investment Trusts)	304	19,578
The Mosaic Co. (Chemicals)	760	22,177
The NASDAQ OMX Group, Inc. (Capital Markets)	152	10,556
The Procter & Gamble Co. (Household Products)	2,888	259,488
The Progressive Corp. (Insurance)	1,292	50,621
The Sherwin-Williams Co. (Chemicals)	76	23,574
The Southern Co. (Electric Utilities)	2,204	109,715
The Travelers Cos., Inc. (Insurance)	608	73,288
The Walt Disney Co. (Media)	1,292	146,500
The Western Union Co. (IT Services)	380	7,733
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	988	29,235
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	304	46,694
Tiffany & Co. (Specialty Retail)	152	14,486
Torchmark Corp. (Insurance)	228	17,565
Tractor Supply Co. (Specialty Retail)	152	10,483
Transocean, Ltd.* (Energy Equipment & Services)	836	10,408
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	76	3,280
Twenty-First Century Fox, Inc. - Class A (Media)	1,216	39,386
Twenty-First Century Fox, Inc. - Class B (Media)	532	16,907
Tyson Foods, Inc. - Class A (Food Products)	608	37,520
U.S. Bancorp (Banks)	1,596	82,194
Union Pacific Corp. (Road & Rail)	532	56,349
United Technologies Corp. (Aerospace & Defense)	1,672	187,615
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	76	9,458
Unum Group (Insurance)	532	24,945
V.F. Corp. (Textiles, Apparel & Luxury Goods)	760	41,777
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	988	65,495
Ventas, Inc. (Equity Real Estate Investment Trusts)	304	19,772
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,256	207,480
Vertex Pharmaceuticals, Inc.* (Biotechnology)	228	24,932
Viacom, Inc. - Class B (Media)	760	35,431

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vornado Realty Trust (Equity Real Estate Investment Trusts)	228	$22,871
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,900	157,795
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,344	241,037
Waters Corp.* (Life Sciences Tools & Services)	76	11,880
WEC Energy Group, Inc. (Multi-Utilities)	304	18,432
Wells Fargo & Co. (Banks)	10,032	558,381
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	608	50,178
WestRock Co. (Containers & Packaging)	532	27,680
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,672	56,815
Whirlpool Corp. (Household Durables)	152	26,041
Whole Foods Market, Inc. (Food & Staples Retailing)	684	20,328
Willis Towers Watson PLC (Insurance)	304	39,791
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	76	6,406
Xcel Energy, Inc. (Electric Utilities)	1,140	50,673
Xerox Corp. (Technology Hardware, Storage & Peripherals)	1,900	13,946
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	228	13,199
XL Group, Ltd. (Insurance)	608	24,235
Yahoo!, Inc.* (Internet Software & Services)	1,976	91,706
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	152	18,561
Zions Bancorp (Banks)	456	19,152
TOTAL COMMON STOCKS (Cost $13,857,824)		20,699,371

TOTAL INVESTMENT SECURITIES (Cost $13,857,824) - 100.1%		20,699,371
Net other assets (liabilities) - (0.1)%		(28,669)

NET ASSETS - 100.0%		$20,670,702

*	Non-income producing security.
(a)	Number of shares is less than 0.50.

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Value invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$377,938	1.8%
Air Freight & Logistics	20,335	0.1%
Airlines	128,583	0.6%
Auto Components	87,146	0.4%
Automobiles	208,343	1.0%
Banks	2,764,959	13.5%
Beverages	406,241	2.0%
Biotechnology	149,625	0.7%
Building Products	110,342	0.5%
Capital Markets	753,858	3.6%
Chemicals	571,154	2.7%
Commercial Services & Supplies	12,599	0.1%
Communications Equipment	388,190	1.8%
Construction & Engineering	32,802	0.2%
Consumer Finance	234,407	1.1%
Containers & Packaging	118,272	0.6%
Distributors	28,093	0.1%
Diversified Consumer Services	10,602	0.1%
Diversified Financial Services	727,174	3.5%
Diversified Telecommunication Services	821,940	4.0%
Electric Utilities	829,373	4.1%
Electrical Equipment	147,524	0.7%
Electronic Equipment, Instruments & Components	31,086	0.2%
Energy Equipment & Services	297,228	1.4%
Equity Real Estate Investment Trusts	384,149	1.8%
Food & Staples Retailing	851,952	4.2%
Food Products	531,482	2.6%
Health Care Equipment & Supplies	600,889	2.9%
Health Care Providers & Services	594,077	2.9%
Hotels, Restaurants & Leisure	197,587	1.0%
Household Durables	135,618	0.7%
Household Products	402,558	1.9%
Independent Power & Renewable Electricity Producers	28,935	0.1%
Industrial Conglomerates	496,363	2.4%
Insurance	1,038,892	5.0%
Internet & Direct Marketing Retail	3,280	NM
Internet Software & Services	137,630	0.7%
IT Services	208,768	1.0%
Leisure Products	7,785	NM
Life Sciences Tools & Services	96,835	0.5%
Machinery	229,336	1.1%
Media	301,796	1.5%
Metals & Mining	33,385	0.2%
Multiline Retail	113,131	0.5%
Multi-Utilities	381,510	1.8%
Oil, Gas & Consumable Fuels	2,042,705	9.9%
Personal Products	30,355	0.1%
Pharmaceuticals	1,086,983	5.2%
Professional Services	27,403	0.1%
Real Estate Management & Development	13,220	0.1%
Road & Rail	199,335	1.0%
Semiconductors & Semiconductor Equipment	297,308	1.4%
Software	181,268	0.9%
Specialty Retail	191,762	0.9%
Technology Hardware, Storage & Peripherals	261,285	1.3%
Textiles, Apparel & Luxury Goods	162,367	0.8%
Tobacco	171,608	0.8%
Other**	(28,669)	(0.1)%
Total	$20,670,702	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
3M Co. (Industrial Conglomerates)	1,053	$201,470
AbbVie, Inc. (Biotechnology)	4,212	274,453
Accenture PLC - Class A (IT Services)	1,620	194,206
Activision Blizzard, Inc. (Software)	1,863	92,889
Acuity Brands, Inc. (Electrical Equipment)	81	16,524
Adobe Systems, Inc.* (Software)	1,296	168,648
Advance Auto Parts, Inc. (Specialty Retail)	162	24,018
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,025	29,464
Aetna, Inc. (Health Care Providers & Services)	972	123,979
Agilent Technologies, Inc. (Life Sciences Tools & Services)	567	29,977
Air Products & Chemicals, Inc. (Chemicals)	324	43,834
Akamai Technologies, Inc.* (Internet Software & Services)	486	29,014
Alaska Air Group, Inc. (Airlines)	243	22,409
Albemarle Corp. (Chemicals)	324	34,227
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	243	26,856
Alexion Pharmaceuticals, Inc.* (Biotechnology)	567	68,743
Allegion PLC (Building Products)	162	12,263
Alliance Data Systems Corp. (IT Services)	81	20,169
Alliant Energy Corp. (Electric Utilities)	324	12,834
Alphabet, Inc.* - Class A (Internet Software & Services)	810	686,718
Alphabet, Inc.* - Class C (Internet Software & Services)	810	671,944
Altria Group, Inc. (Tobacco)	5,103	364,457
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,053	933,527
American Express Co. (Consumer Finance)	972	76,895
American Tower Corp. (Equity Real Estate Investment Trusts)	1,134	137,825
American Water Works Co., Inc. (Water Utilities)	486	37,796
Ameriprise Financial, Inc. (Capital Markets)	162	21,008
Amgen, Inc. (Biotechnology)	1,053	172,766
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	810	57,648
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	729	45,198
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	972	79,655
Aon PLC (Insurance)	729	86,525
Apache Corp. (Oil, Gas & Consumable Fuels)	648	33,301
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	405	17,962
Apple, Inc. (Technology Hardware, Storage & Peripherals)	13,932	2,001,471
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,835	110,282
Arthur J. Gallagher & Co. (Insurance)	486	27,478
Autodesk, Inc.* (Software)	324	28,016
Automatic Data Processing, Inc. (IT Services)	1,215	124,404
AutoZone, Inc.* (Specialty Retail)	81	58,567
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	324	59,486
Avery Dennison Corp. (Containers & Packaging)	162	13,057
Baker Hughes, Inc. (Energy Equipment & Services)	486	29,073
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	162	40,263
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	567	104,010
Best Buy Co., Inc. (Specialty Retail)	324	15,925
Biogen, Inc.* (Biotechnology)	567	155,029
BlackRock, Inc. - Class A (Capital Markets)	162	62,129
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	243	32,176
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,645	90,651
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,430	132,143
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,053	230,565
Brown-Forman Corp. - Class B (Beverages)	243	11,222
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	162	12,521
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	567	13,557
Campbell Soup Co. (Food Products)	324	18,546
CarMax, Inc.* (Specialty Retail)	243	14,390
Caterpillar, Inc. (Machinery)	810	75,136
CBOE Holdings, Inc. (Capital Markets)	162	13,133
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	324	11,272
CBS Corp. - Class B (Media)	972	67,418
Celgene Corp.* (Biotechnology)	2,025	251,971
CenterPoint Energy, Inc. (Multi-Utilities)	648	17,865
Cerner Corp.* (Health Care Technology)	810	47,669
Charter Communications, Inc.* - Class A (Media)	567	185,590
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	972	5,774
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	81	36,087
Church & Dwight Co., Inc. (Household Products)	405	20,197
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	162	19,357
Cincinnati Financial Corp. (Insurance)	243	17,562
Cintas Corp. (Commercial Services & Supplies)	243	30,749
Citizens Financial Group, Inc. (Banks)	486	16,791
Citrix Systems, Inc.* (Software)	405	33,773
CME Group, Inc. (Capital Markets)	567	67,360
Coach, Inc. (Textiles, Apparel & Luxury Goods)	405	16,739

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Cognizant Technology Solutions Corp.* (IT Services)	1,134		$67,496
Colgate-Palmolive Co. (Household Products)	1,296		94,854
Comcast Corp. - Class A (Media)	12,555		471,943
Comerica, Inc. (Banks)	243		16,665
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	243		31,187
Constellation Brands, Inc. - Class A (Beverages)	486		78,766
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,430		65,610
Coty, Inc. (Personal Products)	486		8,811
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	648		61,204
CSRA, Inc. (IT Services)	162		4,745
CSX Corp. (Road & Rail)	1,539		71,640
Cummins, Inc. (Machinery)	405		61,236
Danaher Corp. (Health Care Equipment & Supplies)	891		76,207
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	324		27,109
Deere & Co. (Machinery)	405		44,088
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	729		30,414
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	405		43,088
Discover Financial Services (Consumer Finance)	1,053		72,015
Discovery Communications, Inc.* - Class A (Media)	405		11,781
Discovery Communications, Inc.* - Class C (Media)	567		16,052
Dish Network Corp.* - Class A (Media)	324		20,571
Dollar General Corp. (Multiline Retail)	648		45,185
Dollar Tree, Inc.* (Multiline Retail)	648		50,842
Dominion Resources, Inc. (Multi-Utilities)	810		62,833
Dr. Pepper Snapple Group, Inc. (Beverages)	324		31,726
E*TRADE Financial Corp.* (Capital Markets)	729		25,435
E.I. du Pont de Nemours & Co. (Chemicals)	1,134		91,094
eBay, Inc.* (Internet Software & Services)	1,053		35,349
Ecolab, Inc. (Chemicals)	405		50,763
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	567		53,338
Electronic Arts, Inc.* (Software)	810		72,511
Eli Lilly & Co. (Pharmaceuticals)	1,134		95,381
Emerson Electric Co. (Electrical Equipment)	810		48,487
Envision Healthcare Corp.* (Health Care Providers & Services)	162		9,934
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	810		79,016
EQT Corp. (Oil, Gas & Consumable Fuels)	243		14,847
Equifax, Inc. (Professional Services)	324		44,303
Equinix, Inc. (Equity Real Estate Investment Trusts)	162		64,860
Equity Residential (Equity Real Estate Investment Trusts)	648		40,319
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	81		18,754
Expedia, Inc. (Internet & Direct Marketing Retail)	324		40,879
Expeditors International of Washington, Inc. (Air Freight & Logistics)	324		18,303
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	324		24,102
F5 Networks, Inc.* (Communications Equipment)	162		23,096
Facebook, Inc.* - Class A (Internet Software & Services)	6,237		885,966
Fastenal Co. (Trading Companies & Distributors)	729		37,544
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	81		10,814
FedEx Corp. (Air Freight & Logistics)	648		126,457
Fidelity National Information Services, Inc. (IT Services)	891		70,941
First Horizon National Corp. (Banks)	—	(a)	—	(b)
Fiserv, Inc.* (IT Services)	567		65,381
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	243		8,816
FMC Corp. (Chemicals)	243		16,910
Foot Locker, Inc. (Specialty Retail)	243		18,179
Fortive Corp. (Machinery)	810		48,778
Fortune Brands Home & Security, Inc. (Building Products)	324		19,716
Freeport-McMoRan, Inc.* (Metals & Mining)	2,187		29,218
Garmin, Ltd. (Household Durables)	324		16,560
General Dynamics Corp. (Aerospace & Defense)	729		136,469
General Electric Co. (Industrial Conglomerates)	10,854		323,450
General Mills, Inc. (Food Products)	810		47,798
GGP, Inc. (Equity Real Estate Investment Trusts)	1,539		35,674
Gilead Sciences, Inc. (Biotechnology)	3,483		236,565
Global Payments, Inc. (IT Services)	405		32,675
Halliburton Co. (Energy Equipment & Services)	1,296		63,776
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	486		10,089
Harley-Davidson, Inc. (Automobiles)	486		29,403
Harris Corp. (Communications Equipment)	324		36,052
Hasbro, Inc. (Leisure Products)	324		32,342
HCA Holdings, Inc.* (Health Care Providers & Services)	405		36,041
Hologic, Inc.* (Health Care Equipment & Supplies)	405		17,233
Honeywell International, Inc. (Industrial Conglomerates)	1,215		151,717
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,944		36,275
Humana, Inc. (Health Care Providers & Services)	405		83,487
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	243		37,570
Illinois Tool Works, Inc. (Machinery)	810		107,301
Illumina, Inc.* (Life Sciences Tools & Services)	243		41,466
Incyte Corp.* (Biotechnology)	486		64,964
Ingersoll-Rand PLC (Machinery)	648		52,695
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,994		216,204
Intercontinental Exchange, Inc. (Capital Markets)	1,539		92,139

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
International Business Machines Corp. (IT Services)	1,296	$225,685
International Flavors & Fragrances, Inc. (Chemicals)	162	21,470
Intuit, Inc. (Software)	648	75,162
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	81	62,084
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	405	14,446
J.B. Hunt Transport Services, Inc. (Road & Rail)	243	22,293
Johnson & Johnson (Pharmaceuticals)	4,374	544,781
Juniper Networks, Inc. (Communications Equipment)	567	15,780
Kellogg Co. (Food Products)	324	23,526
KeyCorp (Banks)	1,377	24,483
Kimberly-Clark Corp. (Household Products)	486	63,972
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,134	25,050
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	405	38,503
L Brands, Inc. (Specialty Retail)	324	15,260
L3 Technologies, Inc. (Aerospace & Defense)	81	13,388
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	162	23,242
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	405	51,986
Leggett & Platt, Inc. (Household Durables)	243	12,228
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	405	23,174
LKQ Corp.* (Distributors)	810	23,709
Lockheed Martin Corp. (Aerospace & Defense)	648	173,404
Lowe’s Cos., Inc. (Specialty Retail)	1,458	119,862
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	810	76,316
Marsh & McLennan Cos., Inc. (Insurance)	1,377	101,747
Martin Marietta Materials, Inc. (Construction Materials)	162	35,357
Masco Corp. (Building Products)	486	16,519
MasterCard, Inc. - Class A (IT Services)	2,511	282,412
Mattel, Inc. (Leisure Products)	486	12,446
McCormick & Co., Inc. (Food Products)	162	15,803
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,377	178,473
Mead Johnson Nutrition Co. - Class A (Food Products)	243	21,646
Merck & Co., Inc. (Pharmaceuticals)	4,536	288,217
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	81	38,792
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	405	15,435
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	567	41,833
Microsoft Corp. (Software)	20,493	1,349,670
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	162	16,482
Mohawk Industries, Inc.* (Household Durables)	81	18,589
Monsanto Co. (Chemicals)	810	91,692
Monster Beverage Corp.* (Beverages)	648	29,918
Moody’s Corp. (Capital Markets)	405	45,376
Motorola Solutions, Inc. (Communications Equipment)	405	34,919
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	405	11,579
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	405	16,949
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,134	167,617
Newell Rubbermaid, Inc. (Household Durables)	810	38,207
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	324	11,959
Newmont Mining Corp. (Metals & Mining)	1,377	45,386
NextEra Energy, Inc. (Electric Utilities)	567	72,785
Nielsen Holdings PLC (Professional Services)	486	20,077
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,025	112,853
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	486	16,689
Northern Trust Corp. (Capital Markets)	405	35,065
Northrop Grumman Corp. (Aerospace & Defense)	486	115,590
Nucor Corp. (Metals & Mining)	486	29,024
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,539	167,643
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	891	56,454
Omnicom Group, Inc. (Media)	486	41,898
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	405	22,453
Oracle Corp. (Software)	4,617	205,964
O’Reilly Automotive, Inc.* (Specialty Retail)	243	65,571
PACCAR, Inc. (Machinery)	486	32,659
Parker-Hannifin Corp. (Machinery)	243	38,958
Paychex, Inc. (IT Services)	810	47,709
PayPal Holdings, Inc.* (IT Services)	2,997	128,931
PepsiCo, Inc. (Beverages)	2,106	235,577
Pfizer, Inc. (Pharmaceuticals)	8,829	302,040
Philip Morris International, Inc. (Tobacco)	2,268	256,057
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	486	90,507
PPG Industries, Inc. (Chemicals)	324	34,046
Praxair, Inc. (Chemicals)	405	48,033
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,377	71,439
Public Storage (Equity Real Estate Investment Trusts)	243	53,195
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,888	222,938
Quanta Services, Inc.* (Construction & Engineering)	405	15,030
Quest Diagnostics, Inc. (Health Care Providers & Services)	243	23,860
Range Resources Corp. (Oil, Gas & Consumable Fuels)	162	4,714
Raymond James Financial, Inc. (Capital Markets)	162	12,354
Raytheon Co. (Aerospace & Defense)	486	74,115
Realty Income Corp. (Equity Real Estate Investment Trusts)	486	28,932
Red Hat, Inc.* (Software)	486	42,039
Regency Centers Corp. (Equity Real Estate Investment Trusts)	243	16,133

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	162	$62,777
Republic Services, Inc. - Class A (Commercial Services & Supplies)	648	40,701
Reynolds American, Inc. (Tobacco)	2,187	137,825
Rockwell Automation, Inc. (Electrical Equipment)	324	50,450
Rockwell Collins, Inc. (Aerospace & Defense)	243	23,610
Roper Technologies, Inc. (Industrial Conglomerates)	162	33,451
Ross Stores, Inc. (Specialty Retail)	1,053	69,361
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	243	23,841
S&P Global, Inc. (Capital Markets)	648	84,720
Salesforce.com, Inc.* (Software)	1,701	140,315
Schlumberger, Ltd. (Energy Equipment & Services)	1,701	132,848
Scripps Networks Interactive, Inc. - Class A (Media)	243	19,044
Sealed Air Corp. (Containers & Packaging)	243	10,590
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	567	97,540
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	486	47,618
Snap-on, Inc. (Machinery)	81	13,662
Southwest Airlines Co. (Airlines)	1,620	87,091
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	729	5,956
Stanley Black & Decker, Inc. (Machinery)	162	21,525
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,888	227,020
Stryker Corp. (Health Care Equipment & Supplies)	810	106,637
Symantec Corp. (Software)	810	24,851
Synopsys, Inc.* (Software)	405	29,213
Sysco Corp. (Food & Staples Retailing)	729	37,850
T. Rowe Price Group, Inc. (Capital Markets)	405	27,601
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	486	36,231
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,673	215,337
The Boeing Co. (Aerospace & Defense)	972	171,908
The Charles Schwab Corp. (Capital Markets)	3,240	132,223
The Clorox Co. (Household Products)	162	21,842
The Coca-Cola Co. (Beverages)	5,184	220,009
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	81	16,191
The Dun & Bradstreet Corp. (Professional Services)	81	8,743
The Estee Lauder Cos., Inc. - Class A (Personal Products)	324	27,472
The Hershey Co. (Food Products)	405	44,246
The Home Depot, Inc. (Specialty Retail)	3,240	475,730
The Interpublic Group of Cos., Inc. (Media)	567	13,931
The NASDAQ OMX Group, Inc. (Capital Markets)	162	11,251
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	162	288,355
The Procter & Gamble Co. (Household Products)	3,321	298,393
The Sherwin-Williams Co. (Chemicals)	162	50,251
The TJX Cos., Inc. (Specialty Retail)	1,701	134,515
The Walt Disney Co. (Media)	2,268	257,169
The Western Union Co. (IT Services)	810	16,484
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	972	28,761
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	648	99,533
Tiffany & Co. (Specialty Retail)	162	15,439
Time Warner, Inc. (Media)	2,025	197,863
Total System Services, Inc. (IT Services)	405	21,651
Tractor Supply Co. (Specialty Retail)	162	11,173
TransDigm Group, Inc. (Aerospace & Defense)	162	35,666
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	162	6,992
Twenty-First Century Fox, Inc. - Class A (Media)	1,377	44,601
Twenty-First Century Fox, Inc. - Class B (Media)	648	20,593
U.S. Bancorp (Banks)	2,349	120,974
UDR, Inc. (Equity Real Estate Investment Trusts)	729	26,434
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	162	46,207
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	486	9,613
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	486	8,894
Union Pacific Corp. (Road & Rail)	1,458	154,432
United Continental Holdings, Inc.* (Airlines)	729	51,497
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,863	199,900
United Rentals, Inc.* (Trading Companies & Distributors)	243	30,387
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,511	411,829
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	81	10,080
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	243	22,145
Ventas, Inc. (Equity Real Estate Investment Trusts)	567	36,878
VeriSign, Inc.* (Internet Software & Services)	243	21,168
Verisk Analytics, Inc.* - Class A (Professional Services)	405	32,862
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,751	280,361
Vertex Pharmaceuticals, Inc.* (Biotechnology)	405	44,287
Visa, Inc. - Class A (IT Services)	4,941	439,107
Vornado Realty Trust (Equity Real Estate Investment Trusts)	243	24,375
Vulcan Materials Co. (Construction Materials)	324	39,035
W.W. Grainger, Inc. (Trading Companies & Distributors)	162	37,707
Waste Management, Inc. (Commercial Services & Supplies)	1,053	76,785
Waters Corp.* (Life Sciences Tools & Services)	162	25,322
WEC Energy Group, Inc. (Multi-Utilities)	405	24,555
Welltower, Inc. (Equity Real Estate Investment Trusts)	972	68,837

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	162	$13,655
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	243	27,850
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	405	23,445
Xylem, Inc. (Machinery)	486	24,407
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	891	56,935
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	324	39,564
Zoetis, Inc. (Pharmaceuticals)	1,296	69,168
TOTAL COMMON STOCKS (Cost $15,875,250)		29,197,614

TOTAL INVESTMENT SECURITIES (Cost $15,875,250) - 100.0%		29,197,614
Net other assets (liabilities) - NM		(8,182)

NET ASSETS - 100.0%		$29,189,432

*	Non-income producing security.
(a)	Number of shares is less than 0.50.
(b)	Amount is less than $0.50.

See accompanying notes to schedules of portfolio investments.

ProFund VP Large-Cap Growth invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$744,150	2.4%
Air Freight & Logistics	357,181	1.2%
Airlines	160,997	0.6%
Automobiles	29,403	0.1%
Banks	178,913	0.6%
Beverages	607,218	2.1%
Biotechnology	1,331,555	4.6%
Building Products	48,498	0.2%
Capital Markets	629,794	2.2%
Chemicals	482,320	1.6%
Commercial Services & Supplies	148,235	0.5%
Communications Equipment	109,847	0.4%
Construction & Engineering	15,030	0.1%
Construction Materials	74,392	0.3%
Consumer Finance	148,910	0.5%
Containers & Packaging	23,647	0.1%
Distributors	23,709	0.1%
Diversified Telecommunication Services	303,535	1.0%
Electric Utilities	85,619	0.3%
Electrical Equipment	115,461	0.4%
Electronic Equipment, Instruments & Components	168,305	0.6%
Energy Equipment & Services	225,697	0.8%
Equity Real Estate Investment Trusts	1,089,136	3.8%
Food & Staples Retailing	37,850	0.1%
Food Products	171,565	0.6%
Health Care Equipment & Supplies	665,893	2.3%
Health Care Providers & Services	722,452	2.5%
Health Care Technology	47,669	0.2%
Hotels, Restaurants & Leisure	667,286	2.3%
Household Durables	85,584	0.3%
Household Products	499,258	1.7%
Industrial Conglomerates	710,088	2.3%
Insurance	233,312	0.8%
Internet & Direct Marketing Retail	1,437,370	4.9%
Internet Software & Services	2,330,159	7.9%
IT Services	1,741,996	6.0%
Leisure Products	44,788	0.2%
Life Sciences Tools & Services	235,090	0.8%
Machinery	520,445	1.8%
Media	1,368,454	4.7%
Metals & Mining	103,628	0.3%
Multiline Retail	96,027	0.3%
Multi-Utilities	105,253	0.4%
Oil, Gas & Consumable Fuels	521,723	1.8%
Personal Products	36,283	0.1%
Pharmaceuticals	1,431,730	4.8%
Professional Services	105,985	0.4%
Real Estate Management & Development	11,272	NM
Road & Rail	248,365	0.9%
Semiconductors & Semiconductor Equipment	1,475,473	5.1%
Software	2,263,051	7.7%
Specialty Retail	1,084,197	3.7%
Technology Hardware, Storage & Peripherals	2,018,420	6.9%
Textiles, Apparel & Luxury Goods	173,623	0.6%
Tobacco	758,339	2.6%
Trading Companies & Distributors	105,638	0.4%
Water Utilities	37,796	0.1%
Other**	(8,182)	NM
Total	$29,189,432	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	946	$14,152
Aaron’s, Inc. (Specialty Retail)	1,892	56,268
ACI Worldwide, Inc.* (Software)	1,806	38,630
Acxiom Corp.* (IT Services)	1,290	36,726
AECOM Technology Corp.* (Construction & Engineering)	4,558	162,219
AGCO Corp. (Machinery)	1,978	119,035
Alexander & Baldwin, Inc. (Real Estate Management & Development)	602	26,801
Alleghany Corp.* (Insurance)	430	264,304
Allegheny Technologies, Inc. (Metals & Mining)	3,182	57,149
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	5,332	67,610
AMC Networks, Inc.* - Class A (Media)	602	35,325
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,634	77,762
American Eagle Outfitters, Inc. (Specialty Retail)	5,074	71,188
American Financial Group, Inc. (Insurance)	2,150	205,153
ANSYS, Inc.* (Software)	946	101,099
AptarGroup, Inc. (Containers & Packaging)	1,032	79,454
Aqua America, Inc. (Water Utilities)	2,494	80,182
ARRIS International PLC* (Communications Equipment)	3,354	88,713
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	2,666	195,711
Ashland Global Holdings, Inc. (Chemicals)	1,806	223,600
Aspen Insurance Holdings, Ltd. (Insurance)	1,806	94,002
Associated Banc-Corp. (Banks)	4,472	109,117
Atmos Energy Corp. (Gas Utilities)	3,096	244,553
Avnet, Inc. (Electronic Equipment, Instruments & Components)	3,784	173,156
Avon Products, Inc.* (Personal Products)	12,900	56,760
BancorpSouth, Inc. (Banks)	2,494	75,444
Bank of Hawaii Corp. (Banks)	344	28,332
BE Aerospace, Inc. (Aerospace & Defense)	1,118	71,675
Belden, Inc. (Electronic Equipment, Instruments & Components)	602	41,652
Bemis Co., Inc. (Containers & Packaging)	2,752	134,463
Big Lots, Inc. (Multiline Retail)	1,290	62,797
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	344	68,573
Black Hills Corp. (Multi-Utilities)	602	40,015
Brocade Communications Systems, Inc. (Communications Equipment)	4,214	52,591
Brunswick Corp. (Leisure Products)	2,666	163,159
Cabela’s, Inc.* - Class A (Specialty Retail)	688	36,540
Cabot Corp. (Chemicals)	1,806	108,197
Cadence Design Systems, Inc.* (Software)	2,322	72,911
CalAtlantic Group, Inc. (Household Durables)	2,150	80,518
Camden Property Trust (Equity Real Estate Investment Trusts)	1,204	96,874
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	2,494	67,014
Carpenter Technology Corp. (Metals & Mining)	1,376	51,325
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,118	125,496
Catalent, Inc.* (Pharmaceuticals)	2,150	60,888
Cathay General Bancorp, Inc. (Banks)	2,236	84,252
CEB, Inc. (Professional Services)	430	33,798
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	516	46,414
Chemical Financial Corp. (Banks)	774	39,590
Chico’s FAS, Inc. (Specialty Retail)	1,978	28,088
Ciena Corp.* (Communications Equipment)	4,128	97,462
Cinemark Holdings, Inc. (Media)	1,376	61,012
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,548	86,101
CNO Financial Group, Inc. (Insurance)	5,160	105,780
Commercial Metals Co. (Metals & Mining)	3,440	65,807
Compass Minerals International, Inc. (Metals & Mining)	516	35,011
Computer Sciences Corp. (IT Services)	1,978	136,502
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,246	88,028
Convergys Corp. (IT Services)	1,548	32,740
Cooper Tire & Rubber Co. (Auto Components)	1,548	68,654
Corecivic, Inc. (Equity Real Estate Investment Trusts)	3,440	108,085
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	860	28,466
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	12,384	102,416
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	172	27,391
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,838	75,860
CST Brands, Inc. (Specialty Retail)	2,236	107,529
Cullen/Frost Bankers, Inc. (Banks)	860	76,514
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	5,590	76,918
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,032	53,117
Dana Holding Corp. (Auto Components)	4,214	81,372
Dean Foods Co. (Food Products)	2,666	52,414
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	430	25,684
Deluxe Corp. (Commercial Services & Supplies)	516	37,240
DeVry Education Group, Inc. (Diversified Consumer Services)	1,720	60,974
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,892	31,615
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	2,236	68,645
Dillard’s, Inc. - Class A (Multiline Retail)	774	40,434
Domtar Corp. (Paper & Forest Products)	1,806	65,955
Donaldson Co., Inc. (Machinery)	1,204	54,806
Dril-Quip, Inc.* (Energy Equipment & Services)	1,118	60,987

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DST Systems, Inc. (IT Services)	946	$115,885
Dycom Industries, Inc.* (Construction & Engineering)	430	39,969
East West Bancorp, Inc. (Banks)	1,548	79,892
Eaton Vance Corp. (Capital Markets)	1,290	57,998
Edgewell Personal Care Co.* (Personal Products)	1,720	125,801
EMCOR Group, Inc. (Construction & Engineering)	946	59,551
Endo International PLC* (Pharmaceuticals)	5,848	65,264
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,634	88,955
Energizer Holdings, Inc. (Household Products)	688	38,356
Ensco PLCADR - Class A (Energy Equipment & Services)	8,944	80,049
EPR Properties (Equity Real Estate Investment Trusts)	774	56,990
Esterline Technologies Corp.* (Aerospace & Defense)	860	74,003
Everest Re Group, Ltd. (Insurance)	1,204	281,506
F.N.B. Corp. (Banks)	9,460	140,670
FactSet Research Systems, Inc. (Capital Markets)	344	56,729
Federated Investors, Inc. - Class B (Capital Markets)	1,376	36,244
First American Financial Corp. (Insurance)	3,268	128,367
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,322	62,926
Flowers Foods, Inc. (Food Products)	5,418	105,163
Frontier Communications Corp. (Diversified Telecommunication Services)	34,572	73,984
FTI Consulting, Inc.* (Professional Services)	1,204	49,569
Fulton Financial Corp. (Banks)	2,580	46,053
GameStop Corp. - Class A (Specialty Retail)	3,010	67,876
GATX Corp. (Trading Companies & Distributors)	688	41,940
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	946	64,196
Genworth Financial, Inc.* - Class A (Insurance)	14,706	60,589
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,118	33,115
Graham Holdings Co. - Class B (Diversified Consumer Services)	172	103,123
Great Plains Energy, Inc. (Electric Utilities)	6,364	185,956
Greif, Inc. - Class A (Containers & Packaging)	774	42,640
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,892	32,523
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,376	52,412
Hancock Holding Co. (Banks)	2,494	113,602
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,182	105,992
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,032	33,540
Helen of Troy, Ltd.* (Household Durables)	774	72,911
Herman Miller, Inc. (Commercial Services & Supplies)	1,806	56,979
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,290	63,378
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	688	48,573
HNI Corp. (Commercial Services & Supplies)	516	23,782
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	5,246	148,672
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	4,816	151,848
HSN, Inc. (Internet & Direct Marketing Retail)	946	35,097
Hubbell, Inc. (Electrical Equipment)	602	72,270
IDACORP, Inc. (Electric Utilities)	1,462	121,288
Ingredion, Inc. (Food Products)	1,118	134,641
International Bancshares Corp. (Banks)	860	30,444
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	774	28,599
ITT, Inc. (Machinery)	2,580	105,832
J.C. Penney Co., Inc.* (Multiline Retail)	9,116	56,155
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	5,418	156,689
Janus Capital Group, Inc. (Capital Markets)	4,214	55,625
JetBlue Airways Corp.* (Airlines)	9,976	205,605
John Wiley & Sons, Inc. - Class A (Media)	688	37,014
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,376	153,355
Joy Global, Inc. (Machinery)	1,290	36,443
KB Home (Household Durables)	2,494	49,581
KBR, Inc. (Construction & Engineering)	4,214	63,336
Kemper Corp. (Insurance)	1,462	58,334
Kennametal, Inc. (Machinery)	1,290	50,607
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,150	77,701
Kirby Corp.* (Marine)	1,548	109,211
KLX, Inc.* (Aerospace & Defense)	1,548	69,196
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,580	48,891
Lamb Weston Holding, Inc. (Food Products)	1,548	65,109
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	3,354	97,098
Legg Mason, Inc. (Capital Markets)	2,580	93,164
Leidos Holdings, Inc. (IT Services)	4,214	215,504
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,376	112,997
LifePoint Health, Inc.* (Health Care Providers & Services)	1,204	78,861
LivaNova PLC* (Health Care Equipment & Supplies)	1,290	63,223
Live Nation Entertainment, Inc.* (Media)	1,892	57,460
Louisiana-Pacific Corp.* (Paper & Forest Products)	4,300	106,726
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,032	27,802
Manhattan Associates, Inc.* (Software)	688	35,810
ManpowerGroup, Inc. (Professional Services)	1,978	202,883
MB Financial, Inc. (Banks)	860	36,825
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	9,460	121,939
MEDNAX, Inc.* (Health Care Providers & Services)	1,032	71,600

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Mercury General Corp. (Insurance)	1,118	$68,187
Meredith Corp. (Media)	516	33,334
Michaels Cos., Inc. (The)* (Specialty Retail)	1,634	36,585
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,290	58,824
Murphy USA, Inc.* (Specialty Retail)	1,032	75,769
Nabors Industries, Ltd. (Energy Equipment & Services)	8,428	110,153
National Fuel Gas Co. (Gas Utilities)	1,118	66,655
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,634	53,203
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,806	78,778
NetScout Systems, Inc.* (Communications Equipment)	2,666	101,175
NeuStar, Inc.* - Class A (IT Services)	1,634	54,167
New Jersey Resources Corp. (Gas Utilities)	2,580	102,168
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	14,448	201,839
NewMarket Corp. (Chemicals)	86	38,978
Noble Corp. PLC (Energy Equipment & Services)	7,224	44,717
NorthWestern Corp. (Multi-Utilities)	1,462	85,819
NOW, Inc.* (Trading Companies & Distributors)	3,182	53,967
Nu Skin Enterprises, Inc. - Class A (Personal Products)	430	23,882
Oceaneering International, Inc. (Energy Equipment & Services)	2,924	79,182
Office Depot, Inc. (Specialty Retail)	15,222	71,011
OGE Energy Corp. (Electric Utilities)	5,934	207,572
Oil States International, Inc.* (Energy Equipment & Services)	1,548	51,316
Old Republic International Corp. (Insurance)	7,224	147,948
Olin Corp. (Chemicals)	4,902	161,129
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	5,848	192,925
ONE Gas, Inc. (Gas Utilities)	1,548	104,645
Orbital ATK, Inc. (Aerospace & Defense)	1,720	168,560
Oshkosh Corp. (Machinery)	1,032	70,785
Owens & Minor, Inc. (Health Care Providers & Services)	1,806	62,488
Owens-Illinois, Inc.* (Containers & Packaging)	4,816	98,150
PacWest Bancorp (Banks)	3,526	187,796
PAREXEL International Corp.* (Life Sciences Tools & Services)	774	48,847
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,666	64,704
Pitney Bowes, Inc. (Commercial Services & Supplies)	5,504	72,157
Plantronics, Inc. (Communications Equipment)	344	18,614
PNM Resources, Inc. (Electric Utilities)	2,322	85,914
Polaris Industries, Inc. (Leisure Products)	860	72,068
PolyOne Corp. (Chemicals)	2,408	82,089
Potlatch Corp. (Equity Real Estate Investment Trusts)	430	19,651
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	688	38,225
PrivateBancorp, Inc. (Banks)	860	51,058
Prosperity Bancshares, Inc. (Banks)	2,064	143,881
PTC, Inc.* (Software)	1,032	54,232
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,386	55,746
Quality Care Properties* (Equity Real Estate Investment Trusts)	2,752	51,903
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,978	56,057
Regal Beloit Corp. (Electrical Equipment)	1,290	97,589
Reinsurance Group of America, Inc. (Insurance)	1,892	240,246
Reliance Steel & Aluminum Co. (Metals & Mining)	2,150	172,042
RenaissanceRe Holdings, Ltd. (Insurance)	688	99,519
ResMed, Inc. (Health Care Equipment & Supplies)	1,462	105,220
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	3,698	57,615
RPM International, Inc. (Chemicals)	1,462	80,454
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,892	38,672
SEI Investments Co. (Capital Markets)	1,548	78,081
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	7,052	142,803
Sensient Technologies Corp. (Chemicals)	516	40,898
Service Corp. International (Diversified Consumer Services)	2,150	66,392
Signature Bank* (Banks)	516	76,569
Silgan Holdings, Inc. (Containers & Packaging)	1,118	66,364
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,462	35,117
Snyder’s-Lance, Inc. (Food Products)	2,494	100,533
Sonoco Products Co. (Containers & Packaging)	1,376	72,818
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,892	43,743
Steel Dynamics, Inc. (Metals & Mining)	2,322	80,713
STERIS PLC (Health Care Equipment & Supplies)	2,494	173,234
Stifel Financial Corp.* (Capital Markets)	1,978	99,276
Superior Energy Services, Inc.* (Energy Equipment & Services)	2,666	38,017
SVB Financial Group* (Banks)	602	112,026
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,032	51,094
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	860	96,268
Synovus Financial Corp. (Banks)	1,806	74,082
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	860	28,182
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	774	51,099
TCF Financial Corp. (Banks)	5,074	86,359
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,032	96,905
Teledyne Technologies, Inc.* (Aerospace & Defense)	344	43,502
Teleflex, Inc. (Health Care Equipment & Supplies)	516	99,965
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,752	72,956

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tempur Sealy International, Inc.* (Household Durables)	602	$27,969
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,322	41,123
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,580	80,239
Terex Corp. (Machinery)	3,096	97,214
Texas Capital Bancshares, Inc.* (Banks)	516	43,060
The Boston Beer Co., Inc.* - Class A (Beverages)	86	12,440
The Chemours Co. (Chemicals)	2,494	96,019
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,032	47,854
The Hain Celestial Group, Inc.* (Food Products)	3,010	111,972
The Hanover Insurance Group, Inc. (Insurance)	1,290	116,177
The New York Times Co. - Class A (Media)	3,612	52,013
The Timken Co. (Machinery)	2,064	93,293
The Valspar Corp. (Chemicals)	688	76,327
Time, Inc. (Media)	2,924	56,579
Toll Brothers, Inc.* (Household Durables)	4,386	158,378
Tootsie Roll Industries, Inc. (Food Products)	172	6,438
TreeHouse Foods, Inc.* (Food Products)	1,634	138,333
TRI Pointe Group, Inc.* (Household Durables)	4,300	53,922
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,580	82,586
Trinity Industries, Inc. (Machinery)	4,472	118,731
Trustmark Corp. (Banks)	1,118	35,541
Tupperware Brands Corp. (Household Durables)	860	53,939
UGI Corp. (Gas Utilities)	5,074	250,656
UMB Financial Corp. (Banks)	430	32,383
Umpqua Holdings Corp. (Banks)	6,536	115,949
United Natural Foods, Inc.* (Food & Staples Retailing)	1,462	63,202
United States Steel Corp. (Metals & Mining)	2,580	87,230
United Therapeutics Corp.* (Biotechnology)	430	58,213
Urban Edge Properties (Equity Real Estate Investment Trusts)	946	24,880
Valley National Bancorp (Banks)	7,826	92,347
Valmont Industries, Inc. (Construction & Engineering)	344	53,492
Vectren Corp. (Multi-Utilities)	2,408	141,133
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	3,268	61,210
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	1,204	36,842
ViaSat, Inc.* (Communications Equipment)	516	32,931
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,956	65,076
W.R. Berkley Corp. (Insurance)	2,838	200,448
Wabtec Corp. (Machinery)	860	67,080
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	2,494	42,398
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	5,504	47,830
Watsco, Inc. (Trading Companies & Distributors)	344	49,254
Webster Financial Corp. (Banks)	946	47,338
Werner Enterprises, Inc. (Road & Rail)	1,290	33,798
Westar Energy, Inc. (Electric Utilities)	1,634	88,677
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	2,322	81,433
WGL Holdings, Inc. (Gas Utilities)	774	63,878
Williams-Sonoma, Inc. (Specialty Retail)	2,408	129,116
Wintrust Financial Corp. (Banks)	1,548	106,998
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,064	74,820
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,504	73,699
TOTAL COMMON STOCKS (Cost $17,802,513)		23,320,944

	Principal Amount	Value
Repurchase Agreements (0.4%)(a)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $94,005	$94,000	$94,000
TOTAL REPURCHASE AGREEMENTS (Cost $94,000)		94,000

TOTAL INVESTMENT SECURITIES (Cost $17,896,513) - 100.4%		23,414,944
Net other assets (liabilities) - (0.4)%		(99,886)

NET ASSETS - 100.0%		$23,315,058

*	Non-income producing security.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Value invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$426,936	1.8%
Airlines	205,605	0.9%
Auto Components	150,026	0.6%
Banks	2,066,122	8.8%
Beverages	12,440	0.1%
Biotechnology	58,213	0.2%
Capital Markets	519,515	2.2%
Chemicals	907,691	3.9%
Commercial Services & Supplies	276,259	1.2%
Communications Equipment	391,486	1.7%
Construction & Engineering	378,567	1.6%
Containers & Packaging	493,889	2.1%
Diversified Consumer Services	230,489	1.0%
Diversified Telecommunication Services	73,984	0.3%
Electric Utilities	795,399	3.4%
Electrical Equipment	169,859	0.7%
Electronic Equipment, Instruments & Components	1,149,048	4.9%
Energy Equipment & Services	618,355	2.7%
Equity Real Estate Investment Trusts	1,941,288	8.3%
Food & Staples Retailing	232,441	1.0%
Food Products	714,603	3.0%
Gas Utilities	832,555	3.7%
Health Care Equipment & Supplies	575,742	2.6%
Health Care Providers & Services	312,896	1.3%
Health Care Technology	67,610	0.3%
Hotels, Restaurants & Leisure	55,990	0.2%
Household Durables	497,218	2.1%
Household Products	38,356	0.2%
Insurance	2,070,560	8.8%
Internet & Direct Marketing Retail	35,097	0.2%
IT Services	591,524	2.5%
Leisure Products	235,227	1.0%
Life Sciences Tools & Services	163,834	0.7%
Machinery	813,826	3.6%
Marine	109,211	0.5%
Media	332,737	1.4%
Metals & Mining	549,277	2.4%
Multiline Retail	159,386	0.7%
Multi-Utilities	266,967	1.1%
Oil, Gas & Consumable Fuels	678,993	2.9%
Paper & Forest Products	172,681	0.7%
Personal Products	206,443	0.9%
Pharmaceuticals	164,377	0.7%
Professional Services	286,250	1.2%
Real Estate Management & Development	180,156	0.8%
Road & Rail	97,994	0.4%
Semiconductors & Semiconductor Equipment	383,879	1.6%
Software	302,682	1.3%
Specialty Retail	718,642	3.2%
Technology Hardware, Storage & Peripherals	82,797	0.4%
Textiles, Apparel & Luxury Goods	25,684	0.1%
Thrifts & Mortgage Finance	201,839	0.9%
Trading Companies & Distributors	145,161	0.6%
Water Utilities	80,182	0.3%
Wireless Telecommunication Services	72,956	0.3%
Other**	(5,886)	NM
Total	$23,315,058	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.6%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,160	$32,314
A.O. Smith Corp. (Building Products)	4,032	206,278
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,152	144,230
ACI Worldwide, Inc.* (Software)	1,440	30,802
Acxiom Corp.* (IT Services)	1,008	28,698
Akorn, Inc.* (Pharmaceuticals)	2,448	58,947
Alexander & Baldwin, Inc. (Real Estate Management & Development)	720	32,054
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,016	231,256
AMC Networks, Inc.* - Class A (Media)	1,008	59,149
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,160	102,794
ANSYS, Inc.* (Software)	1,440	153,893
AptarGroup, Inc. (Containers & Packaging)	720	55,433
Aqua America, Inc. (Water Utilities)	2,592	83,333
ARRIS International PLC* (Communications Equipment)	2,160	57,132
Avis Budget Group, Inc.* (Road & Rail)	2,304	68,152
Bank of Hawaii Corp. (Banks)	864	71,159
Bank of the Ozarks, Inc. (Banks)	2,448	127,320
BE Aerospace, Inc. (Aerospace & Defense)	1,728	110,782
Belden, Inc. (Electronic Equipment, Instruments & Components)	576	39,853
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	288	57,410
Bio-Techne Corp. (Life Sciences Tools & Services)	1,008	102,463
Bioverativ, Inc.* (Biotechnology)	3,024	164,687
Black Hills Corp. (Multi-Utilities)	864	57,430
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,296	56,972
Broadridge Financial Solutions, Inc. (IT Services)	3,312	225,050
Brocade Communications Systems, Inc. (Communications Equipment)	7,200	89,856
Brown & Brown, Inc. (Insurance)	3,168	132,170
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	432	65,988
Cabela’s, Inc.* - Class A (Specialty Retail)	720	38,239
Cable One, Inc. (Media)	144	89,923
Cadence Design Systems, Inc.* (Software)	5,472	171,821
Camden Property Trust (Equity Real Estate Investment Trusts)	1,296	104,276
Carlisle Cos., Inc. (Industrial Conglomerates)	1,728	183,876
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,296	116,381
Catalent, Inc.* (Pharmaceuticals)	1,440	40,781
CDK Global, Inc. (Software)	4,032	262,119
CEB, Inc. (Professional Services)	432	33,955
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	864	77,717
Chemical Financial Corp. (Banks)	1,296	66,290
Chico’s FAS, Inc. (Specialty Retail)	1,728	24,538
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	288	45,749
Cinemark Holdings, Inc. (Media)	1,584	70,235
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,728	104,872
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,304	193,421
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	720	148,061
Commerce Bancshares, Inc. (Banks)	2,448	137,480
CommVault Systems, Inc.* (Software)	1,152	58,522
Compass Minerals International, Inc. (Metals & Mining)	432	29,311
Computer Sciences Corp. (IT Services)	2,016	139,124
Convergys Corp. (IT Services)	1,152	24,365
Copart, Inc.* (Commercial Services & Supplies)	2,736	169,440
CoreLogic, Inc.* (IT Services)	2,304	93,819
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,872	61,963
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	432	68,796
Crane Co. (Machinery)	1,440	107,755
Cullen/Frost Bankers, Inc. (Banks)	864	76,870
Curtiss-Wright Corp. (Aerospace & Defense)	1,152	105,132
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	3,744	51,517
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,008	51,882
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	2,448	117,798
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	432	25,803
Deluxe Corp. (Commercial Services & Supplies)	864	62,355
Dick’s Sporting Goods, Inc. (Specialty Retail)	2,448	119,120
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,296	238,852
Donaldson Co., Inc. (Machinery)	2,592	117,988
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	4,032	154,829
Duke Realty Corp. (Equity Real Estate Investment Trusts)	9,792	257,235
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,448	133,857
Dycom Industries, Inc.* (Construction & Engineering)	432	40,154
Eagle Materials, Inc. (Construction Materials)	1,296	125,893
East West Bancorp, Inc. (Banks)	2,592	133,773
Eaton Vance Corp. (Capital Markets)	2,016	90,639
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,016	82,354
EMCOR Group, Inc. (Construction & Engineering)	720	45,324

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,152	$62,715
Energizer Holdings, Inc. (Household Products)	1,008	56,196
EnerSys (Electrical Equipment)	1,152	90,939
EPR Properties (Equity Real Estate Investment Trusts)	1,008	74,219
FactSet Research Systems, Inc. (Capital Markets)	720	118,735
Fair Isaac Corp. (Software)	864	111,413
Federated Investors, Inc. - Class B (Capital Markets)	1,296	34,137
First Horizon National Corp. (Banks)	6,336	117,216
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,168	84,364
Fortinet, Inc.* (Software)	4,032	154,627
Fulton Financial Corp. (Banks)	2,448	43,697
Gartner, Inc.* (IT Services)	2,304	248,808
GATX Corp. (Trading Companies & Distributors)	432	26,335
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	720	48,859
Gentex Corp. (Auto Components)	7,920	168,934
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	864	25,592
Graco, Inc. (Machinery)	1,584	149,118
Granite Construction, Inc. (Construction & Engineering)	1,152	57,819
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,592	44,556
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,304	74,880
HealthSouth Corp. (Health Care Providers & Services)	2,448	104,799
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,584	77,822
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,008	71,165
HNI Corp. (Commercial Services & Supplies)	720	33,185
Hubbell, Inc. (Electrical Equipment)	864	103,723
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	1,296	259,511
IDEX Corp. (Machinery)	2,160	201,982
Ingredion, Inc. (Food Products)	864	104,052
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,600	85,212
InterDigital, Inc. (Communications Equipment)	1,008	86,990
International Bancshares Corp. (Banks)	864	30,586
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	1,008	121,666
j2 Global, Inc. (Internet Software & Services)	1,296	108,747
Jack Henry & Associates, Inc. (IT Services)	2,160	201,096
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	864	87,886
John Wiley & Sons, Inc. - Class A (Media)	576	30,989
Joy Global, Inc. (Machinery)	1,584	44,748
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	3,456	80,283
Kennametal, Inc. (Machinery)	1,008	39,544
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,736	98,879
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,736	197,211
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	2,304	172,201
Lamb Weston Holding, Inc. (Food Products)	2,304	96,906
Lancaster Colony Corp. (Food Products)	576	74,212
Landstar System, Inc. (Road & Rail)	1,152	98,669
Lennox International, Inc. (Building Products)	1,008	168,638
Liberty Property Trust (Equity Real Estate Investment Trusts)	4,032	155,434
Lincoln Electric Holdings, Inc. (Machinery)	1,728	150,094
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	576	92,108
Live Nation Entertainment, Inc.* (Media)	1,872	56,853
LogMeIn, Inc. (Internet Software & Services)	1,440	140,401
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,440	38,794
Manhattan Associates, Inc.* (Software)	1,296	67,457
MarketAxess Holdings, Inc. (Capital Markets)	1,008	188,990
Masimo Corp.* (Health Care Equipment & Supplies)	1,296	120,865
MAXIMUS, Inc. (IT Services)	1,728	107,482
MB Financial, Inc. (Banks)	1,152	49,329
MDU Resources Group, Inc. (Multi-Utilities)	5,328	145,827
MEDNAX, Inc.* (Health Care Providers & Services)	1,584	109,898
Meredith Corp. (Media)	576	37,210
Michaels Cos., Inc. (The)* (Specialty Retail)	1,584	35,466
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	3,168	163,247
Minerals Technologies, Inc. (Chemicals)	1,008	77,213
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,008	92,837
MSA Safety, Inc. (Commercial Services & Supplies)	864	61,076
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	1,296	133,176
MSCI, Inc. - Class A (Capital Markets)	2,448	237,921
National Fuel Gas Co. (Gas Utilities)	1,296	77,268
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,440	46,886
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,304	100,500
NCR Corp.* (Technology Hardware, Storage & Peripherals)	3,456	157,870
NewMarket Corp. (Chemicals)	144	65,265
Nordson Corp. (Machinery)	1,440	176,890
Nu Skin Enterprises, Inc. - Class A (Personal Products)	864	47,987
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,440	107,539
NVR, Inc.* (Household Durables)	144	303,391
Old Dominion Freight Line, Inc. (Road & Rail)	1,872	160,187
Oshkosh Corp. (Machinery)	1,008	69,139
Packaging Corp. of America (Containers & Packaging)	2,592	237,479

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	576	$150,837
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	720	57,629
PAREXEL International Corp.* (Life Sciences Tools & Services)	720	45,439
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,160	52,423
Plantronics, Inc. (Communications Equipment)	576	31,167
Polaris Industries, Inc. (Leisure Products)	720	60,336
Pool Corp. (Distributors)	1,152	137,468
Post Holdings, Inc.* (Food Products)	1,728	151,235
Potlatch Corp. (Equity Real Estate Investment Trusts)	720	32,904
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	864	48,004
Primerica, Inc. (Insurance)	1,296	106,531
PrivateBancorp, Inc. (Banks)	1,440	85,493
PTC, Inc.* (Software)	2,160	113,508
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,448	31,114
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,584	44,891
RenaissanceRe Holdings, Ltd. (Insurance)	576	83,318
ResMed, Inc. (Health Care Equipment & Supplies)	2,592	186,546
Rollins, Inc. (Commercial Services & Supplies)	2,592	96,241
Royal Gold, Inc. (Metals & Mining)	1,728	121,046
RPM International, Inc. (Chemicals)	2,304	126,789
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,160	44,150
Science Applications International Corp. (IT Services)	1,152	85,709
SEI Investments Co. (Capital Markets)	2,304	116,214
Sensient Technologies Corp. (Chemicals)	720	57,067
Service Corp. International (Diversified Consumer Services)	3,168	97,828
Signature Bank* (Banks)	1,008	149,576
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,152	84,730
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	3,600	98,820
SLM Corp.* (Consumer Finance)	11,808	142,877
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,296	31,130
Sonoco Products Co. (Containers & Packaging)	1,440	76,205
Sotheby’s* - Class A (Diversified Consumer Services)	1,296	58,942
Southwest Gas Corp. (Gas Utilities)	1,296	107,451
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,728	39,951
Steel Dynamics, Inc. (Metals & Mining)	4,464	155,169
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,728	24,641
SVB Financial Group* (Banks)	864	160,781
Synovus Financial Corp. (Banks)	1,728	70,883
Take-Two Interactive Software, Inc.* (Software)	2,736	162,163
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,872	61,345
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	864	57,041
Teledyne Technologies, Inc.* (Aerospace & Defense)	720	91,051
Teleflex, Inc. (Health Care Equipment & Supplies)	720	139,486
Tempur Sealy International, Inc.* (Household Durables)	720	33,451
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	3,168	98,525
Texas Capital Bancshares, Inc.* (Banks)	864	72,101
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,728	76,948
The Boston Beer Co., Inc.* - Class A (Beverages)	144	20,830
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,152	72,991
The Chemours Co. (Chemicals)	2,736	105,336
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,008	46,741
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,152	107,585
The Toro Co. (Machinery)	3,024	188,879
The Ultimate Software Group, Inc.* (Software)	864	168,661
The Valspar Corp. (Chemicals)	1,440	159,754
The Wendy’s Co. (Hotels, Restaurants & Leisure)	5,328	72,514
The WhiteWave Foods Co.* (Food Products)	4,896	274,909
Thor Industries, Inc. (Automobiles)	1,296	124,584
Tootsie Roll Industries, Inc. (Food Products)	289	10,785
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	4,464	142,893
Trustmark Corp. (Banks)	864	27,467
Tupperware Brands Corp. (Household Durables)	576	36,127
Tyler Technologies, Inc.* (Software)	864	133,540
UMB Financial Corp. (Banks)	864	65,068
United States Steel Corp. (Metals & Mining)	2,448	82,767
United Therapeutics Corp.* (Biotechnology)	864	116,968
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	3,888	100,505
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,584	41,659
Urban Outfitters, Inc.* (Specialty Retail)	2,448	58,164
Valmont Industries, Inc. (Construction & Engineering)	288	44,784
VCA, Inc.* (Health Care Providers & Services)	2,160	197,640
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	1,872	57,283
ViaSat, Inc.* (Communications Equipment)	1,008	64,331
Wabtec Corp. (Machinery)	1,584	123,552
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,448	81,029
Watsco, Inc. (Trading Companies & Distributors)	432	61,854
WebMD Health Corp.* (Internet Software & Services)	1,008	53,101
Webster Financial Corp. (Banks)	1,584	79,263

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	3,168	$105,780
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,152	161,522
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,016	164,526
Westar Energy, Inc. (Electric Utilities)	2,304	125,038
WEX, Inc.* (IT Services)	1,008	104,328
WGL Holdings, Inc. (Gas Utilities)	720	59,422
Woodward, Inc. (Machinery)	1,584	107,585
Worthington Industries, Inc. (Metals & Mining)	1,152	51,944
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,760	77,127
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,440	131,400
TOTAL COMMON STOCKS (Cost $17,148,452)		23,893,139

	Principal Amount	Value
Repurchase Agreements (0.5%)(a)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $117,007	$117,000	$117,000
TOTAL REPURCHASE AGREEMENTS (Cost $117,000)		117,000

TOTAL INVESTMENT SECURITIES (Cost $17,265,452) - 100.1%		24,010,139
Net other assets (liabilities) - (0.1)%		(21,375)

NET ASSETS - 100.0%		$23,988,764

*	Non-income producing security.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Mid-Cap Growth invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$566,476	2.4%
Auto Components	168,934	0.7%
Automobiles	124,584	0.5%
Banks	1,564,352	6.6%
Beverages	20,830	0.1%
Biotechnology	281,655	1.2%
Building Products	374,916	1.6%
Capital Markets	786,636	3.3%
Chemicals	699,009	3.0%
Commercial Services & Supplies	422,297	1.8%
Communications Equipment	329,476	1.4%
Construction & Engineering	188,081	0.8%
Construction Materials	125,893	0.5%
Consumer Finance	142,877	0.6%
Containers & Packaging	369,117	1.5%
Distributors	137,468	0.6%
Diversified Consumer Services	156,770	0.7%
Electric Utilities	125,038	0.5%
Electrical Equipment	194,662	0.8%
Electronic Equipment, Instruments & Components	1,015,167	4.2%
Energy Equipment & Services	77,064	0.3%
Equity Real Estate Investment Trusts	2,399,422	10.0%
Food & Staples Retailing	39,951	0.2%
Food Products	712,099	3.0%
Gas Utilities	244,141	1.1%
Health Care Equipment & Supplies	1,191,205	4.9%
Health Care Providers & Services	573,859	2.4%
Hotels, Restaurants & Leisure	1,129,019	4.6%
Household Durables	372,969	1.6%
Household Products	56,196	0.2%
Industrial Conglomerates	183,876	0.8%
Insurance	322,019	1.3%
Internet Software & Services	302,249	1.3%
IT Services	1,258,479	5.2%
Leisure Products	60,336	0.3%
Life Sciences Tools & Services	283,029	1.2%
Machinery	1,477,274	6.1%
Media	344,359	1.4%
Metals & Mining	440,237	1.8%
Multi-Utilities	203,257	0.8%
Oil, Gas & Consumable Fuels	246,642	1.0%
Personal Products	47,987	0.2%
Pharmaceuticals	147,732	0.6%
Professional Services	33,955	0.1%
Real Estate Management & Development	32,054	0.1%
Road & Rail	375,867	1.6%
Semiconductors & Semiconductor Equipment	738,223	3.1%
Software	1,588,526	6.7%
Specialty Retail	319,677	1.3%
Technology Hardware, Storage & Peripherals	190,184	0.8%
Textiles, Apparel & Luxury Goods	321,287	1.3%
Thrifts & Mortgage Finance	81,029	0.3%
Trading Companies & Distributors	221,365	0.9%
Water Utilities	83,333	0.3%
Other**	95,625	0.4%
Total	$23,988,764	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
A. Schulman, Inc. (Chemicals)	1,807	$56,830
AAR Corp. (Aerospace & Defense)	3,475	116,864
Abaxis, Inc. (Health Care Equipment & Supplies)	973	47,191
Abercrombie & Fitch Co. - Class A (Specialty Retail)	7,367	87,888
ABM Industries, Inc. (Commercial Services & Supplies)	3,058	133,328
Acadia Realty Trust (Equity Real Estate Investment Trusts)	5,282	158,777
Aceto Corp. (Health Care Providers & Services)	3,197	50,545
Acorda Therapeutics, Inc.* (Biotechnology)	5,004	105,084
Actuant Corp. - Class A (Machinery)	3,336	87,904
Adeptus Health, Inc.* - Class A (Health Care Providers & Services)	1,668	3,002
ADTRAN, Inc. (Communications Equipment)	1,946	40,380
AdvanSix, Inc.* (Chemicals)	3,336	91,139
Aegion Corp.* (Construction & Engineering)	3,614	82,797
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	2,919	63,342
Aerovironment, Inc.* (Aerospace & Defense)	1,112	31,169
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	1,668	15,763
Air Methods Corp.* (Health Care Providers & Services)	3,614	155,402
AK Steel Holding Corp.* (Metals & Mining)	15,012	107,936
Alamo Group, Inc. (Machinery)	417	31,771
Albany International Corp. - Class A (Machinery)	1,251	57,609
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	2,363	33,153
ALLETE, Inc. (Electric Utilities)	5,421	367,055
Almost Family, Inc.* (Health Care Providers & Services)	1,251	60,799
Amedisys, Inc.* (Health Care Providers & Services)	3,058	156,233
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	8,201	154,015
American Equity Investment Life Holding Co. (Insurance)	9,591	226,635
American Public Education, Inc.* (Diversified Consumer Services)	1,807	41,380
American States Water Co. (Water Utilities)	2,085	92,366
American Vanguard Corp. (Chemicals)	2,780	46,148
American Woodmark Corp.* (Building Products)	695	63,801
AMERISAFE, Inc. (Insurance)	834	54,127
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,251	18,140
Analogic Corp. (Health Care Equipment & Supplies)	695	52,751
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	3,475	60,291
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	556	24,153
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	3,058	242,499
Apogee Enterprises, Inc. (Building Products)	1,251	74,572
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,390	85,972
ArcBest Corp. (Road & Rail)	2,641	68,666
Archrock, Inc. (Energy Equipment & Services)	4,309	53,432
Asbury Automotive Group, Inc.* (Specialty Retail)	2,085	125,309
Ascena Retail Group, Inc.* (Specialty Retail)	18,348	78,162
Astoria Financial Corp. (Thrifts & Mortgage Finance)	9,869	202,413
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	2,780	154,151
ATN International, Inc. (Diversified Telecommunication Services)	556	39,154
Atwood Oceanics, Inc.* (Energy Equipment & Services)	8,062	76,831
Avista Corp. (Multi-Utilities)	6,950	271,398
AZZ, Inc. (Electrical Equipment)	973	57,894
Banc of California, Inc. (Banks)	5,421	112,215
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,946	18,292
Banner Corp. (Banks)	2,780	154,679
Barnes & Noble Education, Inc.* (Specialty Retail)	4,170	39,990
Barnes & Noble, Inc. (Specialty Retail)	5,977	55,287
Barnes Group, Inc. (Machinery)	2,363	121,316
Bel Fuse, Inc. - Class B (Communications Equipment)	417	10,654
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	5,421	172,388
Big 5 Sporting Goods Corp. (Specialty Retail)	1,946	29,385
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	139	60,045
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	4,309	19,606
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	1,946	78,618
Black Box Corp. (Communications Equipment)	1,668	14,929
Blucora, Inc.* (Internet Software & Services)	4,170	72,141
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	973	63,119
Boise Cascade Co.* (Paper & Forest Products)	4,170	111,339
Boston Private Financial Holdings, Inc. (Banks)	3,753	61,549
Bottomline Technologies, Inc.* (Software)	1,946	46,023
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	8,896	195,800
Brady Corp. - Class A (Commercial Services & Supplies)	1,390	53,724
Briggs & Stratton Corp. (Machinery)	4,587	102,978

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Bristow Group, Inc. (Energy Equipment & Services)	3,475	$52,855
Brookline Bancorp, Inc. (Banks)	2,780	43,507
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	3,614	80,954
CACI International, Inc.* - Class A (IT Services)	2,641	309,790
CalAmp Corp.* (Communications Equipment)	2,224	37,341
Caleres, Inc. (Specialty Retail)	4,587	121,189
Calgon Carbon Corp. (Chemicals)	5,421	79,147
Callaway Golf Co. (Leisure Products)	4,448	49,239
Cal-Maine Foods, Inc. (Food Products)	3,197	117,650
Cambrex Corp.* (Life Sciences Tools & Services)	1,112	61,215
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	10,425	109,880
CARBO Ceramics, Inc.* (Energy Equipment & Services)	2,224	29,001
Career Education Corp.* (Diversified Consumer Services)	2,780	24,186
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	3,058	87,642
Cavco Industries, Inc.* (Household Durables)	973	113,257
CDI Corp.* (Professional Services)	1,529	13,073
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	8,201	41,169
Celadon Group, Inc. (Road & Rail)	3,058	20,030
Century Aluminum Co.* (Metals & Mining)	5,421	68,792
Chart Industries, Inc.* (Machinery)	1,668	58,280
Chemed Corp. (Health Care Providers & Services)	834	152,363
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	6,533	156,531
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,946	34,444
CIRCOR International, Inc. (Machinery)	834	49,573
City Holding Co. (Banks)	834	53,776
Clearwater Paper Corp.* (Paper & Forest Products)	1,807	101,192
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	8,062	36,924
Coca-Cola Bottling Co. (Beverages)	278	57,274
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	2,641	48,753
Columbia Banking System, Inc. (Banks)	2,919	113,812
Comfort Systems USA, Inc. (Construction & Engineering)	4,031	147,736
Community Bank System, Inc. (Banks)	2,085	114,633
Community Health Systems, Inc.* (Health Care Providers & Services)	12,371	109,731
Computer Programs & Systems, Inc. (Health Care Technology)	1,112	31,136
Comtech Telecommunications Corp. (Communications Equipment)	2,502	36,879
CONMED Corp. (Health Care Equipment & Supplies)	2,641	117,286
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,946	45,575
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	1,529	11,192
Cooper-Standard Holding, Inc.* (Auto Components)	1,946	215,870
Core-Mark Holding Co., Inc. (Distributors)	5,004	156,075
CorVel Corp.* (Health Care Providers & Services)	556	24,186
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	4,448	97,411
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	7,923	56,016
CSG Systems International, Inc. (IT Services)	1,251	47,300
Cubic Corp. (Aerospace & Defense)	2,641	139,445
CVB Financial Corp. (Banks)	4,587	101,327
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	4,309	40,720
Darling Ingredients, Inc.* (Food Products)	17,792	258,340
Deltic Timber Corp. (Paper & Forest Products)	417	32,576
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	25,854	66,703
Depomed, Inc.* (Pharmaceuticals)	2,919	36,633
DHI Group, Inc.* (Internet Software & Services)	3,336	13,177
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	10,425	116,239
Digi International, Inc.* (Communications Equipment)	2,919	34,736
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,390	28,217
DineEquity, Inc. (Hotels, Restaurants & Leisure)	973	52,951
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	4,170	100,289
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	4,726	75,380
Donnelley Financial Solutions, Inc.* (Capital Markets)	2,780	53,626
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	2,363	28,356
DSW, Inc. - Class A (Specialty Retail)	5,421	112,106
DXP Enterprises, Inc.* (Trading Companies & Distributors)	1,668	63,167
Echo Global Logistics, Inc.* (Air Freight & Logistics)	2,919	62,321
eHealth, Inc.* (Insurance)	1,807	21,756
El Paso Electric Co. (Electric Utilities)	4,448	224,624
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	973	11,627
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	3,475	24,221
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	2,502	122,173
Emergent BioSolutions, Inc.* (Biotechnology)	2,085	60,548
Employers Holdings, Inc. (Insurance)	3,475	131,876
Encore Capital Group, Inc.* (Consumer Finance)	2,502	77,062
Encore Wire Corp. (Electrical Equipment)	2,224	102,304
Engility Holdings, Inc.* (Aerospace & Defense)	1,946	56,317
Enova International, Inc.* (Consumer Finance)	2,502	37,155
EnPro Industries, Inc. (Machinery)	1,112	79,130

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	278	$37,544
Era Group, Inc.* (Energy Equipment & Services)	2,085	27,647
Essendant, Inc. (Commercial Services & Supplies)	4,031	61,070
Ethan Allen Interiors, Inc. (Household Durables)	1,251	38,343
Exar Corp.* (Semiconductors & Semiconductor Equipment)	1,807	23,509
ExlService Holdings, Inc.* (IT Services)	1,251	59,247
Exponent, Inc. (Professional Services)	973	57,942
Express, Inc.* (Specialty Retail)	8,479	77,244
Exterran Corp.* (Energy Equipment & Services)	3,475	109,289
EZCORP, Inc.* - Class A (Consumer Finance)	5,282	43,048
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	834	29,816
Federal Signal Corp. (Machinery)	6,394	88,301
Fidelity Southern Corp. (Banks)	2,224	49,773
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	2,919	70,640
Financial Engines, Inc. (Capital Markets)	2,224	96,855
First Commonwealth Financial Corp. (Banks)	3,475	46,079
First Financial Bancorp (Banks)	2,363	64,864
First Midwest Bancorp, Inc. (Banks)	3,614	85,580
First NBC Bank Holding Co.* (Banks)	1,668	6,672
FirstCash, Inc. (Consumer Finance)	5,282	259,609
Flotek Industries, Inc.* (Chemicals)	3,336	42,667
Forestar Group, Inc.* (Real Estate Management & Development)	3,614	49,331
Forward Air Corp. (Air Freight & Logistics)	1,112	52,898
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	4,587	80,043
Franklin Electric Co., Inc. (Machinery)	1,946	83,775
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	5,560	67,498
Fred’s, Inc. - Class A (Multiline Retail)	3,753	49,164
FTD Cos., Inc.* (Internet & Direct Marketing Retail)	1,807	36,393
FutureFuel Corp. (Chemicals)	2,502	35,478
Gannett Co., Inc. (Media)	12,232	102,504
General Cable Corp. (Electrical Equipment)	5,421	97,307
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	2,919	60,715
Genesco, Inc.* (Specialty Retail)	2,085	115,613
Gentherm, Inc.* (Auto Components)	3,892	152,761
Geospace Technologies Corp.* (Energy Equipment & Services)	834	13,536
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	4,726	103,452
Glacier Bancorp, Inc. (Banks)	2,502	84,893
Government Properties Income Trust (Equity Real Estate Investment Trusts)	7,645	160,010
Great Western Bancorp, Inc. (Banks)	2,641	112,005
Green Dot Corp.* - Class A (Consumer Finance)	2,363	78,830
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	3,892	96,327
Greenhill & Co., Inc. (Capital Markets)	1,668	48,872
Group 1 Automotive, Inc. (Specialty Retail)	2,085	154,457
GUESS?, Inc. (Specialty Retail)	6,672	74,393
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	1,529	17,660
H.B. Fuller Co. (Chemicals)	5,421	279,506
Haemonetics Corp.* (Health Care Equipment & Supplies)	2,780	112,785
Harmonic, Inc.* (Communications Equipment)	8,618	51,277
Harsco Corp.* (Machinery)	4,448	56,712
Haverty Furniture Cos., Inc. (Specialty Retail)	2,085	50,770
Hawkins, Inc. (Chemicals)	417	20,433
Haynes International, Inc. (Metals & Mining)	1,390	52,987
HCI Group, Inc. (Insurance)	973	44,349
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,641	113,800
HealthEquity, Inc.* (Health Care Providers & Services)	2,085	88,508
Heartland Express, Inc. (Road & Rail)	1,668	33,443
Heidrick & Struggles International, Inc. (Professional Services)	1,946	51,277
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	8,618	66,962
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	1,946	36,565
HFF, Inc. - Class A (Real Estate Management & Development)	1,251	34,615
Hibbett Sports, Inc.* (Specialty Retail)	1,112	32,804
Hillenbrand, Inc. (Machinery)	3,336	119,596
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	2,780	77,701
Hope Bancorp, Inc. (Banks)	13,761	263,797
Horace Mann Educators Corp. (Insurance)	4,309	176,884
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	3,475	15,394
Hub Group, Inc.* - Class A (Air Freight & Logistics)	3,614	167,689
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	3,614	27,177
ILG, Inc. (Hotels, Restaurants & Leisure)	5,004	104,884
Impax Laboratories, Inc.* (Pharmaceuticals)	7,923	100,226
Independent Bank Corp. (Banks)	1,112	72,280
Infinity Property & Casualty Corp. (Insurance)	1,251	119,471
Innophos Holdings, Inc. (Chemicals)	556	30,007
Innospec, Inc. (Chemicals)	1,390	90,003
Inogen, Inc.* (Health Care Equipment & Supplies)	695	53,904
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	3,892	159,922
Integer Holdings Corp.* (Health Care Equipment & Supplies)	2,919	117,343
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	2,363	99,553
Inter Parfums, Inc. (Personal Products)	973	35,563
Interactive Brokers Group, Inc. - Class A (Capital Markets)	7,367	255,783
Interface, Inc. (Commercial Services & Supplies)	6,950	132,397
INTL FCStone, Inc.* (Capital Markets)	1,668	63,317

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Invacare Corp. (Health Care Equipment & Supplies)	3,475	$41,353
Investment Technology Group, Inc. (Capital Markets)	3,475	70,369
Iridium Communications, Inc.* (Diversified Telecommunication Services)	8,757	84,505
Ixia* (Communications Equipment)	6,950	136,568
J & J Snack Foods Corp. (Food Products)	695	94,214
John B. Sanfilippo & Son, Inc. (Food Products)	556	40,694
Kaiser Aluminum Corp. (Metals & Mining)	1,946	155,486
Kaman Corp. - Class A (Trading Companies & Distributors)	2,919	140,492
KapStone Paper & Packaging Corp. (Paper & Forest Products)	9,452	218,341
Kelly Services, Inc. - Class A (Professional Services)	3,197	69,886
Kindred Healthcare, Inc. (Health Care Providers & Services)	9,174	76,603
Kirkland’s, Inc.* (Specialty Retail)	1,529	18,960
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	9,035	194,252
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	3,614	14,817
Koppers Holdings, Inc.* (Chemicals)	834	35,320
Korn/Ferry International (Professional Services)	6,255	196,971
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	3,614	73,436
Lannett Co., Inc.* (Pharmaceuticals)	3,197	71,453
La-Z-Boy, Inc. (Household Durables)	5,282	142,614
LHC Group, Inc.* (Health Care Providers & Services)	1,668	89,905
Lindsay Corp. (Machinery)	556	48,995
Liquidity Services, Inc.* (Internet Software & Services)	2,641	21,128
Lithia Motors, Inc. - Class A (Specialty Retail)	2,641	226,202
LivePerson, Inc.* (Internet Software & Services)	3,197	21,899
LSB Industries, Inc.* (Chemicals)	2,224	20,861
LSC Communications, Inc. (Commercial Services & Supplies)	2,780	69,945
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,390	66,581
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	3,058	64,187
Lumos Networks Corp.* (Diversified Telecommunication Services)	1,390	24,603
M.D.C. Holdings, Inc. (Household Durables)	4,448	133,662
M/I Homes, Inc.* (Household Durables)	2,641	64,705
Magellan Health, Inc.* (Health Care Providers & Services)	1,390	95,980
Maiden Holdings, Ltd. (Insurance)	7,923	110,922
ManTech International Corp. - Class A (IT Services)	2,780	96,271
MarineMax, Inc.* (Specialty Retail)	2,641	57,178
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	695	69,451
Marten Transport, Ltd. (Road & Rail)	1,251	29,336
Materion Corp. (Metals & Mining)	2,224	74,615
Matrix Service Co.* (Energy Equipment & Services)	2,919	48,164
Matson, Inc. (Marine)	4,726	150,098
Matthews International Corp. - Class A (Commercial Services & Supplies)	1,112	75,227
Medifast, Inc. (Personal Products)	556	24,670
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	2,363	32,609
Meritage Homes Corp.* (Household Durables)	4,031	148,341
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,807	82,399
MicroStrategy, Inc.* - Class A (Software)	417	78,312
Mobile Mini, Inc. (Commercial Services & Supplies)	2,641	80,551
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	1,251	36,955
Monotype Imaging Holdings, Inc. (Software)	2,641	53,084
Monro Muffler Brake, Inc. (Specialty Retail)	1,946	101,387
Moog, Inc.* - Class A (Aerospace & Defense)	3,475	234,042
Motorcar Parts of America, Inc.* (Auto Components)	2,085	64,072
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	1,668	41,617
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	1,807	99,475
Mueller Industries, Inc. (Machinery)	6,255	214,108
Multi-Color Corp. (Commercial Services & Supplies)	417	29,607
Myers Industries, Inc. (Containers & Packaging)	2,363	37,454
Myriad Genetics, Inc.* (Biotechnology)	7,367	141,446
National Presto Industries, Inc. (Aerospace & Defense)	556	56,823
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,946	76,381
Nautilus, Inc.* (Leisure Products)	1,112	20,294
NBT Bancorp, Inc. (Banks)	1,807	66,985
Neenah Paper, Inc. (Paper & Forest Products)	695	51,917
Nektar Therapeutics* (Pharmaceuticals)	6,950	163,117
NETGEAR, Inc.* (Communications Equipment)	1,529	75,762
New Media Investment Group, Inc. (Media)	5,838	82,958
Newpark Resources, Inc.* (Energy Equipment & Services)	9,174	74,309
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,780	7,228
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	4,309	72,564
Northwest Natural Gas Co. (Gas Utilities)	3,058	180,728
OFG Bancorp (Banks)	4,726	55,767
Old National Bancorp (Banks)	14,595	253,223
Olympic Steel, Inc. (Metals & Mining)	973	18,059
On Assignment, Inc.* (Professional Services)	2,641	128,168
Opus Bank (Banks)	1,946	39,212
Oritani Financial Corp. (Thrifts & Mortgage Finance)	2,085	35,445
Orthofix International N.V.* (Health Care Equipment & Supplies)	1,112	42,423

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,946	$142,039
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	834	47,755
P.H. Glatfelter Co. (Paper & Forest Products)	4,726	102,743
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	2,085	37,238
Parkway, Inc. (Equity Real Estate Investment Trusts)	2,224	44,235
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,641	164,667
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	8,896	163,953
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	4,309	65,238
Perficient, Inc.* (IT Services)	3,892	67,565
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	1,251	26,871
PetMed Express, Inc. (Internet & Direct Marketing Retail)	834	16,797
PharMerica Corp.* (Health Care Providers & Services)	3,336	78,062
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	1,112	31,247
Pioneer Energy Services Corp.* (Energy Equipment & Services)	4,865	19,460
Plexus Corp.* (Electronic Equipment, Instruments & Components)	3,614	208,889
Powell Industries, Inc. (Electrical Equipment)	973	33,510
PRA Group, Inc.* (Consumer Finance)	5,004	165,883
ProAssurance Corp. (Insurance)	5,699	343,365
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	3,058	79,049
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	695	79,758
Quality Systems, Inc.* (Health Care Technology)	5,004	76,261
QuinStreet, Inc.* (Internet Software & Services)	3,892	15,179
Quorum Health Corp.* (Health Care Providers & Services)	3,197	17,392
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	7,506	90,898
Raven Industries, Inc. (Industrial Conglomerates)	1,668	48,455
Rayonier Advanced Materials, Inc. (Chemicals)	4,726	63,565
RE/MAX Holdings, Inc. (Real Estate Management & Development)	1,946	115,690
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	1,390	81,246
Regis Corp.* (Diversified Consumer Services)	3,753	43,985
Rent-A-Center, Inc. (Specialty Retail)	5,699	50,550
Resources Connection, Inc. (Professional Services)	3,197	53,550
Restoration Hardware, Inc.* (Specialty Retail)	4,170	192,904
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	3,892	81,849
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	278	25,156
RLI Corp. (Insurance)	2,085	125,142
Roadrunner Transportation Systems, Inc.* (Road & Rail)	3,336	22,918
Rogers Corp.* (Electronic Equipment, Instruments & Components)	556	47,744
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	6,533	18,358
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,668	33,443
S&T Bancorp, Inc. (Banks)	3,753	129,854
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	3,475	97,057
Safety Insurance Group, Inc. (Insurance)	1,529	107,183
Saia, Inc.* (Road & Rail)	1,112	49,262
Sanderson Farms, Inc. (Food Products)	2,224	230,940
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	8,062	327,316
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	417	25,696
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	2,780	109,115
Scholastic Corp. (Media)	2,919	124,262
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	3,336	138,177
SEACOR Holdings, Inc.* (Energy Equipment & Services)	1,807	125,025
Select Comfort Corp.* (Specialty Retail)	2,085	51,687
Select Medical Holdings Corp.* (Health Care Providers & Services)	11,676	155,875
Selective Insurance Group, Inc. (Insurance)	6,255	294,923
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,641	89,266
Seneca Foods Corp.* - Class A (Food Products)	695	25,090
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	556	18,570
Shoe Carnival, Inc. (Specialty Retail)	1,390	34,152
Simmons First National Corp. - Class A (Banks)	1,390	76,659
SkyWest, Inc. (Airlines)	5,560	190,430
Sonic Automotive, Inc. - Class A (Specialty Retail)	2,780	55,739
Sonic Corp. (Hotels, Restaurants & Leisure)	1,807	45,826
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	7,645	49,693
Spire, Inc. (Gas Utilities)	5,004	337,770
Spok Holdings, Inc. (Wireless Telecommunication Services)	2,224	42,256
SPX Corp.* (Machinery)	4,587	111,235
SPX FLOW, Inc.* (Machinery)	4,587	159,214
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	11,676	98,545
Standard Motor Products, Inc. (Auto Components)	2,224	109,287
Standex International Corp. (Machinery)	1,390	139,208
Stein Mart, Inc. (Specialty Retail)	3,336	10,041
Stepan Co. (Chemicals)	834	65,728
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	2,224	85,735
Stewart Information Services Corp. (Insurance)	2,502	110,538
Stillwater Mining Co.* (Metals & Mining)	4,448	76,817

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Strayer Education, Inc. (Diversified Consumer Services)	556	$44,753
Sturm, Ruger & Co., Inc. (Leisure Products)	1,946	104,209
SunCoke Energy, Inc.* (Metals & Mining)	6,950	62,272
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,946	49,331
Superior Industries International, Inc. (Auto Components)	2,363	59,902
SUPERVALU, Inc.* (Food & Staples Retailing)	28,912	111,600
Sykes Enterprises, Inc.* (IT Services)	4,309	126,685
Tailored Brands, Inc. (Specialty Retail)	2,780	41,533
Team, Inc.* (Commercial Services & Supplies)	3,197	86,479
TeleTech Holdings, Inc. (IT Services)	1,668	49,373
Tennant Co. (Machinery)	695	50,492
Tesco Corp.* (Energy Equipment & Services)	3,336	26,855
TETRA Technologies, Inc.* (Energy Equipment & Services)	8,340	33,944
The Andersons, Inc. (Food & Staples Retailing)	2,780	105,362
The Brink’s Co. (Commercial Services & Supplies)	4,865	260,033
The Buckle, Inc. (Specialty Retail)	3,058	56,879
The Cato Corp. - Class A (Specialty Retail)	2,780	61,049
The E.W. Scripps Co.* - Class A (Media)	6,116	143,359
The Ensign Group, Inc. (Health Care Providers & Services)	2,502	47,038
The Finish Line, Inc. - Class A (Specialty Retail)	4,448	63,295
The Greenbrier Cos., Inc. (Machinery)	3,058	131,800
The Medicines Co.* (Pharmaceuticals)	4,726	231,101
The Navigators Group, Inc. (Insurance)	2,363	128,311
The Providence Service Corp.* (Health Care Providers & Services)	1,251	55,594
Tidewater, Inc.* (Energy Equipment & Services)	5,143	5,914
TimkenSteel Corp.* (Metals & Mining)	4,170	78,855
Titan International, Inc. (Machinery)	4,726	48,867
Tivity Health, Inc.* (Health Care Providers & Services)	1,807	52,584
Tredegar Corp. (Chemicals)	2,780	48,789
Triumph Group, Inc. (Aerospace & Defense)	5,421	139,591
TrueBlue, Inc.* (Professional Services)	4,587	125,454
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	4,448	34,917
Tuesday Morning Corp.* (Multiline Retail)	4,865	18,244
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	1,251	37,055
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	1,668	47,355
UniFirst Corp. (Commercial Services & Supplies)	695	98,308
Unit Corp.* (Energy Equipment & Services)	3,336	80,598
United Bankshares, Inc. (Banks)	4,865	205,546
United Fire Group, Inc. (Insurance)	2,363	101,066
United Insurance Holdings Corp. (Insurance)	1,946	31,039
Universal Corp. (Tobacco)	2,780	196,685
Universal Forest Products, Inc. (Building Products)	1,112	109,577
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	417	26,897
US Concrete, Inc.* (Construction Materials)	556	35,890
VASCO Data Security International, Inc.* (Software)	1,807	24,395
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	2,224	66,386
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	2,085	19,411
Veritiv Corp.* (Trading Companies & Distributors)	973	50,401
Viavi Solutions, Inc.* (Communications Equipment)	24,881	266,724
Virtus Investment Partners, Inc. (Capital Markets)	695	73,601
Virtusa Corp.* (IT Services)	2,919	88,212
Vista Outdoor, Inc.* (Leisure Products)	3,475	71,550
Vitamin Shoppe, Inc.* (Specialty Retail)	2,641	53,216
Wabash National Corp. (Machinery)	6,533	135,167
Watts Water Technologies, Inc. - Class A (Machinery)	1,390	86,667
WD-40 Co. (Household Products)	556	60,576
Westamerica Bancorp (Banks)	1,112	62,083
William Lyon Homes* - Class A (Household Durables)	1,390	28,662
WisdomTree Investments, Inc. (Capital Markets)	4,587	41,650
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	10,425	260,312
World Acceptance Corp.* (Consumer Finance)	695	35,987
XO Group, Inc.* (Internet Software & Services)	1,251	21,530
TOTAL COMMON STOCKS (Cost $30,715,988)		37,372,134

	Principal Amount	Value
Repurchase Agreements (0.5%)(a)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $197,011	$197,000	$197,000
TOTAL REPURCHASE AGREEMENTS (Cost $197,000)		197,000

TOTAL INVESTMENT SECURITIES (Cost $30,912,988) - 100.7%		37,569,134
Net other assets (liabilities) - (0.7)%		(264,974)

NET ASSETS - 100.0%		$37,304,160

*	Non-income producing security.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Value invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$837,593	2.2%
Air Freight & Logistics	437,059	1.2%
Airlines	190,430	0.5%
Auto Components	755,907	2.0%
Banks	2,430,770	6.4%
Beverages	57,274	0.2%
Biotechnology	356,771	1.0%
Building Products	247,950	0.7%
Capital Markets	704,073	1.9%
Chemicals	1,005,621	2.7%
Commercial Services & Supplies	1,285,367	3.4%
Communications Equipment	705,250	1.9%
Construction & Engineering	230,533	0.6%
Construction Materials	35,890	0.1%
Consumer Finance	697,574	1.9%
Containers & Packaging	37,454	0.1%
Distributors	156,075	0.4%
Diversified Consumer Services	154,304	0.4%
Diversified Telecommunication Services	288,996	0.8%
Electric Utilities	591,679	1.7%
Electrical Equipment	291,015	0.8%
Electronic Equipment, Instruments & Components	1,777,088	4.8%
Energy Equipment & Services	876,876	2.3%
Equity Real Estate Investment Trusts	1,418,352	3.8%
Food & Staples Retailing	216,962	0.6%
Food Products	766,928	2.0%
Gas Utilities	518,498	1.4%
Health Care Equipment & Supplies	878,023	2.3%
Health Care Providers & Services	1,545,182	4.1%
Health Care Technology	107,397	0.3%
Hotels, Restaurants & Leisure	1,105,486	3.0%
Household Durables	669,584	1.8%
Household Products	60,576	0.2%
Industrial Conglomerates	48,455	0.1%
Insurance	2,127,587	5.7%
Internet & Direct Marketing Retail	53,190	0.1%
Internet Software & Services	165,054	0.4%
IT Services	844,443	2.3%
Leisure Products	245,292	0.7%
Life Sciences Tools & Services	94,368	0.3%
Machinery	2,062,698	5.6%
Marine	150,098	0.4%
Media	453,083	1.2%
Metals & Mining	695,819	1.9%
Mortgage Real Estate Investment Trusts	109,880	0.3%
Multiline Retail	67,408	0.2%
Multi-Utilities	271,398	0.7%
Oil, Gas & Consumable Fuels	613,990	1.7%
Paper & Forest Products	756,285	2.0%
Personal Products	60,233	0.2%
Pharmaceuticals	651,917	1.7%
Professional Services	696,321	1.9%
Real Estate Management & Development	199,636	0.5%
Road & Rail	223,655	0.6%
Semiconductors & Semiconductor Equipment	562,821	1.5%
Software	201,814	0.5%
Specialty Retail	2,293,556	6.2%
Technology Hardware, Storage & Peripherals	268,915	0.7%
Textiles, Apparel & Luxury Goods	795,744	2.1%
Thrifts & Mortgage Finance	548,598	1.5%
Tobacco	196,685	0.5%
Trading Companies & Distributors	340,032	0.9%
Water Utilities	92,366	0.2%
Wireless Telecommunication Services	42,256	0.1%
Other**	(67,974)	(0.2)%
Total	$37,304,160	100.0%

See accompanying notes to schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
8x8, Inc.* (Software)	6,960	$106,140
A. Schulman, Inc. (Chemicals)	870	27,362
AAON, Inc. (Building Products)	2,900	102,514
Abaxis, Inc. (Health Care Equipment & Supplies)	870	42,195
ABM Industries, Inc. (Commercial Services & Supplies)	2,030	88,508
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,900	87,174
Actuant Corp. - Class A (Machinery)	2,320	61,132
ADTRAN, Inc. (Communications Equipment)	2,320	48,140
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	3,190	218,706
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	3,770	81,809
Aerovironment, Inc.* (Aerospace & Defense)	870	24,386
Agree Realty Corp. (Equity Real Estate Investment Trusts)	2,030	97,359
AK Steel Holding Corp.* (Metals & Mining)	13,630	98,000
Alamo Group, Inc. (Machinery)	580	44,190
Albany International Corp. - Class A (Machinery)	1,450	66,773
Allegiant Travel Co. (Airlines)	870	139,418
AMAG Pharmaceuticals, Inc.* (Biotechnology)	2,610	58,856
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	3,190	133,470
American States Water Co. (Water Utilities)	1,450	64,235
American Woodmark Corp.* (Building Products)	580	53,244
Ameris Bancorp (Banks)	2,900	133,690
AMERISAFE, Inc. (Insurance)	870	56,463
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	3,770	153,061
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,740	25,230
Analogic Corp. (Health Care Equipment & Supplies)	290	22,011
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	580	28,716
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	870	37,793
Apogee Enterprises, Inc. (Building Products)	1,160	69,148
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	2,030	125,556
Archrock, Inc. (Energy Equipment & Services)	2,320	28,768
Astec Industries, Inc. (Machinery)	1,450	89,168
ATN International, Inc. (Diversified Telecommunication Services)	290	20,422
AZZ, Inc. (Electrical Equipment)	1,160	69,020
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	4,350	113,665
B&G Foods, Inc. - Class A (Food Products)	5,220	210,105
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	2,320	85,260
Balchem Corp. (Chemicals)	2,320	191,213
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,740	16,356
Barnes Group, Inc. (Machinery)	2,030	104,220
Bel Fuse, Inc. - Class B (Communications Equipment)	290	7,410
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	6,380	77,198
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	290	125,274
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	2,900	13,195
BioTelemetry, Inc.* (Health Care Providers & Services)	2,320	67,164
Blackbaud, Inc. (Software)	3,770	289,045
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	870	56,437
Boston Private Financial Holdings, Inc. (Banks)	3,770	61,828
Bottomline Technologies, Inc.* (Software)	1,450	34,293
Brady Corp. - Class A (Commercial Services & Supplies)	2,610	100,877
Brookline Bancorp, Inc. (Banks)	3,480	54,462
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	2,610	58,464
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	2,030	155,518
CalAmp Corp.* (Communications Equipment)	1,160	19,476
Calavo Growers, Inc. (Food Products)	1,160	70,296
California Water Service Group (Water Utilities)	3,770	135,155
Callaway Golf Co. (Leisure Products)	4,060	44,944
Cambrex Corp.* (Life Sciences Tools & Services)	1,740	95,787
Cantel Medical Corp. (Health Care Equipment & Supplies)	2,900	232,290
Capella Education Co. (Diversified Consumer Services)	870	73,972
Cardinal Financial Corp. (Banks)	2,610	78,143
Cardtronics PLC* - Class A (IT Services)	3,480	162,689
Career Education Corp.* (Diversified Consumer Services)	2,900	25,230
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	5,220	87,800
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,610	74,803
Central Garden & Pet Co.* (Household Products)	870	32,251
Central Garden & Pet Co.* - Class A (Household Products)	2,610	90,619
Central Pacific Financial Corp. (Banks)	2,320	70,853
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,740	61,770
Chart Industries, Inc.* (Machinery)	1,160	40,530
Chemed Corp. (Health Care Providers & Services)	580	105,959

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,160	$34,568
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,740	30,798
CIRCOR International, Inc. (Machinery)	580	34,475
City Holding Co. (Banks)	580	37,398
Coca-Cola Bottling Co. (Beverages)	290	59,746
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	3,190	137,330
Columbia Banking System, Inc. (Banks)	2,320	90,457
Community Bank System, Inc. (Banks)	2,030	111,609
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	2,610	61,126
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	580	4,246
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	2,610	235,031
CorVel Corp.* (Health Care Providers & Services)	290	12,615
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,610	37,480
CryoLife, Inc.* (Health Care Equipment & Supplies)	2,030	33,800
CSG Systems International, Inc. (IT Services)	1,450	54,825
CTS Corp. (Electronic Equipment, Instruments & Components)	2,610	55,593
Customers Bancorp, Inc.* (Banks)	2,320	73,150
CVB Financial Corp. (Banks)	4,350	96,092
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	2,900	177,160
Deltic Timber Corp. (Paper & Forest Products)	580	45,310
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	12,180	31,424
Depomed, Inc.* (Pharmaceuticals)	2,610	32,756
DHI Group, Inc.* (Internet Software & Services)	1,450	5,728
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	8,120	90,538
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,450	29,435
DineEquity, Inc. (Hotels, Restaurants & Leisure)	580	31,564
Dorman Products, Inc.* (Auto Components)	2,320	190,542
DSW, Inc. - Class A (Specialty Retail)	1,450	29,986
Eagle Pharmaceuticals, Inc.* (Biotechnology)	580	48,105
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	2,610	191,913
Ebix, Inc. (Software)	1,740	106,575
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	870	10,397
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,740	84,964
Emergent BioSolutions, Inc.* (Biotechnology)	1,160	33,686
Enanta Pharmaceuticals, Inc.* (Biotechnology)	1,160	35,728
EnPro Industries, Inc. (Machinery)	870	61,909
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	290	39,165
ESCO Technologies, Inc. (Machinery)	2,030	117,942
Ethan Allen Interiors, Inc. (Household Durables)	1,160	35,554
Evercore Partners, Inc. - Class A (Capital Markets)	2,900	225,910
Exar Corp.* (Semiconductors & Semiconductor Equipment)	2,030	26,410
ExlService Holdings, Inc.* (IT Services)	1,740	82,406
Exponent, Inc. (Professional Services)	1,160	69,078
Fabrinet* (Electronic Equipment, Instruments & Components)	2,900	121,887
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	580	20,735
Financial Engines, Inc. (Capital Markets)	2,900	126,295
First BanCorp.* (Banks)	11,890	67,179
First Commonwealth Financial Corp. (Banks)	4,350	57,681
First Financial Bancorp (Banks)	2,900	79,605
First Financial Bankshares, Inc. (Banks)	4,930	197,693
First Midwest Bancorp, Inc. (Banks)	3,480	82,406
Five Below, Inc.* (Specialty Retail)	4,350	188,398
Flotek Industries, Inc.* (Chemicals)	1,740	22,255
Forrester Research, Inc. (IT Services)	870	34,583
Forward Air Corp. (Air Freight & Logistics)	1,450	68,977
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	4,640	105,931
Fox Factory Holding Corp.* (Auto Components)	2,320	66,584
Francesca’s Holdings Corp.* (Specialty Retail)	2,900	44,515
Franklin Electric Co., Inc. (Machinery)	1,450	62,423
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	4,350	52,809
Geospace Technologies Corp.* (Energy Equipment & Services)	580	9,413
Getty Realty Corp. (Equity Real Estate Investment Trusts)	2,030	51,298
Gibraltar Industries, Inc.* (Building Products)	2,320	95,584
Glacier Bancorp, Inc. (Banks)	4,060	137,756
Great Western Bancorp, Inc. (Banks)	2,610	110,690
Green Dot Corp.* - Class A (Consumer Finance)	1,740	58,046
Greenhill & Co., Inc. (Capital Markets)	870	25,491
Griffon Corp. (Building Products)	2,320	57,188
Haemonetics Corp.* (Health Care Equipment & Supplies)	2,030	82,357
Hanmi Financial Corp. (Banks)	2,610	80,258
Harsco Corp.* (Machinery)	2,900	36,975
Hawaiian Holdings, Inc.* (Airlines)	4,060	188,587
Hawkins, Inc. (Chemicals)	580	28,420
Headwaters, Inc.* (Construction Materials)	5,800	136,184
Healthcare Services Group, Inc. (Commercial Services & Supplies)	3,770	162,448
HealthEquity, Inc.* (Health Care Providers & Services)	2,030	86,174
HealthStream, Inc.* (Health Care Technology)	2,030	49,187
Heartland Express, Inc. (Road & Rail)	2,030	40,702
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	4,350	33,800
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	1,740	32,695
Heska Corp.* (Pharmaceuticals)	580	60,888

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
HFF, Inc. - Class A (Real Estate Management & Development)	1,740	$48,146
Hibbett Sports, Inc.* (Specialty Retail)	870	25,665
Hillenbrand, Inc. (Machinery)	2,610	93,569
HMS Holdings Corp.* (Health Care Technology)	6,380	129,705
Home BancShares, Inc. (Banks)	9,570	259,059
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,740	13,085
ICU Medical, Inc.* (Health Care Equipment & Supplies)	1,160	177,132
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	4,060	146,363
ILG, Inc. (Hotels, Restaurants & Leisure)	4,640	97,254
Independent Bank Corp. (Banks)	1,450	94,250
Ingevity Corp.* (Chemicals)	3,190	194,111
Innophos Holdings, Inc. (Chemicals)	1,160	62,605
Innospec, Inc. (Chemicals)	870	56,333
Innoviva, Inc.* (Pharmaceuticals)	6,090	84,225
Inogen, Inc.* (Health Care Equipment & Supplies)	870	67,477
Insperity, Inc. (Professional Services)	1,450	128,543
Installed Building Products, Inc.* (Household Durables)	1,450	76,488
Insteel Industries, Inc. (Building Products)	1,450	52,403
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	2,900	122,177
Inter Parfums, Inc. (Personal Products)	580	21,199
iRobot Corp.* (Household Durables)	2,030	134,264
Itron, Inc.* (Electronic Equipment, Instruments & Components)	2,610	158,427
J & J Snack Foods Corp. (Food Products)	580	78,625
John B. Sanfilippo & Son, Inc. (Food Products)	290	21,225
John Bean Technologies Corp. (Machinery)	2,320	204,043
Knight Transportation, Inc. (Road & Rail)	5,220	163,646
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	2,030	8,323
Koppers Holdings, Inc.* (Chemicals)	870	36,845
Kraton Performance Polymers, Inc.* (Chemicals)	2,320	71,734
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	2,900	58,928
Landauer, Inc. (Health Care Providers & Services)	870	42,413
LCI Industries (Auto Components)	2,030	202,594
LegacyTexas Financial Group, Inc. (Banks)	3,190	127,281
LendingTree, Inc.* (Thrifts & Mortgage Finance)	580	72,703
Lexington Realty Trust (Equity Real Estate Investment Trusts)	16,530	164,969
Lgi Homes, Inc.* (Household Durables)	1,450	49,170
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	1,450	153,468
Lindsay Corp. (Machinery)	290	25,555
LivePerson, Inc.* (Internet Software & Services)	1,740	11,919
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	2,030	97,237
Lumentum Holdings, Inc.* (Communications Equipment)	4,350	232,072
Luminex Corp. (Life Sciences Tools & Services)	2,900	53,273
Lumos Networks Corp.* (Diversified Telecommunication Services)	870	15,399
Lydall, Inc.* (Machinery)	1,450	77,720
Magellan Health, Inc.* (Health Care Providers & Services)	870	60,074
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,450	144,898
Marten Transport, Ltd. (Road & Rail)	870	20,402
Matthews International Corp. - Class A (Commercial Services & Supplies)	1,740	117,711
Medidata Solutions, Inc.* (Health Care Technology)	4,350	250,952
Medifast, Inc. (Personal Products)	580	25,735
Mercury Systems, Inc.* (Aerospace & Defense)	3,770	147,219
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,450	20,010
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	3,480	100,572
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,450	66,120
MicroStrategy, Inc.* - Class A (Software)	290	54,462
MiMedx Group, Inc.* (Biotechnology)	7,540	71,856
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,060	279,126
Mobile Mini, Inc. (Commercial Services & Supplies)	1,450	44,225
Momenta Pharmaceuticals, Inc.* (Biotechnology)	4,930	65,816
Monotype Imaging Holdings, Inc. (Software)	1,160	23,316
Monro Muffler Brake, Inc. (Specialty Retail)	1,160	60,435
Multi-Color Corp. (Commercial Services & Supplies)	580	41,180
MYR Group, Inc.* (Construction & Engineering)	1,160	47,560
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	2,030	61,834
National Bank Holdings Corp. (Banks)	2,030	65,975
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,160	45,530
Nautilus, Inc.* (Leisure Products)	1,740	31,755
Navigant Consulting, Inc.* (Professional Services)	3,480	79,553
NBT Bancorp, Inc. (Banks)	2,030	75,252
Neenah Paper, Inc. (Paper & Forest Products)	870	64,989
Nektar Therapeutics* (Pharmaceuticals)	6,960	163,350
Neogen Corp.* (Health Care Equipment & Supplies)	2,900	190,095
NETGEAR, Inc.* (Communications Equipment)	1,450	71,848
NIC, Inc. (Internet Software & Services)	4,640	93,727
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,450	3,770
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	3,480	62,710
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	4,640	78,138
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	2,320	128,760
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	3,770	126,295
Omnicell, Inc.* (Health Care Technology)	2,900	117,885

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
On Assignment, Inc.* (Professional Services)	1,740	$84,442
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	4,350	56,246
Orion Marine Group, Inc.* (Construction & Engineering)	2,030	15,164
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,450	24,650
Orthofix International N.V.* (Health Care Equipment & Supplies)	580	22,127
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	580	33,211
Parkway, Inc. (Equity Real Estate Investment Trusts)	1,740	34,609
Patrick Industries, Inc.* (Building Products)	1,160	82,244
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,320	144,652
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,320	35,125
PetMed Express, Inc. (Internet & Direct Marketing Retail)	1,160	23,362
PGT, Inc.* (Building Products)	3,770	40,528
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	580	16,298
Pinnacle Financial Partners, Inc. (Banks)	3,480	231,246
Pioneer Energy Services Corp.* (Energy Equipment & Services)	2,610	10,440
Piper Jaffray Cos. (Capital Markets)	1,160	74,066
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	2,320	152,540
Progenics Pharmaceuticals, Inc.* (Biotechnology)	5,510	52,014
Progress Software Corp. (Software)	3,770	109,519
Proto Labs, Inc.* (Machinery)	1,740	88,914
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	2,610	67,469
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	870	99,841
Quaker Chemical Corp. (Chemicals)	1,160	152,725
Qualys, Inc.* (Software)	2,320	87,928
Quanex Building Products Corp. (Building Products)	2,610	52,853
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	8,410	110,507
Raven Industries, Inc. (Industrial Conglomerates)	1,740	50,547
Repligen Corp.* (Biotechnology)	2,610	91,872
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	5,510	115,875
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	290	26,242
RLI Corp. (Insurance)	1,450	87,029
Rogers Corp.* (Electronic Equipment, Instruments & Components)	870	74,707
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,320	51,968
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,160	23,258
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,610	72,897
Saia, Inc.* (Road & Rail)	1,160	51,388
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	580	35,740
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	4,060	39,788
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	4,060	96,019
Select Comfort Corp.* (Specialty Retail)	1,740	43,135
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	3,190	107,822
ServisFirst Bancshares, Inc. (Banks)	3,480	126,602
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	870	29,058
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	2,610	126,037
Shutterstock, Inc.* (Internet Software & Services)	1,450	59,958
Simmons First National Corp. - Class A (Banks)	1,160	63,974
Simpson Manufacturing Co., Inc. (Building Products)	3,190	137,456
Sonic Corp. (Hotels, Restaurants & Leisure)	2,030	51,481
South Jersey Industries, Inc. (Gas Utilities)	6,090	217,108
Southside Bancshares, Inc. (Banks)	2,030	68,147
SpartanNash Co. (Food & Staples Retailing)	2,900	101,471
Sps Commerce, Inc.* (Internet Software & Services)	1,450	84,811
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,960	58,742
Stamps.com, Inc.* (Internet Software & Services)	1,160	137,285
Stepan Co. (Chemicals)	870	68,565
Sterling Bancorp (Banks)	10,440	247,427
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	2,610	100,615
Stillwater Mining Co.* (Metals & Mining)	6,090	105,174
Strayer Education, Inc. (Diversified Consumer Services)	290	23,342
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	2,030	22,330
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	7,250	115,855
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,450	36,758
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	3,770	118,001
SurModics, Inc.* (Health Care Equipment & Supplies)	1,160	27,898
Synchronoss Technologies, Inc.* (Software)	3,190	77,836
Tailored Brands, Inc. (Specialty Retail)	1,740	25,996
TASER International, Inc.* (Aerospace & Defense)	4,060	92,527
Tennant Co. (Machinery)	870	63,206
Tesco Corp.* (Energy Equipment & Services)	1,160	9,338
Tetra Tech, Inc. (Commercial Services & Supplies)	4,350	177,697
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,900	11,803
The Children’s Place, Inc. (Specialty Retail)	1,450	174,072
The Ensign Group, Inc. (Health Care Providers & Services)	2,030	38,164
The Marcus Corp. (Hotels, Restaurants & Leisure)	1,450	46,545
The Medicines Co.* (Pharmaceuticals)	2,030	99,267

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tile Shop Holdings, Inc. (Specialty Retail)	2,610	$50,243
Tivity Health, Inc.* (Health Care Providers & Services)	1,160	33,756
TiVo Corp. (Software)	9,280	174,000
Tompkins Financial Corp. (Banks)	870	70,079
TopBuild Corp.* (Household Durables)	2,900	136,300
Trex Co., Inc.* (Building Products)	2,320	160,984
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	4,060	31,871
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	6,380	102,909
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	870	56,811
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	5,510	264,425
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	870	25,769
UniFirst Corp. (Commercial Services & Supplies)	580	82,041
Unit Corp.* (Energy Equipment & Services)	1,450	35,032
United Bankshares, Inc. (Banks)	2,610	110,273
United Community Banks, Inc. (Banks)	5,510	152,572
Universal Electronics, Inc.* (Household Durables)	1,160	79,460
Universal Forest Products, Inc. (Building Products)	870	85,730
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	580	37,410
Universal Insurance Holdings, Inc. (Insurance)	2,610	63,945
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	2,320	47,699
US Concrete, Inc.* (Construction Materials)	870	56,159
US Ecology, Inc. (Commercial Services & Supplies)	1,740	81,519
Varex Imaging Corp.* (Health Care Equipment & Supplies)	2,900	97,440
VASCO Data Security International, Inc.* (Software)	870	11,745
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,450	43,283
Viad Corp. (Commercial Services & Supplies)	1,450	65,540
Vicor Corp.* (Electrical Equipment)	1,160	18,676
Vista Outdoor, Inc.* (Leisure Products)	2,030	41,798
WageWorks, Inc.* (Professional Services)	2,900	209,670
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	2,030	84,630
Watts Water Technologies, Inc. - Class A (Machinery)	1,160	72,326
WD-40 Co. (Household Products)	580	63,191
Westamerica Bancorp (Banks)	1,160	64,763
William Lyon Homes* - Class A (Household Durables)	870	17,939
Wingstop, Inc. (Hotels, Restaurants & Leisure)	2,320	65,610
Winnebago Industries, Inc. (Automobiles)	2,030	59,378
WisdomTree Investments, Inc. (Capital Markets)	5,510	50,031
World Wrestling Entertainment, Inc. - Class A (Media)	2,900	64,438
XO Group, Inc.* (Internet Software & Services)	870	14,973
Xperi Corp. (Semiconductors & Semiconductor Equipment)	3,770	127,992
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	2,900	161,269
Zumiez, Inc.* (Specialty Retail)	1,450	26,535
TOTAL COMMON STOCKS (Cost $20,835,363)		28,256,353

TOTAL INVESTMENT SECURITIES (Cost $20,835,363) - 100.2%		28,256,353
Net other assets (liabilities) - (0.2)%		(53,105)

NET ASSETS - 100.0%		$28,203,248

*	Non-income producing security.

See accompanying notes to schedules of portfolio investments.

ProFund VP Small-Cap Growth invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$345,941	1.2%
Air Freight & Logistics	68,977	0.2%
Airlines	328,005	1.2%
Auto Components	459,720	1.6%
Automobiles	59,378	0.2%
Banks	3,377,850	12.0%
Beverages	59,746	0.2%
Biotechnology	611,401	2.2%
Building Products	989,876	3.5%
Capital Markets	501,793	1.8%
Chemicals	912,168	3.2%
Commercial Services & Supplies	961,746	3.4%
Communications Equipment	378,946	1.3%
Construction & Engineering	62,724	0.2%
Construction Materials	192,343	0.7%
Consumer Finance	58,046	0.2%
Diversified Consumer Services	122,544	0.4%
Diversified Telecommunication Services	265,075	0.9%
Electrical Equipment	87,696	0.3%
Electronic Equipment, Instruments & Components	871,166	3.1%
Energy Equipment & Services	403,019	1.4%
Equity Real Estate Investment Trusts	2,023,275	7.1%
Food & Staples Retailing	101,471	0.4%
Food Products	380,251	1.3%
Gas Utilities	217,108	0.8%
Health Care Equipment & Supplies	1,538,419	5.5%
Health Care Providers & Services	693,671	2.5%
Health Care Technology	547,729	1.9%
Hotels, Restaurants & Leisure	1,066,721	3.9%
Household Durables	529,175	1.9%
Household Products	186,061	0.7%
Industrial Conglomerates	50,547	0.2%
Insurance	207,437	0.7%
Internet & Direct Marketing Retail	278,159	1.0%
Internet Software & Services	408,401	1.4%
IT Services	334,503	1.2%
Leisure Products	118,497	0.4%
Life Sciences Tools & Services	149,060	0.5%
Machinery	1,345,070	4.9%
Media	64,438	0.2%
Metals & Mining	203,174	0.7%
Multiline Retail	126,295	0.4%
Oil, Gas & Consumable Fuels	357,074	1.3%
Paper & Forest Products	110,299	0.4%
Personal Products	46,934	0.2%
Pharmaceuticals	690,849	2.4%
Professional Services	571,286	2.0%
Real Estate Management & Development	48,146	0.2%
Road & Rail	276,138	1.0%
Semiconductors & Semiconductor Equipment	1,548,960	5.6%
Software	1,074,859	3.8%
Specialty Retail	668,980	2.4%
Technology Hardware, Storage & Peripherals	121,722	0.4%
Textiles, Apparel & Luxury Goods	146,911	0.5%
Thrifts & Mortgage Finance	581,627	2.1%
Trading Companies & Distributors	125,556	0.4%
Water Utilities	199,390	0.7%
Other**	(53,105)	(0.2)%
Total	$28,203,248	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.2%)
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	13,192	$1,422,492
Baidu, Inc.*ADR (Internet Software & Services)	5,335	920,394
BHP Billiton PLCADR (Metals & Mining)	34,047	1,060,564
BHP Billiton, Ltd.ADR (Metals & Mining)	30,458	1,106,235
China Life Insurance Co., Ltd.ADR (Insurance)	83,323	1,277,342
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	22,019	1,216,110
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	16,005	1,304,568
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	6,790	813,442
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	14,453	710,365
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	11,252	451,768
HDFC Bank, Ltd.ADR (Banks)	13,483	1,014,190
Himax Technologies, Inc.ADR (Semiconductors & Semiconductor Equipment)	64,408	587,401
ICICI Bank, Ltd.ADR (Banks)	81,383	699,894
Infosys Technologies, Ltd.ADR (IT Services)	49,082	775,496
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	27,936	869,089
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	30,943	512,726
Jumei International Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	100,007	369,026
Korea Electric Power Corp.ADR (Electric Utilities)	34,144	707,805
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	43,747	595,834
Melco Crown Entertainment, Ltd.ADR (Hotels, Restaurants & Leisure)	28,130	521,530
Momo, Inc.*ADR (Internet Software & Services)	18,139	617,996
Netease.com, Inc.ADR (Internet Software & Services)	3,007	853,988
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	11,640	702,823
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	20,758	1,520,523
POSCOADR (Metals & Mining)	11,155	719,498
Silicon Motion TechnologyADR (Semiconductors & Semiconductor Equipment)	10,864	507,892
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	53,932	1,771,127
TAL Education Group*ADR (Diversified Consumer Services)	6,984	744,285
Tata Motors, Ltd.ADR (Automobiles)	19,109	681,236
Yingli Green Energy Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	49,761	107,981
TOTAL COMMON STOCKS (Cost $14,221,331)		25,163,620

	Principal Amount	Value
Repurchase Agreements (0.3%)(a)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $82,005	$82,000	$82,000
TOTAL REPURCHASE AGREEMENTS (Cost $82,000)		82,000

TOTAL INVESTMENT SECURITIES (Cost $14,303,331) - 99.5%		25,245,620
Net other assets (liabilities) - 0.5%		128,951

NET ASSETS - 100.0%		$25,374,571

*	Non-income producing security.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Asia 30 invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Automobiles	$681,236	2.7%
Banks	1,714,084	6.7%
Diversified Consumer Services	1,447,108	5.7%
Electric Utilities	707,805	2.8%
Electronic Equipment, Instruments & Components	595,834	2.3%
Hotels, Restaurants & Leisure	521,530	2.1%
Insurance	1,277,342	5.0%
Internet & Direct Marketing Retail	1,948,480	7.7%
Internet Software & Services	3,814,870	15.1%
IT Services	775,496	3.1%
Metals & Mining	2,886,297	11.4%
Oil, Gas & Consumable Fuels	3,638,533	14.4%
Pharmaceuticals	451,768	1.8%
Semiconductors & Semiconductor Equipment	3,487,127	13.7%
Wireless Telecommunication Services	1,216,110	4.7%
Other**	210,951	0.8%
Total	$25,374,571	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of March 31, 2017:

	Value	% of Net Assets
Australia	$2,166,799	8.5%
China	12,747,040	50.3%
Hong Kong	1,737,640	6.8%
India	3,622,584	14.3%
South Korea	2,023,137	8.0%
Taiwan	2,866,420	11.3%
Other**	210,951	0.8%
Total	$25,374,571	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
ArcelorMittal*NYS - Class A (Metals & Mining)	78,771	$657,738
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	7,502	996,266
AstraZeneca PLCADR (Pharmaceuticals)	35,464	1,104,349
Banco Santander S.A.ADR (Banks)	200,849	1,219,154
Barclays PLCADR (Banks)	71,951	808,729
BP PLCADR (Oil, Gas & Consumable Fuels)	34,782	1,200,675
British American Tobacco PLCADR (Tobacco)	21,142	1,402,137
BT Group PLC SponADR (Diversified Telecommunication Services)	34,441	691,920
CRH PLCADR (Construction Materials)	20,119	707,585
Criteo S.A.*ADR (Internet Software & Services)	12,617	630,724
EricssonADR (Communications Equipment)	112,189	744,935
GlaxoSmithKline PLCADR (Pharmaceuticals)	28,985	1,222,007
HSBC Holdings PLCADR (Banks)	30,008	1,224,926
ING Groep N.V.ADR (Banks)	60,357	910,787
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	22,847	733,617
Lloyds Banking Group PLCADR (Banks)	280,302	953,027
National Grid PLCADR (Multi-Utilities)	13,299	844,221
Nokia Corp.ADR (Communications Equipment)	145,266	787,342
Prudential PLCADR (Insurance)	20,460	866,686
Rio Tinto PLCADR (Metals & Mining)	24,552	998,775
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	37,169	1,959,921
Ryanair Holdings PLC*ADR (Airlines)	7,502	622,516
S.A.P. SEADR (Software)	13,981	1,372,515
SanofiADR (Pharmaceuticals)	22,506	1,018,397
Statoil ASAADR (Oil, Gas & Consumable Fuels)	48,422	831,890
Telefonica S.A.ADR (Diversified Telecommunication Services)	90,365	1,011,184
Tenaris S.A.ADR (Energy Equipment & Services)	17,732	605,370
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	26,939	1,358,264
Unilever N.V.NYS (Personal Products)	32,054	1,592,443
Vodafone Group PLCADR (Wireless Telecommunication Services)	37,510	991,389
TOTAL COMMON STOCKS (Cost $22,870,491)		30,069,489

TOTAL INVESTMENT SECURITIES (Cost $22,870,491) - 100.0%		30,069,489
Net other assets (liabilities) - NM		15,014

NET ASSETS - 100.0%		$30,084,503

*	Non-income producing security
ADR	American Depositary Receipt
NYS	New York Shares

See accompanying notes to schedules of portfolio investments.

ProFund VP Europe 30 invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Airlines	$622,516	2.1%
Banks	5,116,623	16.9%
Communications Equipment	1,532,277	5.1%
Construction Materials	707,585	2.3%
Diversified Telecommunication Services	1,703,104	5.7%
Energy Equipment & Services	605,370	2.0%
Industrial Conglomerates	733,617	2.4%
Insurance	866,686	2.9%
Internet Software & Services	630,724	2.1%
Metals & Mining	1,656,513	5.5%
Multi-Utilities	844,221	2.8%
Oil, Gas & Consumable Fuels	5,350,750	17.9%
Personal Products	1,592,443	5.3%
Pharmaceuticals	3,344,753	11.1%
Semiconductors & Semiconductor Equipment	996,266	3.3%
Software	1,372,515	4.6%
Tobacco	1,402,137	4.7%
Wireless Telecommunication Services	991,389	3.3%
Other**	15,014	NM
Total	$30,084,503	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of March 31, 2017:

	Value	% of Net Assets
Finland	$787,342	2.6%
France	3,007,385	10.0%
Germany	1,372,515	4.6%
Ireland	1,330,101	4.4%
Luxembourg	1,263,108	4.2%
Netherlands	4,600,591	15.3%
Norway	831,890	2.8%
Spain	2,230,338	7.4%
Sweden	744,935	2.5%
United Kingdom	13,901,284	46.2%
Other**	15,014	NM
Total	$30,084,503	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (100.6%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $10,301,596	$10,301,000	$10,301,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,301,000)		10,301,000

TOTAL INVESTMENT SECURITIES (Cost $10,301,000) - 100.6%		10,301,000
Net other assets (liabilities) - (0.6)%		(58,122)

NET ASSETS - 100.0%		$10,242,878

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $1,327,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	4/27/17	1.26%	$4,347,981	$(6,858)
MSCI EAFE Index	UBS AG	4/27/17	1.76%	5,883,446	(12,195)
				$10,231,427	$(19,053)

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (81.8%)
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	22,246	$144,154
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	19,976	2,154,011
Ambev S.A.ADR (Beverages)	80,585	464,170
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	22,019	312,009
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	7,491	80,678
Baidu, Inc.*ADR (Internet Software & Services)	4,994	861,565
Banco Bradesco S.A.ADR (Banks)	50,848	520,683
Banco Santander Brasil S.A.ADR (Banks)	3,178	28,030
BRF S.A.ADR (Food Products)	11,123	136,257
Cemex S.A.B. de C.V.*ADR (Construction Materials)	25,651	232,655
China Life Insurance Co., Ltd.ADR (Insurance)	27,240	417,589
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	20,203	1,115,812
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	4,767	388,558
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	2,497	121,529
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	10,896	146,769
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	7,037	239,117
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	2,951	353,530
CPFL Energia S.A.ADR (Electric Utilities)	5,902	96,734
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	7,037	345,869
Enersis S.A.ADR (Electric Utilities)	10,442	108,492
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,497	221,034
Grupo Televisa S.A.ADR (Media)	8,853	229,647
HDFC Bank, Ltd.ADR (Banks)	7,491	563,473
ICICI Bank, Ltd.ADR (Banks)	26,105	224,503
Infosys Technologies, Ltd.ADR (IT Services)	36,547	577,442
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	17,479	543,771
KB Financial Group, Inc.ADR (Banks)	7,718	339,360
Korea Electric Power Corp.ADR (Electric Utilities)	9,307	192,934
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	8,172	111,303
Mobile TeleSystems PJSCADR (Wireless Telecommunication Services)	9,080	100,152
Netease.com, Inc.ADR (Internet Software & Services)	1,362	386,808
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	3,859	282,672
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	27,240	263,956
POSCOADR (Metals & Mining)	5,902	380,679
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	9,080	283,024
Sasol, Ltd.ADR (Chemicals)	9,307	273,626
Semiconductor Manufacturing International Corp.*ADR (Semiconductors & Semiconductor Equipment)	13,620	85,534
Shinhan Financial Group Co., Ltd.ADR (Banks)	8,626	360,481
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	6,583	165,760
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	68,327	2,243,859
Tata Motors, Ltd.ADR (Automobiles)	3,632	129,481
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	7,491	111,241
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	7,718	175,430
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	43,584	84,117
Vale S.A.ADR (Metals & Mining)	23,608	224,276
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	6,583	87,817
Wipro, Ltd.ADR (IT Services)	10,669	109,144
TOTAL COMMON STOCKS (Cost $12,911,520)		17,019,735

Preferred Stocks (6.7%)
Itau Unibanco Holding S.A.ADR (Banks)	59,247	715,112
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	37,455	345,335
Vale S.A.ADR (Metals & Mining)	36,093	324,115
TOTAL PREFERRED STOCKS (Cost $930,909)		1,384,562

	Principal Amount	Value
Repurchase Agreements (10.0%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $2,089,121	$2,089,000	$2,089,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,089,000)		2,089,000

TOTAL INVESTMENT SECURITIES (Cost $15,931,429) - 98.5%		20,493,297
Net other assets (liabilities) - 1.5%		320,426

NET ASSETS - 100.0%		$20,813,723

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $412,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	4/27/17	1.41%	$332,327	$(235)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	4/27/17	1.46%	2,072,084	4,461
				$2,404,411	$4,226

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Emerging Markets invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Automobiles	$129,481	0.6%
Banks	2,751,642	13.2%
Beverages	685,204	3.3%
Chemicals	273,626	1.3%
Construction Materials	232,655	1.1%
Diversified Telecommunication Services	901,680	4.3%
Electric Utilities	398,160	1.9%
Electronic Equipment, Instruments & Components	111,303	0.5%
Food Products	136,257	0.7%
Insurance	417,589	2.0%
Internet & Direct Marketing Retail	977,457	4.7%
Internet Software & Services	3,402,384	16.4%
IT Services	686,586	3.3%
Media	229,647	1.1%
Metals & Mining	1,009,748	4.9%
Oil, Gas & Consumable Fuels	1,809,481	8.7%
Semiconductors & Semiconductor Equipment	2,557,664	12.3%
Wireless Telecommunication Services	1,693,733	8.2%
Other**	2,409,426	11.5%
Total	$20,813,723	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of March 31, 2017:

	Value	% of Net Assets
Brazil	$3,405,339	16.4%
Chile	108,492	0.5%
China	6,176,022	29.7%
Hong Kong	1,115,812	5.4%
India	1,604,043	7.7%
Indonesia	283,024	1.4%
Mexico	995,345	4.8%
Russia	100,152	0.5%
South Africa	354,304	1.7%
South Korea	1,550,517	7.4%
Taiwan	2,711,247	13.0%
Other**	2,409,426	11.5%
Total	$20,813,723	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (95.7%)(a)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $10,252,593	$10,252,000	$10,252,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,252,000)		10,252,000

TOTAL INVESTMENT SECURITIES (Cost $10,252,000) - 95.7%		10,252,000
Net other assets (liabilities) - 4.3%		465,332

NET ASSETS - 100.0%		$10,717,332

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	112	6/9/17	$10,651,200	$(225,062)

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (52.1%)
3M Co. (Industrial Conglomerates)	336	$64,287
Abbott Laboratories (Health Care Equipment & Supplies)	980	43,522
AbbVie, Inc. (Biotechnology)	910	59,296
Accenture PLC - Class A (IT Services)	357	42,797
Activision Blizzard, Inc. (Software)	392	19,545
Acuity Brands, Inc. (Electrical Equipment)	28	5,712
Adobe Systems, Inc.* (Software)	280	36,436
Advance Auto Parts, Inc. (Specialty Retail)	42	6,227
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	441	6,417
Aetna, Inc. (Health Care Providers & Services)	203	25,893
Affiliated Managers Group, Inc. (Capital Markets)	35	5,738
Aflac, Inc. (Insurance)	231	16,729
Agilent Technologies, Inc. (Life Sciences Tools & Services)	182	9,622
Air Products & Chemicals, Inc. (Chemicals)	126	17,047
Akamai Technologies, Inc.* (Internet Software & Services)	98	5,851
Alaska Air Group, Inc. (Airlines)	70	6,455
Albemarle Corp. (Chemicals)	63	6,655
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	49	5,415
Alexion Pharmaceuticals, Inc.* (Biotechnology)	126	15,276
Allegion PLC (Building Products)	56	4,239
Allergan PLC (Pharmaceuticals)	189	45,156
Alliance Data Systems Corp. (IT Services)	35	8,715
Alliant Energy Corp. (Electric Utilities)	133	5,268
Alphabet, Inc.* - Class A (Internet Software & Services)	168	142,430
Alphabet, Inc.* - Class C (Internet Software & Services)	168	139,366
Altria Group, Inc. (Tobacco)	1,106	78,991
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	224	198,585
Ameren Corp. (Multi-Utilities)	140	7,643
American Airlines Group, Inc. (Airlines)	287	12,140
American Electric Power Co., Inc. (Electric Utilities)	280	18,796
American Express Co. (Consumer Finance)	434	34,334
American International Group, Inc. (Insurance)	532	33,213
American Tower Corp. (Equity Real Estate Investment Trusts)	245	29,778
American Water Works Co., Inc. (Water Utilities)	98	7,621
Ameriprise Financial, Inc. (Capital Markets)	91	11,801
AmerisourceBergen Corp. (Health Care Providers & Services)	91	8,054
AMETEK, Inc. (Electrical Equipment)	133	7,193
Amgen, Inc. (Biotechnology)	420	68,909
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	175	12,455
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	315	19,530
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	210	17,210
Anthem, Inc. (Health Care Providers & Services)	147	24,311
Aon PLC (Insurance)	147	17,447
Apache Corp. (Oil, Gas & Consumable Fuels)	217	11,152
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	91	4,036
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2,982	428,394
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	616	23,962
Archer-Daniels-Midland Co. (Food Products)	322	14,825
Arconic, Inc. (Aerospace & Defense)	252	6,638
Arthur J. Gallagher & Co. (Insurance)	105	5,937
Assurant, Inc. (Insurance)	35	3,348
AT&T, Inc. (Diversified Telecommunication Services)	3,493	145,133
Autodesk, Inc.* (Software)	112	9,685
Automatic Data Processing, Inc. (IT Services)	252	25,802
AutoNation, Inc.* (Specialty Retail)	35	1,480
AutoZone, Inc.* (Specialty Retail)	14	10,123
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	77	14,137
Avery Dennison Corp. (Containers & Packaging)	49	3,949
Baker Hughes, Inc. (Energy Equipment & Services)	245	14,656
Ball Corp. (Containers & Packaging)	98	7,277
Bank of America Corp. (Banks)	5,705	134,581
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	42	10,439
Baxter International, Inc. (Health Care Equipment & Supplies)	280	14,521
BB&T Corp. (Banks)	462	20,651
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	119	21,829
Bed Bath & Beyond, Inc. (Specialty Retail)	84	3,315
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,078	179,681
Best Buy Co., Inc. (Specialty Retail)	154	7,569
Biogen, Inc.* (Biotechnology)	126	34,451
BlackRock, Inc. - Class A (Capital Markets)	70	26,846
BorgWarner, Inc. (Auto Components)	112	4,680
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	91	12,049
Boston Scientific Corp.* (Health Care Equipment & Supplies)	777	19,324

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Bristol-Myers Squibb Co. (Pharmaceuticals)	952	$51,770
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	231	50,580
Brown-Forman Corp. - Class B (Beverages)	98	4,526
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	77	5,951
CA, Inc. (Software)	175	5,551
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	273	6,527
Campbell Soup Co. (Food Products)	112	6,411
Capital One Financial Corp. (Consumer Finance)	273	23,658
Cardinal Health, Inc. (Health Care Providers & Services)	182	14,842
CarMax, Inc.* (Specialty Retail)	105	6,218
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	238	14,021
Caterpillar, Inc. (Machinery)	336	31,168
CBOE Holdings, Inc. (Capital Markets)	49	3,972
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	168	5,845
CBS Corp. - Class B (Media)	210	14,566
Celgene Corp.* (Biotechnology)	441	54,874
Centene Corp.* (Health Care Providers & Services)	98	6,983
CenterPoint Energy, Inc. (Multi-Utilities)	245	6,755
CenturyLink, Inc. (Diversified Telecommunication Services)	308	7,260
Cerner Corp.* (Health Care Technology)	168	9,887
CF Industries Holdings, Inc. (Chemicals)	133	3,904
Charter Communications, Inc.* - Class A (Media)	119	38,951
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	434	2,578
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,078	115,745
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	14	6,237
Chubb, Ltd. (Insurance)	266	36,242
Church & Dwight Co., Inc. (Household Products)	147	7,331
Cigna Corp. (Health Care Providers & Services)	147	21,534
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	56	6,691
Cincinnati Financial Corp. (Insurance)	84	6,071
Cintas Corp. (Commercial Services & Supplies)	49	6,200
Cisco Systems, Inc. (Communications Equipment)	2,849	96,296
Citigroup, Inc. (Banks)	1,575	94,217
Citizens Financial Group, Inc. (Banks)	287	9,916
Citrix Systems, Inc.* (Software)	91	7,588
CME Group, Inc. (Capital Markets)	196	23,285
CMS Energy Corp. (Multi-Utilities)	161	7,203
Coach, Inc. (Textiles, Apparel & Luxury Goods)	161	6,654
Cognizant Technology Solutions Corp.* (IT Services)	343	20,415
Colgate-Palmolive Co. (Household Products)	504	36,888
Comcast Corp. - Class A (Media)	2,695	101,304
Comerica, Inc. (Banks)	98	6,721
ConAgra Foods, Inc. (Food Products)	238	9,601
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	84	10,781
ConocoPhillips (Oil, Gas & Consumable Fuels)	700	34,909
Consolidated Edison, Inc. (Multi-Utilities)	175	13,591
Constellation Brands, Inc. - Class A (Beverages)	98	15,883
Corning, Inc. (Electronic Equipment, Instruments & Components)	525	14,175
Costco Wholesale Corp. (Food & Staples Retailing)	252	42,258
Coty, Inc. (Personal Products)	266	4,823
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	203	19,174
CSRA, Inc. (IT Services)	84	2,460
CSX Corp. (Road & Rail)	525	24,439
Cummins, Inc. (Machinery)	91	13,759
CVS Health Corp. (Food & Staples Retailing)	581	45,609
D.R. Horton, Inc. (Household Durables)	196	6,529
Danaher Corp. (Health Care Equipment & Supplies)	350	29,936
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	70	5,857
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	91	6,185
Deere & Co. (Machinery)	168	18,288
Delphi Automotive PLC (Auto Components)	154	12,396
Delta Air Lines, Inc. (Airlines)	413	18,982
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	133	8,305
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	301	12,558
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	91	9,681
Discover Financial Services (Consumer Finance)	217	14,841
Discovery Communications, Inc.* - Class A (Media)	84	2,444
Discovery Communications, Inc.* - Class C (Media)	126	3,567
Dish Network Corp.* - Class A (Media)	126	8,000
Dollar General Corp. (Multiline Retail)	147	10,250
Dollar Tree, Inc.* (Multiline Retail)	133	10,435
Dominion Resources, Inc. (Multi-Utilities)	357	27,691
Dover Corp. (Machinery)	91	7,312
Dr. Pepper Snapple Group, Inc. (Beverages)	105	10,282
DTE Energy Co. (Multi-Utilities)	105	10,722
Duke Energy Corp. (Electric Utilities)	399	32,723
E*TRADE Financial Corp.* (Capital Markets)	154	5,373
E.I. du Pont de Nemours & Co. (Chemicals)	490	39,362
Eastman Chemical Co. (Chemicals)	84	6,787
Eaton Corp. PLC (Electrical Equipment)	259	19,205
eBay, Inc.* (Internet Software & Services)	574	19,269
Ecolab, Inc. (Chemicals)	147	18,425
Edison International (Electric Utilities)	182	14,489
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	119	11,194

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Electronic Arts, Inc.* (Software)	175		$15,666
Eli Lilly & Co. (Pharmaceuticals)	553		46,513
Emerson Electric Co. (Electrical Equipment)	364		21,788
Entergy Corp. (Electric Utilities)	105		7,976
Envision Healthcare Corp.* (Health Care Providers & Services)	70		4,292
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	329		32,094
EQT Corp. (Oil, Gas & Consumable Fuels)	98		5,988
Equifax, Inc. (Professional Services)	70		9,571
Equinix, Inc. (Equity Real Estate Investment Trusts)	42		16,816
Equity Residential (Equity Real Estate Investment Trusts)	210		13,066
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	35		8,104
Eversource Energy (Electric Utilities)	182		10,698
Exelon Corp. (Electric Utilities)	525		18,890
Expedia, Inc. (Internet & Direct Marketing Retail)	70		8,832
Expeditors International of Washington, Inc. (Air Freight & Logistics)	105		5,931
Express Scripts Holding Co.* (Health Care Providers & Services)	343		22,607
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	70		5,207
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,359		193,461
F5 Networks, Inc.* (Communications Equipment)	35		4,990
Facebook, Inc.* - Class A (Internet Software & Services)	1,337		189,922
Fastenal Co. (Trading Companies & Distributors)	168		8,653
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	42		5,607
FedEx Corp. (Air Freight & Logistics)	140		27,321
Fidelity National Information Services, Inc. (IT Services)	189		15,048
Fifth Third Bancorp (Banks)	427		10,846
First Horizon National Corp. (Banks)	—	(a)	6
FirstEnergy Corp. (Electric Utilities)	252		8,019
Fiserv, Inc.* (IT Services)	119		13,722
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	77		2,794
Flowserve Corp. (Machinery)	77		3,728
Fluor Corp. (Construction & Engineering)	77		4,052
FMC Corp. (Chemicals)	77		5,358
Foot Locker, Inc. (Specialty Retail)	77		5,760
Ford Motor Co. (Automobiles)	2,219		25,829
Fortive Corp. (Machinery)	168		10,117
Fortune Brands Home & Security, Inc. (Building Products)	84		5,111
Franklin Resources, Inc. (Capital Markets)	196		8,259
Freeport-McMoRan, Inc.* (Metals & Mining)	756		10,100
Garmin, Ltd. (Household Durables)	63		3,220
General Dynamics Corp. (Aerospace & Defense)	161		30,139
General Electric Co. (Industrial Conglomerates)	4,963		147,897
General Mills, Inc. (Food Products)	329		19,414
General Motors Co. (Automobiles)	777		27,475
Genuine Parts Co. (Distributors)	84		7,763
GGP, Inc. (Equity Real Estate Investment Trusts)	329		7,626
Gilead Sciences, Inc. (Biotechnology)	742		50,397
Global Payments, Inc. (IT Services)	84		6,777
H & R Block, Inc. (Diversified Consumer Services)	119		2,767
Halliburton Co. (Energy Equipment & Services)	490		24,113
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	217		4,505
Harley-Davidson, Inc. (Automobiles)	98		5,929
Harris Corp. (Communications Equipment)	70		7,789
Hartford Financial Services Group, Inc. (Insurance)	210		10,095
Hasbro, Inc. (Leisure Products)	63		6,288
HCA Holdings, Inc.* (Health Care Providers & Services)	161		14,327
HCP, Inc. (Equity Real Estate Investment Trusts)	266		8,320
Helmerich & Payne, Inc. (Energy Equipment & Services)	63		4,194
Henry Schein, Inc.* (Health Care Providers & Services)	42		7,139
Hess Corp. (Oil, Gas & Consumable Fuels)	154		7,424
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	945		22,397
Hologic, Inc.* (Health Care Equipment & Supplies)	161		6,851
Honeywell International, Inc. (Industrial Conglomerates)	434		54,194
Hormel Foods Corp. (Food Products)	154		5,333
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	420		7,837
HP, Inc. (Technology Hardware, Storage & Peripherals)	966		17,272
Humana, Inc. (Health Care Providers & Services)	84		17,316
Huntington Bancshares, Inc. (Banks)	616		8,248
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	49		7,576
Illinois Tool Works, Inc. (Machinery)	175		23,183
Illumina, Inc.* (Life Sciences Tools & Services)	84		14,334
Incyte Corp.* (Biotechnology)	98		13,100
Ingersoll-Rand PLC (Machinery)	147		11,954
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,688		96,955
Intercontinental Exchange, Inc. (Capital Markets)	336		20,116
International Business Machines Corp. (IT Services)	490		85,329
International Flavors & Fragrances, Inc. (Chemicals)	42		5,566
International Paper Co. (Containers & Packaging)	231		11,731
Intuit, Inc. (Software)	140		16,239
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	21		16,096
Invesco, Ltd. (Capital Markets)	231		7,076

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	140	$4,994
J.B. Hunt Transport Services, Inc. (Road & Rail)	49	4,495
Jacobs Engineering Group, Inc. (Construction & Engineering)	70	3,870
Johnson & Johnson (Pharmaceuticals)	1,547	192,678
Johnson Controls International PLC (Building Products)	532	22,409
JPMorgan Chase & Co. (Banks)	2,030	178,314
Juniper Networks, Inc. (Communications Equipment)	217	6,039
Kansas City Southern Industries, Inc. (Road & Rail)	63	5,403
Kellogg Co. (Food Products)	147	10,674
KeyCorp (Banks)	609	10,828
Kimberly-Clark Corp. (Household Products)	203	26,721
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	245	5,412
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,092	23,740
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	91	8,651
Kohl’s Corp. (Multiline Retail)	98	3,901
L Brands, Inc. (Specialty Retail)	140	6,594
L3 Technologies, Inc. (Aerospace & Defense)	42	6,942
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	56	8,034
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	91	11,681
Leggett & Platt, Inc. (Household Durables)	77	3,875
Lennar Corp. - Class A (Household Durables)	119	6,092
Leucadia National Corp. (Diversified Financial Services)	182	4,732
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	168	9,613
Lincoln National Corp. (Insurance)	126	8,247
LKQ Corp.* (Distributors)	175	5,122
Lockheed Martin Corp. (Aerospace & Defense)	140	37,464
Loews Corp. (Insurance)	154	7,203
Lowe’s Cos., Inc. (Specialty Retail)	490	40,283
LyondellBasell Industries N.V. - Class A (Chemicals)	189	17,235
M&T Bank Corp. (Banks)	91	14,080
Macy’s, Inc. (Multiline Retail)	175	5,187
Mallinckrodt PLC* (Pharmaceuticals)	63	2,808
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	483	7,631
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	301	15,213
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	182	17,165
Marsh & McLennan Cos., Inc. (Insurance)	294	21,724
Martin Marietta Materials, Inc. (Construction Materials)	35	7,639
Masco Corp. (Building Products)	182	6,186
MasterCard, Inc. - Class A (IT Services)	539	60,621
Mattel, Inc. (Leisure Products)	196	5,020
McCormick & Co., Inc. (Food Products)	63	6,146
McDonald’s Corp. (Hotels, Restaurants & Leisure)	469	60,787
McKesson Corp. (Health Care Providers & Services)	119	17,643
Mead Johnson Nutrition Co. - Class A (Food Products)	105	9,353
Medtronic PLC (Health Care Equipment & Supplies)	777	62,594
Merck & Co., Inc. (Pharmaceuticals)	1,561	99,186
MetLife, Inc. (Insurance)	616	32,537
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	14	6,705
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	91	3,468
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	126	9,296
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	588	16,993
Microsoft Corp. (Software)	4,396	289,521
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	63	6,410
Mohawk Industries, Inc.* (Household Durables)	35	8,032
Molson Coors Brewing Co. - Class B (Beverages)	105	10,050
Mondelez International, Inc. - Class A (Food Products)	868	37,394
Monsanto Co. (Chemicals)	252	28,526
Monster Beverage Corp.* (Beverages)	231	10,665
Moody’s Corp. (Capital Markets)	91	10,196
Morgan Stanley (Capital Markets)	819	35,086
Motorola Solutions, Inc. (Communications Equipment)	91	7,846
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	91	2,602
Mylan N.V.* (Pharmaceuticals)	259	10,098
National Oilwell Varco, Inc. (Energy Equipment & Services)	217	8,700
Navient Corp. (Consumer Finance)	168	2,480
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	154	6,445
Netflix, Inc.* (Internet & Direct Marketing Retail)	245	36,213
Newell Rubbermaid, Inc. (Household Durables)	273	12,876
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	112	4,134
Newmont Mining Corp. (Metals & Mining)	301	9,921
News Corp. - Class A (Media)	217	2,821
News Corp. - Class B (Media)	70	945
NextEra Energy, Inc. (Electric Utilities)	266	34,147
Nielsen Holdings PLC (Professional Services)	189	7,808
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	756	42,131
NiSource, Inc. (Multi-Utilities)	182	4,330
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	245	8,413
Nordstrom, Inc. (Multiline Retail)	63	2,934
Norfolk Southern Corp. (Road & Rail)	168	18,811
Northern Trust Corp. (Capital Markets)	119	10,303
Northrop Grumman Corp. (Aerospace & Defense)	98	23,308

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	182	$3,403
Nucor Corp. (Metals & Mining)	182	10,869
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	336	36,600
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	434	27,498
Omnicom Group, Inc. (Media)	133	11,466
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	119	6,597
Oracle Corp. (Software)	1,708	76,194
O’Reilly Automotive, Inc.* (Specialty Retail)	49	13,222
PACCAR, Inc. (Machinery)	203	13,642
Parker-Hannifin Corp. (Machinery)	77	12,345
Patterson Cos., Inc. (Health Care Providers & Services)	49	2,216
Paychex, Inc. (IT Services)	182	10,720
PayPal Holdings, Inc.* (IT Services)	637	27,404
Pentair PLC (Machinery)	98	6,152
People’s United Financial, Inc. (Banks)	182	3,312
PepsiCo, Inc. (Beverages)	812	90,830
PerkinElmer, Inc. (Life Sciences Tools & Services)	63	3,658
Perrigo Co. PLC (Pharmaceuticals)	84	5,577
Pfizer, Inc. (Pharmaceuticals)	3,388	115,903
PG&E Corp. (Electric Utilities)	287	19,045
Philip Morris International, Inc. (Tobacco)	882	99,578
Phillips 66 (Oil, Gas & Consumable Fuels)	252	19,963
Pinnacle West Capital Corp. (Electric Utilities)	63	5,253
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	98	18,251
PNC Financial Services Group, Inc. (Banks)	280	33,667
PPG Industries, Inc. (Chemicals)	147	15,447
PPL Corp. (Electric Utilities)	385	14,395
Praxair, Inc. (Chemicals)	161	19,095
Principal Financial Group, Inc. (Insurance)	154	9,719
Prologis, Inc. (Equity Real Estate Investment Trusts)	301	15,616
Prudential Financial, Inc. (Insurance)	245	26,137
Public Service Enterprise Group, Inc. (Multi-Utilities)	287	12,728
Public Storage (Equity Real Estate Investment Trusts)	84	18,388
PulteGroup, Inc. (Household Durables)	161	3,792
PVH Corp. (Textiles, Apparel & Luxury Goods)	42	4,346
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	70	4,799
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	840	48,166
Quanta Services, Inc.* (Construction & Engineering)	84	3,117
Quest Diagnostics, Inc. (Health Care Providers & Services)	77	7,561
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	35	2,857
Range Resources Corp. (Oil, Gas & Consumable Fuels)	105	3,056
Raymond James Financial, Inc. (Capital Markets)	70	5,338
Raytheon Co. (Aerospace & Defense)	168	25,620
Realty Income Corp. (Equity Real Estate Investment Trusts)	154	9,168
Red Hat, Inc.* (Software)	98	8,477
Regency Centers Corp. (Equity Real Estate Investment Trusts)	84	5,577
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	42	16,275
Regions Financial Corp. (Banks)	686	9,968
Republic Services, Inc. - Class A (Commercial Services & Supplies)	133	8,354
Reynolds American, Inc. (Tobacco)	469	29,556
Robert Half International, Inc. (Professional Services)	70	3,418
Rockwell Automation, Inc. (Electrical Equipment)	70	10,900
Rockwell Collins, Inc. (Aerospace & Defense)	77	7,481
Roper Technologies, Inc. (Industrial Conglomerates)	56	11,563
Ross Stores, Inc. (Specialty Retail)	224	14,755
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	98	9,615
Ryder System, Inc. (Road & Rail)	28	2,112
S&P Global, Inc. (Capital Markets)	147	19,219
Salesforce.com, Inc.* (Software)	371	30,604
SCANA Corp. (Multi-Utilities)	84	5,489
Schlumberger, Ltd. (Energy Equipment & Services)	791	61,776
Scripps Networks Interactive, Inc. - Class A (Media)	56	4,389
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	168	7,716
Sealed Air Corp. (Containers & Packaging)	112	4,881
Sempra Energy (Multi-Utilities)	140	15,470
Signet Jewelers, Ltd. (Specialty Retail)	42	2,909
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	182	31,310
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	105	10,288
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	56	5,971
Snap-on, Inc. (Machinery)	35	5,903
Southwest Airlines Co. (Airlines)	350	18,816
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	280	2,288
Stanley Black & Decker, Inc. (Machinery)	84	11,161
Staples, Inc. (Specialty Retail)	371	3,254
Starbucks Corp. (Hotels, Restaurants & Leisure)	826	48,230
State Street Corp. (Capital Markets)	203	16,161
Stericycle, Inc.* (Commercial Services & Supplies)	49	4,062
Stryker Corp. (Health Care Equipment & Supplies)	175	23,039
SunTrust Banks, Inc. (Banks)	280	15,484
Symantec Corp. (Software)	350	10,738
Synchrony Financial (Consumer Finance)	441	15,126
Synopsys, Inc.* (Software)	84	6,059
Sysco Corp. (Food & Staples Retailing)	280	14,538

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
T. Rowe Price Group, Inc. (Capital Markets)	140	$9,541
Target Corp. (Multiline Retail)	315	17,386
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	203	15,133
TechnipFMC PLC* (Energy Equipment & Services)	266	8,645
TEGNA, Inc. (Media)	119	3,049
Teradata Corp.* (IT Services)	77	2,396
Tesoro Corp. (Oil, Gas & Consumable Fuels)	70	5,674
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	567	45,678
Textron, Inc. (Aerospace & Defense)	154	7,329
The AES Corp. (Independent Power & Renewable Electricity Producers)	378	4,226
The Allstate Corp. (Insurance)	210	17,113
The Bank of New York Mellon Corp. (Capital Markets)	588	27,771
The Boeing Co. (Aerospace & Defense)	322	56,950
The Charles Schwab Corp. (Capital Markets)	693	28,281
The Clorox Co. (Household Products)	70	9,438
The Coca-Cola Co. (Beverages)	2,198	93,282
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	28	5,597
The Dow Chemical Co. (Chemicals)	637	40,475
The Dun & Bradstreet Corp. (Professional Services)	21	2,267
The Estee Lauder Cos., Inc. - Class A (Personal Products)	126	10,683
The Gap, Inc. (Specialty Retail)	126	3,061
The Goldman Sachs Group, Inc. (Capital Markets)	210	48,242
The Goodyear Tire & Rubber Co. (Auto Components)	140	5,040
The Hershey Co. (Food Products)	77	8,412
The Home Depot, Inc. (Specialty Retail)	693	101,752
The Interpublic Group of Cos., Inc. (Media)	224	5,504
The JM Smucker Co. - Class A (Food Products)	63	8,258
The Kraft Heinz Co. (Food Products)	336	30,512
The Kroger Co. (Food & Staples Retailing)	525	15,482
The Macerich Co. (Equity Real Estate Investment Trusts)	70	4,508
The Mosaic Co. (Chemicals)	196	5,719
The NASDAQ OMX Group, Inc. (Capital Markets)	63	4,375
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	28	49,839
The Procter & Gamble Co. (Household Products)	1,456	130,821
The Progressive Corp. (Insurance)	329	12,890
The Sherwin-Williams Co. (Chemicals)	49	15,199
The Southern Co. (Electric Utilities)	567	28,225
The TJX Cos., Inc. (Specialty Retail)	371	29,339
The Travelers Cos., Inc. (Insurance)	161	19,407
The Walt Disney Co. (Media)	826	93,659
The Western Union Co. (IT Services)	273	5,556
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	469	13,878
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	224	34,406
Tiffany & Co. (Specialty Retail)	63	6,004
Time Warner, Inc. (Media)	441	43,089
Torchmark Corp. (Insurance)	63	4,854
Total System Services, Inc. (IT Services)	91	4,865
Tractor Supply Co. (Specialty Retail)	77	5,311
TransDigm Group, Inc. (Aerospace & Defense)	28	6,164
Transocean, Ltd.* (Energy Equipment & Services)	224	2,789
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	63	2,719
Twenty-First Century Fox, Inc. - Class A (Media)	602	19,499
Twenty-First Century Fox, Inc. - Class B (Media)	280	8,898
Tyson Foods, Inc. - Class A (Food Products)	161	9,935
U.S. Bancorp (Banks)	903	46,505
UDR, Inc. (Equity Real Estate Investment Trusts)	154	5,584
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	35	9,983
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	105	2,077
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	105	1,922
Union Pacific Corp. (Road & Rail)	462	48,935
United Continental Holdings, Inc.* (Airlines)	161	11,373
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	392	42,062
United Rentals, Inc.* (Trading Companies & Distributors)	49	6,127
United Technologies Corp. (Aerospace & Defense)	427	47,914
UnitedHealth Group, Inc. (Health Care Providers & Services)	539	88,402
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	49	6,098
Unum Group (Insurance)	133	6,236
V.F. Corp. (Textiles, Apparel & Luxury Goods)	189	10,389
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	259	17,169
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	56	5,103
Ventas, Inc. (Equity Real Estate Investment Trusts)	203	13,203
VeriSign, Inc.* (Internet Software & Services)	49	4,268
Verisk Analytics, Inc.* - Class A (Professional Services)	91	7,384
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,317	112,954
Vertex Pharmaceuticals, Inc.* (Biotechnology)	140	15,309
Viacom, Inc. - Class B (Media)	196	9,138
Visa, Inc. - Class A (IT Services)	1,057	93,936
Vornado Realty Trust (Equity Real Estate Investment Trusts)	98	9,830
Vulcan Materials Co. (Construction Materials)	77	9,277

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
W.W. Grainger, Inc. (Trading Companies & Distributors)	28	$6,517
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	483	40,113
Wal-Mart Stores, Inc. (Food & Staples Retailing)	854	61,556
Waste Management, Inc. (Commercial Services & Supplies)	231	16,844
Waters Corp.* (Life Sciences Tools & Services)	49	7,659
WEC Energy Group, Inc. (Multi-Utilities)	182	11,035
Wells Fargo & Co. (Banks)	2,562	142,600
Welltower, Inc. (Equity Real Estate Investment Trusts)	203	14,376
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	161	13,287
WestRock Co. (Containers & Packaging)	140	7,284
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	427	14,509
Whirlpool Corp. (Household Durables)	42	7,196
Whole Foods Market, Inc. (Food & Staples Retailing)	182	5,409
Willis Towers Watson PLC (Insurance)	70	9,162
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	63	5,310
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	42	4,814
Xcel Energy, Inc. (Electric Utilities)	287	12,757
Xerox Corp. (Technology Hardware, Storage & Peripherals)	483	3,545
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	140	8,105
XL Group, Ltd. (Insurance)	154	6,138
Xylem, Inc. (Machinery)	105	5,273
Yahoo!, Inc.* (Internet Software & Services)	497	23,066
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	189	12,077
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	112	13,676
Zions Bancorp (Banks)	112	4,704
Zoetis, Inc. (Pharmaceuticals)	280	14,944
TOTAL COMMON STOCKS (Cost $6,468,115)		11,523,779

	Principal Amount	Value
Repurchase Agreements (19.1%)(b)(c)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $4,211,244	$4,211,000	$4,211,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,211,000)		4,211,000

TOTAL INVESTMENT SECURITIES (Cost $10,679,115) - 71.2%		15,734,779
Net other assets (liabilities) - 28.8%		6,365,171

NET ASSETS - 100.0%		$22,099,950

*                           Non-income producing security

(a)                   Number of shares is less than 0.50.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $1,964,000.

(c)                    The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	9	6/19/17	$1,061,325	$(1,188)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	4/27/17	1.51%	$9,291,670	$289,299
SDPR S&P 500 ETF	Goldman Sachs International	4/27/17	1.26%	3,071,472	181,406
				12,363,142	470,705

S&P 500	UBS AG	4/27/17	1.36%	$10,515,938	$216,032
SDPR S&P 500 ETF	UBS AG	4/27/17	1.06%	8,664,818	93,149
				19,180,756	309,181
				$31,543,898	$779,886

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraBull invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$255,949	1.2%
Air Freight & Logistics	81,265	0.4%
Airlines	67,766	0.3%
Auto Components	22,116	0.1%
Automobiles	59,233	0.3%
Banks	744,648	3.4%
Beverages	235,518	1.0%
Biotechnology	327,887	1.5%
Building Products	37,945	0.2%
Capital Markets	326,979	1.5%
Chemicals	244,800	1.1%
Commercial Services & Supplies	35,460	0.2%
Communications Equipment	122,960	0.6%
Construction & Engineering	11,039	NM
Construction Materials	16,916	0.1%
Consumer Finance	90,439	0.4%
Containers & Packaging	35,122	0.2%
Distributors	12,885	0.1%
Diversified Consumer Services	2,767	NM
Diversified Financial Services	184,413	0.8%
Diversified Telecommunication Services	274,960	1.2%
Electric Utilities	230,681	1.1%
Electrical Equipment	64,798	0.3%
Electronic Equipment, Instruments & Components	44,557	0.2%
Energy Equipment & Services	124,873	0.6%
Equity Real Estate Investment Trusts	331,709	1.5%
Food & Staples Retailing	224,965	1.0%
Food Products	176,268	0.8%
Health Care Equipment & Supplies	299,602	1.4%
Health Care Providers & Services	303,437	1.4%
Health Care Technology	9,887	NM
Hotels, Restaurants & Leisure	184,113	0.8%
Household Durables	51,612	0.2%
Household Products	211,199	1.0%
Independent Power & Renewable Electricity Producers	7,629	NM
Industrial Conglomerates	277,941	1.2%
Insurance	310,449	1.4%
Internet & Direct Marketing Retail	296,188	1.3%
Internet Software & Services	524,172	2.4%
IT Services	426,563	1.9%
Leisure Products	11,308	0.1%
Life Sciences Tools & Services	76,384	0.3%
Machinery	173,985	0.8%
Media	371,289	1.6%
Metals & Mining	30,890	0.1%
Multiline Retail	50,093	0.2%
Multi-Utilities	122,657	0.6%
Oil, Gas & Consumable Fuels	635,545	2.8%
Personal Products	15,506	0.1%
Pharmaceuticals	584,633	2.6%
Professional Services	30,448	0.1%
Real Estate Management & Development	5,845	NM
Road & Rail	104,195	0.5%
Semiconductors & Semiconductor Equipment	395,381	1.8%
Software	532,303	2.4%
Specialty Retail	277,159	1.3%
Technology Hardware, Storage & Peripherals	499,056	2.3%
Textiles, Apparel & Luxury Goods	78,349	0.4%
Tobacco	208,125	0.9%
Trading Companies & Distributors	21,297	0.1%
Water Utilities	7,621	NM
Other**	10,576,171	47.9%
Total	$22,099,950	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (67.3%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	976	$14,601
A.O. Smith Corp. (Building Products)	1,342	68,657
Aaron’s, Inc. (Specialty Retail)	549	16,327
ABIOMED, Inc.* (Health Care Equipment & Supplies)	366	45,823
ACI Worldwide, Inc.* (Software)	1,037	22,181
Acxiom Corp.* (IT Services)	732	20,840
AECOM Technology Corp.* (Construction & Engineering)	1,403	49,932
AGCO Corp. (Machinery)	610	36,710
Akorn, Inc.* (Pharmaceuticals)	793	19,095
Alexander & Baldwin, Inc. (Real Estate Management & Development)	427	19,010
Align Technology, Inc.* (Health Care Equipment & Supplies)	671	76,970
Alleghany Corp.* (Insurance)	122	74,989
Allegheny Technologies, Inc. (Metals & Mining)	976	17,529
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,647	20,884
AMC Networks, Inc.* - Class A (Media)	488	28,636
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,220	58,060
American Eagle Outfitters, Inc. (Specialty Retail)	1,525	21,396
American Financial Group, Inc. (Insurance)	671	64,027
ANSYS, Inc.* (Software)	793	84,748
AptarGroup, Inc. (Containers & Packaging)	549	42,268
Aqua America, Inc. (Water Utilities)	1,586	50,990
ARRIS International PLC* (Communications Equipment)	1,708	45,177
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	793	58,214
Ashland Global Holdings, Inc. (Chemicals)	549	67,971
Aspen Insurance Holdings, Ltd. (Insurance)	549	28,575
Associated Banc-Corp. (Banks)	1,403	34,233
Atmos Energy Corp. (Gas Utilities)	976	77,094
Avis Budget Group, Inc.* (Road & Rail)	793	23,457
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,159	53,036
Avon Products, Inc.* (Personal Products)	3,965	17,446
BancorpSouth, Inc. (Banks)	793	23,988
Bank of Hawaii Corp. (Banks)	366	30,144
Bank of the Ozarks, Inc. (Banks)	854	44,417
BE Aerospace, Inc. (Aerospace & Defense)	915	58,661
Belden, Inc. (Electronic Equipment, Instruments & Components)	366	25,324
Bemis Co., Inc. (Containers & Packaging)	854	41,726
Big Lots, Inc. (Multiline Retail)	427	20,786
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	183	36,479
Bio-Techne Corp. (Life Sciences Tools & Services)	366	37,204
Bioverativ, Inc.* (Biotechnology)	976	53,153
Black Hills Corp. (Multi-Utilities)	488	32,437
Brinker International, Inc. (Hotels, Restaurants & Leisure)	427	18,771
Broadridge Financial Solutions, Inc. (IT Services)	1,098	74,609
Brocade Communications Systems, Inc. (Communications Equipment)	3,721	46,438
Brown & Brown, Inc. (Insurance)	1,037	43,264
Brunswick Corp. (Leisure Products)	793	48,532
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	183	27,953
Cabela’s, Inc.* - Class A (Specialty Retail)	488	25,918
Cable One, Inc. (Media)	61	38,093
Cabot Corp. (Chemicals)	549	32,891
Cadence Design Systems, Inc.* (Software)	2,562	80,447
CalAtlantic Group, Inc. (Household Durables)	671	25,129
Camden Property Trust (Equity Real Estate Investment Trusts)	793	63,805
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	793	21,308
Carlisle Cos., Inc. (Industrial Conglomerates)	610	64,910
Carpenter Technology Corp. (Metals & Mining)	427	15,927
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	427	38,344
Casey’s General Stores, Inc. (Food & Staples Retailing)	366	41,084
Catalent, Inc.* (Pharmaceuticals)	1,159	32,823
Cathay General Bancorp, Inc. (Banks)	671	25,283
CDK Global, Inc. (Software)	1,342	87,243
CEB, Inc. (Professional Services)	305	23,973
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	427	38,408
Chemical Financial Corp. (Banks)	671	34,322
Chico’s FAS, Inc. (Specialty Retail)	1,159	16,458
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	122	19,380
Ciena Corp.* (Communications Equipment)	1,281	30,244
Cinemark Holdings, Inc. (Media)	976	43,276
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	610	37,021
Clean Harbors, Inc.* (Commercial Services & Supplies)	488	27,143
CNO Financial Group, Inc. (Insurance)	1,586	32,513
Cognex Corp. (Electronic Equipment, Instruments & Components)	793	66,572
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	244	50,176
Commerce Bancshares, Inc. (Banks)	793	44,535
Commercial Metals Co. (Metals & Mining)	1,037	19,838
CommVault Systems, Inc.* (Software)	366	18,593
Compass Minerals International, Inc. (Metals & Mining)	305	20,694
Computer Sciences Corp. (IT Services)	1,281	88,402
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,586	26,613
Convergys Corp. (IT Services)	854	18,062
Cooper Tire & Rubber Co. (Auto Components)	488	21,643

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Copart, Inc.* (Commercial Services & Supplies)	915	$56,666
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,098	34,499
CoreLogic, Inc.* (IT Services)	793	32,291
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	915	30,287
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,782	31,277
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	244	38,857
Crane Co. (Machinery)	427	31,952
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	915	24,458
CST Brands, Inc. (Specialty Retail)	671	32,268
Cullen/Frost Bankers, Inc. (Banks)	488	43,417
Curtiss-Wright Corp. (Aerospace & Defense)	427	38,968
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,989	41,129
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	671	34,536
Dana Holding Corp. (Auto Components)	1,281	24,736
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	854	41,094
Dean Foods Co. (Food Products)	854	16,790
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	305	18,218
Deluxe Corp. (Commercial Services & Supplies)	427	30,817
DeVry Education Group, Inc. (Diversified Consumer Services)	549	19,462
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	610	10,193
Dick’s Sporting Goods, Inc. (Specialty Retail)	793	38,586
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	671	20,600
Dillard’s, Inc. - Class A (Multiline Retail)	244	12,747
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	427	78,695
Domtar Corp. (Paper & Forest Products)	549	20,049
Donaldson Co., Inc. (Machinery)	1,220	55,534
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,342	51,533
Dril-Quip, Inc.* (Energy Equipment & Services)	366	19,965
DST Systems, Inc. (IT Services)	305	37,363
Duke Realty Corp. (Equity Real Estate Investment Trusts)	3,233	84,932
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	854	46,697
Dycom Industries, Inc.* (Construction & Engineering)	305	28,350
Eagle Materials, Inc. (Construction Materials)	427	41,479
East West Bancorp, Inc. (Banks)	1,281	66,112
Eaton Vance Corp. (Capital Markets)	1,037	46,624
Edgewell Personal Care Co.* (Personal Products)	549	40,153
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	671	27,410
EMCOR Group, Inc. (Construction & Engineering)	549	34,560
Endo International PLC* (Pharmaceuticals)	1,830	20,423
Energen Corp.* (Oil, Gas & Consumable Fuels)	854	46,492
Energizer Holdings, Inc. (Household Products)	549	30,607
EnerSys (Electrical Equipment)	366	28,892
Ensco PLCADR - Class A (Energy Equipment & Services)	2,745	24,568
EPR Properties (Equity Real Estate Investment Trusts)	610	44,914
Esterline Technologies Corp.* (Aerospace & Defense)	244	20,996
Everest Re Group, Ltd. (Insurance)	366	85,574
F.N.B. Corp. (Banks)	2,928	43,539
FactSet Research Systems, Inc. (Capital Markets)	366	60,357
Fair Isaac Corp. (Software)	305	39,330
Federated Investors, Inc. - Class B (Capital Markets)	854	22,494
First American Financial Corp. (Insurance)	976	38,337
First Horizon National Corp. (Banks)	2,135	39,498
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,037	27,615
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	732	19,837
Flowers Foods, Inc. (Food Products)	1,647	31,968
Fortinet, Inc.* (Software)	1,342	51,466
Frontier Communications Corp. (Diversified Telecommunication Services)	10,675	22,844
FTI Consulting, Inc.* (Professional Services)	366	15,068
Fulton Financial Corp. (Banks)	1,586	28,310
GameStop Corp. - Class A (Specialty Retail)	915	20,633
Gartner, Inc.* (IT Services)	732	79,049
GATX Corp. (Trading Companies & Distributors)	366	22,311
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	549	37,255
Gentex Corp. (Auto Components)	2,623	55,949
Genworth Financial, Inc.* - Class A (Insurance)	4,514	18,598
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	671	19,875
Graco, Inc. (Machinery)	488	45,940
Graham Holdings Co. - Class B (Diversified Consumer Services)	61	36,573
Granite Construction, Inc. (Construction & Engineering)	366	18,370
Great Plains Energy, Inc. (Electric Utilities)	1,952	57,037
Greif, Inc. - Class A (Containers & Packaging)	244	13,442
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,464	25,166
Halyard Health, Inc.* (Health Care Equipment & Supplies)	427	16,264
Hancock Holding Co. (Banks)	793	36,121
Hawaiian Electric Industries, Inc. (Electric Utilities)	976	32,511
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,037	33,703

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
HealthSouth Corp. (Health Care Providers & Services)	793	$33,948
Helen of Troy, Ltd.* (Household Durables)	244	22,985
Herman Miller, Inc. (Commercial Services & Supplies)	549	17,321
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	915	44,954
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	549	38,759
HNI Corp. (Commercial Services & Supplies)	427	19,680
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,586	44,947
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,464	46,160
HSN, Inc. (Internet & Direct Marketing Retail)	305	11,316
Hubbell, Inc. (Electrical Equipment)	488	58,584
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	427	85,502
IDACORP, Inc. (Electric Utilities)	488	40,484
IDEX Corp. (Machinery)	671	62,745
Ingredion, Inc. (Food Products)	671	80,808
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,220	28,877
InterDigital, Inc. (Communications Equipment)	305	26,322
International Bancshares Corp. (Banks)	549	19,435
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	244	9,016
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	366	44,176
ITT, Inc. (Machinery)	793	32,529
J.C. Penney Co., Inc.* (Multiline Retail)	2,806	17,285
j2 Global, Inc. (Internet Software & Services)	427	35,830
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,647	47,631
Jack Henry & Associates, Inc. (IT Services)	732	68,149
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	305	31,025
Janus Capital Group, Inc. (Capital Markets)	1,281	16,909
JetBlue Airways Corp.* (Airlines)	3,050	62,861
John Wiley & Sons, Inc. - Class A (Media)	427	22,973
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	427	47,589
Joy Global, Inc. (Machinery)	915	25,849
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,159	26,924
KB Home (Household Durables)	732	14,552
KBR, Inc. (Construction & Engineering)	1,281	19,253
Kemper Corp. (Insurance)	427	17,037
Kennametal, Inc. (Machinery)	732	28,716
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,586	57,318
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	915	65,954
Kirby Corp.* (Marine)	488	34,428
KLX, Inc.* (Aerospace & Defense)	488	21,814
Knowles Corp.* (Electronic Equipment, Instruments & Components)	793	15,027
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	732	54,710
Lamb Weston Holding, Inc. (Food Products)	1,281	53,879
Lancaster Colony Corp. (Food Products)	183	23,578
Landstar System, Inc. (Road & Rail)	366	31,348
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,037	30,021
Legg Mason, Inc. (Capital Markets)	793	28,635
Leidos Holdings, Inc. (IT Services)	1,281	65,510
Lennox International, Inc. (Building Products)	366	61,232
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,342	51,734
Life Storage, Inc. (Equity Real Estate Investment Trusts)	427	35,065
LifePoint Health, Inc.* (Health Care Providers & Services)	366	23,973
Lincoln Electric Holdings, Inc. (Machinery)	549	47,686
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	183	29,264
LivaNova PLC* (Health Care Equipment & Supplies)	366	17,938
Live Nation Entertainment, Inc.* (Media)	1,220	37,051
LogMeIn, Inc. (Internet Software & Services)	488	47,579
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,342	33,309
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	793	21,363
Manhattan Associates, Inc.* (Software)	610	31,751
ManpowerGroup, Inc. (Professional Services)	610	62,568
MarketAxess Holdings, Inc. (Capital Markets)	366	68,621
Masimo Corp.* (Health Care Equipment & Supplies)	427	39,822
MAXIMUS, Inc. (IT Services)	610	37,942
MB Financial, Inc. (Banks)	671	28,732
MDU Resources Group, Inc. (Multi-Utilities)	1,769	48,417
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,928	37,742
MEDNAX, Inc.* (Health Care Providers & Services)	854	59,251
Mercury General Corp. (Insurance)	305	18,602
Meredith Corp. (Media)	305	19,703
Michaels Cos., Inc. (The)* (Specialty Retail)	1,037	23,218
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,037	53,437
Minerals Technologies, Inc. (Chemicals)	305	23,363
Molina Healthcare, Inc.* (Health Care Providers & Services)	366	16,690
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	366	33,709
MSA Safety, Inc. (Commercial Services & Supplies)	305	21,560
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	427	43,879
MSCI, Inc. - Class A (Capital Markets)	793	77,072
Murphy USA, Inc.* (Specialty Retail)	305	22,393
Nabors Industries, Ltd. (Energy Equipment & Services)	2,623	34,283
National Fuel Gas Co. (Gas Utilities)	793	47,279

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
National Instruments Corp. (Electronic Equipment, Instruments & Components)	976	$31,779
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,342	58,538
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,159	52,943
NetScout Systems, Inc.* (Communications Equipment)	854	32,409
NeuStar, Inc.* - Class A (IT Services)	488	16,177
New Jersey Resources Corp. (Gas Utilities)	793	31,403
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	4,453	62,209
NewMarket Corp. (Chemicals)	61	27,647
Noble Corp. PLC (Energy Equipment & Services)	2,196	13,593
Nordson Corp. (Machinery)	488	59,946
NorthWestern Corp. (Multi-Utilities)	427	25,065
NOW, Inc.* (Trading Companies & Distributors)	976	16,553
Nu Skin Enterprises, Inc. - Class A (Personal Products)	427	23,716
NuVasive, Inc.* (Health Care Equipment & Supplies)	488	36,444
NVR, Inc.* (Household Durables)	61	128,519
Oceaneering International, Inc. (Energy Equipment & Services)	915	24,778
Office Depot, Inc. (Specialty Retail)	4,697	21,912
OGE Energy Corp. (Electric Utilities)	1,830	64,013
Oil States International, Inc.* (Energy Equipment & Services)	488	16,177
Old Dominion Freight Line, Inc. (Road & Rail)	610	52,198
Old Republic International Corp. (Insurance)	2,196	44,974
Olin Corp. (Chemicals)	1,525	50,127
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,769	58,359
ONE Gas, Inc. (Gas Utilities)	488	32,989
Orbital ATK, Inc. (Aerospace & Defense)	549	53,802
Oshkosh Corp. (Machinery)	671	46,024
Owens & Minor, Inc. (Health Care Providers & Services)	549	18,995
Owens-Illinois, Inc.* (Containers & Packaging)	1,464	29,836
Packaging Corp. of America (Containers & Packaging)	854	78,243
PacWest Bancorp (Banks)	1,098	58,479
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	183	47,921
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	244	19,530
PAREXEL International Corp.* (Life Sciences Tools & Services)	488	30,798
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,525	37,012
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,708	22,392
Plantronics, Inc. (Communications Equipment)	305	16,504
PNM Resources, Inc. (Electric Utilities)	732	27,084
Polaris Industries, Inc. (Leisure Products)	549	46,006
PolyOne Corp. (Chemicals)	732	24,954
Pool Corp. (Distributors)	366	43,675
Post Holdings, Inc.* (Food Products)	610	53,387
Potlatch Corp. (Equity Real Estate Investment Trusts)	366	16,726
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	488	27,113
Primerica, Inc. (Insurance)	427	35,099
PrivateBancorp, Inc. (Banks)	732	43,459
Prosperity Bancshares, Inc. (Banks)	610	42,523
PTC, Inc.* (Software)	1,037	54,494
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,196	27,911
Quality Care Properties* (Equity Real Estate Investment Trusts)	854	16,106
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,098	31,117
Regal Beloit Corp. (Electrical Equipment)	427	32,303
Reinsurance Group of America, Inc. (Insurance)	610	77,458
Reliance Steel & Aluminum Co. (Metals & Mining)	671	53,693
RenaissanceRe Holdings, Ltd. (Insurance)	366	52,942
ResMed, Inc. (Health Care Equipment & Supplies)	1,281	92,195
Rollins, Inc. (Commercial Services & Supplies)	854	31,709
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	1,159	18,057
Royal Gold, Inc. (Metals & Mining)	610	42,731
RPM International, Inc. (Chemicals)	1,220	67,136
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,281	26,184
Science Applications International Corp. (IT Services)	427	31,769
SEI Investments Co. (Capital Markets)	1,220	61,537
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	2,135	43,234
Sensient Technologies Corp. (Chemicals)	427	33,844
Service Corp. International (Diversified Consumer Services)	1,708	52,743
Signature Bank* (Banks)	488	72,414
Silgan Holdings, Inc. (Containers & Packaging)	366	21,726
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	366	26,919
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,220	33,489
SLM Corp.* (Consumer Finance)	3,904	47,238
SM Energy Co. (Oil, Gas & Consumable Fuels)	915	21,978
Snyder’s-Lance, Inc. (Food Products)	793	31,966
Sonoco Products Co. (Containers & Packaging)	915	48,422
Sotheby’s* - Class A (Diversified Consumer Services)	427	19,420
Southwest Gas Corp. (Gas Utilities)	427	35,403
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,159	26,796
Steel Dynamics, Inc. (Metals & Mining)	2,196	76,333
STERIS PLC (Health Care Equipment & Supplies)	793	55,082
Stifel Financial Corp.* (Capital Markets)	610	30,616

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,403	$20,007
SVB Financial Group* (Banks)	488	90,813
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	305	15,101
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	244	27,313
Synovus Financial Corp. (Banks)	1,098	45,040
Take-Two Interactive Software, Inc.* (Software)	915	54,232
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	854	27,986
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	549	36,245
TCF Financial Corp. (Banks)	1,525	25,956
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	305	28,640
Teledyne Technologies, Inc.* (Aerospace & Defense)	305	38,570
Teleflex, Inc. (Health Care Equipment & Supplies)	427	82,723
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	854	22,640
Tempur Sealy International, Inc.* (Household Durables)	427	19,838
Tenet Healthcare Corp.* (Health Care Providers & Services)	732	12,964
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,830	56,912
Terex Corp. (Machinery)	976	30,646
Texas Capital Bancshares, Inc.* (Banks)	427	35,633
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	610	27,163
The Boston Beer Co., Inc.* - Class A (Beverages)	61	8,824
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	427	27,055
The Chemours Co. (Chemicals)	1,647	63,410
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	671	31,114
The Hain Celestial Group, Inc.* (Food Products)	915	34,038
The Hanover Insurance Group, Inc. (Insurance)	366	32,962
The New York Times Co. - Class A (Media)	1,098	15,811
The Scotts Miracle-Gro Co. - Class A (Chemicals)	427	39,878
The Timken Co. (Machinery)	610	27,572
The Toro Co. (Machinery)	976	60,961
The Ultimate Software Group, Inc.* (Software)	244	47,631
The Valspar Corp. (Chemicals)	671	74,440
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,769	24,076
The WhiteWave Foods Co.* (Food Products)	1,586	89,053
Thor Industries, Inc. (Automobiles)	427	41,048
Time, Inc. (Media)	915	17,705
Toll Brothers, Inc.* (Household Durables)	1,342	48,460
Tootsie Roll Industries, Inc. (Food Products)	184	6,863
TreeHouse Foods, Inc.* (Food Products)	488	41,314
TRI Pointe Group, Inc.* (Household Durables)	1,342	16,829
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,318	74,199
Trinity Industries, Inc. (Machinery)	1,403	37,250
Trustmark Corp. (Banks)	610	19,392
Tupperware Brands Corp. (Household Durables)	488	30,607
Tyler Technologies, Inc.* (Software)	305	47,141
UGI Corp. (Gas Utilities)	1,586	78,347
UMB Financial Corp. (Banks)	427	32,157
Umpqua Holdings Corp. (Banks)	2,013	35,711
United Natural Foods, Inc.* (Food & Staples Retailing)	488	21,096
United States Steel Corp. (Metals & Mining)	1,586	53,623
United Therapeutics Corp.* (Biotechnology)	427	57,807
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,281	33,114
Urban Edge Properties (Equity Real Estate Investment Trusts)	854	22,460
Urban Outfitters, Inc.* (Specialty Retail)	793	18,842
Valley National Bancorp (Banks)	2,379	28,072
Valmont Industries, Inc. (Construction & Engineering)	183	28,457
VCA, Inc.* (Health Care Providers & Services)	732	66,978
Vectren Corp. (Multi-Utilities)	732	42,903
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,037	19,423
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	976	29,866
ViaSat, Inc.* (Communications Equipment)	488	31,144
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,220	20,069
W.R. Berkley Corp. (Insurance)	854	60,318
Wabtec Corp. (Machinery)	793	61,854
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	793	13,481
Washington Federal, Inc. (Thrifts & Mortgage Finance)	793	26,248
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,708	14,843
Watsco, Inc. (Trading Companies & Distributors)	305	43,670
WebMD Health Corp.* (Internet Software & Services)	366	19,281
Webster Financial Corp. (Banks)	854	42,734
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,098	36,662
WellCare Health Plans, Inc.* (Health Care Providers & Services)	427	59,870
Werner Enterprises, Inc. (Road & Rail)	427	11,187
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	671	54,760
Westar Energy, Inc. (Electric Utilities)	1,281	69,521
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	732	25,671
WEX, Inc.* (IT Services)	366	37,881
WGL Holdings, Inc. (Gas Utilities)	488	40,275
Williams-Sonoma, Inc. (Specialty Retail)	732	39,249
Wintrust Financial Corp. (Banks)	488	33,731
Woodward, Inc. (Machinery)	488	33,145

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	610	$22,113
Worthington Industries, Inc. (Metals & Mining)	427	19,253
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,599	48,191
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	488	44,530
TOTAL COMMON STOCKS (Cost $9,021,805)		15,210,231

	Principal Amount	Value
Repurchase Agreements (26.9%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $6,092,353	$6,092,000	$6,092,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,092,000)		6,092,000

TOTAL INVESTMENT SECURITIES (Cost $15,113,805) - 94.2%		21,302,231
Net other assets (liabilities) - 5.8%		1,314,386

NET ASSETS - 100.0%		$22,616,617

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $4,641,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	26	6/19/17	$4,467,060	$22,179

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	4/27/17	1.41%	$4,745,188	$97,433
SPDR S&P MidCap 400 ETF	Goldman Sachs International	4/27/17	1.16%	1,456,764	34,275
				6,201,952	131,708

S&P MidCap 400	UBS AG	4/27/17	1.41%	$13,250,508	$416,434
SPDR S&P MidCap 400 ETF	UBS AG	4/27/17	1.26%	6,219,877	198,064
				19,470,385	614,498
				$25,672,337	$746,206

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraMid-Cap invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$318,313	1.4%
Airlines	62,861	0.3%
Auto Components	102,328	0.5%
Automobiles	41,048	0.2%
Banks	1,148,200	5.1%
Beverages	8,824	NM
Biotechnology	110,960	0.5%
Building Products	129,889	0.6%
Capital Markets	426,346	1.9%
Chemicals	505,661	2.3%
Commercial Services & Supplies	227,288	1.0%
Communications Equipment	228,238	1.0%
Construction & Engineering	178,922	0.8%
Construction Materials	41,479	0.2%
Consumer Finance	47,238	0.2%
Containers & Packaging	275,663	1.2%
Distributors	43,675	0.2%
Diversified Consumer Services	128,198	0.6%
Diversified Telecommunication Services	22,844	0.1%
Electric Utilities	290,650	1.3%
Electrical Equipment	119,779	0.5%
Electronic Equipment, Instruments & Components	692,691	3.2%
Energy Equipment & Services	218,633	1.0%
Equity Real Estate Investment Trusts	1,399,180	6.1%
Food & Staples Retailing	88,976	0.4%
Food Products	463,644	2.1%
Gas Utilities	342,790	1.5%
Health Care Equipment & Supplies	576,655	2.6%
Health Care Providers & Services	292,669	1.3%
Health Care Technology	20,884	0.1%
Hotels, Restaurants & Leisure	416,139	1.7%
Household Durables	306,919	1.4%
Household Products	30,607	0.1%
Industrial Conglomerates	64,910	0.3%
Insurance	725,269	3.2%
Internet & Direct Marketing Retail	11,316	0.1%
Internet Software & Services	102,690	0.5%
IT Services	608,044	2.7%
Leisure Products	94,538	0.4%
Life Sciences Tools & Services	142,889	0.6%
Machinery	725,059	3.1%
Marine	34,428	0.2%
Media	223,248	1.0%
Metals & Mining	319,621	1.4%
Multiline Retail	50,818	0.2%
Multi-Utilities	148,822	0.7%
Oil, Gas & Consumable Fuels	289,082	1.2%
Paper & Forest Products	53,358	0.2%
Personal Products	81,315	0.4%
Pharmaceuticals	99,454	0.4%
Professional Services	101,609	0.4%
Real Estate Management & Development	66,599	0.3%
Road & Rail	155,445	0.7%
Semiconductors & Semiconductor Equipment	367,266	1.6%
Software	619,257	2.7%
Specialty Retail	323,384	1.4%
Technology Hardware, Storage & Peripherals	88,144	0.4%
Textiles, Apparel & Luxury Goods	116,975	0.5%
Thrifts & Mortgage Finance	88,457	0.4%
Trading Companies & Distributors	126,413	0.6%
Water Utilities	50,990	0.2%
Wireless Telecommunication Services	22,640	0.1%
Other**	7,406,386	32.7%
Total	$22,616,617	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (38.5%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	306	$3,121
2U, Inc.* (Internet Software & Services)	255	10,113
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	714	10,681
8x8, Inc.* (Software)	612	9,333
A. Schulman, Inc. (Chemicals)	204	6,416
A10 Networks, Inc.* (Software)	459	4,200
AAON, Inc. (Building Products)	255	9,014
AAR Corp. (Aerospace & Defense)	255	8,576
Aaron’s, Inc. (Specialty Retail)	459	13,651
Abercrombie & Fitch Co. - Class A (Specialty Retail)	459	5,476
ABM Industries, Inc. (Commercial Services & Supplies)	357	15,565
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,785	3,606
Acacia Research Corp.* (Professional Services)	561	3,226
Acadia Realty Trust (Equity Real Estate Investment Trusts)	459	13,798
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	204	4,937
Acceleron Pharma, Inc.* (Biotechnology)	204	5,400
ACCO Brands Corp.* (Commercial Services & Supplies)	714	9,389
Accuray, Inc.* (Health Care Equipment & Supplies)	714	3,392
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	663	2,088
Aceto Corp. (Health Care Providers & Services)	204	3,225
Achillion Pharmaceuticals, Inc.* (Biotechnology)	816	3,435
ACI Worldwide, Inc.* (Software)	714	15,272
Acorda Therapeutics, Inc.* (Biotechnology)	306	6,426
Actua Corp.* (Internet Software & Services)	357	5,016
Actuant Corp. - Class A (Machinery)	408	10,751
Acxiom Corp.* (IT Services)	510	14,520
ADTRAN, Inc. (Communications Equipment)	357	7,408
Aduro Biotech, Inc.* (Biotechnology)	306	3,290
Advanced Drainage Systems, Inc. (Building Products)	255	5,585
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	255	17,483
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,029	58,623
Advaxis, Inc.* (Biotechnology)	357	2,917
Adverum Biotechnologies, Inc.* (Biotechnology)	510	1,377
Aegion Corp.* (Construction & Engineering)	255	5,842
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	204	9,251
Aerohive Networks, Inc.* (Communications Equipment)	306	1,288
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	408	8,854
Aevi Genomic Medicine, Inc.* (Biotechnology)	357	664
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	255	4,603
Agenus, Inc.* (Biotechnology)	714	2,692
Agree Realty Corp. (Equity Real Estate Investment Trusts)	153	7,338
AgroFresh Solutions, Inc.* (Chemicals)	357	1,560
Aimmune Therapeutics, Inc.* (Biotechnology)	255	5,541
Air Methods Corp.* (Health Care Providers & Services)	255	10,965
Air Transport Services Group, Inc.* (Air Freight & Logistics)	408	6,548
Aircastle, Ltd. (Trading Companies & Distributors)	357	8,614
AK Steel Holding Corp.* (Metals & Mining)	1,632	11,734
Akebia Therapeutics, Inc.* (Biotechnology)	357	3,284
Albany International Corp. - Class A (Machinery)	204	9,394
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	255	3,578
Alder Biopharmaceuticals, Inc.* (Biotechnology)	306	6,365
Alexander & Baldwin, Inc. (Real Estate Management & Development)	306	13,623
Allegheny Technologies, Inc. (Metals & Mining)	714	12,823
ALLETE, Inc. (Electric Utilities)	306	20,719
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	357	4,352
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	459	7,000
Altra Industrial Motion Corp. (Machinery)	204	7,946
AMAG Pharmaceuticals, Inc.* (Biotechnology)	255	5,750
Ambac Financial Group, Inc.* (Insurance)	357	6,733
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	204	11,161
Amedisys, Inc.* (Health Care Providers & Services)	204	10,422
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	255	10,669
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	510	9,578
American Eagle Outfitters, Inc. (Specialty Retail)	1,071	15,026
American Equity Investment Life Holding Co. (Insurance)	561	13,256
American Outdoor Brands Corp.* (Leisure Products)	357	7,072
American Software, Inc. - Class A (Software)	255	2,621
American States Water Co. (Water Utilities)	255	11,297
American Vanguard Corp. (Chemicals)	255	4,233

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ameris Bancorp (Banks)	255	$11,756
Amicus Therapeutics, Inc.* (Biotechnology)	969	6,909
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	765	8,866
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	306	12,424
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	306	4,437
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	612	490
Amplify Snack Brands, Inc.* (Food Products)	255	2,142
Anavex Life Sciences Corp.* (Biotechnology)	459	2,635
Angie’s List, Inc.* (Internet Software & Services)	408	2,326
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	255	4,424
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	204	16,177
Anthera Pharmaceuticals, Inc.* (Biotechnology)	612	260
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	816	4,529
Apogee Enterprises, Inc. (Building Products)	204	12,160
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	408	7,674
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	255	15,772
Aptevo Therapeutics, Inc.* (Biotechnology)	102	210
Aratana Therapeutics, Inc.* (Pharmaceuticals)	408	2,162
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	561	1,935
ArcBest Corp. (Road & Rail)	204	5,304
Archrock, Inc. (Energy Equipment & Services)	561	6,956
Ardelyx, Inc.* (Biotechnology)	306	3,871
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,091	3,053
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	255	3,412
Argo Group International Holdings, Ltd. (Insurance)	204	13,831
Arlington Asset Investment Corp. - Class A (Capital Markets)	204	2,883
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	255	3,542
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	255	5,791
Armstrong Flooring, Inc.* (Building Products)	204	3,758
Array BioPharma, Inc.* (Biotechnology)	1,224	10,943
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	561	1,038
Ascena Retail Group, Inc.* (Specialty Retail)	1,173	4,997
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	255	2,706
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	663	4,223
Aspen Technology, Inc.* (Software)	510	30,049
Asterias Biotherapeutics, Inc.* (Biotechnology)	561	1,907
Astoria Financial Corp. (Thrifts & Mortgage Finance)	612	12,552
Atara Biotherapeutics, Inc.* (Biotechnology)	204	4,192
Athersys, Inc.* (Biotechnology)	1,071	1,831
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	1,224	3,244
Atlantica Yield PLC (Independent Power & Renewable Electricity Producers)	408	8,552
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	153	8,484
AtriCure, Inc.* (Health Care Equipment & Supplies)	255	4,883
Atwood Oceanics, Inc.* (Energy Equipment & Services)	459	4,374
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	408	1,901
Avista Corp. (Multi-Utilities)	408	15,932
Avon Products, Inc.* (Personal Products)	2,856	12,566
AVX Corp. (Electronic Equipment, Instruments & Components)	357	5,848
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	255	4,794
AxoGen, Inc.* (Health Care Equipment & Supplies)	306	3,198
Axovant Sciences, Ltd.* (Biotechnology)	255	3,810
AZZ, Inc. (Electrical Equipment)	153	9,104
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	408	10,661
B&G Foods, Inc. - Class A (Food Products)	408	16,422
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	306	2,858
Balchem Corp. (Chemicals)	204	16,814
Banc of California, Inc. (Banks)	357	7,390
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	204	5,659
BancorpSouth, Inc. (Banks)	561	16,970
Bank Mutual Corp. (Thrifts & Mortgage Finance)	408	3,835
Bank of the Ozarks, Inc. (Banks)	510	26,525
Bankrate, Inc.* (Internet Software & Services)	408	3,937
Banner Corp. (Banks)	204	11,351
Barnes & Noble Education, Inc.* (Specialty Retail)	357	3,424
Barnes & Noble, Inc. (Specialty Retail)	459	4,246
Barnes Group, Inc. (Machinery)	306	15,710
Barracuda Networks, Inc.* (Software)	204	4,714
Bazaarvoice, Inc.* (Internet Software & Services)	816	3,509
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	357	17,549
Beazer Homes USA, Inc.* (Household Durables)	357	4,330
Belden, Inc. (Electronic Equipment, Instruments & Components)	255	17,643
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	612	7,405
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	357	11,353

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	510	$8,160
Berkshire Hills Bancorp, Inc. (Banks)	204	7,354
BGC Partners, Inc. - Class A (Capital Markets)	1,377	15,642
Big Lots, Inc. (Multiline Retail)	306	14,896
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	459	2,088
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	867	7,283
Bio-Path Holdings, Inc.* (Pharmaceuticals)	1,020	844
BioScrip, Inc.* (Health Care Providers & Services)	816	1,387
BioTelemetry, Inc.* (Health Care Providers & Services)	255	7,382
BioTime, Inc.* (Biotechnology)	867	2,991
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	153	6,181
Black Hills Corp. (Multi-Utilities)	306	20,340
Blackbaud, Inc. (Software)	306	23,461
Blackhawk Network Holdings, Inc.* (IT Services)	357	14,494
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	714	14,087
Blucora, Inc.* (Internet Software & Services)	357	6,176
Blue Hills Bancorp, Inc. (Banks)	204	3,641
Bluebird Bio, Inc.* (Biotechnology)	255	23,180
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	408	9,221
BNC Bancorp (Banks)	255	8,938
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	357	4,637
Boise Cascade Co.* (Paper & Forest Products)	306	8,170
Boston Private Financial Holdings, Inc. (Banks)	561	9,200
Bottomline Technologies, Inc.* (Software)	306	7,237
Box, Inc.* - Class A (Internet Software & Services)	408	6,654
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	561	12,348
Brady Corp. - Class A (Commercial Services & Supplies)	306	11,827
Briggs & Stratton Corp. (Machinery)	306	6,870
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	255	18,485
Brightcove, Inc.* (Internet Software & Services)	306	2,723
Bristow Group, Inc. (Energy Equipment & Services)	306	4,654
BroadSoft, Inc.* (Software)	204	8,201
Brookline Bancorp, Inc. (Banks)	510	7,982
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	510	11,424
Builders FirstSource, Inc.* (Building Products)	612	9,119
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	153	11,721
CACI International, Inc.* - Class A (IT Services)	153	17,947
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	408	6,283
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	459	4,383
Caesarstone, Ltd.* (Building Products)	153	5,546
CalAmp Corp.* (Communications Equipment)	306	5,138
Caleres, Inc. (Specialty Retail)	306	8,085
Calgon Carbon Corp. (Chemicals)	357	5,212
California Resources Corp.* (Oil, Gas & Consumable Fuels)	255	3,835
California Water Service Group (Water Utilities)	306	10,970
Calix, Inc.* (Communications Equipment)	408	2,958
Callaway Golf Co. (Leisure Products)	663	7,339
Callidus Software, Inc.* (Software)	408	8,711
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	816	10,739
Cal-Maine Foods, Inc. (Food Products)	204	7,507
Cambrex Corp.* (Life Sciences Tools & Services)	204	11,230
Cantel Medical Corp. (Health Care Equipment & Supplies)	204	16,340
Capital Senior Living Corp.* (Health Care Providers & Services)	255	3,585
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	816	11,938
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	663	6,988
Cardinal Financial Corp. (Banks)	255	7,635
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	255	7,210
Cardtronics PLC* - Class A (IT Services)	306	14,306
Career Education Corp.* (Diversified Consumer Services)	612	5,324
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	408	6,863
Carpenter Technology Corp. (Metals & Mining)	306	11,414
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	357	10,232
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	306	4,330
Cascade Bancorp* (Banks)	408	3,146
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	357	5,037
Castlight Health, Inc.* - Class B (Health Care Technology)	510	1,862
Catalent, Inc.* (Pharmaceuticals)	612	17,332
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	306	3,525
Cathay General Bancorp, Inc. (Banks)	459	17,295
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	408	29,237
CBIZ, Inc.* (Professional Services)	408	5,528
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,122	10,704
CEB, Inc. (Professional Services)	204	16,034
CECO Environmental Corp. (Commercial Services & Supplies)	306	3,216
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	663	3,328
Celadon Group, Inc. (Road & Rail)	255	1,670
Celldex Therapeutics, Inc.* (Biotechnology)	816	2,946

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cempra, Inc.* (Pharmaceuticals)	306	$1,148
CenterState Banks, Inc. (Banks)	357	9,246
Central European Media Enterprises, Ltd.* - Class A (Media)	969	3,004
Central Garden & Pet Co.* - Class A (Household Products)	255	8,854
Central Pacific Financial Corp. (Banks)	204	6,230
Century Aluminum Co.* (Metals & Mining)	459	5,825
Cerus Corp.* (Health Care Equipment & Supplies)	765	3,404
ChannelAdvisor Corp.* (Internet Software & Services)	204	2,275
Chart Industries, Inc.* (Machinery)	204	7,128
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	255	5,036
Chegg, Inc.* (Diversified Consumer Services)	714	6,026
Chemical Financial Corp. (Banks)	408	20,869
Chemtura Corp.* (Chemicals)	408	13,627
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	408	9,776
Chico’s FAS, Inc. (Specialty Retail)	867	12,311
Chimerix, Inc.* (Biotechnology)	561	3,579
ChromaDex Corp.* (Life Sciences Tools & Services)	561	1,509
Ciena Corp.* (Communications Equipment)	867	20,470
Cimpress N.V.* (Internet Software & Services)	153	13,187
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	306	5,416
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	408	24,762
Citizens, Inc.* (Insurance)	408	3,031
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	867	2,211
Cliffs Natural Resources, Inc.* (Metals & Mining)	1,275	10,468
Clovis Oncology, Inc.* (Biotechnology)	255	16,236
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	459	7,367
CNO Financial Group, Inc. (Insurance)	1,122	23,001
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,009	1,605
CoBiz Financial, Inc. (Banks)	306	5,141
Codexis, Inc.* (Chemicals)	459	2,203
Coeur Mining, Inc.* (Metals & Mining)	1,020	8,242
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	255	10,977
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	153	31,463
Coherus Biosciences, Inc.* (Biotechnology)	255	5,393
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	255	4,707
Colony Starwood Homes (Equity Real Estate Investment Trusts)	408	13,852
Columbia Banking System, Inc. (Banks)	357	13,919
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	153	8,989
Comfort Systems USA, Inc. (Construction & Engineering)	255	9,346
Commercial Metals Co. (Metals & Mining)	714	13,659
Community Bank System, Inc. (Banks)	255	14,020
Community Health Systems, Inc.* (Health Care Providers & Services)	714	6,333
CommVault Systems, Inc.* (Software)	255	12,954
ConforMIS, Inc.* (Health Care Equipment & Supplies)	408	2,130
CONMED Corp. (Health Care Equipment & Supplies)	204	9,060
ConnectOne Bancorp, Inc. (Banks)	255	6,184
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	357	8,361
Continental Building Products, Inc.* (Building Products)	255	6,248
Convergys Corp. (IT Services)	561	11,865
Cooper Tire & Rubber Co. (Auto Components)	357	15,833
Corcept Therapeutics, Inc.* (Pharmaceuticals)	663	7,266
Core-Mark Holding Co., Inc. (Distributors)	306	9,544
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	204	18,370
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	1,173	1,537
Cornerstone OnDemand, Inc.* (Internet Software & Services)	306	11,900
Costamare, Inc. (Marine)	255	1,698
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,326	10,966
Cowen Group, Inc.* - Class A (Capital Markets)	204	3,050
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	255	5,585
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	510	3,606
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	255	3,662
CryoLife, Inc.* (Health Care Equipment & Supplies)	306	5,095
CSG Systems International, Inc. (IT Services)	204	7,713
CTS Corp. (Electronic Equipment, Instruments & Components)	255	5,432
Cubic Corp. (Aerospace & Defense)	153	8,078
Curis, Inc.* (Biotechnology)	1,428	3,970
Curtiss-Wright Corp. (Aerospace & Defense)	255	23,271
Customers Bancorp, Inc.* (Banks)	204	6,432
CVB Financial Corp. (Banks)	663	14,646
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	1,020	8,109
Cytokinetics, Inc.* (Biotechnology)	357	4,587
CytRx Corp.* (Biotechnology)	918	408
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	408	3,856
Dana Holding Corp. (Auto Components)	969	18,711
Darling Ingredients, Inc.* (Food Products)	1,020	14,810
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	255	15,578
Dean Foods Co. (Food Products)	612	12,032
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	204	12,185
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	204	3,682

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	255	$3,381
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	459	11,140
Deluxe Corp. (Commercial Services & Supplies)	306	22,084
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,295	5,921
Denny’s Corp.* (Hotels, Restaurants & Leisure)	561	6,940
Depomed, Inc.* (Pharmaceuticals)	408	5,120
Destination XL Group, Inc.* (Specialty Retail)	459	1,308
DeVry Education Group, Inc. (Diversified Consumer Services)	408	14,464
DHI Group, Inc.* (Internet Software & Services)	459	1,813
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	765	3,420
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,275	14,216
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	408	12,526
Digi International, Inc.* (Communications Equipment)	255	3,035
DigitalGlobe, Inc.* (Aerospace & Defense)	408	13,362
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	255	5,177
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	306	7,359
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	306	4,881
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	306	3,222
Dorman Products, Inc.* (Auto Components)	153	12,566
Douglas Dynamics, Inc. (Machinery)	153	4,689
DSW, Inc. - Class A (Specialty Retail)	459	9,492
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	459	22,761
Durect Corp.* (Pharmaceuticals)	1,734	1,821
Dycom Industries, Inc.* (Construction & Engineering)	204	18,962
Dynavax Technologies Corp.* (Biotechnology)	306	1,821
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	765	6,013
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	459	3,254
Eagle Bancorp, Inc.* (Banks)	204	12,179
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	204	4,037
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	204	15,000
Ebix, Inc. (Software)	153	9,371
Echo Global Logistics, Inc.* (Air Freight & Logistics)	204	4,355
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	561	1,425
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	408	16,667
Egalet Corp.* (Pharmaceuticals)	357	1,821
El Paso Electric Co. (Electric Utilities)	255	12,878
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	255	4,826
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	357	2,488
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	306	14,941
Ellie Mae, Inc.* (Software)	204	20,455
EMCOR Group, Inc. (Construction & Engineering)	357	22,473
EMCORE Corp. (Communications Equipment)	357	3,213
Emergent BioSolutions, Inc.* (Biotechnology)	204	5,924
Employers Holdings, Inc. (Insurance)	204	7,742
Encore Capital Group, Inc.* (Consumer Finance)	204	6,283
Endocyte, Inc.* (Pharmaceuticals)	561	1,442
Endologix, Inc.* (Health Care Equipment & Supplies)	561	4,062
Endurance International Group Holdings, Inc.* (Internet Software & Services)	459	3,603
Energy Recovery, Inc.* (Machinery)	357	2,970
EnerNOC, Inc.* (Software)	357	2,142
EnerSys (Electrical Equipment)	255	20,130
Ennis, Inc. (Commercial Services & Supplies)	204	3,468
Enova International, Inc.* (Consumer Finance)	306	4,544
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	918	21,481
Entercom Communications Corp. - Class A (Media)	255	3,647
Entravision Communications Corp. - Class A (Media)	561	3,478
Envestnet, Inc.* (Internet Software & Services)	255	8,237
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	459	3,842
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	408	1,938
EPAM Systems, Inc.* (IT Services)	306	23,109
Epizyme, Inc.* (Biotechnology)	357	6,123
Eros International PLC* (Media)	255	2,627
ESCO Technologies, Inc. (Machinery)	153	8,889
Essendant, Inc. (Commercial Services & Supplies)	255	3,863
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	510	18,447
Esterline Technologies Corp.* (Aerospace & Defense)	204	17,554
Ethan Allen Interiors, Inc. (Household Durables)	204	6,253
Etsy, Inc.* (Internet & Direct Marketing Retail)	714	7,590
EverBank Financial Corp. (Thrifts & Mortgage Finance)	663	12,915
Evercore Partners, Inc. - Class A (Capital Markets)	255	19,864
EVERTEC, Inc. (IT Services)	459	7,298
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	357	2,856
Exact Sciences Corp.* (Biotechnology)	663	15,660

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Exar Corp.* (Semiconductors & Semiconductor Equipment)	408	$5,308
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,734	1,075
Exelixis, Inc.* (Biotechnology)	1,479	32,049
ExlService Holdings, Inc.* (IT Services)	204	9,661
Exponent, Inc. (Professional Services)	153	9,111
Express, Inc.* (Specialty Retail)	510	4,646
Exterran Corp.* (Energy Equipment & Services)	306	9,624
Extreme Networks, Inc.* (Communications Equipment)	918	6,894
EZCORP, Inc.* - Class A (Consumer Finance)	459	3,741
F.N.B. Corp. (Banks)	1,326	19,718
Fabrinet* (Electronic Equipment, Instruments & Components)	255	10,718
Fair Isaac Corp. (Software)	204	26,306
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	561	4,112
Farmers National Banc Corp. (Banks)	255	3,659
FCB Financial Holdings, Inc.* - Class A (Banks)	204	10,108
Federal Signal Corp. (Machinery)	459	6,339
FelCor Lodging Trust, Inc. (Equity Real Estate Investment Trusts)	969	7,277
Ferro Corp.* (Chemicals)	561	8,522
Ferroglobe PLC (Metals & Mining)	510	5,268
FibroGen, Inc.* (Biotechnology)	357	8,800
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	204	4,937
Financial Engines, Inc. (Capital Markets)	357	15,547
Finisar Corp.* (Communications Equipment)	714	19,521
First BanCorp.* (Banks)	969	5,475
First Busey Corp. (Banks)	255	7,497
First Commonwealth Financial Corp. (Banks)	663	8,791
First Financial Bancorp (Banks)	408	11,200
First Financial Bankshares, Inc. (Banks)	408	16,361
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	714	19,014
First Merchants Corp. (Banks)	306	12,032
First Midwest Bancorp, Inc. (Banks)	510	12,077
First Potomac Realty Trust (Equity Real Estate Investment Trusts)	459	4,719
FirstCash, Inc. (Consumer Finance)	204	10,027
Five Below, Inc.* (Specialty Retail)	357	15,461
Five Prime Therapeutics, Inc.* (Biotechnology)	204	7,375
Five9, Inc.* (Internet Software & Services)	306	5,037
Flotek Industries, Inc.* (Chemicals)	408	5,218
Fluidigm Corp.* (Life Sciences Tools & Services)	306	1,741
Flushing Financial Corp. (Banks)	204	5,481
FNFV Group* (Diversified Financial Services)	510	6,758
Forestar Group, Inc.* (Real Estate Management & Development)	306	4,177
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	459	5,439
Fortress Biotech, Inc.* (Biotechnology)	663	2,453
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	408	8,446
Forward Air Corp. (Air Freight & Logistics)	204	9,704
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	306	5,340
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	408	9,315
Fox Factory Holding Corp.* (Auto Components)	204	5,855
Francesca’s Holdings Corp.* (Specialty Retail)	357	5,480
Franklin Electric Co., Inc. (Machinery)	306	13,173
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	663	8,049
Fred’s, Inc. - Class A (Multiline Retail)	306	4,009
Fresh Del Monte Produce, Inc. (Food Products)	204	12,083
Freshpet, Inc.* (Food Products)	255	2,805
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	510	3,437
FTI Consulting, Inc.* (Professional Services)	255	10,498
FuelCell Energy, Inc.* (Electrical Equipment)	357	491
Fulton Financial Corp. (Banks)	1,071	19,117
FutureFuel Corp. (Chemicals)	255	3,616
GAIN Capital Holdings, Inc. (Capital Markets)	408	3,399
Galena Biopharma, Inc.* (Biotechnology)	102	62
Gannett Co., Inc. (Media)	765	6,411
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	357	5,480
GATX Corp. (Trading Companies & Distributors)	255	15,545
GCP Applied Technologies, Inc.* (Chemicals)	459	14,986
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	408	2,313
Generac Holdings, Inc.* (Electrical Equipment)	408	15,210
General Cable Corp. (Electrical Equipment)	357	6,408
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	255	5,304
Genesis Healthcare, Inc.* (Health Care Providers & Services)	918	2,424
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	357	4,577
Gentherm, Inc.* (Auto Components)	255	10,009
Genworth Financial, Inc.* - Class A (Insurance)	3,315	13,658
Geron Corp.* (Biotechnology)	1,326	3,010
Getty Realty Corp. (Equity Real Estate Investment Trusts)	204	5,155
Gibraltar Industries, Inc.* (Building Products)	204	8,405
Gigamon, Inc.* (Software)	204	7,252
GigPeak, Inc.* (Semiconductors & Semiconductor Equipment)	816	2,513
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	255	5,582
Glacier Bancorp, Inc. (Banks)	510	17,304
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	204	4,217

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Global Eagle Entertainment, Inc.* (Media)	459	$1,464
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	357	8,597
Globalstar, Inc.* (Diversified Telecommunication Services)	3,162	5,059
Globant SA* (Software)	204	7,426
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	459	13,596
Glu Mobile, Inc.* (Software)	1,122	2,547
GNC Holdings, Inc. - Class A (Specialty Retail)	459	3,378
Gogo, Inc.* (Internet Software & Services)	459	5,049
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	612	17,093
Gold Resource Corp. (Metals & Mining)	663	2,997
GoPro, Inc.* - Class A (Household Durables)	714	6,212
Government Properties Income Trust (Equity Real Estate Investment Trusts)	459	9,607
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	867	22,801
Grand Canyon Education, Inc.* (Diversified Consumer Services)	306	21,914
Granite Construction, Inc. (Construction & Engineering)	255	12,798
Gray Television, Inc.* (Media)	459	6,656
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	612	2,448
Great Western Bancorp, Inc. (Banks)	357	15,140
Green Brick Partners, Inc.* (Household Durables)	306	3,045
Green Dot Corp.* - Class A (Consumer Finance)	306	10,208
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	255	6,311
Greenhill & Co., Inc. (Capital Markets)	204	5,977
Greenlight Capital Re, Ltd.* - Class A (Insurance)	255	5,636
Greif, Inc. - Class A (Containers & Packaging)	204	11,238
Griffon Corp. (Building Products)	255	6,286
GrubHub, Inc.* (Internet Software & Services)	510	16,773
GTT Communications, Inc.* (Internet Software & Services)	204	4,967
GUESS?, Inc. (Specialty Retail)	408	4,549
Guidance Software, Inc.* (Software)	306	1,805
H&E Equipment Services, Inc. (Trading Companies & Distributors)	255	6,253
H.B. Fuller Co. (Chemicals)	306	15,777
Haemonetics Corp.* (Health Care Equipment & Supplies)	357	14,483
Halozyme Therapeutics, Inc.* (Biotechnology)	765	9,914
Halyard Health, Inc.* (Health Care Equipment & Supplies)	306	11,656
Hancock Holding Co. (Banks)	510	23,231
Hanmi Financial Corp. (Banks)	255	7,841
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	255	5,151
Harmonic, Inc.* (Communications Equipment)	867	5,159
Harsco Corp.* (Machinery)	663	8,453
Hawaiian Holdings, Inc.* (Airlines)	357	16,583
HC2 Holdings, Inc. (Construction & Engineering)	459	2,846
Headwaters, Inc.* (Construction Materials)	510	11,974
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	663	21,547
Healthcare Services Group, Inc. (Commercial Services & Supplies)	459	19,778
HealthEquity, Inc.* (Health Care Providers & Services)	306	12,990
HealthSouth Corp. (Health Care Providers & Services)	561	24,015
HealthStream, Inc.* (Health Care Technology)	204	4,943
Heartland Express, Inc. (Road & Rail)	357	7,158
Hecla Mining Co. (Metals & Mining)	2,448	12,950
Helen of Troy, Ltd.* (Household Durables)	153	14,412
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	765	5,944
Heritage Commerce Corp. (Banks)	255	3,596
Heritage Financial Corp. (Banks)	255	6,311
Heritage Insurance Holdings, Inc. (Insurance)	255	3,256
Herman Miller, Inc. (Commercial Services & Supplies)	408	12,872
Heron Therapeutics, Inc.* (Biotechnology)	255	3,825
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	306	5,750
HFF, Inc. - Class A (Real Estate Management & Development)	255	7,056
Hibbett Sports, Inc.* (Specialty Retail)	153	4,514
Hill International, Inc.* (Professional Services)	459	1,905
Hillenbrand, Inc. (Machinery)	357	12,798
Hilltop Holdings, Inc. (Banks)	510	14,010
HMS Holdings Corp.* (Health Care Technology)	561	11,405
HNI Corp. (Commercial Services & Supplies)	306	14,104
Home BancShares, Inc. (Banks)	765	20,709
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	204	5,702
Hope Bancorp, Inc. (Banks)	510	9,777
Horace Mann Educators Corp. (Insurance)	255	10,468
Horizon Pharma PLC* (Pharmaceuticals)	1,020	15,076
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	306	1,356
Hortonworks, Inc.* (Internet Software & Services)	357	3,502
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	816	8,282
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	1,428	3,242
HRG Group, Inc.* (Household Products)	765	14,779
HSN, Inc. (Internet & Direct Marketing Retail)	204	7,568
Hub Group, Inc.* - Class A (Air Freight & Logistics)	204	9,466
Hubspot, Inc.* (Software)	204	12,352
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	510	17,666
IBERIABANK Corp. (Banks)	255	20,171

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	408	$3,068
IDACORP, Inc. (Electric Utilities)	306	25,385
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,326	3,275
Ignyta, Inc.* (Biotechnology)	408	3,509
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	408	14,708
ILG, Inc. (Hotels, Restaurants & Leisure)	714	14,965
IMAX Corp.* (Media)	408	13,872
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	357	3,092
ImmunoGen, Inc.* (Biotechnology)	867	3,355
Immunomedics, Inc.* (Biotechnology)	1,020	6,599
Impax Laboratories, Inc.* (Pharmaceuticals)	459	5,806
Imperva, Inc.* (Software)	204	8,374
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	255	11,692
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	408	2,248
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	408	3,823
Independent Bank Corp. (Banks)	153	9,945
Infinera Corp.* (Communications Equipment)	918	9,391
Infinity Pharmaceuticals, Inc.* (Biotechnology)	1,224	3,954
Information Services Group, Inc.* (IT Services)	510	1,607
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	306	5,508
Ingevity Corp.* (Chemicals)	306	18,620
InnerWorkings, Inc.* (Commercial Services & Supplies)	357	3,556
Innospec, Inc. (Chemicals)	153	9,907
Innoviva, Inc.* (Pharmaceuticals)	561	7,759
Inovio Pharmaceuticals, Inc.* (Biotechnology)	510	3,376
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	255	12,449
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	255	10,478
Insmed, Inc.* (Biotechnology)	459	8,037
Insulet Corp.* (Health Care Equipment & Supplies)	357	15,383
Insys Therapeutics, Inc.* (Biotechnology)	255	2,680
Integer Holdings Corp.* (Health Care Equipment & Supplies)	204	8,201
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	408	17,189
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	816	19,315
Intelsat S.A.* (Diversified Telecommunication Services)	663	2,751
InterDigital, Inc. (Communications Equipment)	204	17,605
Interface, Inc. (Commercial Services & Supplies)	459	8,744
International Bancshares Corp. (Banks)	357	12,638
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	102	1,950
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	204	7,538
Intersect ENT, Inc.* (Pharmaceuticals)	255	4,373
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	255	4,144
Invacare Corp. (Health Care Equipment & Supplies)	306	3,641
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	663	8,374
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	714	11,010
Investment Technology Group, Inc. (Capital Markets)	255	5,164
Investors Bancorp, Inc. (Banks)	1,836	26,402
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	918	5,444
Invitae Corp.* (Biotechnology)	255	2,820
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	408	1,652
Iridium Communications, Inc.* (Diversified Telecommunication Services)	612	5,906
iRobot Corp.* (Household Durables)	204	13,492
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	867	14,791
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	204	5,377
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	561	6,620
Itron, Inc.* (Electronic Equipment, Instruments & Components)	204	12,383
Ixia* (Communications Equipment)	510	10,022
IXYS Corp. (Semiconductors & Semiconductor Equipment)	255	3,710
j2 Global, Inc. (Internet Software & Services)	306	25,675
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	204	20,752
Janus Capital Group, Inc. (Capital Markets)	918	12,118
Jive Software, Inc.* (Software)	663	2,851
John Bean Technologies Corp. (Machinery)	204	17,942
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	510	1,301
Joy Global, Inc. (Machinery)	612	17,289
K12, Inc.* (Diversified Consumer Services)	306	5,860
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	204	4,184
Kaman Corp. - Class A (Trading Companies & Distributors)	204	9,819
KapStone Paper & Packaging Corp. (Paper & Forest Products)	561	12,959
Karyopharm Therapeutics, Inc.* (Biotechnology)	306	3,929
KB Home (Household Durables)	561	11,153
KCG Holdings, Inc.* - Class A (Capital Markets)	408	7,275
Kearny Financial Corp. (Thrifts & Mortgage Finance)	612	9,211
Kelly Services, Inc. - Class A (Professional Services)	255	5,574
Kemper Corp. (Insurance)	255	10,175
Kennametal, Inc. (Machinery)	510	20,008
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	561	12,454

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	663	$4,084
Kforce, Inc. (Professional Services)	204	4,845
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	255	4,322
Kimball International, Inc. - Class B (Commercial Services & Supplies)	306	5,049
Kindred Healthcare, Inc. (Health Care Providers & Services)	612	5,110
Kite Pharma, Inc.* (Biotechnology)	255	20,015
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	510	10,965
KLX, Inc.* (Aerospace & Defense)	357	15,958
Knight Transportation, Inc. (Road & Rail)	459	14,390
Knoll, Inc. (Commercial Services & Supplies)	306	7,286
Knowles Corp.* (Electronic Equipment, Instruments & Components)	612	11,597
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	867	3,555
Korn/Ferry International (Professional Services)	408	12,848
Kraton Performance Polymers, Inc.* (Chemicals)	204	6,308
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	561	4,365
Kronos Worldwide, Inc. (Chemicals)	357	5,866
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	612	8,274
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	306	4,419
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	1,071	2,656
Lakeland Bancorp, Inc. (Banks)	306	5,998
Landec Corp.* (Food Products)	255	3,060
Lannett Co., Inc.* (Pharmaceuticals)	204	4,559
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	663	19,194
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	918	6,353
La-Z-Boy, Inc. (Household Durables)	306	8,262
LCI Industries (Auto Components)	153	15,269
LegacyTexas Financial Group, Inc. (Banks)	306	12,209
LendingClub Corp.* (Consumer Finance)	2,142	11,759
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	357	5,119
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,479	14,760
Liberty Braves Group* - Class C (Media)	255	6,031
Liberty Media Group* - Class A (Media)	204	6,671
Liberty Media Group* - Class C (Media)	357	12,192
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	459	6,472
Limelight Networks, Inc.* (Internet Software & Services)	1,275	3,290
Lion Biotechnologies, Inc.* (Biotechnology)	408	3,040
Liquidity Services, Inc.* (Internet Software & Services)	306	2,448
Lithia Motors, Inc. - Class A (Specialty Retail)	153	13,104
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	153	24,466
LivePerson, Inc.* (Internet Software & Services)	510	3,494
LogMeIn, Inc. (Internet Software & Services)	153	14,918
Louisiana-Pacific Corp.* (Paper & Forest Products)	918	22,785
LSI Industries, Inc. (Electrical Equipment)	255	2,573
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	255	12,215
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	255	5,352
Lumentum Holdings, Inc.* (Communications Equipment)	357	19,046
Luminex Corp. (Life Sciences Tools & Services)	306	5,621
M.D.C. Holdings, Inc. (Household Durables)	255	7,663
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	153	7,390
M/I Homes, Inc.* (Household Durables)	204	4,998
Macatawa Bank Corp. (Banks)	357	3,527
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	561	15,113
MacroGenics, Inc.* (Biotechnology)	255	4,743
Magellan Health, Inc.* (Health Care Providers & Services)	153	10,565
Maiden Holdings, Ltd. (Insurance)	459	6,426
MainSource Financial Group, Inc. (Banks)	204	6,718
MannKind Corp.* (Biotechnology)	562	832
ManTech International Corp. - Class A (IT Services)	153	5,298
Marchex, Inc.* - Class B (Internet Software & Services)	561	1,526
MarineMax, Inc.* (Specialty Retail)	204	4,417
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	153	15,289
Marten Transport, Ltd. (Road & Rail)	204	4,784
Masimo Corp.* (Health Care Equipment & Supplies)	255	23,780
Masonite International Corp.* (Building Products)	204	16,166
MasTec, Inc.* (Construction & Engineering)	459	18,383
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	510	12,133
Matrix Service Co.* (Energy Equipment & Services)	255	4,208
Matson, Inc. (Marine)	306	9,718
Matthews International Corp. - Class A (Commercial Services & Supplies)	204	13,801
MAXIMUS, Inc. (IT Services)	408	25,378
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	408	11,444
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	408	2,370
MB Financial, Inc. (Banks)	459	19,654
MBIA, Inc.* (Insurance)	918	7,775
McDermott International, Inc.* (Energy Equipment & Services)	1,632	11,016

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
McGrath RentCorp (Commercial Services & Supplies)	153	$5,136
MDC Partners, Inc. - Class A (Media)	357	3,356
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,479	19,064
MediciNova, Inc.* (Biotechnology)	357	2,138
Medidata Solutions, Inc.* (Health Care Technology)	357	20,594
MeetMe, Inc.* (Internet Software & Services)	510	3,004
Mercury Systems, Inc.* (Aerospace & Defense)	255	9,958
Meredith Corp. (Media)	255	16,472
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	357	6,533
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	306	4,223
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	306	8,843
Meritage Homes Corp.* (Household Durables)	255	9,384
Meritor, Inc.* (Machinery)	663	11,357
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	918	2,827
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	255	11,628
MGE Energy, Inc. (Electric Utilities)	204	13,260
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,193	22,215
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	714	36,792
MiMedx Group, Inc.* (Biotechnology)	765	7,290
Minerals Technologies, Inc. (Chemicals)	204	15,626
Mitek System, Inc.* (Software)	357	2,374
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	357	24,544
Mobile Mini, Inc. (Commercial Services & Supplies)	306	9,333
MobileIron, Inc.* (Software)	663	2,884
Model N, Inc.* (Software)	204	2,132
Modine Manufacturing Co.* (Auto Components)	408	4,978
Molina Healthcare, Inc.* (Health Care Providers & Services)	255	11,628
Momenta Pharmaceuticals, Inc.* (Biotechnology)	510	6,809
MoneyGram International, Inc.* (IT Services)	357	6,001
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	459	6,550
Monogram Residential Trust, Inc. (Equity Real Estate Investment Trusts)	1,071	10,678
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	255	23,486
Monotype Imaging Holdings, Inc. (Software)	306	6,151
Monro Muffler Brake, Inc. (Specialty Retail)	204	10,628
Moog, Inc.* - Class A (Aerospace & Defense)	204	13,739
MRC Global, Inc.* (Trading Companies & Distributors)	612	11,218
MSA Safety, Inc. (Commercial Services & Supplies)	204	14,421
MSG Networks, Inc.* - Class A (Media)	408	9,527
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	357	5,980
Mueller Industries, Inc. (Machinery)	357	12,220
Mueller Water Products, Inc. - Class A (Machinery)	1,020	12,056
Myriad Genetics, Inc.* (Biotechnology)	408	7,834
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	204	6,214
Natera, Inc.* (Biotechnology)	255	2,262
National Bank Holdings Corp. (Banks)	204	6,630
National CineMedia, Inc. (Media)	459	5,797
National General Holdings Corp. (Insurance)	357	8,482
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	255	18,521
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	204	4,876
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	306	4,823
Natus Medical, Inc.* (Health Care Equipment & Supplies)	204	8,007
Nautilus, Inc.* (Leisure Products)	255	4,654
Navigant Consulting, Inc.* (Professional Services)	357	8,161
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	1,224	2,105
Navistar International Corp.* (Machinery)	408	10,045
NBT Bancorp, Inc. (Banks)	306	11,343
NCI Building Systems, Inc.* (Building Products)	255	4,373
Nektar Therapeutics* (Pharmaceuticals)	816	19,152
Neogen Corp.* (Health Care Equipment & Supplies)	255	16,715
NeoGenomics, Inc.* (Life Sciences Tools & Services)	459	3,622
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	306	2,757
NETGEAR, Inc.* (Communications Equipment)	204	10,108
NetScout Systems, Inc.* (Communications Equipment)	612	23,224
NeuStar, Inc.* - Class A (IT Services)	357	11,835
Nevro Corp.* (Health Care Equipment & Supplies)	153	14,336
New Jersey Resources Corp. (Gas Utilities)	510	20,196
New Media Investment Group, Inc. (Media)	306	4,348
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,377	23,381
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	561	5,722
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	816	5,035
Newpark Resources, Inc.* (Energy Equipment & Services)	714	5,783
NewStar Financial, Inc. (Diversified Financial Services)	255	2,698
Nexstar Broadcasting Group, Inc. - Class A (Media)	204	14,310
NIC, Inc. (Internet Software & Services)	408	8,242

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NII Holdings, Inc.* (Wireless Telecommunication Services)	663	$862
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	510	6,375
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	510	5,814
NN, Inc. (Machinery)	204	5,141
Nobilis Health Corp.* (Health Care Providers & Services)	816	1,387
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	612	5,006
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	510	1,326
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	306	5,514
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	459	5,320
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	663	11,165
Northwest Natural Gas Co. (Gas Utilities)	153	9,042
NorthWestern Corp. (Multi-Utilities)	306	17,962
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	255	6,770
Novavax, Inc.* (Biotechnology)	1,734	2,220
Novocure, Ltd.* (Health Care Equipment & Supplies)	408	3,305
NOW, Inc.* (Trading Companies & Distributors)	663	11,244
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	306	5,321
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	459	8,124
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	204	11,322
NuVasive, Inc.* (Health Care Equipment & Supplies)	306	22,852
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	408	10,947
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,122	16,000
Oclaro, Inc.* (Communications Equipment)	816	8,013
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	1,377	7,532
Office Depot, Inc. (Specialty Retail)	3,570	16,653
OFG Bancorp (Banks)	408	4,814
Oil States International, Inc.* (Energy Equipment & Services)	357	11,835
Old National Bancorp (Banks)	867	15,042
Old Second Bancorp, Inc. (Banks)	357	4,016
Olin Corp. (Chemicals)	1,020	33,528
OM Asset Management PLC (Capital Markets)	306	4,627
Omeros Corp.* (Pharmaceuticals)	306	4,627
Omnicell, Inc.* (Health Care Technology)	255	10,366
OMNOVA Solutions, Inc.* (Chemicals)	408	4,039
On Assignment, Inc.* (Professional Services)	306	14,850
On Deck Capital, Inc.* (Diversified Financial Services)	510	2,570
ONE Gas, Inc. (Gas Utilities)	306	20,686
Ophthotech Corp.* (Biotechnology)	204	747
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	510	6,594
ORBCOMM, Inc.* (Diversified Telecommunication Services)	510	4,871
Organovo Holdings, Inc.* (Biotechnology)	867	2,757
Orion Marine Group, Inc.* (Construction & Engineering)	408	3,048
Oritani Financial Corp. (Thrifts & Mortgage Finance)	306	5,202
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	255	14,556
Otonomy, Inc.* (Biotechnology)	204	2,499
Otter Tail Corp. (Electric Utilities)	255	9,665
OvaScience, Inc.* (Biotechnology)	408	763
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	306	1,181
Owens & Minor, Inc. (Health Care Providers & Services)	408	14,117
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	255	3,950
P.H. Glatfelter Co. (Paper & Forest Products)	306	6,652
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	561	2,900
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	408	2,795
Pacific Premier Bancorp, Inc.* (Banks)	204	7,864
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	255	11,628
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	153	12,246
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	255	4,205
PAREXEL International Corp.* (Life Sciences Tools & Services)	306	19,311
Park Sterling Corp. (Banks)	459	5,650
Parker Drilling Co.* (Energy Equipment & Services)	1,224	2,142
Parkway, Inc. (Equity Real Estate Investment Trusts)	153	3,043
Party City Holdco, Inc.* (Specialty Retail)	255	3,583
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	408	8,213
Paycom Software, Inc.* (Software)	306	17,598
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	306	19,078
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	255	5,768
PDL BioPharma, Inc. (Biotechnology)	1,377	3,126
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	459	13,407
Pegasystems, Inc. (Software)	255	11,182
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	510	9,399
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	459	6,949
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	459	8,147
Penumbra, Inc.* (Health Care Equipment & Supplies)	153	12,768
Perficient, Inc.* (IT Services)	255	4,427

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Performance Food Group Co.* (Food & Staples Retailing)	255	$6,069
PGT, Inc.* (Building Products)	408	4,386
PharmAthene, Inc. (Biotechnology)	867	704
PharMerica Corp.* (Health Care Providers & Services)	204	4,774
PHH Corp.* (Thrifts & Mortgage Finance)	408	5,194
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	510	5,457
Physicians Realty Trust (Equity Real Estate Investment Trusts)	867	17,227
Pier 1 Imports, Inc. (Specialty Retail)	663	4,747
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	459	8,960
Pinnacle Financial Partners, Inc. (Banks)	255	16,945
Pioneer Energy Services Corp.* (Energy Equipment & Services)	663	2,652
Planet Payment, Inc.* (IT Services)	510	2,030
Plantronics, Inc. (Communications Equipment)	204	11,038
Plexus Corp.* (Electronic Equipment, Instruments & Components)	204	11,791
Plug Power, Inc.* (Electrical Equipment)	1,734	2,393
Ply Gem Holdings, Inc.* (Building Products)	204	4,019
PNM Resources, Inc. (Electric Utilities)	510	18,870
PolyOne Corp. (Chemicals)	510	17,386
Portland General Electric Co. (Electric Utilities)	561	24,920
Portola Pharmaceuticals, Inc.* (Biotechnology)	357	13,991
Potbelly Corp.* (Hotels, Restaurants & Leisure)	255	3,545
Potlatch Corp. (Equity Real Estate Investment Trusts)	255	11,654
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	204	13,413
PRA Group, Inc.* (Consumer Finance)	306	10,144
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	153	9,980
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	204	2,695
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	306	17,001
Primerica, Inc. (Insurance)	306	25,153
Primoris Services Corp. (Construction & Engineering)	306	7,105
PrivateBancorp, Inc. (Banks)	510	30,278
Progenics Pharmaceuticals, Inc.* (Biotechnology)	663	6,259
Progress Software Corp. (Software)	357	10,371
Proofpoint, Inc.* (Software)	255	18,962
PROS Holdings, Inc.* (Software)	204	4,935
Prosperity Bancshares, Inc. (Banks)	408	28,441
Prothena Corp. PLC* (Biotechnology)	255	14,226
Proto Labs, Inc.* (Machinery)	153	7,818
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	408	10,547
PTC Therapeutics, Inc.* (Biotechnology)	357	3,513
Puma Biotechnology, Inc.* (Biotechnology)	204	7,589
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	459	4,512
Q2 Holdings, Inc.* (Internet Software & Services)	204	7,109
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	306	14,918
Quad/Graphics, Inc. (Commercial Services & Supplies)	204	5,149
Quality Systems, Inc.* (Health Care Technology)	408	6,218
Qualys, Inc.* (Software)	204	7,732
Quanex Building Products Corp. (Building Products)	255	5,164
Quidel Corp.* (Health Care Equipment & Supplies)	204	4,619
QuinStreet, Inc.* (Internet Software & Services)	612	2,387
Quorum Health Corp.* (Health Care Providers & Services)	306	1,665
Quotient Technology, Inc.* (Internet Software & Services)	459	4,383
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,377	24,730
Radiant Logistics, Inc.* (Air Freight & Logistics)	561	2,805
Radio One, Inc.* - Class D (Media)	510	1,683
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	459	1,836
Radius Health, Inc.* (Biotechnology)	204	7,885
RadNet, Inc.* (Health Care Providers & Services)	459	2,708
RAIT Financial Trust (Equity Real Estate Investment Trusts)	918	2,938
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	714	9,382
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	510	7,150
Raven Industries, Inc. (Industrial Conglomerates)	255	7,408
Rayonier Advanced Materials, Inc. (Chemicals)	357	4,802
RBC Bearings, Inc.* (Machinery)	153	14,855
Real Industry, Inc.* (Metals & Mining)	306	872
RealNetworks, Inc.* (Internet Software & Services)	408	1,975
RealPage, Inc.* (Software)	357	12,459
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	204	4,525
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	510	8,471
Regis Corp.* (Diversified Consumer Services)	306	3,586
Regulus Therapeutics, Inc.* (Biotechnology)	459	757
Renasant Corp. (Banks)	255	10,121
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	408	4,264
Rent-A-Center, Inc. (Specialty Retail)	408	3,619
Repligen Corp.* (Biotechnology)	255	8,976
Republic First Bancorp, Inc.* (Banks)	510	4,233
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	255	2,491
Resources Connection, Inc. (Professional Services)	306	5,126

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Restoration Hardware, Inc.* (Specialty Retail)	255	$11,796
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	612	12,870
RetailMeNot, Inc.* (Internet Software & Services)	357	2,892
Retrophin, Inc.* (Biotechnology)	255	4,707
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	459	10,337
Rexnord Corp.* (Machinery)	561	12,948
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,071	3,545
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	357	3,863
RingCentral, Inc.* - Class A (Software)	408	11,546
RLI Corp. (Insurance)	255	15,305
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	765	17,985
Roadrunner Transportation Systems, Inc.* (Road & Rail)	357	2,453
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	459	2,873
RPX Corp.* (Professional Services)	408	4,896
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	510	21,128
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	663	2,652
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	663	1,863
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	255	5,712
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	204	6,748
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	255	5,113
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	255	15,767
S&T Bancorp, Inc. (Banks)	255	8,823
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	459	12,820
Sage Therapeutics, Inc.* (Biotechnology)	204	14,498
Saia, Inc.* (Road & Rail)	204	9,037
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	459	4,379
Sandy Spring Bancorp, Inc. (Banks)	153	6,271
Sangamo BioSciences, Inc.* (Biotechnology)	612	3,182
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	459	18,635
Sapiens International Corp. N.V. (Software)	255	3,284
Sarepta Therapeutics, Inc.* (Biotechnology)	306	9,058
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	153	6,005
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	204	4,213
Scholastic Corp. (Media)	204	8,684
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	204	8,450
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	357	3,499
Science Applications International Corp. (IT Services)	255	18,972
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	408	9,649
Scorpio Bulkers, Inc.* (Marine)	663	6,100
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	1,224	5,435
Seacoast Banking Corp. of Florida* (Banks)	255	6,115
Seadrill, Ltd.* (Energy Equipment & Services)	2,550	4,208
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	459	8,386
Select Comfort Corp.* (Specialty Retail)	306	7,586
Select Income REIT (Equity Real Estate Investment Trusts)	408	10,522
Select Medical Holdings Corp.* (Health Care Providers & Services)	714	9,532
Selective Insurance Group, Inc. (Insurance)	357	16,833
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	306	11,016
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	408	13,790
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	459	822
Sensient Technologies Corp. (Chemicals)	255	20,212
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	357	1,389
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	153	6,602
ServiceSource International, Inc.* (IT Services)	663	2,572
ServisFirst Bancshares, Inc. (Banks)	306	11,132
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	306	8,584
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	408	5,998
ShoreTel, Inc.* (Communications Equipment)	561	3,450
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	204	9,851
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	408	2,550
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	255	18,755
Silver Bay Realty Trust Corp. (Equity Real Estate Investment Trusts)	255	5,475
Silver Spring Networks, Inc.* (Software)	306	3,455
Simmons First National Corp. - Class A (Banks)	204	11,251
Simpson Manufacturing Co., Inc. (Building Products)	255	10,988
Sinclair Broadcast Group, Inc. - Class A (Media)	408	16,523
SkyWest, Inc. (Airlines)	357	12,227
Smart & Final Stores, Inc.* (Food & Staples Retailing)	204	2,468
Snyder’s-Lance, Inc. (Food Products)	510	20,559
Sonic Automotive, Inc. - Class A (Specialty Retail)	255	5,113
Sonic Corp. (Hotels, Restaurants & Leisure)	306	7,760

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sonus Networks, Inc.* (Communications Equipment)	408	$2,689
Sorrento Therapeutics, Inc.* (Biotechnology)	357	1,410
Sotheby’s* - Class A (Diversified Consumer Services)	357	16,236
South Jersey Industries, Inc. (Gas Utilities)	510	18,182
South State Corp. (Banks)	153	13,671
Southside Bancshares, Inc. (Banks)	204	6,848
Southwest Gas Corp. (Gas Utilities)	306	25,369
Spartan Motors, Inc. (Auto Components)	408	3,264
SpartanNash Co. (Food & Staples Retailing)	255	8,922
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	561	3,647
Spire, Inc. (Gas Utilities)	255	17,213
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	306	1,463
SPX Corp.* (Machinery)	306	7,421
SPX FLOW, Inc.* (Machinery)	255	8,851
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,224	10,331
STAAR Surgical Co.* (Health Care Equipment & Supplies)	459	4,498
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	459	11,484
Stage Stores, Inc. (Specialty Retail)	408	1,057
State Bank Financial Corp. (Banks)	255	6,661
State National Cos., Inc. (Insurance)	306	4,406
Steelcase, Inc. - Class A (Commercial Services & Supplies)	561	9,397
Stein Mart, Inc. (Specialty Retail)	357	1,075
Sterling Bancorp (Banks)	816	19,339
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	408	15,727
Stewart Information Services Corp. (Insurance)	153	6,760
Stifel Financial Corp.* (Capital Markets)	408	20,477
Stillwater Mining Co.* (Metals & Mining)	816	14,091
Stoneridge, Inc.* (Auto Components)	255	4,626
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	357	7,315
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	255	2,805
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	612	9,780
Summit Materials, Inc.* - Class A (Construction Materials)	408	10,082
Sun Hydraulics Corp. (Machinery)	153	5,525
SunCoke Energy, Inc.* (Metals & Mining)	561	5,027
Sunrun, Inc.* (Electrical Equipment)	561	3,029
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,377	21,109
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	255	6,464
Superior Industries International, Inc. (Auto Components)	204	5,171
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	357	11,174
SUPERVALU, Inc.* (Food & Staples Retailing)	1,785	6,890
Swift Transportation Co.* (Road & Rail)	510	10,475
Sykes Enterprises, Inc.* (IT Services)	255	7,497
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	255	12,625
Synchronoss Technologies, Inc.* (Software)	255	6,222
Synergy Pharmaceuticals, Inc.* (Biotechnology)	1,377	6,417
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	204	22,836
Syntel, Inc. (IT Services)	204	3,433
Synthetic Biologics, Inc.* (Biotechnology)	1,071	675
Tailored Brands, Inc. (Specialty Retail)	408	6,096
Take-Two Interactive Software, Inc.* (Software)	510	30,229
TASER International, Inc.* (Aerospace & Defense)	357	8,136
Taylor Morrison Home Corp.* - Class A (Household Durables)	255	5,437
Team, Inc.* (Commercial Services & Supplies)	204	5,518
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	204	19,156
Teekay Corp. (Oil, Gas & Consumable Fuels)	408	3,733
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	1,071	2,196
Teledyne Technologies, Inc.* (Aerospace & Defense)	204	25,797
Telenav, Inc.* (Software)	408	3,529
Teligent, Inc.* (Pharmaceuticals)	459	3,585
Tenneco, Inc. (Auto Components)	357	22,284
TerraForm Global, Inc.* - Class A (Independent Power & Renewable Electricity Producers)	969	4,651
Terraform Power, Inc.* (Independent Power & Renewable Electricity Producers)	663	8,201
TerraVia Holdings, Inc.* (Chemicals)	969	702
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	306	8,568
TESARO, Inc.* (Biotechnology)	153	23,542
Tesco Corp.* (Energy Equipment & Services)	408	3,284
Tetra Tech, Inc. (Commercial Services & Supplies)	357	14,583
TETRA Technologies, Inc.* (Energy Equipment & Services)	663	2,698
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	510	4,687
Texas Capital Bancshares, Inc.* (Banks)	306	25,536
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	408	18,168
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	255	3,902
TG Therapeutics, Inc.* (Biotechnology)	408	4,753
The Advisory Board Co.* (Professional Services)	255	11,934
The Andersons, Inc. (Food & Staples Retailing)	204	7,732
The Bancorp, Inc.* (Banks)	408	2,081
The Brink’s Co. (Commercial Services & Supplies)	306	16,356
The Buckle, Inc. (Specialty Retail)	204	3,794
The Cato Corp. - Class A (Specialty Retail)	204	4,480

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	306	$19,388
The Chemours Co. (Chemicals)	1,173	45,162
The E.W. Scripps Co.* - Class A (Media)	408	9,564
The Ensign Group, Inc. (Health Care Providers & Services)	357	6,712
The Finish Line, Inc. - Class A (Specialty Retail)	306	4,354
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	459	21,283
The Greenbrier Cos., Inc. (Machinery)	204	8,792
The Hackett Group, Inc. (IT Services)	204	3,976
The KEYW Holding Corp.* (Aerospace & Defense)	357	3,370
The Manitowoc Co., Inc.* (Machinery)	969	5,523
The Medicines Co.* (Pharmaceuticals)	408	19,950
The New York Times Co. - Class A (Media)	816	11,750
The Rubicon Project, Inc.* (Software)	306	1,802
The Spectranetics Corp.* (Health Care Equipment & Supplies)	306	8,912
The St Joe Co.* (Real Estate Management & Development)	357	6,087
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,020	7,344
Theravance Biopharma, Inc.* (Pharmaceuticals)	255	9,389
Thermon Group Holdings, Inc.* (Electrical Equipment)	255	5,314
Third Point Reinsurance, Ltd.* (Insurance)	510	6,171
Tidewater, Inc.* (Energy Equipment & Services)	561	645
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	357	6,198
Tile Shop Holdings, Inc. (Specialty Retail)	255	4,909
Time, Inc. (Media)	663	12,829
TimkenSteel Corp.* (Metals & Mining)	357	6,751
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	408	2,978
Titan International, Inc. (Machinery)	459	4,746
Tivity Health, Inc.* (Health Care Providers & Services)	306	8,905
TiVo Corp. (Software)	816	15,300
TopBuild Corp.* (Household Durables)	255	11,985
TowneBank (Banks)	357	11,567
TransEnterix, Inc.* (Health Care Equipment & Supplies)	1,326	1,604
Travelport Worldwide, Ltd. (IT Services)	765	9,004
Tredegar Corp. (Chemicals)	204	3,580
Trevena, Inc.* (Biotechnology)	459	1,685
Trex Co., Inc.* (Building Products)	204	14,155
TRI Pointe Group, Inc.* (Household Durables)	969	12,151
TriMas Corp.* (Machinery)	306	6,350
TriNet Group, Inc.* (Professional Services)	306	8,843
Trinseo SA (Chemicals)	204	13,688
Triple-S Management Corp.* (Health Care Providers & Services)	204	3,584
Triumph Group, Inc. (Aerospace & Defense)	306	7,880
Tronc, Inc.* (Media)	255	3,550
Tronox, Ltd. - Class A (Chemicals)	663	12,232
Trovagene, Inc.* (Biotechnology)	408	469
TrueBlue, Inc.* (Professional Services)	306	8,369
TrueCar, Inc.* (Internet Software & Services)	459	7,101
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	714	5,605
Trustmark Corp. (Banks)	459	14,592
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	561	9,049
Tuesday Morning Corp.* (Multiline Retail)	459	1,721
Tutor Perini Corp.* (Construction & Engineering)	255	8,109
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	408	19,580
Ubiquiti Networks, Inc.* (Communications Equipment)	204	10,253
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	408	6,883
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	255	17,284
UMB Financial Corp. (Banks)	306	23,045
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	255	3,879
Umpqua Holdings Corp. (Banks)	1,377	24,428
Union Bankshares Corp. (Banks)	306	10,765
Unisys Corp.* (IT Services)	459	6,403
Unit Corp.* (Energy Equipment & Services)	357	8,625
United Bankshares, Inc. (Banks)	408	17,238
United Community Banks, Inc. (Banks)	459	12,710
United Community Financial Corp. (Thrifts & Mortgage Finance)	459	3,828
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	408	6,940
United Natural Foods, Inc.* (Food & Staples Retailing)	306	13,229
Univar, Inc.* (Trading Companies & Distributors)	306	9,382
Universal American Corp.* (Health Care Providers & Services)	510	5,085
Universal Corp. (Tobacco)	153	10,825
Universal Display Corp. (Electronic Equipment, Instruments & Components)	255	21,956
Universal Insurance Holdings, Inc. (Insurance)	255	6,248
Urban Edge Properties (Equity Real Estate Investment Trusts)	561	14,754
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	204	4,194
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	510	2,168
Valhi, Inc. (Chemicals)	816	2,676
Valley National Bancorp (Banks)	1,581	18,656
Vanda Pharmaceuticals, Inc.* (Biotechnology)	306	4,284
VASCO Data Security International, Inc.* (Software)	255	3,443
Vector Group, Ltd. (Tobacco)	561	11,669
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	306	9,134
Verint Systems, Inc.* (Software)	408	17,697
Versartis, Inc.* (Biotechnology)	255	5,444
ViaSat, Inc.* (Communications Equipment)	255	16,274
Viavi Solutions, Inc.* (Communications Equipment)	1,530	16,402
VirnetX Holding Corp.* (Software)	561	1,290

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Virtu Financial, Inc. - Class A (Capital Markets)	204	$3,468
Virtusa Corp.* (IT Services)	204	6,165
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	867	14,262
Vital Therapies, Inc.* (Biotechnology)	306	1,224
Vitamin Shoppe, Inc.* (Specialty Retail)	204	4,111
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	510	1,428
Vocera Communications, Inc.* (Health Care Technology)	255	6,332
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,326	8,380
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	765	2,119
Wabash National Corp. (Machinery)	459	9,497
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	510	8,670
WageWorks, Inc.* (Professional Services)	255	18,438
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	204	8,505
Washington Federal, Inc. (Thrifts & Mortgage Finance)	561	18,569
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,173	10,193
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	459	14,358
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	204	3,723
Watts Water Technologies, Inc. - Class A (Machinery)	204	12,719
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	204	8,260
Web.com Group, Inc.* (Internet Software & Services)	306	5,906
WebMD Health Corp.* (Internet Software & Services)	255	13,433
Webster Financial Corp. (Banks)	561	28,072
Weight Watchers International, Inc.* (Diversified Consumer Services)	255	3,970
Werner Enterprises, Inc. (Road & Rail)	306	8,017
WesBanco, Inc. (Banks)	255	9,718
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	408	4,651
West Corp. (Commercial Services & Supplies)	306	7,473
Westamerica Bancorp (Banks)	153	8,542
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	357	3,488
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	459	16,097
WGL Holdings, Inc. (Gas Utilities)	306	25,254
Whitestone REIT (Equity Real Estate Investment Trusts)	255	3,529
Willbros Group, Inc.* (Energy Equipment & Services)	663	1,817
William Lyon Homes* - Class A (Household Durables)	204	4,206
Windstream Holdings, Inc. (Diversified Telecommunication Services)	1,377	7,505
Winnebago Industries, Inc. (Automobiles)	204	5,967
Wintrust Financial Corp. (Banks)	306	21,151
WisdomTree Investments, Inc. (Capital Markets)	765	6,946
WMIH Corp.* (Insurance)	1,683	2,440
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	612	15,282
Woodward, Inc. (Machinery)	306	20,785
World Wrestling Entertainment, Inc. - Class A (Media)	255	5,666
Worthington Industries, Inc. (Metals & Mining)	306	13,797
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	663	20,633
WSFS Financial Corp. (Thrifts & Mortgage Finance)	204	9,374
Xactly Corp.* (Internet Software & Services)	204	2,428
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	510	4,534
Xencor, Inc.* (Biotechnology)	255	6,100
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	663	11,317
Xenith Bankshares, Inc.* (Banks)	102	2,588
XO Group, Inc.* (Internet Software & Services)	204	3,511
Xperi Corp. (Semiconductors & Semiconductor Equipment)	306	10,389
XPO Logistics, Inc.* (Air Freight & Logistics)	612	29,309
YRC Worldwide, Inc.* (Road & Rail)	306	3,369
Zafgen, Inc.* (Biotechnology)	357	1,664
ZAGG, Inc.* (Household Durables)	408	2,938
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	255	14,181
Zendesk, Inc.* (Software)	510	14,300
ZIOPHARM Oncology, Inc.* (Biotechnology)	918	5,820
ZixCorp.* (Software)	612	2,944
Zogenix, Inc.* (Pharmaceuticals)	306	3,320
TOTAL COMMON STOCKS (Cost $6,781,498)		10,700,215

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*^+(a) (Biotechnology)	1,360	—
Dyax Corp.*^+(b) (Biotechnology)	972	1,079
TOTAL CONTINGENT RIGHTS (Cost $—)		1,079

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance+ (Metals & Mining)	510	$—
TOTAL TRUST (Cost $—)		—

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements (49.3%)(c)(d)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $13,668,791	$13,668,000	$13,668,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,668,000)		13,668,000

TOTAL INVESTMENT SECURITIES (Cost $20,449,498) - 87.8%		24,369,294
Net other assets (liabilities) - 12.2%		3,370,593

NET ASSETS - 100.0%		$27,739,887

^                            The Advisor has deemed these securities to be illiquid.  As of March 31, 2017, these securities represented less than 0.005% of the net assets of the Fund.

+                           These securities were fair valued based on procedures approved by the Board of Trustees.  As of March 31, 2017, these securities represented less than 0.005% of the net assets of the Fund.

*                           Non-income producing security

(a)                   No explicit expiration date, expiration is subject to contingencies.  Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)                   No explicit expiration date, expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $4,203,000.

(d)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	105	6/19/17	$7,265,475	$127,099

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	4/27/17	0.76%	$9,709,219	$192,727
Russell 2000 Index	Goldman Sachs International	4/27/17	1.11%	7,432,023	150,516
				17,141,242	343,243

iShares Russell 2000 ETF	UBS AG	4/27/17	0.76%	$7,262,666	$173,296
Russell 2000 Index	UBS AG	4/27/17	0.96%	13,032,162	283,042
				20,294,828	456,338
				$37,436,070	$799,581

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP UltraSmall-Cap invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$173,549	0.6%
Air Freight & Logistics	70,671	0.3%
Airlines	28,810	0.1%
Auto Components	128,144	0.5%
Automobiles	5,967	NM
Banks	1,086,582	3.8%
Biotechnology	575,206	2.0%
Building Products	125,372	0.5%
Capital Markets	137,763	0.5%
Chemicals	312,518	1.2%
Commercial Services & Supplies	248,940	0.9%
Communications Equipment	232,599	0.8%
Construction & Engineering	111,360	0.4%
Construction Materials	22,056	0.1%
Consumer Finance	56,706	0.2%
Containers & Packaging	11,238	NM
Distributors	9,544	NM
Diversified Consumer Services	104,147	0.4%
Diversified Financial Services	15,004	0.1%
Diversified Telecommunication Services	64,530	0.2%
Electric Utilities	125,697	0.5%
Electrical Equipment	67,510	0.2%
Electronic Equipment, Instruments & Components	337,600	1.2%
Energy Equipment & Services	126,207	0.5%
Equity Real Estate Investment Trusts	818,469	2.9%
Food & Staples Retailing	45,310	0.2%
Food Products	91,420	0.3%
Gas Utilities	135,942	0.5%
Health Care Equipment & Supplies	356,411	1.3%
Health Care Providers & Services	189,467	0.7%
Health Care Technology	61,720	0.2%
Hotels, Restaurants & Leisure	282,925	0.9%
Household Durables	129,163	0.5%
Household Products	23,633	0.1%
Independent Power & Renewable Electricity Producers	68,303	0.2%
Industrial Conglomerates	7,408	NM
Insurance	216,786	0.8%
Internet & Direct Marketing Retail	54,184	0.2%
Internet Software & Services	230,519	0.8%
IT Services	235,511	0.8%
Leisure Products	19,065	0.1%
Life Sciences Tools & Services	79,963	0.3%
Machinery	346,998	1.3%
Marine	17,516	0.1%
Media	190,112	0.7%
Metals & Mining	140,131	0.5%
Mortgage Real Estate Investment Trusts	128,933	0.5%
Multiline Retail	20,626	0.1%
Multi-Utilities	54,234	0.2%
Oil, Gas & Consumable Fuels	261,938	0.9%
Paper & Forest Products	59,016	0.2%
Personal Products	12,566	NM
Pharmaceuticals	215,100	0.8%
Professional Services	150,186	0.5%
Real Estate Management & Development	43,397	0.2%
Road & Rail	66,657	0.2%
Semiconductors & Semiconductor Equipment	501,279	1.8%
Software	439,455	1.6%
Specialty Retail	233,981	0.8%
Technology Hardware, Storage & Peripherals	75,560	0.3%
Textiles, Apparel & Luxury Goods	71,168	0.3%
Thrifts & Mortgage Finance	264,411	0.9%
Tobacco	22,494	0.1%
Trading Companies & Distributors	125,267	0.5%
Water Utilities	22,267	0.1%
Wireless Telecommunication Services	14,083	0.1%
Other**	17,038,593	61.5%
Total	$27,739,887	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP UltraNASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (67.5%)
Activision Blizzard, Inc. (Software)	7,038	$350,915
Adobe Systems, Inc.* (Software)	4,646	604,584
Akamai Technologies, Inc.* (Internet Software & Services)	1,610	96,117
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,116	256,544
Alphabet, Inc.* - Class A (Internet Software & Services)	2,806	2,378,927
Alphabet, Inc.* - Class C (Internet Software & Services)	3,266	2,709,343
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4,462	3,955,742
American Airlines Group, Inc. (Airlines)	4,738	200,417
Amgen, Inc. (Biotechnology)	6,900	1,132,083
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,898	237,491
Apple, Inc. (Technology Hardware, Storage & Peripherals)	49,266	7,077,554
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	10,120	393,668
Autodesk, Inc.* (Software)	2,070	178,993
Automatic Data Processing, Inc. (IT Services)	4,232	433,314
Baidu, Inc.*ADR (Internet Software & Services)	2,576	444,412
Biogen, Inc.* (Biotechnology)	2,024	553,402
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,610	141,326
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	3,772	825,918
CA, Inc. (Software)	3,910	124,025
Celgene Corp.* (Biotechnology)	7,314	910,081
Cerner Corp.* (Health Care Technology)	3,082	181,376
Charter Communications, Inc.* - Class A (Media)	2,530	828,120
Check Point Software Technologies, Ltd.* (Software)	1,610	165,283
Cintas Corp. (Commercial Services & Supplies)	966	122,238
Cisco Systems, Inc. (Communications Equipment)	47,012	1,589,006
Citrix Systems, Inc.* (Software)	1,472	122,750
Cognizant Technology Solutions Corp.* (IT Services)	5,704	339,502
Comcast Corp. - Class A (Media)	44,436	1,670,350
Costco Wholesale Corp. (Food & Staples Retailing)	4,140	694,237
CSX Corp. (Road & Rail)	8,694	404,706
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	3,956	194,437
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	2,162	134,995
Discovery Communications, Inc.* - Class A (Media)	1,426	41,482
Discovery Communications, Inc.* - Class C (Media)	2,162	61,206
Dish Network Corp.* - Class A (Media)	2,116	134,345
Dollar Tree, Inc.* (Multiline Retail)	2,208	173,240
eBay, Inc.* (Internet Software & Services)	10,212	342,817
Electronic Arts, Inc.* (Software)	2,898	259,429
Expedia, Inc. (Internet & Direct Marketing Retail)	1,288	162,507
Express Scripts Holding Co.* (Health Care Providers & Services)	5,704	375,951
Facebook, Inc.* - Class A (Internet Software & Services)	22,126	3,142,997
Fastenal Co. (Trading Companies & Distributors)	2,714	139,771
Fiserv, Inc.* (IT Services)	2,024	233,387
Gilead Sciences, Inc. (Biotechnology)	12,282	834,193
Hasbro, Inc. (Leisure Products)	1,150	114,793
Henry Schein, Inc.* (Health Care Providers & Services)	736	125,098
Hologic, Inc.* (Health Care Equipment & Supplies)	2,622	111,566
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	828	128,017
Illumina, Inc.* (Life Sciences Tools & Services)	1,380	235,483
Incyte Corp.* (Biotechnology)	1,794	239,804
Intel Corp. (Semiconductors & Semiconductor Equipment)	44,390	1,601,148
Intuit, Inc. (Software)	2,392	277,448
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	368	282,061
J.B. Hunt Transport Services, Inc. (Road & Rail)	1,058	97,061
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	8,602	267,608
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,472	139,943
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,518	194,850
Liberty Global PLC* - Class A (Media)	2,392	85,801
Liberty Global PLC* - Class C (Media)	5,934	207,927
Liberty Interactive Corp.* - Class G (Internet & Direct Marketing Retail)	4,002	80,120
Liberty LiLAC Group* - Class A (Media)	460	10,230
Liberty LiLAC Group* - Class C (Media)	1,150	26,496
Liberty Ventures* - Class A (Internet & Direct Marketing Retail)	782	34,783
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	3,588	337,918
Mattel, Inc. (Leisure Products)	3,220	82,464
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,668	119,953
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,024	149,331
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	10,350	299,115
Microsoft Corp. (Software)	72,588	4,780,645
Mondelez International, Inc. - Class A (Food Products)	14,352	618,284
Monster Beverage Corp.* (Beverages)	5,382	248,487
Mylan N.V.* (Pharmaceuticals)	5,014	195,496

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Netease.com, Inc.ADR (Internet Software & Services)	690	$195,960
Netflix, Inc.* (Internet & Direct Marketing Retail)	4,048	598,335
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,116	107,345
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,336	581,250
O’Reilly Automotive, Inc.* (Specialty Retail)	874	235,840
PACCAR, Inc. (Machinery)	3,312	222,566
Paychex, Inc. (IT Services)	3,358	197,786
PayPal Holdings, Inc.* (IT Services)	11,362	488,794
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	13,892	796,567
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	966	374,335
Ross Stores, Inc. (Specialty Retail)	3,680	242,401
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,760	126,767
Shire Pharmaceuticals Group PLCADR (Biotechnology)	782	136,248
Sirius XM Holdings, Inc. (Media)	44,298	228,135
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,748	171,269
Starbucks Corp. (Hotels, Restaurants & Leisure)	13,708	800,410
Symantec Corp. (Software)	5,796	177,821
Tesla Motors, Inc.* (Automobiles)	1,426	396,856
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	9,384	755,975
The Kraft Heinz Co. (Food Products)	11,408	1,035,960
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	460	818,786
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	7,774	502,123
Tractor Supply Co. (Specialty Retail)	1,242	85,661
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	1,242	53,605
Twenty-First Century Fox, Inc. - Class A (Media)	9,890	320,337
Twenty-First Century Fox, Inc. - Class B (Media)	7,498	238,286
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	598	170,568
Verisk Analytics, Inc.* - Class A (Professional Services)	1,564	126,903
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,346	256,535
Viacom, Inc. - Class B (Media)	3,266	152,261
Vodafone Group PLCADR (Wireless Telecommunication Services)	4,094	108,204
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	10,120	840,466
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,714	223,986
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,346	135,810
Yahoo!, Inc.* (Internet Software & Services)	8,970	416,298
TOTAL COMMON STOCKS (Cost $30,849,438)		58,765,560

	Principal Amount	Value
Repurchase Agreements (24.7%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $21,490,244	$21,489,000	$21,489,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,489,000)		21,489,000

TOTAL INVESTMENT SECURITIES (Cost $52,338,438) - 92.2%		80,254,560
Net other assets (liabilities) - 7.8%		6,791,095

NET ASSETS - 100.0%		$87,045,655

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $11,797,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	155	6/19/17	$16,853,150	$235,264

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	4/27/17	1.51%	$31,187,405	$450,586
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	4/27/17	1.26%	12,749,039	205,866
				43,936,444	656,452

NASDAQ-100 Index	UBS AG	4/27/17	1.36%	$34,180,840	$392,343
PowerShares QQQ Trust, Series 1 ETF	UBS AG	4/27/17	1.46%	20,610,867	294,231
				54,791,707	686,574
				$98,728,151	$1,343,026

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraNASDAQ-100 invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Airlines	$200,417	0.2%
Automobiles	396,856	0.5%
Beverages	248,487	0.3%
Biotechnology	4,834,551	5.5%
Commercial Services & Supplies	122,238	0.1%
Communications Equipment	1,589,006	1.8%
Food & Staples Retailing	1,534,703	1.8%
Food Products	1,654,244	1.8%
Health Care Equipment & Supplies	656,639	0.8%
Health Care Providers & Services	501,049	0.6%
Health Care Technology	181,376	0.2%
Hotels, Restaurants & Leisure	1,245,673	1.4%
Internet & Direct Marketing Retail	6,165,923	7.1%
Internet Software & Services	9,726,871	11.3%
IT Services	1,692,783	1.9%
Leisure Products	197,257	0.2%
Life Sciences Tools & Services	235,483	0.3%
Machinery	222,566	0.3%
Media	4,004,976	4.6%
Multiline Retail	173,240	0.2%
Pharmaceuticals	195,496	0.2%
Professional Services	126,903	0.1%
Road & Rail	501,767	0.6%
Semiconductors & Semiconductor Equipment	6,402,288	7.4%
Software	7,041,893	8.1%
Specialty Retail	734,470	0.8%
Technology Hardware, Storage & Peripherals	7,428,307	8.5%
Trading Companies & Distributors	139,771	0.2%
Wireless Telecommunication Services	610,327	0.7%
Other**	28,280,095	32.5%
Total	$87,045,655	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (99.9%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $5,250,304	$5,250,000	$5,250,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,250,000)		5,250,000

TOTAL INVESTMENT SECURITIES (Cost $5,250,000) - 99.9%		5,250,000
Net other assets (liabilities) - 0.1%		3,123

NET ASSETS - 100.0%		$5,253,123

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $528,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	11	6/19/17	$1,297,175	$1,408

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	4/27/17	(1.31)%	$(3,373,200)	$(32,029)
S&P 500	UBS AG	4/27/17	(1.01)%	(560,118)	(4,748)
				$(3,933,318)	$(36,777)

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (101.3%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $290,017	$290,000	$290,000
TOTAL REPURCHASE AGREEMENTS (Cost $290,000)		290,000

TOTAL INVESTMENT SECURITIES (Cost $290,000) - 101.3%		290,000
Net other assets (liabilities) - (1.3)%		(3,814)

NET ASSETS - 100.0%		$286,186

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $83,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	4/27/17	(1.01)%	$(126,493)	$(2,115)
S&P MidCap 400	UBS AG	4/27/17	(0.96)%	(159,355)	(1,567)
				$(285,848)	$(3,682)

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (21.8%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $2,306,133	$2,306,000	$2,306,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,306,000)		2,306,000

TOTAL INVESTMENT SECURITIES (Cost $2,306,000) - 21.8%		2,306,000
Net other assets (liabilities) - 78.2%(c)		8,281,337

NET ASSETS - 100.0%		$10,587,337

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $387,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Amount includes $8,302,798 of net capital shares receivable as of March 31, 2017.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	7	6/19/17	$484,365	$(7,391)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	4/27/17	(0.61)%	$(7,509,968)	$(16,379)
Russell 2000 Index	UBS AG	4/27/17	(0.46)%	(2,534,005)	(20,484)
				$(10,043,973)	$(36,863)

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (96.3%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $17,001	$17,000	$17,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,000)		17,000

TOTAL INVESTMENT SECURITIES (Cost $17,000) - 96.3%		17,000
Net other assets (liabilities) - 3.7%		649

NET ASSETS - 100.0%		$17,649

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $17,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	4/27/17	(1.16)%	$(10,591)	$(56)
Dow Jones Industrial Average	UBS AG	4/27/17	(1.01)%	(6,967)	(39)
				$(17,558)	$(95)

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Short NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (100.3%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $3,252,188	$3,252,000	$3,252,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,252,000)		3,252,000

TOTAL INVESTMENT SECURITIES (Cost $3,252,000) - 100.3%		3,252,000
Net other assets (liabilities) - (0.3)%		(8,533)

NET ASSETS - 100.0%		$3,243,467

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $272,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	5	6/19/17	$543,650	$(6,067)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	4/27/17	(1.26)%	$(2,342,428)	$(27,149)
NASDAQ-100 Index	UBS AG	4/27/17	(1.01)%	(348,040)	(2,799)
				$(2,690,468)	$(29,948)

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (102.8%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $670,039	$670,000	$670,000
TOTAL REPURCHASE AGREEMENTS (Cost $670,000)		670,000

TOTAL INVESTMENT SECURITIES (Cost $670,000) - 102.8%		670,000
Net other assets (liabilities) - (2.8)%		(18,214)

NET ASSETS - 100.0%		$651,786

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $206,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	4/27/17	(0.56)%	$(372,111)	$558
MSCI EAFE Index	UBS AG	4/27/17	(0.66)%	(271,876)	392
				$(643,987)	$950

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (104.7%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $961,056	$961,000	$961,000
TOTAL REPURCHASE AGREEMENTS (Cost $961,000)		961,000

TOTAL INVESTMENT SECURITIES (Cost $961,000) - 104.7%		961,000
Net other assets (liabilities) - (4.7)%		(42,964)

NET ASSETS - 100.0%		$918,036

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $419,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	4/27/17	(0.46)%	$(655,877)	$394
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	4/27/17	(0.46)%	(255,361)	456
				$(911,238)	$850

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (102.0%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $16,001	$16,000	$16,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,000)		16,000

TOTAL INVESTMENT SECURITIES (Cost $16,000) - 102.0%		16,000
Net other assets (liabilities) - (2.0)%		(321)

NET ASSETS - 100.0%		$15,679

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $9,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	4/27/17	(1.16)%	$(19,941)	$(105)
Dow Jones Industrial Average	UBS AG	4/27/17	(1.01)%	(11,455)	(100)
				$(31,396)	$(205)

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP UltraShort NASDAQ-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (94.5%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $470,027	$470,000	$470,000
TOTAL REPURCHASE AGREEMENTS (Cost $470,000)		470,000

TOTAL INVESTMENT SECURITIES (Cost $470,000) - 94.5%		470,000
Net other assets (liabilities) - 5.5%		27,111

NET ASSETS - 100.0%		$497,111

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $372,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	1	6/19/17	$108,730	$(1,378)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	4/27/17	(1.26)%	$(304,943)	$(6,531)
NASDAQ-100 Index	UBS AG	4/27/17	(1.01)%	(579,485)	(5,891)
				$(884,428)	$(12,422)

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (76.1%)
Associated Banc-Corp. (Banks)	1,115	$27,206
BancorpSouth, Inc. (Banks)	659	19,935
Bank of America Corp. (Banks)	74,956	1,768,212
Bank of Hawaii Corp. (Banks)	329	27,096
Bank of the Ozarks, Inc. (Banks)	722	37,551
BankUnited, Inc. (Banks)	732	27,311
BB&T Corp. (Banks)	6,106	272,938
BOK Financial Corp. (Banks)	96	7,514
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	977	14,294
Cathay General Bancorp, Inc. (Banks)	546	20,573
Citigroup, Inc. (Banks)	20,742	1,240,786
Citizens Financial Group, Inc. (Banks)	3,793	131,048
Comerica, Inc. (Banks)	1,374	94,229
Commerce Bancshares, Inc. (Banks)	681	38,245
Cullen/Frost Bankers, Inc. (Banks)	481	42,795
East West Bancorp, Inc. (Banks)	1,033	53,313
F.N.B. Corp. (Banks)	2,411	35,852
Fifth Third Bancorp (Banks)	5,613	142,570
First Financial Bankshares, Inc. (Banks)	453	18,165
First Horizon National Corp. (Banks)	1,738	32,145
First Republic Bank (Banks)	1,141	107,037
Fulton Financial Corp. (Banks)	1,355	24,187
Glacier Bancorp, Inc. (Banks)	564	19,137
Hancock Holding Co. (Banks)	647	29,471
Huntington Bancshares, Inc. (Banks)	8,056	107,870
IBERIABANK Corp. (Banks)	418	33,064
International Bancshares Corp. (Banks)	495	17,523
Investors Bancorp, Inc. (Banks)	2,291	32,945
JPMorgan Chase & Co. (Banks)	26,642	2,340,232
KeyCorp (Banks)	8,041	142,969
M&T Bank Corp. (Banks)	1,141	176,547
MB Financial, Inc. (Banks)	507	21,710
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,701	51,703
PacWest Bancorp (Banks)	901	47,987
People’s United Financial, Inc. (Banks)	2,542	46,264
PNC Financial Services Group, Inc. (Banks)	3,676	442,002
Popular, Inc. (Banks)	728	29,651
PrivateBancorp, Inc. (Banks)	602	35,741
Prosperity Bancshares, Inc. (Banks)	489	34,088
Regions Financial Corp. (Banks)	8,952	130,073
Signature Bank* (Banks)	448	66,479
SunTrust Banks, Inc. (Banks)	3,732	206,380
SVB Financial Group* (Banks)	433	80,577
Synovus Financial Corp. (Banks)	927	38,026
TCF Financial Corp. (Banks)	1,319	22,449
Texas Capital Bancshares, Inc.* (Banks)	403	33,630
Trustmark Corp. (Banks)	469	14,910
U.S. Bancorp (Banks)	11,951	615,477
UMB Financial Corp. (Banks)	342	25,756
Umpqua Holdings Corp. (Banks)	1,594	28,278
United Bankshares, Inc. (Banks)	613	25,899
Valley National Bancorp (Banks)	1,932	22,798
Washington Federal, Inc. (Thrifts & Mortgage Finance)	701	23,203
Webster Financial Corp. (Banks)	731	36,579
Wells Fargo & Co. (Banks)	33,680	1,874,628
Western Alliance Bancorp* (Banks)	758	37,210
Wintrust Financial Corp. (Banks)	434	29,998
Zions Bancorp (Banks)	1,530	64,260
TOTAL COMMON STOCKS (Cost $6,949,814)		11,168,516

TOTAL INVESTMENT SECURITIES (Cost $6,949,814) - 76.1%		11,168,516
Net other assets (liabilities) - 23.9%		3,498,827

NET ASSETS - 100.0%		$14,667,343

*                           Non-income producing security

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	4/24/17	1.26%	$3,499,580	$(420)

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Banks invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Banks	$11,079,316	75.5%
Thrifts & Mortgage Finance	89,200	0.6%
Other**	3,498,827	23.9%
Total	$14,667,343	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
AdvanSix, Inc.* (Chemicals)	1,376	$37,592
Air Products & Chemicals, Inc. (Chemicals)	9,830	1,329,901
Albemarle Corp. (Chemicals)	5,086	537,285
Alcoa Corp.* (Metals & Mining)	6,650	228,760
Allegheny Technologies, Inc. (Metals & Mining)	4,914	88,255
Ashland Global Holdings, Inc. (Chemicals)	2,809	347,782
Axalta Coating Systems, Ltd.* (Chemicals)	9,775	314,755
Cabot Corp. (Chemicals)	2,808	168,227
Carpenter Technology Corp. (Metals & Mining)	2,112	78,778
Celanese Corp. - Series A (Chemicals)	6,367	572,075
CF Industries Holdings, Inc. (Chemicals)	10,532	309,114
Chemtura Corp.* (Chemicals)	2,856	95,390
Commercial Metals Co. (Metals & Mining)	5,220	99,859
Compass Minerals International, Inc. (Metals & Mining)	1,526	103,539
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,980	133,904
Domtar Corp. (Paper & Forest Products)	2,826	103,206
E.I. du Pont de Nemours & Co. (Chemicals)	39,056	3,137,369
Eastman Chemical Co. (Chemicals)	6,618	534,734
Ecolab, Inc. (Chemicals)	11,860	1,486,532
FMC Corp. (Chemicals)	6,038	420,184
Freeport-McMoRan, Inc.* (Metals & Mining)	60,069	802,521
GCP Applied Technologies, Inc.* (Chemicals)	3,209	104,774
H.B. Fuller Co. (Chemicals)	2,269	116,990
Huntsman Corp. (Chemicals)	8,942	219,437
Ingevity Corp.* (Chemicals)	1,903	115,798
International Flavors & Fragrances, Inc. (Chemicals)	3,569	473,000
KapStone Paper & Packaging Corp. (Paper & Forest Products)	3,974	91,799
LyondellBasell Industries N.V. - Class A (Chemicals)	14,910	1,359,643
Minerals Technologies, Inc. (Chemicals)	1,582	121,181
Monsanto Co. (Chemicals)	19,807	2,242,153
NewMarket Corp. (Chemicals)	419	189,903
Newmont Mining Corp. (Metals & Mining)	24,009	791,337
Nucor Corp. (Metals & Mining)	14,403	860,146
Olin Corp. (Chemicals)	7,471	245,572
Platform Specialty Products Corp.* (Chemicals)	9,561	124,484
PolyOne Corp. (Chemicals)	3,712	126,542
PPG Industries, Inc. (Chemicals)	11,614	1,220,399
Praxair, Inc. (Chemicals)	12,877	1,527,212
Reliance Steel & Aluminum Co. (Metals & Mining)	3,290	263,266
Royal Gold, Inc. (Metals & Mining)	2,951	206,718
RPM International, Inc. (Chemicals)	6,033	331,996
Sensient Technologies Corp. (Chemicals)	2,004	158,837
Steel Dynamics, Inc. (Metals & Mining)	10,947	380,518
Stillwater Mining Co.* (Metals & Mining)	5,476	94,571
The Chemours Co. (Chemicals)	8,272	318,472
The Dow Chemical Co. (Chemicals)	50,425	3,204,006
The Mosaic Co. (Chemicals)	15,819	461,598
The Scotts Miracle-Gro Co. - Class A (Chemicals)	2,000	186,780
United States Steel Corp. (Metals & Mining)	7,874	266,220
W.R. Grace & Co. (Chemicals)	3,083	214,916
Westlake Chemical Corp. (Chemicals)	1,689	111,558
Worthington Industries, Inc. (Metals & Mining)	1,985	89,504
TOTAL COMMON STOCKS (Cost $16,899,236)		27,149,092

	Principal Amount	Value
Repurchase Agreements (0.4%)(a)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $110,006	$110,000	$110,000
TOTAL REPURCHASE AGREEMENTS (Cost $110,000)		110,000

TOTAL INVESTMENT SECURITIES (Cost $17,009,236) - 100.6%		27,259,092
Net other assets (liabilities) - (0.6)%		(175,893)

NET ASSETS - 100.0%		$27,083,199

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Basic Materials invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Chemicals	$22,466,191	82.9%
Metals & Mining	4,353,992	16.1%
Oil, Gas & Consumable Fuels	133,904	0.5%
Paper & Forest Products	195,005	0.7%
Other**	(65,893)	(0.2)%
Total	$27,083,199	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (74.1%)
AbbVie, Inc. (Biotechnology)	108,054	$7,040,799
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,385	219,516
Agios Pharmaceuticals, Inc.* (Biotechnology)	2,216	129,414
Alexion Pharmaceuticals, Inc.* (Biotechnology)	15,240	1,847,698
Alkermes PLC* (Biotechnology)	10,374	606,879
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	4,874	249,793
Amgen, Inc. (Biotechnology)	49,918	8,190,045
AquaBounty Technologies, Inc.* (Biotechnology)	61	676
Biogen, Inc.* (Biotechnology)	14,642	4,003,416
BioMarin Pharmaceutical, Inc.* (Biotechnology)	11,687	1,025,885
Bio-Techne Corp. (Life Sciences Tools & Services)	2,552	259,411
Bioverativ, Inc.* (Biotechnology)	7,285	396,741
Bluebird Bio, Inc.* (Biotechnology)	2,739	248,975
Celgene Corp.* (Biotechnology)	52,719	6,559,825
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	3,205	288,290
Gilead Sciences, Inc. (Biotechnology)	88,579	6,016,286
Illumina, Inc.* (Life Sciences Tools & Services)	9,934	1,695,137
Incyte Corp.* (Biotechnology)	11,933	1,595,084
Intercept Pharmaceuticals, Inc.* (Biotechnology)	1,215	137,417
Intrexon Corp.* (Biotechnology)	4,070	80,667
Ionis Pharmaceuticals, Inc.* (Biotechnology)	8,235	331,047
Juno Therapeutics, Inc.* (Biotechnology)	5,183	115,011
Kite Pharma, Inc.* (Biotechnology)	3,338	262,000
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	1,270	134,417
Myriad Genetics, Inc.* (Biotechnology)	4,638	89,050
Neurocrine Biosciences, Inc.* (Biotechnology)	5,913	256,033
Novavax, Inc.* (Biotechnology)	18,376	23,521
OPKO Health, Inc.* (Biotechnology)	24,594	196,752
Portola Pharmaceuticals, Inc.* (Biotechnology)	3,846	150,725
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	8,819	710,194
Radius Health, Inc.* (Biotechnology)	2,530	97,785
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,165	2,001,489
Seattle Genetics, Inc.* (Biotechnology)	6,540	411,104
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	2,581	174,940
United Therapeutics Corp.* (Biotechnology)	3,052	413,180
Vertex Pharmaceuticals, Inc.* (Biotechnology)	16,820	1,839,267
TOTAL COMMON STOCKS (Cost $20,558,163)		47,798,469

Contingent Right (NM)
Dyax Corp.*^+(a) (Biotechnology)	14,504	16,099
TOTAL CONTINGENT RIGHT (Cost $—)		16,099

TOTAL INVESTMENT SECURITIES (Cost $20,558,163) - 74.1%		47,814,568
Net other assets (liabilities) - 25.9%		16,687,319

NET ASSETS - 100.0%		$64,501,887

^                            The Advisor has deemed this security to be illiquid.  As of March 31, 2017, this security represented 0.025% of the net assets of the Fund.

+                           This security was fair valued based on procedures approved by the Board of Trustees.  As of March 31, 2017, this security represented 0.025% of the net assets of the Fund.

*                           Non-income producing security.

(a)                   No explicit expiration date, expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	4/24/17	1.26%	$16,747,990	$(2,010)

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Biotechnology invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Biotechnology	$44,861,536	69.5%
Life Sciences Tools & Services	2,953,032	4.6%
Other**	16,687,319	25.9%
Total	$64,501,887	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.8%)
Activision Blizzard, Inc. (Software)	4,872	$242,918
Adient PLC (Auto Components)	656	47,672
Altria Group, Inc. (Tobacco)	13,658	975,454
Archer-Daniels-Midland Co. (Food Products)	4,025	185,311
Autoliv, Inc. (Auto Components)	624	63,810
Avon Products, Inc.* (Personal Products)	3,088	13,587
B&G Foods, Inc. - Class A (Food Products)	472	18,998
BorgWarner, Inc. (Auto Components)	1,412	59,007
Brown-Forman Corp. - Class A (Beverages)	406	19,110
Brown-Forman Corp. - Class B (Beverages)	1,243	57,402
Brunswick Corp. (Leisure Products)	633	38,740
Bunge, Ltd. (Food Products)	984	77,992
CalAtlantic Group, Inc. (Household Durables)	506	18,950
Campbell Soup Co. (Food Products)	1,364	78,075
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	341	30,622
Church & Dwight Co., Inc. (Household Products)	1,790	89,267
Coach, Inc. (Textiles, Apparel & Luxury Goods)	1,980	81,833
Colgate-Palmolive Co. (Household Products)	6,219	455,169
ConAgra Foods, Inc. (Food Products)	2,916	117,631
Constellation Brands, Inc. - Class A (Beverages)	1,220	197,725
Cooper Tire & Rubber Co. (Auto Components)	371	16,454
D.R. Horton, Inc. (Household Durables)	2,392	79,678
Dana Holding Corp. (Auto Components)	1,017	19,638
Darling Ingredients, Inc.* (Food Products)	1,161	16,858
Dean Foods Co. (Food Products)	642	12,622
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	226	13,499
Delphi Automotive PLC (Auto Components)	1,899	152,851
Dr. Pepper Snapple Group, Inc. (Beverages)	1,289	126,219
Edgewell Personal Care Co.* (Personal Products)	406	29,695
Electronic Arts, Inc.* (Software)	2,168	194,079
Energizer Holdings, Inc. (Household Products)	438	24,419
Flowers Foods, Inc. (Food Products)	1,294	25,117
Ford Motor Co. (Automobiles)	27,497	320,065
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	293	5,113
General Mills, Inc. (Food Products)	4,084	240,997
General Motors Co. (Automobiles)	9,602	339,526
Gentex Corp. (Auto Components)	2,022	43,129
Genuine Parts Co. (Distributors)	1,042	96,291
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	306	6,698
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	2,669	55,408
Harley-Davidson, Inc. (Automobiles)	1,239	74,960
Hasbro, Inc. (Leisure Products)	789	78,757
Helen of Troy, Ltd.* (Household Durables)	190	17,898
Herbalife, Ltd.* (Personal Products)	489	28,430
Herman Miller, Inc. (Commercial Services & Supplies)	424	13,377
HNI Corp. (Commercial Services & Supplies)	307	14,150
Hormel Foods Corp. (Food Products)	1,900	65,797
Ingredion, Inc. (Food Products)	503	60,576
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	902	20,953
Kellogg Co. (Food Products)	1,784	129,536
Kimberly-Clark Corp. (Household Products)	2,508	330,128
Lamb Weston Holding, Inc. (Food Products)	979	41,177
Lancaster Colony Corp. (Food Products)	135	17,393
Lear Corp. (Auto Components)	486	68,808
Leggett & Platt, Inc. (Household Durables)	942	47,401
Lennar Corp. - B Shares (Household Durables)	71	2,968
Lennar Corp. - Class A (Household Durables)	1,429	73,151
Leucadia National Corp. (Diversified Financial Services)	2,282	59,332
LKQ Corp.* (Distributors)	2,166	63,399
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	753	39,058
Mattel, Inc. (Leisure Products)	2,411	61,746
McCormick & Co., Inc. (Food Products)	802	78,235
Mead Johnson Nutrition Co. - Class A (Food Products)	1,291	115,002
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,145	43,636
Mohawk Industries, Inc.* (Household Durables)	447	102,582
Molson Coors Brewing Co. - Class B (Beverages)	1,298	124,232
Mondelez International, Inc. - Class A (Food Products)	10,754	463,283
Monster Beverage Corp.* (Beverages)	2,834	130,846
Newell Rubbermaid, Inc. (Household Durables)	3,398	160,283
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	9,332	520,073
Nu Skin Enterprises, Inc. - Class A (Personal Products)	347	19,272
NVR, Inc.* (Household Durables)	25	52,672
PepsiCo, Inc. (Beverages)	10,056	1,124,864
Philip Morris International, Inc. (Tobacco)	10,928	1,233,771
Pinnacle Foods, Inc. (Food Products)	835	48,321
Polaris Industries, Inc. (Leisure Products)	414	34,693
Pool Corp. (Distributors)	287	34,248
Post Holdings, Inc.* (Food Products)	456	39,909
PulteGroup, Inc. (Household Durables)	2,013	47,406
PVH Corp. (Textiles, Apparel & Luxury Goods)	558	57,736
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	398	32,485
Reynolds American, Inc. (Tobacco)	5,825	367,092

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	942	$25,858
Snap-on, Inc. (Machinery)	410	69,155
Snyder’s-Lance, Inc. (Food Products)	605	24,388
Spectrum Brands Holdings, Inc. (Household Products)	172	23,910
Stanley Black & Decker, Inc. (Machinery)	1,073	142,569
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	380	14,649
Take-Two Interactive Software, Inc.* (Software)	713	42,260
Tempur Sealy International, Inc.* (Household Durables)	328	15,239
Tenneco, Inc. (Auto Components)	388	24,219
Tesla Motors, Inc.* (Automobiles)	871	242,399
The Clorox Co. (Household Products)	902	121,617
The Coca-Cola Co. (Beverages)	27,216	1,155,047
The Estee Lauder Cos., Inc. - Class A (Personal Products)	1,568	132,952
The Goodyear Tire & Rubber Co. (Auto Components)	1,776	63,936
The Hain Celestial Group, Inc.* (Food Products)	728	27,082
The Hershey Co. (Food Products)	985	107,611
The JM Smucker Co. - Class A (Food Products)	823	107,879
The Kraft Heinz Co. (Food Products)	4,203	381,674
The Middleby Corp.* (Machinery)	406	55,399
The Procter & Gamble Co. (Household Products)	18,006	1,617,838
The WhiteWave Foods Co.* (Food Products)	1,246	69,963
Thor Industries, Inc. (Automobiles)	336	32,300
Toll Brothers, Inc.* (Household Durables)	1,038	37,482
TreeHouse Foods, Inc.* (Food Products)	401	33,949
Tupperware Brands Corp. (Household Durables)	356	22,328
Tyson Foods, Inc. - Class A (Food Products)	2,019	124,592
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,293	25,576
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	1,298	23,753
V.F. Corp. (Textiles, Apparel & Luxury Goods)	2,336	128,410
Vista Outdoor, Inc.* (Leisure Products)	403	8,298
Visteon Corp.* (Auto Components)	233	22,822
WABCO Holdings, Inc.* (Machinery)	360	42,271
Whirlpool Corp. (Household Durables)	523	89,606
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	679	16,955
TOTAL COMMON STOCKS (Cost $5,331,532)		15,901,251

TOTAL INVESTMENT SECURITIES (Cost $5,331,532) - 100.8%		15,901,251
Net other assets (liabilities) - (0.8)%		(121,163)

NET ASSETS - 100.0%		$15,780,088

*                           Non-income producing security.

See accompanying notes to schedules of portfolio investments.

ProFund VP Consumer Goods invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Auto Components	$582,346	3.7%
Automobiles	1,009,250	6.4%
Beverages	2,935,445	18.7%
Commercial Services & Supplies	27,527	0.2%
Distributors	193,938	1.2%
Diversified Financial Services	59,332	0.4%
Food Products	2,709,968	17.2%
Household Durables	767,644	4.9%
Household Products	2,662,348	16.9%
Leisure Products	222,234	1.4%
Machinery	309,394	1.9%
Personal Products	223,936	1.4%
Software	479,257	3.0%
Textiles, Apparel & Luxury Goods	1,142,315	7.2%
Tobacco	2,576,317	16.3%
Other**	(121,163)	(0.8)%
Total	$15,780,088	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.6%)
Aaron’s, Inc. (Specialty Retail)	461	$13,710
Abercrombie & Fitch Co. - Class A (Specialty Retail)	490	5,846
Acxiom Corp.* (IT Services)	566	16,114
Advance Auto Parts, Inc. (Specialty Retail)	534	79,171
Alaska Air Group, Inc. (Airlines)	895	82,537
Allegiant Travel Co. (Airlines)	95	15,224
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,869	2,543,484
AMC Networks, Inc.* - Class A (Media)	408	23,941
American Airlines Group, Inc. (Airlines)	3,653	154,522
American Eagle Outfitters, Inc. (Specialty Retail)	1,239	17,383
AmerisourceBergen Corp. (Health Care Providers & Services)	1,196	105,846
Aramark (Hotels, Restaurants & Leisure)	1,781	65,665
Asbury Automotive Group, Inc.* (Specialty Retail)	136	8,174
Ascena Retail Group, Inc.* (Specialty Retail)	1,228	5,231
AutoNation, Inc.* (Specialty Retail)	475	20,088
AutoZone, Inc.* (Specialty Retail)	206	148,948
Avis Budget Group, Inc.* (Road & Rail)	623	18,428
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	435	21,385
Bed Bath & Beyond, Inc. (Specialty Retail)	1,089	42,972
Best Buy Co., Inc. (Specialty Retail)	1,962	96,432
Big Lots, Inc. (Multiline Retail)	323	15,724
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	745	14,699
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	319	23,124
Brinker International, Inc. (Hotels, Restaurants & Leisure)	354	15,562
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	126	19,247
Burlington Stores, Inc.* (Specialty Retail)	511	49,715
Cabela’s, Inc.* - Class A (Specialty Retail)	372	19,757
Cable One, Inc. (Media)	34	21,232
Cardinal Health, Inc. (Health Care Providers & Services)	2,285	186,342
CarMax, Inc.* (Specialty Retail)	1,356	80,302
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	3,028	178,379
Casey’s General Stores, Inc. (Food & Staples Retailing)	284	31,879
CBS Corp. (Media)	55	3,871
CBS Corp. - Class B (Media)	2,695	186,925
Charter Communications, Inc.* - Class A (Media)	1,559	510,292
Chemed Corp. (Health Care Providers & Services)	118	21,557
Chico’s FAS, Inc. (Specialty Retail)	936	13,291
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	208	92,668
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	260	16,276
Cinemark Holdings, Inc. (Media)	766	33,964
Comcast Corp. - Class A (Media)	34,288	1,288,885
Copart, Inc.* (Commercial Services & Supplies)	741	45,890
Costco Wholesale Corp. (Food & Staples Retailing)	3,180	533,254
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	174	27,710
CST Brands, Inc. (Specialty Retail)	548	26,353
CVS Health Corp. (Food & Staples Retailing)	7,431	583,334
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	900	75,303
Delta Air Lines, Inc. (Airlines)	5,294	243,312
DeVry Education Group, Inc. (Diversified Consumer Services)	415	14,712
Dick’s Sporting Goods, Inc. (Specialty Retail)	637	30,996
Dillard’s, Inc. - Class A (Multiline Retail)	183	9,560
Discovery Communications, Inc.* - Class A (Media)	1,106	32,174
Discovery Communications, Inc.* - Class C (Media)	1,563	44,249
Dish Network Corp.* - Class A (Media)	1,644	104,378
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	419	21,959
Dollar General Corp. (Multiline Retail)	1,841	128,373
Dollar Tree, Inc.* (Multiline Retail)	1,710	134,167
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	348	64,136
DSW, Inc. - Class A (Specialty Retail)	487	10,071
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	666	36,417
Expedia, Inc. (Internet & Direct Marketing Retail)	874	110,273
Five Below, Inc.* (Specialty Retail)	398	17,237
Foot Locker, Inc. (Specialty Retail)	959	71,743
GameStop Corp. - Class A (Specialty Retail)	738	16,642
Gannett Co., Inc. (Media)	823	6,897
Genesco, Inc.* (Specialty Retail)	144	7,985
GNC Holdings, Inc. - Class A (Specialty Retail)	496	3,651
Graham Holdings Co. - Class B (Diversified Consumer Services)	34	20,385
Grand Canyon Education, Inc.* (Diversified Consumer Services)	346	24,777
Group 1 Automotive, Inc. (Specialty Retail)	144	10,668
Groupon, Inc.* (Internet & Direct Marketing Retail)	2,851	11,204
H & R Block, Inc. (Diversified Consumer Services)	1,501	34,898
Hertz Global Holdings, Inc.* (Road & Rail)	529	9,279
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	416	11,923
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,386	81,026
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	740	7,511

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
HSN, Inc. (Internet & Direct Marketing Retail)	231	$8,570
Hyatt Hotels Corp.* - Class A (Hotels, Restaurants & Leisure)	288	15,546
IHS Markit, Ltd.* (Professional Services)	2,458	103,113
J.C. Penney Co., Inc.* (Multiline Retail)	2,234	13,761
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	229	23,294
JetBlue Airways Corp.* (Airlines)	2,442	50,330
John Wiley & Sons, Inc. - Class A (Media)	326	17,539
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,001	43,714
Kohl’s Corp. (Multiline Retail)	1,279	50,917
L Brands, Inc. (Specialty Retail)	1,740	81,954
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,649	151,178
Liberty Broadband Corp.* - Class A (Media)	190	16,167
Liberty Broadband Corp.* - Class C (Media)	488	42,163
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	392	17,828
Liberty Global PLC* - Class A (Media)	1,861	66,754
Liberty Global PLC* - Class B (Media)	9	322
Liberty Global PLC* - Class C (Media)	4,627	162,130
Liberty Interactive Corp.* - Class G (Internet & Direct Marketing Retail)	3,214	64,344
Liberty LiLAC Group* - Class A (Media)	369	8,207
Liberty LiLAC Group* - Class C (Media)	874	20,137
Liberty Media Group* - Class A (Media)	159	5,199
Liberty Media Group* - Class C (Media)	316	10,791
Liberty SiriusXM Group* - Class A (Media)	630	24,520
Liberty SiriusXM Group* - Class C (Media)	1,275	49,445
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	522	7,360
Liberty Ventures* - Class A (Internet & Direct Marketing Retail)	588	26,154
Lions Gate Entertainment Corp. - Class A (Media)	429	11,394
Lions Gate Entertainment Corp.* - Class B (Media)	799	19,480
Lithia Motors, Inc. - Class A (Specialty Retail)	173	14,817
Live Nation Entertainment, Inc.* (Media)	958	29,094
Lowe’s Cos., Inc. (Specialty Retail)	6,274	515,786
Macy’s, Inc. (Multiline Retail)	2,203	65,297
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,280	214,718
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	177	17,688
McDonald’s Corp. (Hotels, Restaurants & Leisure)	5,934	769,105
McKesson Corp. (Health Care Providers & Services)	1,536	227,727
Meredith Corp. (Media)	265	17,119
MGM Resorts International (Hotels, Restaurants & Leisure)	3,494	95,736
Murphy USA, Inc.* (Specialty Retail)	251	18,428
Netflix, Inc.* (Internet & Direct Marketing Retail)	3,118	460,872
News Corp. - Class A (Media)	2,765	35,945
News Corp. - Class B (Media)	868	11,718
Nielsen Holdings PLC (Professional Services)	2,435	100,590
Nordstrom, Inc. (Multiline Retail)	825	38,420
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,185	60,115
Office Depot, Inc. (Specialty Retail)	3,730	17,400
Omnicom Group, Inc. (Media)	1,699	146,471
O’Reilly Automotive, Inc.* (Specialty Retail)	664	179,174
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	155	40,590
Regal Entertainment Group - Class A (Media)	757	17,093
Rite Aid Corp.* (Food & Staples Retailing)	7,623	32,398
Rollins, Inc. (Commercial Services & Supplies)	695	25,805
Ross Stores, Inc. (Specialty Retail)	2,855	188,059
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,214	119,106
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,040	21,258
Scripps Networks Interactive, Inc. - Class A (Media)	692	54,232
Service Corp. International (Diversified Consumer Services)	1,364	42,121
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	976	40,748
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	244	11,783
Signet Jewelers, Ltd. (Specialty Retail)	504	34,912
Sinclair Broadcast Group, Inc. - Class A (Media)	526	21,303
Sirius XM Holdings, Inc. (Media)	12,298	63,335
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	615	36,586
Sotheby’s* - Class A (Diversified Consumer Services)	334	15,190
Southwest Airlines Co. (Airlines)	4,457	239,608
Spirit Airlines, Inc.* (Airlines)	502	26,641
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	929	21,478
Staples, Inc. (Specialty Retail)	4,713	41,333
Starbucks Corp. (Hotels, Restaurants & Leisure)	10,559	616,539
Sysco Corp. (Food & Staples Retailing)	3,601	186,964
Target Corp. (Multiline Retail)	4,029	222,360
TEGNA, Inc. (Media)	1,556	39,865
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	466	20,751
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	322	20,402
The Dun & Bradstreet Corp. (Professional Services)	267	28,820
The Gap, Inc. (Specialty Retail)	1,589	38,597
The Home Depot, Inc. (Specialty Retail)	8,826	1,295,921
The Interpublic Group of Cos., Inc. (Media)	2,845	69,902
The Kroger Co. (Food & Staples Retailing)	6,694	197,406
The Madison Square Garden Co.* - Class A (Media)	106	21,169
The New York Times Co. - Class A (Media)	883	12,715
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	356	633,669
The TJX Cos., Inc. (Specialty Retail)	4,723	373,495
The Walt Disney Co. (Media)	9,710	1,101,016

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,395	$18,986
Tiffany & Co. (Specialty Retail)	775	73,858
Time Warner, Inc. (Media)	5,610	548,153
Time, Inc. (Media)	719	13,913
Tractor Supply Co. (Specialty Retail)	947	65,315
Tribune Media Co. - Class A (Media)	532	19,828
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	818	35,305
Twenty-First Century Fox, Inc. - Class A (Media)	7,624	246,941
Twenty-First Century Fox, Inc. - Class B (Media)	3,529	112,152
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	424	120,938
United Continental Holdings, Inc.* (Airlines)	2,074	146,507
United Natural Foods, Inc.* (Food & Staples Retailing)	366	15,822
Urban Outfitters, Inc.* (Specialty Retail)	640	15,206
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	289	55,459
VCA, Inc.* (Health Care Providers & Services)	589	53,894
Viacom, Inc. - Class A (Media)	68	3,315
Viacom, Inc. - Class B (Media)	2,517	117,343
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,178	513,083
Wal-Mart Stores, Inc. (Food & Staples Retailing)	10,910	786,393
Whole Foods Market, Inc. (Food & Staples Retailing)	2,308	68,594
Williams-Sonoma, Inc. (Specialty Retail)	586	31,421
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	761	64,145
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	576	66,015
Yelp, Inc.* (Internet Software & Services)	438	14,345
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	2,435	155,597
TOTAL COMMON STOCKS (Cost $7,491,116)		22,405,468

	Principal Amount	Value
Repurchase Agreements (0.7%)(a)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $151,009	$151,000	$151,000
TOTAL REPURCHASE AGREEMENTS (Cost $151,000)		151,000

TOTAL INVESTMENT SECURITIES (Cost $7,642,116) - 100.3%		22,556,468
Net other assets (liabilities) - (0.3)%		(67,526)

NET ASSETS - 100.0%		$22,488,942

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Consumer Services invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Airlines	$958,681	4.3%
Commercial Services & Supplies	115,409	0.5%
Diversified Consumer Services	223,466	1.0%
Electronic Equipment, Instruments & Components	21,959	0.1%
Food & Staples Retailing	2,970,605	13.2%
Health Care Providers & Services	595,366	2.6%
Hotels, Restaurants & Leisure	3,260,567	14.5%
Internet & Direct Marketing Retail	3,930,846	17.5%
Internet Software & Services	14,345	0.1%
IT Services	16,114	0.1%
Media	5,413,678	24.1%
Multiline Retail	678,579	3.0%
Professional Services	232,523	1.0%
Road & Rail	27,707	0.1%
Specialty Retail	3,924,238	17.4%
Trading Companies & Distributors	21,385	0.1%
Other**	83,474	0.4%
Total	$22,488,942	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	891	$26,783
Affiliated Managers Group, Inc. (Capital Markets)	601	98,528
Aflac, Inc. (Insurance)	4,230	306,337
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3,481	69,237
Alexander & Baldwin, Inc. (Real Estate Management & Development)	487	21,681
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	936	103,447
Alleghany Corp.* (Insurance)	167	102,648
Allied World Assurance Company Holdings, A.G. (Insurance)	918	48,746
Ally Financial, Inc. (Consumer Finance)	4,964	100,918
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,404	66,816
American Express Co. (Consumer Finance)	7,977	631,060
American Financial Group, Inc. (Insurance)	765	72,996
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	2,278	52,303
American International Group, Inc. (Insurance)	9,804	612,064
American Tower Corp. (Equity Real Estate Investment Trusts)	4,496	546,445
Ameriprise Financial, Inc. (Capital Markets)	1,629	211,249
AmTrust Financial Services, Inc. (Insurance)	1,137	20,989
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	10,734	119,256
Aon PLC (Insurance)	2,766	328,297
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	1,648	73,089
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,641	31,343
Arch Capital Group, Ltd.* (Insurance)	1,290	122,253
Arthur J. Gallagher & Co. (Insurance)	1,882	106,408
Aspen Insurance Holdings, Ltd. (Insurance)	635	33,052
Associated Banc-Corp. (Banks)	1,605	39,162
Assurant, Inc. (Insurance)	589	56,350
Assured Guaranty, Ltd. (Insurance)	1,373	50,952
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,448	265,853
Axis Capital Holdings, Ltd. (Insurance)	932	62,472
BancorpSouth, Inc. (Banks)	898	27,165
Bank of America Corp. (Banks)	96,723	2,281,696
Bank of Hawaii Corp. (Banks)	449	36,980
Bank of the Ozarks, Inc. (Banks)	961	49,982
BankUnited, Inc. (Banks)	1,102	41,116
BB&T Corp. (Banks)	8,520	380,844
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	20,008	3,334,933
BlackRock, Inc. - Class A (Capital Markets)	1,279	490,509
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	1,001	30,991
BOK Financial Corp. (Banks)	226	17,689
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,627	215,431
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,845	29,944
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,756	59,144
Brown & Brown, Inc. (Insurance)	1,204	50,231
Camden Property Trust (Equity Real Estate Investment Trusts)	922	74,184
Capital One Financial Corp. (Consumer Finance)	5,062	438,673
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,336	19,546
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	884	23,753
Cathay General Bancorp, Inc. (Banks)	784	29,541
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,797	17,143
CBOE Holdings, Inc. (Capital Markets)	967	78,395
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	3,165	110,110
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,879	37,918
Chubb, Ltd. (Insurance)	4,901	667,761
Cincinnati Financial Corp. (Insurance)	1,584	114,476
CIT Group, Inc. (Banks)	2,123	91,140
Citigroup, Inc. (Banks)	29,184	1,745,787
Citizens Financial Group, Inc. (Banks)	5,357	185,084
CME Group, Inc. (Capital Markets)	3,574	424,591
CNO Financial Group, Inc. (Insurance)	1,830	37,515
Colony NorthStar, Inc. - Class A (Equity Real Estate Investment Trusts)	5,838	75,369
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,287	28,636
Comerica, Inc. (Banks)	1,852	127,010
Commerce Bancshares, Inc. (Banks)	920	51,667
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,235	38,804
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	354	31,878
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,042	34,490
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	4,413	36,496
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	3,800	358,911
CubeSmart (Equity Real Estate Investment Trusts)	1,899	49,298
Cullen/Frost Bankers, Inc. (Banks)	601	53,471
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	779	40,095
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	1,601	12,728
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	969	46,628
DDR Corp. (Equity Real Estate Investment Trusts)	3,243	40,635
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	2,103	23,448

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,673	$177,990
Discover Financial Services (Consumer Finance)	4,058	277,527
Donnelley Financial Solutions, Inc.* (Capital Markets)	269	5,189
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,536	58,982
Duke Realty Corp. (Equity Real Estate Investment Trusts)	3,746	98,407
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	813	40,317
E*TRADE Financial Corp.* (Capital Markets)	2,896	101,041
East West Bancorp, Inc. (Banks)	1,522	78,550
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	348	25,588
Eaton Vance Corp. (Capital Markets)	1,204	54,132
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	766	31,291
EPR Properties (Equity Real Estate Investment Trusts)	681	50,142
Equinix, Inc. (Equity Real Estate Investment Trusts)	812	325,100
Equity Commonwealth* (Equity Real Estate Investment Trusts)	1,304	40,711
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	857	66,040
Equity Residential (Equity Real Estate Investment Trusts)	3,871	240,854
Erie Indemnity Co. - Class A (Insurance)	200	24,540
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	697	161,376
Everest Re Group, Ltd. (Insurance)	430	100,538
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,324	98,492
F.N.B. Corp. (Banks)	3,379	50,246
FactSet Research Systems, Inc. (Capital Markets)	415	68,438
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	755	100,793
Federated Investors, Inc. - Class B (Capital Markets)	976	25,708
Fifth Third Bancorp (Banks)	7,906	200,812
Financial Engines, Inc. (Capital Markets)	607	26,435
First American Financial Corp. (Insurance)	1,165	45,761
First Financial Bankshares, Inc. (Banks)	703	28,190
First Horizon National Corp. (Banks)	2,465	45,610
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,231	32,782
First Republic Bank (Banks)	1,631	153,004
FNF Group (Insurance)	2,867	111,641
Forest City Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	2,278	49,615
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	635	14,497
Franklin Resources, Inc. (Capital Markets)	3,630	152,968
Fulton Financial Corp. (Banks)	1,833	32,719
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	2,063	68,945
Genworth Financial, Inc.* - Class A (Insurance)	5,254	21,646
GGP, Inc. (Equity Real Estate Investment Trusts)	6,156	142,696
Glacier Bancorp, Inc. (Banks)	803	27,246
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,484	39,029
Hancock Holding Co. (Banks)	886	40,357
Hartford Financial Services Group, Inc. (Insurance)	3,945	189,636
HCP, Inc. (Equity Real Estate Investment Trusts)	4,927	154,117
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,222	39,715
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	1,496	47,064
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,075	52,815
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,727	54,452
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	7,784	145,249
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,624	56,255
Huntington Bancshares, Inc. (Banks)	11,434	153,101
IBERIABANK Corp. (Banks)	538	42,556
Intercontinental Exchange, Inc. (Capital Markets)	6,281	376,043
International Bancshares Corp. (Banks)	616	21,806
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,169	18,026
Invesco, Ltd. (Capital Markets)	4,253	130,269
Investors Bancorp, Inc. (Banks)	3,258	46,850
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	2,578	91,957
Janus Capital Group, Inc. (Capital Markets)	1,518	20,038
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	477	53,162
JPMorgan Chase & Co. (Banks)	37,626	3,305,068
Kemper Corp. (Insurance)	515	20,549
KeyCorp (Banks)	11,301	200,932
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,033	74,459
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	4,479	98,941
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	879	18,899
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	871	65,099
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,185	34,306
Lazard, Ltd. - Class A (Capital Markets)	1,366	62,822
Legg Mason, Inc. (Capital Markets)	913	32,968
LendingClub Corp.* (Consumer Finance)	3,367	18,485
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,278	22,734
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,553	59,868
Life Storage, Inc. (Equity Real Estate Investment Trusts)	490	40,239
Lincoln National Corp. (Insurance)	2,374	155,378
Loews Corp. (Insurance)	2,911	136,147
LPL Financial Holdings, Inc. (Capital Markets)	833	33,178
M&T Bank Corp. (Banks)	1,630	252,210

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	947	$25,512
Markel Corp.* (Insurance)	152	148,331
MarketAxess Holdings, Inc. (Capital Markets)	394	73,871
Marsh & McLennan Cos., Inc. (Insurance)	5,421	400,558
MasterCard, Inc. - Class A (IT Services)	9,929	1,116,715
MB Financial, Inc. (Banks)	745	31,901
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,384	43,620
Mercury General Corp. (Insurance)	382	23,298
MetLife, Inc. (Insurance)	11,448	604,683
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	3,933	31,779
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	3,585	36,316
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	1,191	121,172
Moody’s Corp. (Capital Markets)	1,745	195,510
Morgan Stanley (Capital Markets)	15,131	648,212
MSCI, Inc. - Class A (Capital Markets)	954	92,719
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	418	30,359
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,555	67,829
Navient Corp. (Consumer Finance)	3,060	45,166
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	3,237	54,964
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	5,146	71,889
Northern Trust Corp. (Capital Markets)	2,264	196,017
Old Republic International Corp. (Insurance)	2,569	52,613
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,078	68,553
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	1,460	38,763
PacWest Bancorp (Banks)	1,259	67,054
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,921	31,139
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,204	30,907
Parkway, Inc. (Equity Real Estate Investment Trusts)	450	8,951
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	755	22,054
People’s United Financial, Inc. (Banks)	3,603	65,575
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,594	31,673
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,535	32,818
PNC Financial Services Group, Inc. (Banks)	5,121	615,749
Popular, Inc. (Banks)	1,098	44,722
Potlatch Corp. (Equity Real Estate Investment Trusts)	426	19,468
PRA Group, Inc.* (Consumer Finance)	489	16,210
Primerica, Inc. (Insurance)	482	39,620
Principal Financial Group, Inc. (Insurance)	2,817	177,781
PrivateBancorp, Inc. (Banks)	841	49,930
ProAssurance Corp. (Insurance)	563	33,921
Prologis, Inc. (Equity Real Estate Investment Trusts)	5,576	289,283
Prosperity Bancshares, Inc. (Banks)	726	50,609
Prudential Financial, Inc. (Insurance)	4,526	482,834
Public Storage (Equity Real Estate Investment Trusts)	1,578	345,441
Quality Care Properties* (Equity Real Estate Investment Trusts)	987	18,615
Radian Group, Inc. (Thrifts & Mortgage Finance)	2,257	40,536
Raymond James Financial, Inc. (Capital Markets)	1,346	102,646
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,292	36,615
Realogy Holdings Corp. (Real Estate Management & Development)	1,505	44,834
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,858	170,137
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,542	102,373
Regions Financial Corp. (Banks)	12,700	184,531
Reinsurance Group of America, Inc. (Insurance)	684	86,854
RenaissanceRe Holdings, Ltd. (Insurance)	430	62,200
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	2,500	36,050
RLI Corp. (Insurance)	401	24,068
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,310	30,798
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	539	33,326
S&P Global, Inc. (Capital Markets)	2,720	355,613
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	1,284	154,555
SEI Investments Co. (Capital Markets)	1,409	71,070
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	2,507	50,767
Signature Bank* (Banks)	568	84,286
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	3,372	580,086
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	1,063	113,337
SLM Corp.* (Consumer Finance)	4,517	54,656
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	5,093	51,592
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,730	61,643
State Street Corp. (Capital Markets)	3,784	301,244
Stifel Financial Corp.* (Capital Markets)	712	35,735
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,636	39,068
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	698	56,070
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	2,318	35,535
SunTrust Banks, Inc. (Banks)	5,178	286,343
SVB Financial Group* (Banks)	553	102,908
Synchrony Financial (Consumer Finance)	8,120	278,516
Synovus Financial Corp. (Banks)	1,285	52,711
T. Rowe Price Group, Inc. (Capital Markets)	2,558	174,328
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,016	33,294

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	642	$42,385
TCF Financial Corp. (Banks)	1,798	30,602
TD Ameritrade Holding Corp. (Capital Markets)	2,551	99,132
Texas Capital Bancshares, Inc.* (Banks)	523	43,644
The Allstate Corp. (Insurance)	3,850	313,737
The Bank of New York Mellon Corp. (Capital Markets)	10,922	515,846
The Charles Schwab Corp. (Capital Markets)	12,791	522,001
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	857	39,739
The Goldman Sachs Group, Inc. (Capital Markets)	3,908	897,747
The Hanover Insurance Group, Inc. (Insurance)	448	40,347
The Howard Hughes Corp.* (Real Estate Management & Development)	378	44,321
The Macerich Co. (Equity Real Estate Investment Trusts)	1,270	81,788
The NASDAQ OMX Group, Inc. (Capital Markets)	1,207	83,826
The Progressive Corp. (Insurance)	6,120	239,782
The St Joe Co.* (Real Estate Management & Development)	779	13,282
The Travelers Cos., Inc. (Insurance)	2,951	355,714
The Western Union Co. (IT Services)	5,064	103,052
Torchmark Corp. (Insurance)	1,160	89,366
Trustmark Corp. (Banks)	707	22,476
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	3,660	35,099
U.S. Bancorp (Banks)	16,776	863,964
UDR, Inc. (Equity Real Estate Investment Trusts)	2,816	102,108
UMB Financial Corp. (Banks)	462	34,793
Umpqua Holdings Corp. (Banks)	2,321	41,175
United Bankshares, Inc. (Banks)	852	35,997
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,479	38,232
Unum Group (Insurance)	2,417	113,333
Urban Edge Properties (Equity Real Estate Investment Trusts)	968	25,458
Validus Holdings, Ltd. (Insurance)	833	46,973
Valley National Bancorp (Banks)	2,779	32,792
Ventas, Inc. (Equity Real Estate Investment Trusts)	3,736	242,989
VEREIT, Inc. (Equity Real Estate Investment Trusts)	10,263	87,133
Visa, Inc. - Class A (IT Services)	19,574	1,739,541
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,812	181,762
Voya Financial, Inc. (Diversified Financial Services)	1,999	75,882
W.R. Berkley Corp. (Insurance)	1,024	72,325
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	887	15,079
Washington Federal, Inc. (Thrifts & Mortgage Finance)	941	31,147
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,955	16,989
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	783	24,492
Webster Financial Corp. (Banks)	970	48,539
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,237	41,303
Wells Fargo & Co. (Banks)	47,435	2,640,232
Welltower, Inc. (Equity Real Estate Investment Trusts)	3,822	270,674
Western Alliance Bancorp* (Banks)	998	48,992
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	7,890	268,102
White Mountains Insurance Group, Ltd. (Insurance)	49	43,114
Willis Towers Watson PLC (Insurance)	1,341	175,523
Wintrust Financial Corp. (Banks)	554	38,292
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,125	69,998
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,131	19,306
XL Group, Ltd. (Insurance)	2,791	111,249
Zions Bancorp (Banks)	2,127	89,334
TOTAL COMMON STOCKS (Cost $27,862,574)		48,357,645

	Principal Amount	Value
Repurchase Agreements (NM)(a)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $19,001	$19,000	$19,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,000)		19,000

TOTAL INVESTMENT SECURITIES (Cost $27,881,574) - 100.0%		48,376,645
Net other assets (liabilities) - NM		22,496

NET ASSETS - 100.0%		$48,399,141

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Financials invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Banks	$15,444,742	32.0%
Capital Markets	6,773,097	14.0%
Consumer Finance	1,861,211	3.8%
Diversified Financial Services	3,410,815	7.0%
Equity Real Estate Investment Trusts	9,612,400	19.9%
Insurance	7,337,607	15.2%
IT Services	2,959,308	6.1%
Mortgage Real Estate Investment Trusts	471,641	1.0%
Real Estate Management & Development	287,390	0.6%
Thrifts & Mortgage Finance	199,434	0.4%
Other**	41,496	NM
Total	$48,399,141	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.4%)
Abbott Laboratories (Health Care Equipment & Supplies)	31,931	$1,418,055
AbbVie, Inc. (Biotechnology)	29,452	1,919,091
ABIOMED, Inc.* (Health Care Equipment & Supplies)	749	93,775
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,407	61,345
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,746	60,027
Aetna, Inc. (Health Care Providers & Services)	6,498	828,820
Agios Pharmaceuticals, Inc.* (Biotechnology)	608	35,507
Akorn, Inc.* (Pharmaceuticals)	1,609	38,745
Alere, Inc.* (Health Care Equipment & Supplies)	1,607	63,846
Alexion Pharmaceuticals, Inc.* (Biotechnology)	4,152	503,388
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,395	160,020
Alkermes PLC* (Biotechnology)	2,820	164,970
Allergan PLC (Pharmaceuticals)	6,194	1,479,870
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,319	67,599
Amgen, Inc. (Biotechnology)	13,608	2,232,664
Anthem, Inc. (Health Care Providers & Services)	4,885	807,881
AquaBounty Technologies, Inc.* (Biotechnology)	26	288
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	1,331	330,807
Baxter International, Inc. (Health Care Equipment & Supplies)	8,982	465,807
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3,932	721,286
Biogen, Inc.* (Biotechnology)	3,990	1,090,946
BioMarin Pharmaceutical, Inc.* (Biotechnology)	3,177	278,877
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	384	76,547
Bio-Techne Corp. (Life Sciences Tools & Services)	690	70,139
Bioverativ, Inc.* (Biotechnology)	1,995	108,648
Bluebird Bio, Inc.* (Biotechnology)	755	68,630
Boston Scientific Corp.* (Health Care Equipment & Supplies)	25,195	626,600
Bristol-Myers Squibb Co. (Pharmaceuticals)	30,909	1,680,831
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	3,439	46,186
Bruker Corp. (Life Sciences Tools & Services)	1,956	45,633
Catalent, Inc.* (Pharmaceuticals)	2,305	65,278
Celgene Corp.* (Biotechnology)	14,376	1,788,806
Centene Corp.* (Health Care Providers & Services)	3,178	226,464
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	875	78,706
Cigna Corp. (Health Care Providers & Services)	4,751	695,974
Community Health Systems, Inc.* (Health Care Providers & Services)	2,104	18,662
Danaher Corp. (Health Care Equipment & Supplies)	11,273	964,179
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	2,876	195,482
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	4,244	264,995
DexCom, Inc.* (Health Care Equipment & Supplies)	1,561	132,264
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	3,926	369,319
Eli Lilly & Co. (Pharmaceuticals)	17,942	1,509,102
Endo International PLC* (Pharmaceuticals)	3,667	40,924
Envision Healthcare Corp.* (Health Care Providers & Services)	2,170	133,064
Express Scripts Holding Co.* (Health Care Providers & Services)	11,192	737,665
Gilead Sciences, Inc. (Biotechnology)	24,152	1,640,404
Haemonetics Corp.* (Health Care Equipment & Supplies)	961	38,988
Halyard Health, Inc.* (Health Care Equipment & Supplies)	862	32,834
HCA Holdings, Inc.* (Health Care Providers & Services)	5,335	474,762
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,346	57,999
HealthSouth Corp. (Health Care Providers & Services)	1,645	70,422
Henry Schein, Inc.* (Health Care Providers & Services)	1,464	248,836
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,100	77,660
Hologic, Inc.* (Health Care Equipment & Supplies)	5,160	219,558
Horizon Pharma PLC* (Pharmaceuticals)	2,980	44,044
Humana, Inc. (Health Care Providers & Services)	2,760	568,946
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,626	251,396
Illumina, Inc.* (Life Sciences Tools & Services)	2,704	461,411
Impax Laboratories, Inc.* (Pharmaceuticals)	1,363	17,242
Incyte Corp.* (Biotechnology)	3,255	435,096
Intercept Pharmaceuticals, Inc.* (Biotechnology)	325	36,758
Intrexon Corp.* (Biotechnology)	1,118	22,159
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	679	520,433
Ionis Pharmaceuticals, Inc.* (Biotechnology)	2,239	90,008
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,107	160,659
Johnson & Johnson (Pharmaceuticals)	50,138	6,244,687
Juno Therapeutics, Inc.* (Biotechnology)	1,409	31,266
Kite Pharma, Inc.* (Biotechnology)	901	70,719

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,890	$271,158
LifePoint Health, Inc.* (Health Care Providers & Services)	739	48,405
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	351	37,150
Magellan Health, Inc.* (Health Care Providers & Services)	437	30,175
Mallinckrodt PLC* (Pharmaceuticals)	1,936	86,288
MEDNAX, Inc.* (Health Care Providers & Services)	1,734	120,305
Medtronic PLC (Health Care Equipment & Supplies)	25,295	2,037,764
Merck & Co., Inc. (Pharmaceuticals)	50,735	3,223,701
Molina Healthcare, Inc.* (Health Care Providers & Services)	787	35,887
Mylan N.V.* (Pharmaceuticals)	8,509	331,766
Myriad Genetics, Inc.* (Biotechnology)	1,258	24,154
Neurocrine Biosciences, Inc.* (Biotechnology)	1,609	69,670
Novavax, Inc.* (Biotechnology)	5,012	6,415
NuVasive, Inc.* (Health Care Equipment & Supplies)	935	69,826
OPKO Health, Inc.* (Biotechnology)	6,697	53,576
Owens & Minor, Inc. (Health Care Providers & Services)	1,129	39,063
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	691	31,510
PAREXEL International Corp.* (Life Sciences Tools & Services)	941	59,387
Patterson Cos., Inc. (Health Care Providers & Services)	1,519	68,704
Perrigo Co. PLC (Pharmaceuticals)	2,649	175,867
Pfizer, Inc. (Pharmaceuticals)	109,982	3,762,483
Portola Pharmaceuticals, Inc.* (Biotechnology)	1,045	40,954
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	978	54,338
Quest Diagnostics, Inc. (Health Care Providers & Services)	2,540	249,403
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	2,398	193,111
Radius Health, Inc.* (Biotechnology)	685	26,475
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,406	544,839
ResMed, Inc. (Health Care Equipment & Supplies)	2,617	188,345
Seattle Genetics, Inc.* (Biotechnology)	1,791	112,582
STERIS PLC (Health Care Equipment & Supplies)	1,569	108,983
Stryker Corp. (Health Care Equipment & Supplies)	5,719	752,906
Teleflex, Inc. (Health Care Equipment & Supplies)	831	160,990
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,476	26,140
TESARO, Inc.* (Biotechnology)	631	97,092
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	904	180,701
The Medicines Co.* (Pharmaceuticals)	1,319	64,499
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	7,213	1,107,916
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	710	48,124
United Therapeutics Corp.* (Biotechnology)	832	112,636
UnitedHealth Group, Inc. (Health Care Providers & Services)	17,776	2,915,443
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	1,650	205,343
Varex Imaging Corp.* (Health Care Equipment & Supplies)	691	23,218
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,728	157,473
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,590	501,917
Waters Corp.* (Life Sciences Tools & Services)	1,481	231,495
WellCare Health Plans, Inc.* (Health Care Providers & Services)	820	114,972
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,354	110,500
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	3,716	453,761
Zoetis, Inc. (Pharmaceuticals)	9,091	485,187
TOTAL COMMON STOCKS (Cost $22,392,256)		54,436,596

Contingent Right (NM)
Dyax Corp.*^+(a) (Biotechnology)	3,716	4,125
TOTAL CONTINGENT RIGHT (Cost $—)		4,125

TOTAL INVESTMENT SECURITIES (Cost $22,392,256) - 100.4%		54,440,721
Net other assets (liabilities) - (0.4)%		(221,569)

NET ASSETS - 100.0%		$54,219,152

*                           Non-income producing security.

^                            The Advisor has deemed this security to be illiquid.  As of March 31, 2017, this security represented 0.008% of the net assets of the Fund.

+                           This security was fair valued based on procedures approved by the Board of Trustees.  As of March 31, 2017, this security represented 0.008% of the net assets of the Fund.

(a)                   No explicit expiration date, expiration is subject to contingencies.  Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

ProFund VP Health Care invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Biotechnology	$12,325,560	22.7%
Commercial Services & Supplies	57,999	0.1%
Health Care Equipment & Supplies	10,996,289	20.3%
Health Care Providers & Services	9,239,507	17.0%
Life Sciences Tools & Services	2,324,345	4.3%
Pharmaceuticals	19,497,021	36.0%
Other**	(221,569)	(0.4)%
Total	$54,219,152	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.4%)
3M Co. (Industrial Conglomerates)	5,263	$1,006,970
A.O. Smith Corp. (Building Products)	1,304	66,713
Accenture PLC - Class A (IT Services)	5,500	659,340
Actuant Corp. - Class A (Machinery)	523	13,781
Acuity Brands, Inc. (Electrical Equipment)	391	79,764
AECOM Technology Corp.* (Construction & Engineering)	1,374	48,901
AGCO Corp. (Machinery)	588	35,386
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,847	150,521
Air Lease Corp. (Trading Companies & Distributors)	847	32,821
Allegion PLC (Building Products)	846	64,042
Alliance Data Systems Corp. (IT Services)	494	123,006
Allison Transmission Holdings, Inc. (Machinery)	1,462	52,720
AMETEK, Inc. (Electrical Equipment)	2,027	109,620
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	2,715	193,227
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	248	19,666
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	347	21,462
AptarGroup, Inc. (Containers & Packaging)	550	42,345
Arconic, Inc. (Aerospace & Defense)	3,893	102,542
Armstrong World Industries, Inc.* (Building Products)	440	20,262
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	789	57,920
Automatic Data Processing, Inc. (IT Services)	3,966	406,079
Avery Dennison Corp. (Containers & Packaging)	793	63,916
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,137	52,029
Ball Corp. (Containers & Packaging)	1,546	114,806
BE Aerospace, Inc. (Aerospace & Defense)	898	57,571
Belden, Inc. (Electronic Equipment, Instruments & Components)	374	25,877
Bemis Co., Inc. (Containers & Packaging)	819	40,016
Berry Plastics Group, Inc.* (Containers & Packaging)	1,129	54,836
Booz Allen Hamilton Holding Corp. (IT Services)	1,327	46,963
Broadridge Financial Solutions, Inc. (IT Services)	1,044	70,940
BWX Technologies, Inc. (Aerospace & Defense)	878	41,793
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	1,245	96,226
Carlisle Cos., Inc. (Industrial Conglomerates)	569	60,547
Caterpillar, Inc. (Machinery)	5,178	480,311
CEB, Inc. (Professional Services)	288	22,637
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	886	27,245
Cintas Corp. (Commercial Services & Supplies)	757	95,791
Clean Harbors, Inc.* (Commercial Services & Supplies)	461	25,641
Cognex Corp. (Electronic Equipment, Instruments & Components)	757	63,550
Colfax Corp.* (Machinery)	870	34,156
Conduent, Inc.* (IT Services)	1,504	25,237
Convergys Corp. (IT Services)	837	17,703
CoreLogic, Inc.* (IT Services)	742	30,214
CoStar Group, Inc.* (Internet Software & Services)	291	60,301
Covanta Holding Corp. (Commercial Services & Supplies)	1,150	18,055
Crane Co. (Machinery)	445	33,299
Crown Holdings, Inc.* (Containers & Packaging)	1,232	65,234
CSX Corp. (Road & Rail)	8,182	380,872
Cummins, Inc. (Machinery)	1,369	206,993
Curtiss-Wright Corp. (Aerospace & Defense)	395	36,048
Deere & Co. (Machinery)	2,588	281,730
Deluxe Corp. (Commercial Services & Supplies)	430	31,033
DigitalGlobe, Inc.* (Aerospace & Defense)	549	17,980
Donaldson Co., Inc. (Machinery)	1,164	52,985
Dover Corp. (Machinery)	1,375	110,481
Eagle Materials, Inc. (Construction Materials)	429	41,673
Eaton Corp. PLC (Electrical Equipment)	3,973	294,598
EMCOR Group, Inc. (Construction & Engineering)	527	33,175
Emerson Electric Co. (Electrical Equipment)	5,696	340,962
EnerSys (Electrical Equipment)	385	30,392
Equifax, Inc. (Professional Services)	1,058	144,670
Esterline Technologies Corp.* (Aerospace & Defense)	266	22,889
Euronet Worldwide, Inc.* (IT Services)	462	39,510
Expeditors International of Washington, Inc. (Air Freight & Logistics)	1,590	89,819
Fastenal Co. (Trading Companies & Distributors)	2,555	131,583
FedEx Corp. (Air Freight & Logistics)	2,164	422,305
Fidelity National Information Services, Inc. (IT Services)	2,906	231,376
First Data Corp.* (IT Services)	1,670	25,885
Fiserv, Inc.* (IT Services)	1,897	218,743
FleetCor Technologies, Inc.* (IT Services)	822	124,475
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	1,202	43,609
Flowserve Corp. (Machinery)	1,151	55,731
Fluor Corp. (Construction & Engineering)	1,228	64,616
Fortive Corp. (Machinery)	2,657	160,005
Fortune Brands Home & Security, Inc. (Building Products)	1,354	82,391
FTI Consulting, Inc.* (Professional Services)	366	15,068
GATX Corp. (Trading Companies & Distributors)	350	21,336

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Generac Holdings, Inc.* (Electrical Equipment)	553	$20,616
General Dynamics Corp. (Aerospace & Defense)	2,514	470,621
General Electric Co. (Industrial Conglomerates)	77,060	2,296,389
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	541	36,712
Genpact, Ltd. (IT Services)	1,191	29,489
Global Payments, Inc. (IT Services)	1,347	108,676
Graco, Inc. (Machinery)	495	46,599
Graphic Packaging Holding Co. (Containers & Packaging)	2,753	35,431
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	1,774	72,956
HEICO Corp. (Aerospace & Defense)	186	16,219
HEICO Corp. - Class A (Aerospace & Defense)	319	23,925
Hexcel Corp. (Aerospace & Defense)	811	44,240
Hillenbrand, Inc. (Machinery)	562	20,148
Honeywell International, Inc. (Industrial Conglomerates)	6,721	839,251
Hub Group, Inc.* - Class A (Air Freight & Logistics)	299	13,874
Hubbell, Inc. (Electrical Equipment)	456	54,743
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	408	81,698
IDEX Corp. (Machinery)	671	62,745
Illinois Tool Works, Inc. (Machinery)	2,752	364,557
Ingersoll-Rand PLC (Machinery)	2,295	186,629
International Paper Co. (Containers & Packaging)	3,631	184,382
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	333	40,193
Itron, Inc.* (Electronic Equipment, Instruments & Components)	297	18,028
ITT, Inc. (Machinery)	782	32,078
J.B. Hunt Transport Services, Inc. (Road & Rail)	770	70,640
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,608	46,503
Jack Henry & Associates, Inc. (IT Services)	683	63,587
Jacobs Engineering Group, Inc. (Construction & Engineering)	1,069	59,094
Johnson Controls International PLC (Building Products)	8,288	349,091
Joy Global, Inc. (Machinery)	882	24,917
Kansas City Southern Industries, Inc. (Road & Rail)	943	80,872
KBR, Inc. (Construction & Engineering)	1,259	18,923
Kennametal, Inc. (Machinery)	706	27,696
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,616	58,402
Kirby Corp.* (Marine)	476	33,582
KLX, Inc.* (Aerospace & Defense)	464	20,741
L3 Technologies, Inc. (Aerospace & Defense)	685	113,224
Landstar System, Inc. (Road & Rail)	371	31,776
Lennox International, Inc. (Building Products)	344	57,551
Lincoln Electric Holdings, Inc. (Machinery)	545	47,339
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	197	31,502
Lockheed Martin Corp. (Aerospace & Defense)	2,203	589,523
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,278	31,720
LSC Communications, Inc. (Commercial Services & Supplies)	287	7,221
Macquarie Infrastructure Corp. (Transportation Infrastructure)	665	53,586
ManpowerGroup, Inc. (Professional Services)	596	61,132
Martin Marietta Materials, Inc. (Construction Materials)	556	121,347
Masco Corp. (Building Products)	2,832	96,260
MAXIMUS, Inc. (IT Services)	572	35,578
MDU Resources Group, Inc. (Multi-Utilities)	1,722	47,131
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	226	108,234
Moog, Inc.* - Class A (Aerospace & Defense)	288	19,397
MRC Global, Inc.* (Trading Companies & Distributors)	840	15,397
MSA Safety, Inc. (Commercial Services & Supplies)	280	19,793
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	398	40,898
Mueller Industries, Inc. (Machinery)	509	17,423
National Instruments Corp. (Electronic Equipment, Instruments & Components)	939	30,574
NeuStar, Inc.* - Class A (IT Services)	487	16,144
Nordson Corp. (Machinery)	473	58,103
Norfolk Southern Corp. (Road & Rail)	2,566	287,315
Northrop Grumman Corp. (Aerospace & Defense)	1,542	366,749
NOW, Inc.* (Trading Companies & Distributors)	950	16,112
Old Dominion Freight Line, Inc. (Road & Rail)	610	52,198
Orbital ATK, Inc. (Aerospace & Defense)	508	49,784
Oshkosh Corp. (Machinery)	657	45,064
Owens Corning (Building Products)	993	60,940
Owens-Illinois, Inc.* (Containers & Packaging)	1,434	29,225
PACCAR, Inc. (Machinery)	3,098	208,186
Packaging Corp. of America (Containers & Packaging)	835	76,503
Parker-Hannifin Corp. (Machinery)	1,175	188,376
Paychex, Inc. (IT Services)	2,824	166,334
PayPal Holdings, Inc.* (IT Services)	9,922	426,844
Pentair PLC (Machinery)	1,477	92,726
PerkinElmer, Inc. (Life Sciences Tools & Services)	970	56,318
Quanta Services, Inc.* (Construction & Engineering)	1,338	49,653
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	615	7,448
Raytheon Co. (Aerospace & Defense)	2,586	394,365
Regal Beloit Corp. (Electrical Equipment)	397	30,033
Republic Services, Inc. - Class A (Commercial Services & Supplies)	2,037	127,944
Robert Half International, Inc. (Professional Services)	1,127	55,031
Rockwell Automation, Inc. (Electrical Equipment)	1,134	176,575

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rockwell Collins, Inc. (Aerospace & Defense)	1,154	$112,123
Roper Technologies, Inc. (Industrial Conglomerates)	901	186,047
Ryder System, Inc. (Road & Rail)	473	35,683
Sabre Corp. (IT Services)	1,814	38,439
Sealed Air Corp. (Containers & Packaging)	1,706	74,347
Sensata Technologies Holding N.V.* (Electrical Equipment)	1,509	65,898
Silgan Holdings, Inc. (Containers & Packaging)	333	19,767
Sonoco Products Co. (Containers & Packaging)	878	46,464
Spirit AeroSystems Holdings, Inc. - Class A (Aerospace & Defense)	1,074	62,206
Stericycle, Inc.* (Commercial Services & Supplies)	748	62,002
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	3,137	233,864
Teledyne Technologies, Inc.* (Aerospace & Defense)	314	39,708
Terex Corp. (Machinery)	936	29,390
Tetra Tech, Inc. (Commercial Services & Supplies)	506	20,670
Textron, Inc. (Aerospace & Defense)	2,388	113,645
The Advisory Board Co.* (Professional Services)	357	16,708
The Boeing Co. (Aerospace & Defense)	5,031	889,783
The Sherwin-Williams Co. (Chemicals)	714	221,476
The Timken Co. (Machinery)	615	27,798
The Toro Co. (Machinery)	956	59,712
The Valspar Corp. (Chemicals)	644	71,445
Total System Services, Inc. (IT Services)	1,458	77,945
TransDigm Group, Inc. (Aerospace & Defense)	440	96,870
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,225	71,222
Trinity Industries, Inc. (Machinery)	1,347	35,763
Triumph Group, Inc. (Aerospace & Defense)	439	11,304
Union Pacific Corp. (Road & Rail)	7,186	761,141
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	6,087	653,134
United Rentals, Inc.* (Trading Companies & Distributors)	741	92,662
United Technologies Corp. (Aerospace & Defense)	6,619	742,718
Universal Display Corp. (Electronic Equipment, Instruments & Components)	396	34,096
USG Corp.* (Building Products)	803	25,535
Valmont Industries, Inc. (Construction & Engineering)	196	30,478
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	986	18,468
Verisk Analytics, Inc.* - Class A (Professional Services)	1,368	111,000
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,181	19,427
Vulcan Materials Co. (Construction Materials)	1,167	140,600
W.W. Grainger, Inc. (Trading Companies & Distributors)	478	111,259
Wabtec Corp. (Machinery)	758	59,124
Waste Management, Inc. (Commercial Services & Supplies)	3,573	260,542
Watsco, Inc. (Trading Companies & Distributors)	271	38,802
Welbilt, Inc.* (Machinery)	1,220	23,949
WESCO International, Inc.* (Trading Companies & Distributors)	372	25,873
WestRock Co. (Containers & Packaging)	2,209	114,934
WEX, Inc.* (IT Services)	342	35,397
Woodward, Inc. (Machinery)	489	33,213
XPO Logistics, Inc.* (Air Freight & Logistics)	713	34,146
Xylem, Inc. (Machinery)	1,584	79,548
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	468	42,705
TOTAL COMMON STOCKS (Cost $17,132,585)		25,562,768

TOTAL INVESTMENT SECURITIES (Cost $17,132,585) - 100.4%		25,562,768
Net other assets (liabilities) - (0.4)%		(112,277)

NET ASSETS - 100.0%		$25,450,491

*                           Non-income producing security.

See accompanying notes to schedules of portfolio investments.

ProFund VP Industrials invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Aerospace & Defense	$4,537,666	17.9%
Air Freight & Logistics	1,309,504	5.1%
Building Products	822,785	3.2%
Chemicals	292,921	1.2%
Commercial Services & Supplies	676,140	2.7%
Construction & Engineering	332,085	1.3%
Construction Materials	303,620	1.2%
Containers & Packaging	962,206	3.7%
Electrical Equipment	1,203,201	4.7%
Electronic Equipment, Instruments & Components	1,100,862	4.3%
Industrial Conglomerates	4,389,204	17.3%
Internet Software & Services	60,301	0.2%
IT Services	3,017,904	11.9%
Life Sciences Tools & Services	315,073	1.2%
Machinery	3,288,661	13.0%
Marine	33,582	0.1%
Multi-Utilities	47,131	0.2%
Paper & Forest Products	31,720	0.1%
Professional Services	426,246	1.7%
Road & Rail	1,737,209	6.8%
Trading Companies & Distributors	621,161	2.4%
Transportation Infrastructure	53,586	0.2%
Other**	(112,277)	(0.4)%
Total	$25,450,491	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
2U, Inc.* (Internet Software & Services)	4,616	$183,071
8x8, Inc.* (Software)	11,064	168,726
Akamai Technologies, Inc.* (Internet Software & Services)	6,403	382,259
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	16,929	214,660
Alphabet, Inc.* - Class A (Internet Software & Services)	926	785,063
Alphabet, Inc.* - Class C (Internet Software & Services)	921	764,025
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,539	1,364,385
Arista Networks, Inc.* (Communications Equipment)	2,373	313,877
Blucora, Inc.* (Internet Software & Services)	7,210	124,733
Box, Inc.* - Class A (Internet Software & Services)	8,445	137,738
Citrix Systems, Inc.* (Software)	5,370	447,804
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	4,514	194,327
Cornerstone OnDemand, Inc.* (Internet Software & Services)	4,865	189,200
E*TRADE Financial Corp.* (Capital Markets)	10,928	381,278
eBay, Inc.* (Internet Software & Services)	18,777	630,344
Ebix, Inc. (Software)	2,587	158,454
Endurance International Group Holdings, Inc.* (Internet Software & Services)	13,459	105,653
Expedia, Inc. (Internet & Direct Marketing Retail)	3,752	473,390
Facebook, Inc.* - Class A (Internet Software & Services)	9,406	1,336,122
GoDaddy, Inc.* - Class A (Internet Software & Services)	5,116	193,896
Groupon, Inc.* (Internet & Direct Marketing Retail)	43,020	169,069
Hubspot, Inc.* (Software)	3,220	194,971
IAC/InterActiveCorp* (Internet Software & Services)	4,051	298,640
j2 Global, Inc. (Internet Software & Services)	3,142	263,645
Juniper Networks, Inc. (Communications Equipment)	14,408	400,974
LogMeIn, Inc. (Internet Software & Services)	2,967	289,283
Netflix, Inc.* (Internet & Direct Marketing Retail)	5,772	853,159
NETGEAR, Inc.* (Communications Equipment)	3,440	170,452
Pandora Media, Inc.* (Internet Software & Services)	18,992	224,296
PayPal Holdings, Inc.* (IT Services)	17,089	735,169
Salesforce.com, Inc.* (Software)	9,288	766,167
Sonus Networks, Inc.* (Communications Equipment)	14,393	94,850
TD Ameritrade Holding Corp. (Capital Markets)	9,693	376,670
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	6,538	282,180
TrueCar, Inc.* (Internet Software & Services)	8,818	136,414
Twitter, Inc.* (Internet Software & Services)	24,525	366,649
Veeva Systems, Inc.* - Class A (Health Care Technology)	6,242	320,089
VeriSign, Inc.* (Internet Software & Services)	4,053	353,057
Vonage Holdings Corp.* (Diversified Telecommunication Services)	25,558	161,527
Web.com Group, Inc.* (Internet Software & Services)	7,407	142,955
Yahoo!, Inc.* (Internet Software & Services)	14,725	683,387
TOTAL COMMON STOCKS (Cost $8,149,964)		15,832,608

	Principal Amount	Value
Repurchase Agreements (0.7%)(a)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $108,006	$108,000	$108,000
TOTAL REPURCHASE AGREEMENTS (Cost $108,000)		108,000

TOTAL INVESTMENT SECURITIES (Cost $8,257,964) - 100.8%		15,940,608
Net other assets (liabilities) - (0.8)%		(127,242)

NET ASSETS - 100.0%		$15,813,366

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

ProFund VP Internet invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Capital Markets	$757,948	4.8%
Communications Equipment	980,153	6.2%
Diversified Telecommunication Services	355,854	2.3%
Health Care Technology	534,749	3.4%
Internet & Direct Marketing Retail	3,142,183	19.9%
Internet Software & Services	7,590,430	47.9%
IT Services	735,169	4.6%
Software	1,736,122	11.0%
Other**	(19,242)	(0.1)%
Total	$15,813,366	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.8%)
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	17,875	$1,108,250
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	4,617	105,314
Apache Corp. (Oil, Gas & Consumable Fuels)	12,143	624,029
Baker Hughes, Inc. (Energy Equipment & Services)	13,601	813,612
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	15,195	363,312
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,958	56,116
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,611	359,772
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	24,360	144,698
Chevron Corp. (Oil, Gas & Consumable Fuels)	60,540	6,500,180
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	3,042	363,489
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,738	608,075
ConocoPhillips (Oil, Gas & Consumable Fuels)	39,521	1,970,912
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,754	125,087
Core Laboratories N.V. (Energy Equipment & Services)	1,411	162,999
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	16,776	699,895
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	2,061	34,439
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,883	299,010
Dril-Quip, Inc.* (Energy Equipment & Services)	1,209	65,951
Energen Corp.* (Oil, Gas & Consumable Fuels)	3,104	168,982
Ensco PLCADR - Class A (Energy Equipment & Services)	9,691	86,734
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	18,447	1,799,505
EQT Corp. (Oil, Gas & Consumable Fuels)	5,544	338,738
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	132,601	10,874,608
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,495	67,615
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	5,078	87,291
Halliburton Co. (Energy Equipment & Services)	27,725	1,364,347
Helmerich & Payne, Inc. (Energy Equipment & Services)	3,471	231,064
Hess Corp. (Oil, Gas & Consumable Fuels)	8,605	414,847
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	5,672	160,744
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	61,397	1,334,771
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	27,092	428,054
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	16,879	853,065
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	5,182	148,153
Nabors Industries, Ltd. (Energy Equipment & Services)	9,124	119,251
National Oilwell Varco, Inc. (Energy Equipment & Services)	12,112	485,570
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	6,360	234,748
Noble Corp. PLC (Energy Equipment & Services)	7,825	48,437
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	13,926	478,219
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	7,595	108,305
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	24,440	1,548,518
Oceaneering International, Inc. (Energy Equipment & Services)	3,137	84,950
OGE Energy Corp. (Electric Utilities)	6,386	223,382
Oil States International, Inc.* (Energy Equipment & Services)	1,643	54,465
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	6,739	373,610
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	7,087	230,398
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,318	129,068
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	3,484	77,240
Phillips 66 (Oil, Gas & Consumable Fuels)	14,107	1,117,557
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	5,430	1,011,229
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	7,663	97,397
Range Resources Corp. (Oil, Gas & Consumable Fuels)	6,017	175,095
Rice Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,117	121,273
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	4,013	62,523
Schlumberger, Ltd. (Energy Equipment & Services)	44,582	3,481,854
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,691	60,876
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,131	75,207
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	15,925	130,107
Superior Energy Services, Inc.* (Energy Equipment & Services)	4,887	69,689
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	6,203	371,560
TechnipFMC PLC* (Energy Equipment & Services)	14,922	484,965
Tesoro Corp. (Oil, Gas & Consumable Fuels)	3,741	303,245
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	26,409	781,442

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Transocean, Ltd.* (Energy Equipment & Services)	12,449	$154,990
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	2,333	111,961
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	14,424	956,167
Weatherford International PLC* (Energy Equipment & Services)	31,448	209,129
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	2,537	88,973
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	8,931	84,487
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,237	81,091
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	12,673	169,691
TOTAL COMMON STOCKS (Cost $21,408,788)		47,160,327

TOTAL INVESTMENT SECURITIES (Cost $21,408,788) - 100.8%		47,160,327
Net other assets (liabilities) - (0.8)%		(370,300)

NET ASSETS - 100.0%		$46,790,027

*                           Non-income producing security.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

ProFund VP Oil & Gas invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Electric Utilities	$223,382	0.5%
Energy Equipment & Services	8,255,998	17.6%
Oil, Gas & Consumable Fuels	38,613,332	82.6%
Semiconductors & Semiconductor Equipment	67,615	0.1%
Other**	(370,300)	(0.8)%
Total	$46,790,027	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (63.9%)
Akorn, Inc.* (Pharmaceuticals)	1,073	$25,838
Allergan PLC (Pharmaceuticals)	4,269	1,019,949
Bristol-Myers Squibb Co. (Pharmaceuticals)	21,191	1,152,367
Catalent, Inc.* (Pharmaceuticals)	1,612	45,652
Eli Lilly & Co. (Pharmaceuticals)	12,330	1,037,076
Endo International PLC* (Pharmaceuticals)	2,488	27,766
Horizon Pharma PLC* (Pharmaceuticals)	2,043	30,196
Impax Laboratories, Inc.* (Pharmaceuticals)	961	12,157
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	754	109,428
Johnson & Johnson (Pharmaceuticals)	34,397	4,284,145
Mallinckrodt PLC* (Pharmaceuticals)	1,361	60,660
Merck & Co., Inc. (Pharmaceuticals)	34,822	2,212,590
Mylan N.V.* (Pharmaceuticals)	5,809	226,493
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	450	20,520
Perrigo Co. PLC (Pharmaceuticals)	1,836	121,892
Pfizer, Inc. (Pharmaceuticals)	75,541	2,584,257
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	692	38,448
TESARO, Inc.* (Biotechnology)	487	74,935
The Medicines Co.* (Pharmaceuticals)	911	44,548
Zoetis, Inc. (Pharmaceuticals)	6,218	331,855
TOTAL COMMON STOCKS (Cost $6,778,933)		13,460,772

TOTAL INVESTMENT SECURITIES (Cost $6,778,933) - 63.9%		13,460,772
Net other assets (liabilities) - 36.1%		7,611,355

NET ASSETS - 100.0%		$21,072,127

*          Non-income producing security

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	4/24/17	1.26%	$7,649,082	$(918)

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Pharmaceuticals invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Biotechnology	$74,935	0.4%
Pharmaceuticals	13,385,837	63.5%
Other**	7,611,355	36.1%
Total	$21,072,127	100.0%

See accompanying notes to schedules of portfolio investments.

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (96.5%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $28,604,655	$28,603,000	$28,603,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,603,000)		28,603,000

TOTAL INVESTMENT SECURITIES (Cost $28,603,000) - 96.5%		28,603,000
Net other assets (liabilities) - 3.5%		1,037,260

NET ASSETS - 100.0%		$29,640,260

(a)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $6,408,000.

(b)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	4/24/17	1.46%	$14,320,451	$(193,228)
Dow Jones Precious Metals Index	UBS AG	4/24/17	1.71%	15,297,252	(224,791)
				$29,617,703	$(418,019)

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.4%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,123	$33,757
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	4,386	87,238
Alexander & Baldwin, Inc. (Real Estate Management & Development)	610	27,157
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,177	130,082
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,766	84,044
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	2,868	65,849
American Tower Corp. (Equity Real Estate Investment Trusts)	5,659	687,794
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	13,497	149,951
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	2,080	92,248
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	2,071	39,556
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,818	333,785
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	1,255	38,855
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	2,037	269,719
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	2,321	37,670
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	3,466	74,380
Camden Property Trust (Equity Real Estate Investment Trusts)	1,158	93,173
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	1,114	29,933
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	2,262	21,579
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	3,982	138,535
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	2,362	47,665
Colony NorthStar, Inc. - Class A (Equity Real Estate Investment Trusts)	7,350	94,889
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,622	36,090
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,560	49,015
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	450	40,523
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,307	43,262
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	5,542	45,832
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	4,776	451,092
CubeSmart (Equity Real Estate Investment Trusts)	2,386	61,941
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	985	50,698
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	2,007	15,956
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	1,218	58,610
DDR Corp. (Equity Real Estate Investment Trusts)	4,080	51,122
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	2,653	29,581
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,111	224,589
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,926	73,958
Duke Realty Corp. (Equity Real Estate Investment Trusts)	4,711	123,758
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	1,028	50,979
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	441	32,427
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	969	39,584
EPR Properties (Equity Real Estate Investment Trusts)	849	62,512
Equinix, Inc. (Equity Real Estate Investment Trusts)	1,030	412,381
Equity Commonwealth* (Equity Real Estate Investment Trusts)	1,645	51,349
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	1,080	83,225
Equity Residential (Equity Real Estate Investment Trusts)	4,862	302,514
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	868	200,968
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,669	124,157
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	955	127,493
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,554	41,383
Forest City Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	2,867	62,443
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	794	18,127
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	2,586	86,424
GGP, Inc. (Equity Real Estate Investment Trusts)	7,737	179,344
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,864	49,023
HCP, Inc. (Equity Real Estate Investment Trusts)	6,202	193,999
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,543	50,148
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	1,878	59,082
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,348	66,227
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,176	68,609
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	9,793	182,737

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	2,050	$71,012
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,477	22,775
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	3,249	115,892
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	601	66,981
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,295	93,344
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	5,638	124,543
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,107	23,801
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	1,097	81,990
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,497	43,338
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,867	28,613
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,947	75,057
Life Storage, Inc. (Equity Real Estate Investment Trusts)	615	50,504
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,190	32,059
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	4,252	54,808
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	4,940	39,915
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	1,504	153,017
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	527	38,276
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,950	85,059
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	4,072	69,143
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,606	85,972
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	1,834	48,693
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	2,414	39,131
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,521	39,044
Parkway, Inc. (Equity Real Estate Investment Trusts)	567	11,278
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	955	27,896
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,007	39,879
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,924	41,135
Potlatch Corp. (Equity Real Estate Investment Trusts)	537	24,541
Prologis, Inc. (Equity Real Estate Investment Trusts)	7,013	363,834
Public Storage (Equity Real Estate Investment Trusts)	1,979	433,222
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,241	23,405
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,629	46,166
Realogy Holdings Corp. (Real Estate Management & Development)	1,890	56,303
Realty Income Corp. (Equity Real Estate Investment Trusts)	3,591	213,772
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,898	126,008
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	3,137	45,236
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,651	38,815
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	676	41,797
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	1,618	194,759
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	3,146	63,707
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	4,236	728,718
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	1,333	142,124
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	6,405	64,883
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,433	77,517
STORE Capital Corp. (Equity Real Estate Investment Trusts)	2,065	49,312
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	887	71,253
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	2,915	44,687
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,274	41,749
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	803	53,014
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,085	50,311
The Howard Hughes Corp.* (Real Estate Management & Development)	479	56,163
The Macerich Co. (Equity Real Estate Investment Trusts)	1,600	103,040
The St Joe Co.* (Real Estate Management & Development)	985	16,794
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	4,606	44,172
UDR, Inc. (Equity Real Estate Investment Trusts)	3,542	128,433
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,857	48,003
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,216	31,981
Ventas, Inc. (Equity Real Estate Investment Trusts)	4,698	305,558
VEREIT, Inc. (Equity Real Estate Investment Trusts)	12,906	109,572
Vornado Realty Trust (Equity Real Estate Investment Trusts)	2,280	228,707
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	2,454	21,325
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	990	30,967
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,562	52,155
Welltower, Inc. (Equity Real Estate Investment Trusts)	4,803	340,148
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	9,922	337,150
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,408	87,606

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,416	$24,171
TOTAL COMMON STOCKS (Cost $5,696,087)		13,043,254

TOTAL INVESTMENT SECURITIES (Cost $5,696,087) - 100.4%		13,043,254
Net other assets (liabilities) - (0.4)%		(48,145)

NET ASSETS - 100.0%		$12,995,109

*          Non-income producing security.

ProFund VP Real Estate invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$12,088,134	93.0%
Mortgage Real Estate Investment Trusts	593,187	4.6%
Real Estate Management & Development	361,933	2.8%
Other**	(48,145)	(0.4)%
Total	$12,995,109	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (76.5%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,792	$113,374
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,675	301,166
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	10,861	422,493
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	4,029	882,190
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	687	49,230
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	649	39,388
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	949	25,367
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	3,335	45,890
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,365	32,310
Intel Corp. (Semiconductors & Semiconductor Equipment)	47,576	1,716,066
InterDigital, Inc. (Communications Equipment)	316	27,271
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,607	152,777
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,614	207,173
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	4,434	67,663
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,870	129,035
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,194	161,873
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	10,422	301,196
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,194	61,527
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,910	643,776
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,170	64,593
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,270	87,071
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	14,837	850,754
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	668	22,578
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	420	30,891
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,839	180,185
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	330	16,338
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,050	63,755
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	10,070	811,239
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	1,103	33,752
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,485	143,857
TOTAL COMMON STOCKS (Cost $5,230,802)		7,684,778

	Principal Amount	Value
Repurchase Agreement (NM)(a)
Repurchase Agreement with UMB Bank, N.A., rate 0.67%, dated 3/31/17, due 4/3/17, total to be received $1,000	$1,000	$1,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,000)		1,000

TOTAL INVESTMENT SECURITIES (Cost $5,231,802) - 76.5%		7,685,778
Net other assets (liabilities) - 23.5%		2,357,269

NET ASSETS - 100.0%		$10,043,047

*                             Non-income producing security.

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                     Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	4/24/17	1.46%	$2,349,718	$(282)

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Semiconductor invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Communications Equipment	$27,271	0.3%
Semiconductors & Semiconductor Equipment	7,657,507	76.2%
Other**	2,358,269	23.5%
Total	$10,043,047	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	760	$11,370
ACI Worldwide, Inc.* (Software)	824	17,625
Adobe Systems, Inc.* (Software)	3,552	462,222
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,498	79,996
Akamai Technologies, Inc.* (Internet Software & Services)	1,245	74,327
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,293	16,395
Alphabet, Inc.* - Class A (Internet Software & Services)	2,113	1,791,401
Alphabet, Inc.* - Class C (Internet Software & Services)	2,103	1,744,565
Amdocs, Ltd. (IT Services)	1,045	63,735
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,606	213,562
ANSYS, Inc.* (Software)	615	65,725
Apple, Inc. (Technology Hardware, Storage & Peripherals)	37,478	5,384,088
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,712	299,997
Arista Networks, Inc.* (Communications Equipment)	302	39,946
ARRIS International PLC* (Communications Equipment)	1,357	35,893
Aspen Technology, Inc.* (Software)	554	32,642
athenahealth, Inc.* (Health Care Technology)	287	32,342
Autodesk, Inc.* (Software)	1,394	120,539
Blackbaud, Inc. (Software)	339	25,991
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,877	629,947
Brocade Communications Systems, Inc. (Communications Equipment)	2,920	36,442
CA, Inc. (Software)	2,248	71,307
CACI International, Inc.* - Class A (IT Services)	187	21,935
Cadence Design Systems, Inc.* (Software)	1,993	62,580
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	467	33,465
CDK Global, Inc. (Software)	1,033	67,155
CDW Corp. (Electronic Equipment, Instruments & Components)	1,135	65,501
Cerner Corp.* (Health Care Technology)	2,089	122,938
Ciena Corp.* (Communications Equipment)	1,009	23,822
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	449	27,250
Cisco Systems, Inc. (Communications Equipment)	35,776	1,209,228
Citrix Systems, Inc.* (Software)	1,108	92,396
Cognizant Technology Solutions Corp.* (IT Services)	4,348	258,793
CommScope Holding Co., Inc.* (Communications Equipment)	1,382	57,643
CommVault Systems, Inc.* (Software)	302	15,342
Computer Sciences Corp. (IT Services)	1,008	69,562
Corning, Inc. (Electronic Equipment, Instruments & Components)	6,635	179,144
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	694	18,551
CSRA, Inc. (IT Services)	1,034	30,286
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,342	32,226
Dell Technologies, Inc.* - Class V (Software)	1,599	102,464
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	549	16,854
DST Systems, Inc. (IT Services)	234	28,665
Dycom Industries, Inc.* (Construction & Engineering)	233	21,657
eBay, Inc.* (Internet Software & Services)	7,233	242,812
EchoStar Corp.* (Communications Equipment)	333	18,964
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	332	16,212
Ellie Mae, Inc.* (Software)	249	24,967
EPAM Systems, Inc.* (IT Services)	322	24,317
F5 Networks, Inc.* (Communications Equipment)	452	64,442
Facebook, Inc.* - Class A (Internet Software & Services)	16,817	2,388,856
Fair Isaac Corp. (Software)	231	29,787
Finisar Corp.* (Communications Equipment)	781	21,353
FireEye, Inc.* (Software)	1,081	13,631
Fortinet, Inc.* (Software)	1,060	40,651
Garmin, Ltd. (Household Durables)	809	41,348
Gartner, Inc.* (IT Services)	597	64,470
GrubHub, Inc.* (Internet Software & Services)	616	20,260
Guidewire Software, Inc.* (Software)	537	30,249
Harris Corp. (Communications Equipment)	898	99,920
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	11,878	281,509
HP, Inc. (Technology Hardware, Storage & Peripherals)	12,093	216,223
IAC/InterActiveCorp* (Internet Software & Services)	537	39,588
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	957	22,652
Intel Corp. (Semiconductors & Semiconductor Equipment)	33,776	1,218,299
InterDigital, Inc. (Communications Equipment)	252	21,748
International Business Machines Corp. (IT Services)	6,123	1,066,259
Intuit, Inc. (Software)	1,731	200,779
j2 Global, Inc. (Internet Software & Services)	343	28,781
Juniper Networks, Inc. (Communications Equipment)	2,724	75,809
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,110	105,528

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,150	$147,614
Leidos Holdings, Inc. (IT Services)	1,019	52,112
Lumentum Holdings, Inc.* (Communications Equipment)	391	20,860
Manhattan Associates, Inc.* (Software)	516	26,858
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,145	47,993
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,018	90,729
Medidata Solutions, Inc.* (Health Care Technology)	387	22,326
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,556	114,802
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,401	213,889
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	811	41,791
Microsoft Corp. (Software)	55,202	3,635,604
Motorola Solutions, Inc. (Communications Equipment)	1,190	102,601
NCR Corp.* (Technology Hardware, Storage & Peripherals)	899	41,066
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,941	81,231
NetScout Systems, Inc.* (Communications Equipment)	657	24,933
Nuance Communications, Inc.* (Software)	1,866	32,300
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,219	459,576
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,981	46,176
Oracle Corp. (Software)	21,410	955,100
Palo Alto Networks, Inc.* (Communications Equipment)	656	73,918
Pandora Media, Inc.* (Internet Software & Services)	1,667	19,687
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,332	17,463
Plantronics, Inc. (Communications Equipment)	245	13,257
Proofpoint, Inc.* (Software)	311	23,126
PTC, Inc.* (Software)	814	42,776
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	911	62,458
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	10,537	604,192
Red Hat, Inc.* (Software)	1,279	110,634
Salesforce.com, Inc.* (Software)	4,679	385,971
Science Applications International Corp. (IT Services)	315	23,436
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	2,100	96,453
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	458	15,480
ServiceNow, Inc.* (Software)	1,188	103,914
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	302	22,212
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,322	129,530
Splunk, Inc.* (Software)	972	60,546
SS&C Technologies Holdings, Inc. (Software)	1,227	43,436
Symantec Corp. (Software)	4,415	135,452
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	259	12,823
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	218	24,403
Synopsys, Inc.* (Software)	1,069	77,107
Tableau Software, Inc.* - Class A (Software)	406	20,117
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	254	23,851
Teradata Corp.* (IT Services)	941	29,284
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,423	44,255
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,132	574,554
The Ultimate Software Group, Inc.* (Software)	222	43,337
Twitter, Inc.* (Internet Software & Services)	4,295	64,210
Tyler Technologies, Inc.* (Software)	247	38,176
Vantiv, Inc.* (IT Services)	1,139	73,033
Veeva Systems, Inc.* - Class A (Health Care Technology)	730	37,434
Verint Systems, Inc.* (Software)	439	19,042
VeriSign, Inc.* (Internet Software & Services)	639	55,663
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	768	23,501
ViaSat, Inc.* (Communications Equipment)	375	23,933
Viavi Solutions, Inc.* (Communications Equipment)	1,647	17,656
VMware, Inc.* - Class A (Software)	517	47,636
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,054	169,517
Workday, Inc.* - Class A (Software)	882	73,453
Xerox Corp. (Technology Hardware, Storage & Peripherals)	6,094	44,730
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,770	102,465
Yahoo!, Inc.* (Internet Software & Services)	6,278	291,362
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	695	22,866
Zillow Group, Inc.* - Class A (Internet Software & Services)	325	10,988
Zillow Group, Inc.* - Class C (Internet Software & Services)	744	25,050
TOTAL COMMON STOCKS (Cost $14,978,106)		30,358,876

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements (0.7%)(a)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $218,013	$218,000	$218,000
TOTAL REPURCHASE AGREEMENTS (Cost $218,000)		218,000

TOTAL INVESTMENT SECURITIES (Cost $15,196,106) - 100.6%		30,576,876
Net other assets (liabilities) - (0.6)%		(187,164)

NET ASSETS - 100.0%		$30,389,712

*                             Non-income producing security.

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Technology invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Commercial Services & Supplies	$17,463	0.1%
Communications Equipment	1,982,368	6.5%
Construction & Engineering	21,657	NM
Diversified Telecommunication Services	22,866	0.1%
Electronic Equipment, Instruments & Components	292,899	1.0%
Health Care Technology	231,435	0.8%
Household Durables	41,348	0.1%
Internet Software & Services	6,797,550	22.4%
IT Services	1,805,887	5.9%
Semiconductors & Semiconductor Equipment	5,435,513	17.9%
Software	7,350,637	24.2%
Technology Hardware, Storage & Peripherals	6,359,253	20.9%
Other**	30,836	0.1%
Total	$30,389,712	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                     Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (49.4%)
AT&T, Inc. (Diversified Telecommunication Services)	73,908	$3,070,877
CenturyLink, Inc. (Diversified Telecommunication Services)	6,598	155,515
Frontier Communications Corp. (Diversified Telecommunication Services)	14,121	30,219
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	3,489	199,641
Sprint Corp.* (Wireless Telecommunication Services)	7,664	66,524
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,118	29,638
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	3,464	223,739
Verizon Communications, Inc. (Diversified Telecommunication Services)	49,080	2,392,650
TOTAL COMMON STOCKS (Cost $3,733,531)		6,168,803

	Principal Amount	Value
Repurchase Agreements (0.5%)(a)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $57,003	$57,000	$57,000
TOTAL REPURCHASE AGREEMENTS (Cost $57,000)		57,000

TOTAL INVESTMENT SECURITIES (Cost $3,790,531) - 49.9%		6,225,803
Net other assets (liabilities) - 50.1%		6,262,896

NET ASSETS - 100.0%		$12,488,699

*                             Non-income producing security

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	4/24/17	1.26%	$6,349,238	$(762)

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

ProFund VP Telecommunications invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Diversified Telecommunication Services	$5,848,902	46.8%
Wireless Telecommunication Services	319,901	2.6%
Other**	6,319,896	50.6%
Total	$12,488,699	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.5%)
ALLETE, Inc. (Electric Utilities)	2,610	$176,723
Alliant Energy Corp. (Electric Utilities)	11,873	470,290
Ameren Corp. (Multi-Utilities)	12,653	690,727
American Electric Power Co., Inc. (Electric Utilities)	25,642	1,721,347
American Water Works Co., Inc. (Water Utilities)	9,294	722,794
Aqua America, Inc. (Water Utilities)	9,254	297,516
Atmos Energy Corp. (Gas Utilities)	5,485	433,260
Avista Corp. (Multi-Utilities)	3,353	130,935
Black Hills Corp. (Multi-Utilities)	2,784	185,052
Calpine Corp.* (Independent Power & Renewable Electricity Producers)	18,725	206,911
CenterPoint Energy, Inc. (Multi-Utilities)	22,460	619,222
CMS Energy Corp. (Multi-Utilities)	14,597	653,070
Consolidated Edison, Inc. (Multi-Utilities)	15,908	1,235,415
Dominion Resources, Inc. (Multi-Utilities)	24,144	1,872,850
DTE Energy Co. (Multi-Utilities)	9,357	955,443
Duke Energy Corp. (Electric Utilities)	36,484	2,992,052
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	6,832	53,700
Edison International (Electric Utilities)	16,990	1,352,574
El Paso Electric Co. (Electric Utilities)	2,115	106,808
Entergy Corp. (Electric Utilities)	9,355	710,606
Eversource Energy (Electric Utilities)	16,525	971,340
Exelon Corp. (Electric Utilities)	48,320	1,738,554
FirstEnergy Corp. (Electric Utilities)	23,074	734,215
Great Plains Energy, Inc. (Electric Utilities)	11,232	328,199
Hawaiian Electric Industries, Inc. (Electric Utilities)	5,671	188,901
IDACORP, Inc. (Electric Utilities)	2,629	218,102
National Fuel Gas Co. (Gas Utilities)	4,450	265,309
New Jersey Resources Corp. (Gas Utilities)	4,501	178,240
NextEra Energy, Inc. (Electric Utilities)	24,384	3,130,173
NiSource, Inc. (Multi-Utilities)	16,867	401,266
NorthWestern Corp. (Multi-Utilities)	2,521	147,983
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	16,478	308,139
ONE Gas, Inc. (Gas Utilities)	2,725	184,210
PG&E Corp. (Electric Utilities)	26,434	1,754,160
Pinnacle West Capital Corp. (Electric Utilities)	5,806	484,104
PNM Resources, Inc. (Electric Utilities)	4,154	153,698
Portland General Electric Co. (Electric Utilities)	4,638	206,020
PPL Corp. (Electric Utilities)	35,447	1,325,363
Public Service Enterprise Group, Inc. (Multi-Utilities)	26,399	1,170,796
SCANA Corp. (Multi-Utilities)	7,452	486,988
Sempra Energy (Multi-Utilities)	13,065	1,443,683
South Jersey Industries, Inc. (Gas Utilities)	4,144	147,734
Southwest Gas Corp. (Gas Utilities)	2,479	205,534
Spire, Inc. (Gas Utilities)	2,385	160,988
The AES Corp. (Independent Power & Renewable Electricity Producers)	34,375	384,312
The Southern Co. (Electric Utilities)	51,682	2,572,730
UGI Corp. (Gas Utilities)	9,018	445,488
Vectren Corp. (Multi-Utilities)	4,325	253,488
WEC Energy Group, Inc. (Multi-Utilities)	16,458	997,849
Westar Energy, Inc. (Electric Utilities)	7,407	401,978
WGL Holdings, Inc. (Gas Utilities)	2,671	220,438
Xcel Energy, Inc. (Electric Utilities)	26,451	1,175,747
TOTAL COMMON STOCKS (Cost $16,545,559)		38,373,024

	Principal Amount	Value
Repurchase Agreements (NM)(a)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $7,000	$7,000	$7,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,000)		7,000

TOTAL INVESTMENT SECURITIES (Cost $16,552,559) - 100.5%		38,380,024
Net other assets (liabilities) - (0.5)%		(207,525)

NET ASSETS - 100.0%		$38,172,499

*                             Non-income producing security.

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                     Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

ProFund VP Utilities invested in the following industries as of March 31, 2017:

	Value	% of Net Assets
Electric Utilities	$22,913,684	59.9%
Gas Utilities	2,241,201	5.9%
Independent Power & Renewable Electricity Producers	953,062	2.5%
Multi-Utilities	11,244,767	29.5%
Water Utilities	1,020,310	2.7%
Other**	(200,525)	(0.5)%
Total	$38,172,499	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (56.6%)
U.S. Treasury Bond, 3.00%, 2/15/47	$11,640,000	$11,593,622
TOTAL U.S. TREASURY OBLIGATION (Cost $11,565,622)		11,593,622

Repurchase Agreements (48.4%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $9,920,574	9,920,000	9,920,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,920,000)		9,920,000

TOTAL INVESTMENT SECURITIES (Cost $21,485,622) - 105.0%		21,513,622
Net other assets (liabilities) - (5.0)%		(1,029,213)

NET ASSETS - 100.0%		$20,484,409

(a)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $217,000.

(b)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 2/15/47	Citibank North America	4/6/17	0.85%	$4,183,266	$130,099
30-Year U.S. Treasury Bond, 3.00% due on 2/15/47	Societe’ Generale	4/6/17	1.01%	9,760,953	158,097
				$13,944,219	$288,196

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (102.2%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $15,105,874	$15,105,000	$15,105,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,105,000)		15,105,000

TOTAL INVESTMENT SECURITIES (Cost $15,105,000) - 102.2%		15,105,000
Net other assets (liabilities) - (2.2)%		(320,443)

NET ASSETS - 100.0%		$14,784,557

(a)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2017, the aggregate amount held in a segregated account was $404,000.

(b)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 2/15/47	Citibank North America	4/6/17	(0.55)%	$(15,936,250)	$(282,569)
30-Year U.S. Treasury Bond, 3.00% due on 2/15/47	Societe’ Generale	4/6/17	(0.57)%	(2,390,438)	(39,496)
				$(18,326,688)	$(322,065)

^                            Reflects the floating financing rate, as of March 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements (99.5%)(a)(b)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $1,275,074	$1,275,000	$1,275,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,275,000)		1,275,000

TOTAL INVESTMENT SECURITIES (Cost $1,275,000) - 99.5%		1,275,000
Net other assets (liabilities) - 0.5%		6,660

NET ASSETS - 100.0%		$1,281,660

(a)                   A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of March 31, 2017, the aggregate amount held in a segregated account was $66,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At March 31, 2017, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	4/7/17	52,493	$65,001	$65,769	$768
Canadian dollar vs. U.S. dollar	4/7/17	63,275	47,477	47,591	114
Euro vs. U.S. dollar	4/7/17	261,071	278,344	278,570	226
Japanese yen vs. U.S. dollar	4/7/17	8,372,927	74,285	75,244	959
Swedish krona vs. U.S. dollar	4/7/17	105,379	11,920	11,768	(152)
Swiss franc vs. U.S. dollar	4/7/17	18,221	18,195	18,203	8
Total Long Contracts			$495,222	$497,145	$1,923

At March 31, 2017, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	4/7/17	33,570	$42,065	$42,060	$5
Canadian dollar vs. U.S. dollar	4/7/17	42,370	31,743	31,867	(124)
Euro vs. U.S. dollar	4/7/17	186,568	201,408	199,074	2,334
Japanese yen vs. U.S. dollar	4/7/17	5,325,225	48,029	47,855	174
Swedish krona vs. U.S. dollar	4/7/17	128,298	14,544	14,327	217
Swiss franc vs. U.S. dollar	4/7/17	12,480	12,582	12,467	115
Total Short Contracts			$350,371	$347,650	$2,721

Long:
British pound vs. U.S. dollar	4/7/17	103,439	$128,147	$129,598	$1,451
Canadian dollar vs. U.S. dollar	4/7/17	134,279	100,753	100,995	242
Euro vs. U.S. dollar	4/7/17	609,489	650,578	650,343	(235)
Japanese yen vs. U.S. dollar	4/7/17	16,259,106	145,029	146,113	1,084
Swedish krona vs. U.S. dollar	4/7/17	499,113	55,728	55,736	8
Swiss franc vs. U.S. dollar	4/7/17	40,109	40,051	40,069	18
Total Long Contracts			$1,120,286	$1,122,854	$2,568

See accompanying notes to schedules of portfolio investments.

March 31, 2017 :: ProFund VP Government Money Market ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (13.1%)
U.S. Treasury Bill, 0.98%+, 3/1/18	$27,000,000	$26,756,468
TOTAL U.S. TREASURY OBLIGATION (Cost $26,756,468)		26,756,468

Repurchase Agreements (97.0%)(a)
Repurchase Agreements with various counterparties, rates 0.67%-0.73%, dated 3/31/17, due 4/3/17, total to be received $198,154,467	198,143,000	198,143,000
TOTAL REPURCHASE AGREEMENTS (Cost $198,143,000)		198,143,000

TOTAL INVESTMENT SECURITIES (Cost $224,899,468) - 110.1%		224,899,468
Net other assets (liabilities) - (10.1)%		(20,595,164)

NET ASSETS - 100.0%		$204,304,304

+                           Reflects the effective yield or interest rate in effect at March 31, 2017.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2017  (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying Schedules of Portfolio Investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Government Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of March 31, 2017, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	HSBC Securities (USA), Inc.,	RBC Capital Markets, LLC,	RBS Securities, Inc.,	Societe’ Generale,	UMB Bank N.A.,
	0.67%	0.71%	0.67%	0.73%	0.67%
Fund	dated 3/31/17,	dated 3/31/17,	dated 3/31/17,	dated 3/31/17,	dated 3/31/17,
Name	due 4/3/17(1)	due 4/3/17(2)	due 4/3/17(3)	due 4/3/17(4)	due 4/3/17(5)
ProFund VP Bull	$10,873,000	$7,475,000	$9,514,000	$10,873,000	$156,000
ProFund VP Mid-Cap	12,751,000	8,766,000	11,156,000	12,751,000	181,000
ProFund VP Small-Cap	3,985,000	2,739,000	3,486,000	3,985,000	60,000
ProFund VP Dow 30	69,000	47,000	60,000	69,000	8,000
ProFund VP NASDAQ-100	5,785,000	3,977,000	5,063,000	5,785,000	88,000
ProFund VP Mid-Cap Value	26,000	18,000	22,000	26,000	2,000
ProFund VP Mid-Cap Growth	32,000	22,000	28,000	32,000	3,000

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2017  (unaudited)

	HSBC Securities (USA), Inc.,	RBC Capital Markets, LLC,	RBS Securities, Inc.,	Societe’ Generale,	UMB Bank N.A.,
	0.67%	0.71%	0.67%	0.73%	0.67%
Fund	dated 3/31/17,	dated 3/31/17,	dated 3/31/17,	dated 3/31/17,	dated 3/31/17,
Name	due 4/3/17(1)	due 4/3/17(2)	due 4/3/17(3)	due 4/3/17(4)	due 4/3/17(5)
ProFund VP Small-Cap Value	$55,000	$37,000	$48,000	$55,000	$2,000
ProFund VP Asia 30	22,000	15,000	20,000	22,000	3,000
ProFund VP International	2,879,000	1,979,000	2,518,000	2,879,000	46,000
ProFund VP Emerging Markets	582,000	401,000	509,000	582,000	15,000
ProFund VP Japan	2,866,000	1,970,000	2,508,000	2,866,000	42,000
ProFund VP UltraBull	1,176,000	807,000	1,029,000	1,176,000	23,000
ProFund VP UltraMid-Cap	1,702,000	1,169,000	1,490,000	1,702,000	29,000
ProFund VP UltraSmall-Cap	3,819,000	2,625,000	3,342,000	3,819,000	63,000
ProFund VP UltraNASDAQ-100	6,006,000	4,129,000	5,257,000	6,006,000	91,000
ProFund VP Bear	1,466,000	1,007,000	1,283,000	1,466,000	28,000
ProFund VP Short Mid-Cap	79,000	54,000	69,000	79,000	9,000
ProFund VP Short Small-Cap	644,000	442,000	563,000	644,000	13,000
ProFund VP Short Dow 30	3,000	2,000	3,000	3,000	6,000
ProFund VP Short NASDAQ-100	908,000	622,000	794,000	908,000	20,000
ProFund VP Short International	185,000	127,000	162,000	185,000	11,000
ProFund VP Short Emerging Markets	267,000	184,000	234,000	267,000	9,000
ProFund VP UltraShort Dow 30	2,000	2,000	2,000	2,000	8,000
ProFund VP UltraShort NASDAQ-100	130,000	88,000	113,000	130,000	9,000
ProFund VP Basic Materials	30,000	21,000	26,000	30,000	3,000
ProFund VP Consumer Services	42,000	29,000	36,000	42,000	2,000
ProFund VP Financials	5,000	3,000	4,000	5,000	2,000
ProFund VP Internet	30,000	20,000	26,000	30,000	2,000
ProFund VP Precious Metals	7,997,000	5,497,000	6,997,000	7,997,000	115,000
ProFund VP Semiconductor	—	—	—	—	1,000
ProFund VP Technology	60,000	41,000	53,000	60,000	4,000
ProFund VP Telecommunications	15,000	10,000	13,000	15,000	4,000
ProFund VP Utilities	1,000	1,000	1,000	1,000	3,000
ProFund VP U.S. Government Plus	2,773,000	1,906,000	2,425,000	2,773,000	43,000
ProFund VP Rising Rates Opportunity	4,221,000	2,903,000	3,694,000	4,221,000	66,000
ProFund VP Falling U.S. Dollar	356,000	243,000	310,000	356,000	10,000
ProFund VP Government Money Market	55,404,000	38,090,000	48,478,000	55,404,000	767,000
	$127,246,000	$87,468,000	$111,336,000	$127,246,000	$1,947,000

Each Repurchase Agreement was fully collateralized by U.S. government securities as of March 31, 2017 as follows:

(1)

U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), effective yield or interest rate in effect at March 31, 2017, 2.50% to 3.126%, due 11/15/27 to 2/15/44, which had an aggregate value of $129,816,344.

(2)	U.S. Treasury Inflation-Protected Securities (“TIPS”), 1.125% to 1.875%, due 7/15/19 to 1/15/21, U.S. Treasury Notes, 2.00%, due 5/31/21, which had an aggregate value of $89,222,522.
(3)	U.S. Treasury Notes, 1.625% to 2.00%, due 6/30/20 to 5/31/23, which had an aggregate value of $113,566,994.
(4)	U.S. Treasury Inflation-Protected Securities (“TIPS”), 0.125%, due 7/15/24, total value of $129,795,406.
(5)	U.S. Treasury Notes, 0.50% due 7/31/17, total value of $1,990,179.

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the quarter ended March 31, 2017, were utilized to gain exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2017  (unaudited)

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort NASDAQ-100 (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2017  (unaudited)

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of March 31, 2017, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP’s illiquid investment limitations.

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2017  (unaudited)

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of March 31, 2017, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the ProFunds’ VP financial statements. The adoption will have no effect on the ProFunds’ VP net assets or results of operations.

3.    Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds VPs’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds VPs’ investments are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical assets

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the ProFunds VPs’ own assumptions in determining the fair value of investments)

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2017  (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.  Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security.  While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended March 31, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of March 31, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$41,156,338	$—	$—	$—	$41,156,338	$—
Repurchase Agreements	—	—	38,891,000	—	38,891,000	—
Futures Contracts	—	(25,736)	—	—	—	(25,736)
Swap Agreements	—	—	—	162,065	—	162,065
Total	$41,156,338	$(25,736)	$38,891,000	$162,065	$80,047,338	$136,329
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$45,605,000	$—	$45,605,000	$—
Futures Contracts	—	28,150	—	—	—	28,150
Swap Agreements	—	—	—	667,905	—	667,905
Total	$—	$28,150	$45,605,000	$667,905	$45,605,000	$696,055

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2017  (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities		Other Financial Instruments^
ProFund VP Small-Cap
Common Stocks	$5,245,204	$—	$—	$—	$5,245,204		$—
Contingent Rights*	—	—	500	—	500		—
Trust**	—	—	—	—	—		—
Repurchase Agreements	—	—	14,255,000	—	14,255,000		—
Futures Contracts	—	38,111	—	—	—		38,111
Swap Agreements	—	—	—	255,975	—		255,975
Total	$5,245,204	$38,111	$14,255,500	$255,975	$19,500,704		$294,086
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$253,000	$—	$253,000		$—
Swap Agreements	—	—	—	2	—		2
Total	$—	$—	$253,000	$2	$253,000		$2
ProFund VP NASDAQ-100
Common Stocks	$38,325,365	$—	$—	$—	$38,325,365		$—
Repurchase Agreements	—	—	20,698,000	—	20,698,000		—
Futures Contracts	—	111,303	—	—	—		111,303
Swap Agreements	—	—	—	153,748	—		153,748
Total	$38,325,365	$111,303	$20,698,000	$153,748	$59,023,365		$265,051
ProFund VP Large-Cap Value
Common Stocks	$20,699,371	$—	$—	$—	$20,699,371		$—
Total	$20,699,371	$—	$—	$—	$20,699,371		$—
ProFund VP Large-Cap Growth
Common Stocks	$29,197,614	$—	$—	$—	$29,197,614		$—
Total	$29,197,614	$—	$—	$—	$29,197,614		$—
ProFund VP Mid-Cap Value
Common Stocks	$23,320,944	$—	$—	$—	$23,320,944		$—
Repurchase Agreements	—	—	94,000	—	94,000		—
Total	$23,320,944	$—	$94,000	$—	$23,414,944		$—
ProFund VP Mid-Cap Growth
Common Stocks	$23,893,139	$—	$—	$—	$23,893,139		$—
Repurchase Agreements	—	—	117,000	—	117,000		—
Total	$23,893,139	$—	$117,000	$—	$24,010,139		$—
ProFund VP Small-Cap Value
Common Stocks	$37,372,134	$—	$—	$—	$37,372,134	`	$—
Repurchase Agreements	—	—	197,000	—	197,000		—
Total	$37,372,134	$—	$197,000	$—	$37,569,134		$—
ProFund VP Small-Cap Growth
Common Stocks	$28,256,353	$—	$—	$—	$28,256,353		$—
Total	$28,256,353	$—	$—	$—	$28,256,353		$—
ProFund VP Asia 30
Common Stocks	$25,163,620	$—	$—	$—	$25,163,620		$—
Repurchase Agreements	—	—	82,000	—	82,000		—
Total	$25,163,620	$—	$82,000	$—	$25,245,620		$—
ProFund VP Europe 30
Common Stocks	$30,069,489	$—	$—	$—	$30,069,489		$—
Total	$30,069,489	$—	$—	$—	$30,069,489		$—
ProFund VP International
Repurchase Agreements	$—	$—	$10,301,000	$—	$10,301,000		$—
Swap Agreements	—	—	—	(19,053)	—		(19,053)
Total	$—	$—	$10,301,000	$(19,053)	$10,301,000		$(19,053)
ProFund VP Emerging Markets
Common Stocks	$17,019,735	$—	$—	$—	$17,019,735		$—
Preferred Stocks	1,384,562	—	—	—	1,384,562		—
Repurchase Agreements	—	—	2,089,000	—	2,089,000		—
Swap Agreements	—	—	—	4,226	—		4,226
Total	$18,404,297	$—	$2,089,000	$4,226	$20,493,297		$4,226

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2017  (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Japan
Repurchase Agreements	$—	$—	$10,252,000	$—	$10,252,000	$—
Futures Contracts	—	(225,062)	—	—	—	(225,062)
Total	$—	$(225,062)	$10,252,000	$—	$10,252,000	$(225,062)
ProFund VP UltraBull
Common Stocks	$11,523,779	$—	$—	$—	$11,523,779	$—
Repurchase Agreements	—	—	4,211,000	—	4,211,000	—
Futures Contracts	—	(1,188)	—	—	—	(1,188)
Swap Agreements	—	—	—	779,886	—	779,886
Total	$11,523,779	$(1,188)	$4,211,000	$779,886	$15,734,779	$778,698
ProFund VP UltraMid-Cap
Common Stocks	$15,210,231	$—	$—	$—	$15,210,231	$—
Repurchase Agreements	—	—	6,092,000	—	6,092,000	—
Futures Contracts	—	22,179	—	—	—	22,179
Swap Agreements	—	—	—	746,206	—	746,206
Total	$15,210,231	$22,179	$6,092,000	$746,206	$21,302,231	$768,385
ProFund VP UltraSmall-Cap
Common Stocks	$10,700,215	$—	$—	$—	$10,700,215	$—
Contingent Rights*	—	—	1,079	—	1,079	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	13,668,000	—	13,668,000	—
Futures Contracts	—	127,099	—	—	—	127,099
Swap Agreements	—	—	—	799,581	—	799,581
Total	$10,700,215	$127,099	$13,669,079	$799,581	$24,369,294	$926,680
ProFund VP UltraNASDAQ-100
Common Stocks	$58,765,560	$—	$—	$—	$58,765,560	$—
Repurchase Agreements	—	—	21,489,000	—	21,489,000	—
Futures Contracts	—	235,264	—	—	—	235,264
Swap Agreements	—	—	—	1,343,026	—	1,343,026
Total	$58,765,560	$235,264	$21,489,000	$1,343,026	$80,254,560	$1,578,290
ProFund VP Bear
Repurchase Agreements	$—	$—	$5,250,000	$—	$5,250,000	$—
Futures Contracts	—	1,408	—	—	—	1,408
Swap Agreements	—	—	—	(36,777)	—	(36,777)
Total	$—	$1,408	$5,250,000	$(36,777)	$5,250,000	$(35,369)
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$290,000	$—	$290,000	$—
Swap Agreements	—	—	—	(3,682)	—	(3,682)
Total	$—	$—	$290,000	$(3,682)	$290,000	$(3,682)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$2,306,000	$—	$2,306,000	$—
Futures Contracts	—	(7,391)	—	—	—	(7,391)
Swap Agreements	—	—	—	(36,863)	—	(36,863)
Total	$—	$(7,391)	$2,306,000	$(36,863)	$2,306,000	$(44,254)
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$17,000	$—	$17,000	$—
Swap Agreements	—	—	—	(95)	—	(95)
Total	$—	$—	$17,000	$(95)	$17,000	$(95)
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$3,252,000	$—	$3,252,000	$—
Futures Contracts	—	(6,067)	—	—	—	(6,067)
Swap Agreements	—	—	—	(29,948)	—	(29,948)
Total	$—	$(6,067)	$3,252,000	$(29,948)	$3,252,000	$(36,015)
ProFund VP Short International
Repurchase Agreements	$—	$—	$670,000	$—	$670,000	$—
Swap Agreements	—	—	—	950	—	950
Total	$—	$—	$670,000	$950	$670,000	$950

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2017  (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments^	Investment Securities		Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$961,000		$—	$961,000	$—
Swap Agreements	—	—	—		850	—	850
Total	$—	$—	$961,000		$850	$961,000	$850
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$16,000		$—	$16,000	$—
Swap Agreements	—	—	—		(205)	—	(205)
Total	$—	$—	$16,000		$(205)	$16,000	$(205)
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$470,000		$—	$470,000	$—
Futures Contracts	—	(1,378)	—		—	—	(1,378)
Swap Agreements	—	—	—		(12,422)	—	(12,422)
Total	$—	$(1,378)	$470,000		$(12,422)	$470,000	$(13,800)
ProFund VP Banks
Common Stocks	$11,168,516	$—	$—		$—	$11,168,516	$—
Swap Agreements	—	—	—		(420)	—	(420)
Total	$11,168,516	$—	$—		$(420)	$11,168,516	$(420)
ProFund VP Basic Materials
Common Stocks	$27,149,092	$—	$—		$—	$27,149,092	$—
Repurchase Agreements	—	—	110,000		—	110,000	—
Total	$27,149,092	$—	$110,000		$—	$27,259,092	$—
ProFund VP Biotechnology
Common Stocks	$47,798,469	$—	$—		$—	$47,798,469	$—
Contingent Right	—	—	16,099		—	16,099	—
Swap Agreements	—	—	—		(2,010)	—	(2,010)
Total	$47,798,469	$—	$16,099		$(2,010)	$47,814,568	$(2,010)
ProFund VP Consumer Goods
Common Stocks	$15,901,251	$—	$—		$—	$15,901,251	$—
Total	$15,901,251	$—	$—		$—	$15,901,251	$—
ProFund VP Consumer Services
Common Stocks	$22,405,468	$—	$—		$—	$22,405,468	$—
Repurchase Agreements	—	—	151,000		—	151,000	—
Total	$22,405,468	$—	$151,000		$—	$22,556,468	$—
ProFund VP Financials
Common Stocks	$48,357,645	$—	$—		$—	$48,357,645	$—
Repurchase Agreements	—	—	19,000		—	19,000	—
Total	$48,357,645	$—	$19,000		$—	$48,376,645	$—
ProFund VP Health Care
Common Stocks	$54,436,596	$—	$—		$—	$54,436,596	$—
Contingent Right	—	—	4,125		—	4,125	—
Total	$54,436,596	$—	$4,125		$—	$54,440,721	$—
ProFund VP Industrials
Common Stocks	$25,562,768	$—	$—		$—	$25,562,768	$—
Total	$25,562,768	$—	$—		$—	$25,562,768	$—
ProFund VP Internet
Common Stocks	$15,832,608	$—	$—		$—	$15,832,608	$—
Repurchase Agreements	—	—	108,000		—	108,000	—
Total	$15,832,608	$—	$108,000		$—	$15,940,608	$—
ProFund VP Oil & Gas
Common Stocks	$47,160,327	$—	$—		$—	$47,160,327	$—
Total	$47,160,327	$—	$—		$—	$47,160,327	$—
ProFund VP Pharmaceuticals
Common Stocks	$13,460,772	$—	$—	`	$—	$13,460,772	$—
Swap Agreements	—	—	—		(918)	—	(918)
Total	$13,460,772	$—	$—		$(918)	$13,460,772	$(918)

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2017  (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$28,603,000	$—	$28,603,000	$—
Swap Agreements	—	—	—	(418,019)	—	(418,019)
Total	$—	$—	$28,603,000	$(418,019)	$28,603,000	$(418,019)
ProFund VP Real Estate
Common Stocks	$13,043,254	$—	$—	$—	$13,043,254	$—
Total	$13,043,254	$—	$—	$—	$13,043,254	$—
ProFund VP Semiconductor
Common Stocks	$7,684,778	$—	$—	$—	$7,684,778	$—
Repurchase Agreements	—	—	1,000	—	1,000	—
Swap Agreements	—	—	—	(282)	—	(282)
Total	$7,684,778	$—	$1,000	$(282)	$7,685,778	$(282)
ProFund VP Technology
Common Stocks	$30,358,876	$—	$—	$—	$30,358,876	$—
Repurchase Agreements	—	—	218,000	—	218,000	—
Total	$30,358,876	$—	$218,000	$—	$30,576,876	$—
ProFund VP Telecommunications
Common Stocks	$6,168,803	$—	$—	$—	$6,168,803	$—
Repurchase Agreements	—	—	57,000	—	57,000	—
Swap Agreements	—	—	—	(762)	—	(762)
Total	$6,168,803	$—	$57,000	$(762)	$6,225,803	$(762)
ProFund VP Utilities
Common Stocks	$38,373,024	$—	$—	$—	$38,373,024	$—
Repurchase Agreements	—	—	7,000	—	7,000	—
Total	$38,373,024	$—	$7,000	$—	$38,380,024	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$11,593,622	$—	$11,593,622	$—
Repurchase Agreements	—	—	9,920,000	—	9,920,000	—
Swap Agreements	—	—	—	288,196	—	288,196
Total	$—	$—	$21,513,622	$288,196	$21,513,622	$288,196
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$15,105,000	$—	$15,105,000	$—
Swap Agreements	—	—	—	(322,065)	—	(322,065)
Total	$—	$—	$15,105,000	$(322,065)	$15,105,000	$(322,065)
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$1,275,000	$—	$1,275,000	$—
Forward Currency Contracts	—	—	—	7,212	—	7,212
Total	$—	$—	$1,275,000	$7,212	$1,275,000	$7,212
ProFund VP Government Money Market
U.S. Treasury Obligation	$—	$—	$26,756,468	$—	$26,756,468	$—
Repurchase Agreements	—	—	198,143,000	—	198,143,000	—
Total	$—	$—	$224,899,468	$—	$224,899,468	$—

^     Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

* Chelsea Therapeutics International, Ltd. contingent right was valued at $0 and categorized as Level 2 within the fair value hierarchy.

** Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2017  (unaudited)

Risks Associated with the Use of Derivatives

Certain ProFunds VP obtain investment exposure through derivatives (i.e., swap agreements, futures contracts and forward contracts), which may be considered aggressive and may expose a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund VP’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired. When a ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund VP to losses in excess of those amounts initially invested.

In addition, a ProFund VP may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Compounding Risk

Certain ProFunds VP are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because these ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2017  (unaudited)

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund VP’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP’s correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective on or around that day.

Counterparty Risk

Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of  debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

Index Performance Risk

Certain ProFunds VP will be subject to index performance risk.  There is no guarantee or assurance that the methodology used to create the Index will result in the ProFund VP achieving high, or even positive, returns.  The Index may underperform, and the ProFund VP could lose value, while other indices or measures of market performance increase in value.

: :  Notes to Schedules of Portfolio Investments  : :  March 31, 2017  (unaudited)

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor.  Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S.  For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities.  These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Federal Income Tax Information

At March 31, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
ProFund VP Bull	$56,318,711	$29,023,209	$(5,294,582)	$23,728,627
ProFund VP Mid-Cap	45,605,000	—	—	—
ProFund VP Small-Cap	18,098,013	1,772,276	(369,585)	1,402,691
ProFund VP Dow 30	253,000	—	—	—
ProFund VP NASDAQ-100	34,384,200	26,641,750	(2,002,585)	24,639,165
ProFund VP Large-Cap Value	17,025,411	6,881,610	(3,207,650)	3,673,960
ProFund VP Large-Cap Growth	17,021,434	13,364,750	(1,188,570)	12,176,180
ProFund VP Mid-Cap Value	20,371,807	5,710,820	(2,667,683)	3,043,137
ProFund VP Mid-Cap Growth	18,413,834	6,985,107	(1,388,802)	5,596,305
ProFund VP Small-Cap Value	34,554,744	7,516,301	(4,501,911)	3,014,390
ProFund VP Small-Cap Growth	22,254,868	7,734,273	(1,732,788)	6,001,485
ProFund VP Asia 30	18,657,204	11,205,445	(4,617,029)	6,588,416
ProFund VP Europe 30	29,771,595	7,271,764	(6,973,870)	297,894
ProFund VP International	10,301,000	—	—	—
ProFund VP Emerging Markets	17,465,152	4,591,826	(1,563,681)	3,028,145
ProFund VP Japan	10,252,000	—	—	—
ProFund VP UltraBull	11,850,310	5,055,930	(1,171,461)	3,884,469
ProFund VP UltraMid-Cap	17,278,685	6,202,996	(2,179,450)	4,023,546
ProFund VP UltraSmall-Cap	20,730,744	4,373,969	(735,419)	3,638,550
ProFund VP UltraNASDAQ-100	54,187,575	28,083,389	(2,016,404)	26,066,985
ProFund VP Bear	5,250,000	—	—	—
ProFund VP Short Mid-Cap	290,000	—	—	—
ProFund VP Short Small-Cap	2,306,000	—	—	—
ProFund VP Short Dow 30	17,000	—	—	—
ProFund VP Short NASDAQ-100	3,252,000	—	—	—
ProFund VP Short International	670,000	—	—	—
ProFund VP Short Emerging Markets	961,000	—	—	—
ProFund VP UltraShort Dow 30	16,000	—	—	—
ProFund VP UltraShort NASDAQ-100	470,000	—	—	—
ProFund VP Banks	9,731,808	4,218,702	(2,781,994)	1,436,708
ProFund VP Basic Materials	20,309,199	10,249,856	(3,299,963)	6,949,893
ProFund VP Biotechnology	29,106,228	27,319,827	(8,611,487)	18,708,340
ProFund VP Consumer Goods	6,618,780	10,584,422	(1,301,951)	9,282,471
ProFund VP Consumer Services	8,787,388	14,944,767	(1,175,687)	13,769,080
ProFund VP Financials	37,572,318	20,547,476	(9,743,149)	10,804,327
ProFund VP Health Care	26,546,723	32,631,421	(4,737,423)	27,893,998
ProFund VP Industrials	18,772,439	8,441,382	(1,651,053)	6,790,329
ProFund VP Internet	9,569,619	7,743,335	(1,372,346)	6,370,989
ProFund VP Oil & Gas	29,642,298	25,967,821	(8,449,792)	17,518,029
ProFund VP Pharmaceuticals	9,313,487	6,700,478	(2,553,193)	4,147,285
ProFund VP Precious Metals	28,603,000	—	—	—
ProFund VP Real Estate	7,705,256	7,396,624	(2,058,626)	5,337,998
ProFund VP Semiconductor	5,716,044	2,454,049	(484,315)	1,969,734
ProFund VP Technology	17,267,887	15,397,153	(2,088,164)	13,308,989
ProFund VP Telecommunications	5,445,824	2,451,177	(1,671,198)	779,979
ProFund VP Utilities	19,746,664	21,849,921	(3,216,561)	18,633,360
ProFund VP U.S. Government Plus	21,485,622	28,000	—	28,000
ProFund VP Rising Rates Opportunity	15,105,000	—	—	—
ProFund VP Falling U.S. Dollar	1,275,000	—	—	—
ProFund VP Government Money Market	224,899,468	—	—	—

6. Legal and Regulatory Matters

In December 2007, ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and has not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

7. Subsequent Events

The ProFunds VP have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these schedules of portfolio investments were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds’ VP schedules of portfolio investments.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	May 25, 2017

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	May 23, 2017